UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05954
The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California  94105
(Address of principal executive offices)            (Zip code)
Marie Chandoha
Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

65.8%	Fixed-Rate Obligations	8,866,757,671	8,866,757,671
13.3%	Variable-Rate Obligations	1,789,494,615	1,789,494,615
11.8%	U.S. Government Agency Securities	1,587,843,330	1,587,843,330
9.1%	Repurchase Agreements	1,231,781,087	1,231,781,087
0.0%	Other Investment	3,759,257	3,759,257

100.0%	Total Investments	13,479,635,960	13,479,635,960
0.0%	Other Assets and Liabilities, Net		3,971,937

100.0%	Net Assets		13,483,607,897

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 65.8% of net assets

Bank Notes 3.7%
Bank of America, N.A.		0.32%		04/04/11	211,000,000	211,000,000
		0.33%		05/04/11	125,000,000	125,000,000
		0.33%		05/09/11	15,000,000	15,000,000
		0.33%		06/14/11	55,000,000	55,000,000
		0.31%		07/01/11	50,000,000	50,000,000
		0.31%		07/11/11	13,000,000	13,000,000
		0.40%		07/28/11	35,000,000	35,000,000

						504,000,000

Bankers Acceptance 0.4%
Bank of America, N.A.		0.41%		09/02/11	3,000,000	2,994,738
		0.41%		09/06/11	21,000,000	20,962,212
		0.40%		09/13/11	3,000,000	2,994,500
		0.41%		09/16/11	11,000,000	10,978,953
		0.41%		09/26/11	21,000,000	20,957,429

						58,887,832

Certificates of Deposit 26.9%
Abbey National Treasury Services PLC	a	0.67%		04/07/11	48,000,000	48,000,000
	a	0.68%		05/02/11	18,000,000	18,000,077

Banco Santander S.A.		0.54%		05/03/11	38,000,000	38,000,000

Bank of Montreal		0.11%		04/07/11	100,000,000	100,000,000
		0.16%		05/02/11	47,000,000	47,000,000

Bank of Nova Scotia		0.28%		04/04/11	2,000,000	2,000,000
		0.28%		04/05/11	124,000,000	124,000,000

 1

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.18%		04/29/11	116,000,000	116,000,000
		0.26%		06/03/11	61,000,000	61,000,000
		0.26%		06/06/11	79,000,000	79,000,000
		0.25%		06/28/11	4,000,000	4,000,000

Bank of Tokyo Mitsubishi UFJ Ltd.		0.40%		07/26/11	3,000,000	3,000,000
		0.52%		07/27/11	64,000,000	64,000,000

Barclays Bank PLC		0.69%		05/27/11	31,000,000	31,000,000
		0.41%		06/14/11	38,000,000	38,000,000

BNP Paribas		0.50%		06/17/11	11,000,000	11,000,000
		0.45%		07/13/11	50,000,000	50,000,000
		0.46%		07/15/11	103,000,000	103,000,000
		0.45%		07/18/11	135,000,000	135,000,000
		0.46%		07/20/11	1,000,000	1,000,000
		0.48%		08/08/11	8,000,000	8,000,000
		0.54%		08/23/11	227,000,000	227,000,000
		0.54%		09/07/11	9,000,000	9,000,000
		0.52%		09/23/11	8,000,000	8,000,000

Canadian Imperial Bank of Commerce		0.22%		04/06/11	38,000,000	38,000,000

Commerzbank AG		0.15%		04/01/11	96,000,000	96,000,000
		0.33%		06/09/11	52,000,000	52,000,000

Commonwealth Bank of Australia		0.29%		05/06/11	88,000,000	88,000,000

Credit Agricole Corporate & Investment Bank		0.33%		06/21/11	3,000,000	3,000,000
		0.33%		07/06/11	32,000,000	32,000,000
		0.34%		07/11/11	18,000,000	18,000,000

Credit Suisse AG		0.28%		05/31/11	14,000,000	14,000,000
		0.26%		07/01/11	61,000,000	61,000,000

Deutsche Bank AG		0.29%		04/01/11	61,000,000	61,000,000
		0.30%		04/04/11	119,000,000	119,000,000
		0.51%		06/20/11	127,000,000	127,000,000
		0.50%		06/21/11	10,000,000	10,000,000
		0.39%		09/26/11	88,000,000	88,000,000

Landesbank Hessen-Thuringen Girozentrale		0.41%		06/16/11	52,000,000	52,000,000

Mitsubishi UFJ Trust & Banking Corp.		0.32%		04/11/11	45,000,000	45,000,000
		0.32%		04/12/11	78,000,000	78,000,000
		0.33%		05/09/11	39,000,000	39,000,000

Mizuho Corporate Bank Ltd.		0.30%		04/14/11	24,000,000	24,000,000
		0.31%		05/03/11	62,000,000	62,000,000
		0.30%		05/05/11	47,000,000	47,000,000

National Australia Bank Ltd.		0.25%		07/07/11	68,000,000	68,000,000

Nordea Bank Finland PLC		0.29%		04/04/11	108,000,000	108,000,000

Royal Bank of Scotland PLC		0.68%		06/07/11	24,000,000	24,000,000
		0.66%		06/16/11	2,000,000	2,000,000
		0.65%		07/05/11	35,000,000	35,000,000
		0.64%		07/19/11	17,000,000	17,000,000
		0.64%		07/27/11	20,000,000	20,000,000
		0.51%		09/09/11	100,000,000	100,000,000

Societe Generale		0.40%		04/08/11	61,000,000	61,000,000
		0.50%		09/26/11	9,000,000	9,000,000

2

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Sumitomo Mitsui Banking Corp.		0.30%		04/06/11	30,000,000	30,000,000
		0.30%		04/08/11	32,000,000	32,000,000
		0.30%		04/14/11	25,000,000	25,000,000
		0.30%		04/19/11	6,000,000	6,000,000
		0.30%		04/25/11	29,000,000	29,000,000
		0.30%		06/01/11	29,000,000	29,000,000

Sumitomo Trust & Banking Co.		0.40%		04/05/11	21,000,000	21,000,000
		0.55%		05/24/11	43,000,000	43,000,315
		0.41%		07/14/11	54,000,000	54,000,778

Svenska Handelsbanken AB		0.28%		06/07/11	34,000,000	34,000,316
		0.30%		06/08/11	75,000,000	74,999,997
		0.27%		06/29/11	8,000,000	8,000,099

Toronto Dominion Bank		0.22%		04/11/11	35,000,000	35,000,000
		0.22%		04/12/11	47,000,000	47,000,000

UBS AG		0.59%		05/31/11	41,000,000	41,000,000
		0.39%		09/12/11	105,000,000	105,000,000
		0.39%		09/14/11	44,000,000	44,000,000

Union Bank, N.A.		0.30%		05/06/11	17,000,000	17,000,000
		0.30%		05/10/11	35,000,000	35,000,000

						3,633,001,582

Commercial Paper & Other Corporate Obligations 28.6%
Alpine Securitization Corp.	a,b,c	0.23%		04/06/11	12,000,000	11,999,617
	a,b,c	0.23%		04/11/11	10,000,000	9,999,361
	a,b,c	0.23%		04/19/11	29,000,000	28,996,665
	a,b,c	0.24%		06/07/11	56,000,000	55,974,987

Amsterdam Funding Corp.	a,b,c	0.30%		04/07/11	10,000,000	9,999,500
	a,b,c	0.29%		04/18/11	50,000,000	49,993,153
	a,b,c	0.29%		04/27/11	60,000,000	59,987,433

Argento Variable Funding Co., L.L.C.	a,b,c	0.31%		04/05/11	8,000,000	7,999,724
	a,b,c	0.32%		04/19/11	30,000,000	29,995,200
	a,b,c	0.30%		06/22/11	18,000,000	17,987,700
	a,b,c	0.47%		07/26/11	5,000,000	4,992,428
	a,b,c	0.46%		08/09/11	16,000,000	15,973,422
	a,b,c	0.46%		08/15/11	9,000,000	8,984,360
	a,b,c	0.45%		09/07/11	11,000,000	10,978,137
	a,b,c	0.45%		09/20/11	8,000,000	7,982,800

Atlantis One Funding Corp.	a,b,c	0.28%		06/02/11	9,000,000	8,995,660
	a,b,c	0.28%		06/07/11	46,000,000	45,976,029
	a,b,c	0.37%		06/14/11	85,000,000	84,935,353

Bank of America Corp.		0.30%		04/05/11	80,000,000	79,997,333
		0.30%		04/11/11	15,000,000	14,998,750
		0.29%		06/10/11	37,000,000	36,979,136

CAFCO, L.L.C.	a,b,c	0.41%		07/15/11	85,000,000	84,898,354
	a,b,c	0.41%		07/20/11	23,000,000	22,971,186
	a,b,c	0.41%		07/27/11	5,000,000	4,993,338

Cancara Asset Securitization, L.L.C.	a,b,c	0.30%		04/05/11	16,000,000	15,999,467
	a,b,c	0.45%		07/13/11	48,000,000	47,938,200
	a,b,c	0.45%		07/15/11	1,000,000	998,688
	a,b,c	0.45%		07/26/11	100,000,000	99,855,000
	a,b,c	0.46%		08/23/11	2,000,000	1,996,320
	a,b,c	0.45%		09/07/11	22,000,000	21,956,275

 3

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Chariot Funding, L.L.C.	a,b,c	0.21%		04/12/11	41,000,000	40,997,369
	a,b,c	0.21%		04/15/11	43,000,000	42,996,488
	a,b,c	0.20%		05/13/11	3,277,000	3,276,235

Ciesco, L.L.C.	a,b,c	0.41%		07/12/11	73,000,000	72,915,198
	a,b,c	0.41%		07/18/11	10,000,000	9,987,700
	a,b,c	0.41%		08/29/11	12,000,000	11,979,500

Citigroup Funding, Inc.	a	0.40%		07/15/11	1,000,000	998,833
	a	0.40%		08/04/11	88,000,000	87,877,778
	a	0.40%		08/23/11	33,000,000	32,947,200
	a	0.39%		09/08/11	2,000,000	1,996,533
	a	0.38%		09/15/11	28,000,000	27,950,642

Commonwealth Bank of Australia	c	0.25%		06/08/11	48,000,000	47,977,333
	c	0.26%		06/08/11	11,000,000	10,994,702
	c	0.27%		07/11/11	20,000,000	19,984,850

CRC Funding, L.L.C.	a,b,c	0.41%		07/14/11	71,000,000	70,915,904
	a,b,c	0.41%		08/04/11	50,000,000	49,928,819
	a,b,c	0.41%		08/05/11	5,000,000	4,992,825

Danske Corp.	a,c	0.25%		04/13/11	1,000,000	999,917
	a,c	0.32%		05/05/11	52,000,000	51,984,284

DnB NOR Bank ASA		0.34%		08/26/11	45,000,000	44,937,525

Falcon Asset Securitization Corp.	a,b,c	0.24%		05/04/11	27,000,000	26,994,060
	a,b,c	0.20%		05/05/11	5,300,000	5,298,999

General Electric Capital Corp.		0.40%		04/28/11	76,000,000	75,977,200
		0.40%		05/06/11	138,000,000	137,946,333
		0.20%		05/31/11	5,000,000	4,998,333
		0.20%		06/01/11	65,000,000	64,977,972
		0.39%		06/23/11	60,000,000	59,946,050
		0.39%		06/27/11	30,000,000	29,971,725
		0.32%		09/09/11	29,000,000	28,958,498

General Electric Co.		0.22%		04/01/11	45,000,000	45,000,000

Grampian Funding, L.L.C.	a,b,c	0.32%		04/07/11	10,000,000	9,999,467
	a,b,c	0.31%		06/17/11	48,000,000	47,968,173
	a,b,c	0.46%		09/01/11	52,000,000	51,898,340

JPMorgan Chase & Co.		0.22%		04/05/11	201,000,000	200,995,087

Manhattan Asset Funding Capital Co., L.L.C.	a,b,c	0.25%		04/06/11	13,000,000	12,999,549

Market Street Funding Corp.	a,b,c	0.28%		05/10/11	48,000,000	47,985,440
	a,b,c	0.28%		06/20/11	2,000,000	1,998,756

Nationwide Building Society		0.45%		05/04/11	7,000,000	6,997,112
		0.48%		09/08/11	57,000,000	56,878,400
		0.49%		09/19/11	3,000,000	2,993,018

Nieuw Amsterdam Receivables Corp.	a,b,c	0.30%		04/06/11	2,000,000	1,999,917
	a,b,c	0.30%		04/15/11	17,000,000	16,998,017
	a,b,c	0.30%		05/04/11	59,000,000	58,983,775
	a,b,c	0.30%		05/05/11	6,000,000	5,998,300

Nordea North America, Inc.	a	0.24%		05/09/11	1,000,000	999,747
	a	0.21%		05/24/11	50,000,000	49,984,542
	a	0.26%		06/13/11	26,000,000	25,986,556

4

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

NRW Bank		0.30%		04/07/11	50,000,000	49,997,500
		0.30%		04/26/11	15,000,000	14,996,875
		0.30%		04/27/11	39,000,000	38,991,550
		0.29%		05/02/11	3,000,000	2,999,251

Regional Transportation Authority	a	0.35%		05/24/11	14,000,000	14,000,000

Sanofi-Aventis	c	0.28%		07/14/11	30,000,000	29,975,733
	c	0.34%		09/12/11	25,000,000	24,961,278
	c	0.33%		09/14/11	35,000,000	34,946,742
	c	0.34%		09/19/11	25,000,000	24,959,625
	c	0.33%		09/20/11	3,000,000	2,995,270

Santander Central Hispano Finance (Delaware), Inc.	a	0.65%		05/16/11	27,000,000	26,978,062

Sheffield Receivables Corp.	a,b,c	0.29%		04/08/11	60,000,000	59,996,617
	a,b,c	0.29%		04/11/11	17,000,000	16,998,631
	a,b,c	0.29%		04/12/11	38,000,000	37,996,633
	a,b,c	0.29%		04/14/11	40,000,000	39,995,811

Skandinaviska Enskilda Banken AB		0.34%		04/05/11	50,000,000	49,998,139

Societe Generale North America, Inc.	a	0.14%		04/01/11	83,000,000	83,000,000
	a	0.41%		04/05/11	12,000,000	11,999,453
	a	0.52%		09/08/11	65,000,000	64,849,778
	a	0.54%		09/08/11	23,000,000	22,944,800

Solitaire Funding, L.L.C.	a,b,c	0.30%		04/07/11	43,000,000	42,997,850
	a,b,c	0.30%		04/13/11	38,000,000	37,996,200
	a,b,c	0.30%		04/26/11	16,100,000	16,096,646
	a,b,c	0.30%		04/27/11	10,000,000	9,997,833
	a,b,c	0.31%		04/28/11	29,000,000	28,993,257
	a,b,c	0.32%		05/03/11	2,000,000	1,999,431
	a,b,c	0.30%		05/09/11	25,000,000	24,992,083
	a,b,c	0.43%		07/14/11	11,000,000	10,986,336

Starbird Funding Corp.	a,b,c	0.14%		04/07/11	28,000,000	27,999,347
	a,b,c	0.24%		04/11/11	5,000,000	4,999,667
	a,b,c	0.29%		04/21/11	46,000,000	45,992,589

Svenska Handelsbanken, Inc.	a	0.27%		05/18/11	56,000,000	55,980,260
	a	0.30%		06/09/11	16,000,000	15,990,800

Thames Asset Global Securitization No. 1, Inc.	a,b,c	0.23%		04/13/11	26,000,000	25,998,007
	a,b,c	0.29%		04/14/11	22,846,000	22,843,608
	a,b,c	0.29%		04/28/11	15,000,000	14,996,737
	a,b,c	0.29%		06/01/11	2,000,000	1,999,017
	a,b,c	0.28%		06/14/11	4,754,000	4,751,264

Thunder Bay Funding, L.L.C.	a,b,c	0.23%		04/07/11	21,000,000	20,999,195

Ticonderoga Funding, L.L.C.	a,b,c	0.30%		04/19/11	15,000,000	14,997,750

Variable Funding Capital Corp.	a,b,c	0.23%		04/04/11	34,000,000	33,999,348

Windmill Funding Corp.	a,b,c	0.29%		04/18/11	15,000,000	14,997,946
	a,b,c	0.29%		05/04/11	19,000,000	18,994,949
	a,b,c	0.29%		05/05/11	67,000,000	66,981,649
	a,b,c	0.29%		05/09/11	6,000,000	5,998,163

						3,849,868,257

Promissory Note 0.5%
The Goldman Sachs Group, Inc.	c,d	1.02%		08/02/11	60,000,000	60,000,000

 5

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Time Deposits 5.7%
Australia & New Zealand Banking Group Ltd.		0.18%		04/07/11	196,000,000	196,000,000

Bank of Montreal		0.12%		04/01/11	50,000,000	50,000,000

DnB NOR Bank ASA		0.11%		04/01/11	115,000,000	115,000,000

Royal Bank of Canada		0.13%		04/01/11	400,000,000	400,000,000

						761,000,000

Total Fixed-Rate Obligations
(Cost $8,866,757,671)						8,866,757,671

Variable-Rate Obligations 13.3% of net assets

ABAG Financial Authority for Nonprofit Corps - Series B
Revenue Bonds (Public Policy Institute) Series 2001	a	0.43%		04/07/11	17,550,000	17,550,000

Banco Bilbao Vizcaya Argentaria S.A.		0.65%		04/07/11	74,000,000	74,000,000
		0.75%		04/07/11	47,000,000	47,000,000

Barclays Bank PLC		0.76%	04/15/11	10/17/11	85,000,000	85,000,000
		0.65%	04/18/11	02/16/12	30,000,000	30,000,000

Canadian Imperial Bank of Commerce		0.30%	04/28/11	12/28/11	37,000,000	37,000,000
		0.29%	05/03/11	01/03/12	126,000,000	126,000,000

Citigroup, Inc.		0.40%		05/18/11	48,010,000	47,984,615

Commonwealth Bank of Australia	c	0.37%	04/27/11	04/27/12	150,000,000	150,000,000

Credit Suisse		0.33%	04/04/11	12/01/11	87,000,000	87,000,000

Dexia Credit Local		0.65%		04/07/11	73,000,000	73,000,000

JPMorgan Chase Bank, N.A.		0.29%	04/21/11	04/20/12	129,000,000	129,000,000

New Jersey Economic Development Auth
Lease Revenues Bonds (Camden Center) Series 2002A	a	0.35%		04/07/11	15,960,000	15,960,000
Lease Revenues Bonds (Camden Center) Series 2002B	a	0.35%		04/07/11	20,000,000	20,000,000

Rabobank Nederland		0.35%	04/13/11	09/13/11	145,000,000	145,000,000
		0.34%	04/07/11	10/07/11	13,000,000	13,000,000
		0.34%	04/05/11	12/05/11	100,000,000	100,000,000
		0.33%	04/26/11	03/26/12	58,000,000	58,000,000

Royal Bank of Scotland PLC		0.49%	04/18/11	09/13/11	33,000,000	33,000,000

Societe Generale		0.47%	04/20/11	06/20/11	6,000,000	6,000,000
		0.51%	04/07/11	09/07/11	77,000,000	77,000,000

Toronto Dominion Bank		0.32%	04/28/11	10/28/11	45,000,000	45,000,000

UBS AG		0.66%	04/15/11	10/17/11	11,000,000	11,000,000

Westpac Banking Corp.		0.31%	04/01/11	06/01/11	20,000,000	20,000,000
	c	0.34%	04/18/11	09/16/11	290,000,000	290,000,000
		0.33%	05/02/11	05/01/12	52,000,000	52,000,000

Total Variable-Rate Obligations
(Cost $1,789,494,615)						1,789,494,615

6

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

U.S. Government Agency Securities 11.8% of net assets

Fixed-Rate Discount Notes 8.0%
Fannie Mae		0.13%		04/15/11	264,000,000	263,986,653
		0.12%		04/15/11	7,000,000	6,999,673
		0.14%		04/20/11	49,000,000	48,996,379
		0.10%		05/05/11	32,000,000	31,996,978
		0.11%		05/09/11	42,000,000	41,995,345
		0.10%		05/09/11	118,000,000	117,987,544
		0.11%		05/11/11	30,000,000	29,996,333
		0.10%		05/13/11	5,350,000	5,349,376
		0.11%		05/23/11	32,000,000	31,994,916
		0.09%		05/23/11	15,000,000	14,998,050

Federal Home Loan Bank		0.17%		04/01/11	2,900,000	2,900,000
		0.12%		04/01/11	57,000,000	57,000,000
		0.10%		04/06/11	88,000,000	87,998,822
		0.09%		04/06/11	70,000,000	69,999,125
		0.13%		04/15/11	69,000,000	68,996,512
		0.12%		04/20/11	7,000,000	6,999,557
		0.14%		04/27/11	3,000,000	2,999,708
		0.14%		04/29/11	8,000,000	7,999,110
		0.11%		05/04/11	6,000,000	5,999,395
		0.11%		05/13/11	67,000,000	66,991,402
		0.11%		05/18/11	1,000,000	999,856
		0.12%		05/20/11	71,000,000	70,988,887
		0.11%		05/23/11	9,000,000	8,998,570

Freddie Mac		0.11%		04/05/11	22,000,000	21,999,731

						1,075,171,922

Other Government Related 2.7%
Straight A Funding, L.L.C.	a,b,c,f	0.25%		04/04/11	64,000,000	63,998,667
	a,b,c,f	0.25%		04/06/11	100,000,000	99,996,528
	a,b,c,f	0.25%		04/07/11	28,000,000	27,998,833
	a,b,c,f	0.25%		04/08/11	7,000,000	6,999,660
	a,b,c,f	0.25%		04/14/11	42,000,000	41,996,208
	a,b,c,f	0.25%		05/05/11	22,000,000	21,994,805
	a,b,c,f	0.25%		05/09/11	25,000,000	24,993,403
	a,b,c,f	0.25%		05/11/11	58,720,000	58,703,689
	a,b,c,f	0.25%		06/01/11	16,000,000	15,993,222

						362,675,015

Variable-Rate Obligations 1.1%
Federal Home Loan Bank		0.16%	04/25/11	07/25/11	25,000,000	24,996,393

Freddie Mac		0.15%	04/11/11	02/10/12	125,000,000	125,000,000

						149,996,393

Total U.S. Government Agency Securities
(Cost $1,587,843,330)						1,587,843,330

 7

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 9.1% of net assets

Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $157,500,000, issued 03/22/2011, due 04/01/2011.		0.15%		04/01/11	150,006,250	150,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $169,320,092, issued 03/31/2011, due 04/07/2011.		0.06%		04/07/11	166,001,937	166,000,000

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $2,839,063, issued 03/31/2011, due 04/01/2011.		0.13%		04/01/11	2,781,097	2,781,087

Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $104,000,001, issued 03/31/2011, due 04/01/11.		0.20%		04/01/11	100,000,556	100,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $5,250,001, issued 03/31/2011, due 04/01/11.		0.32%		04/01/11	5,000,044	5,000,000

Federal Reserve Bank of New York
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,000,113, issued 03/31/2011, due 04/04/2011.		0.10%		04/04/11	10,000,111	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,000,434, issued 03/28/2011, due 04/05/2011.		0.10%		04/05/11	10,000,222	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,000,408, issued 03/28/2011, due 04/05/2011.		0.13%		04/05/11	10,000,289	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,023,179, issued 03/28/2011, due 04/05/2011.		0.16%		04/05/11	10,000,356	10,000,000

Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $31,500,001, issued 03/31/2011, due 04/01/2011.		0.16%		04/01/11	30,000,133	30,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $138,600,001, issued 03/25/2011, due 04/01/2011.		0.16%		04/01/11	132,004,107	132,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $142,800,001, issued 03/29/2011, due 04/05/11.		0.16%		04/05/11	136,004,231	136,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $12,600,002, issued 02/17/2011, due 06/02/11.	d	0.62%		06/02/11	12,021,700	12,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $144,900,008, issued 02/23/2011, due 06/23/11.	d	0.65%		06/23/11	138,299,000	138,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $36,750,033, issued 03/16/2011, due 07/14/2011.	d	0.62%		07/14/11	35,072,333	35,000,000

8

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $285,001,188, issued 03/31/11, due 04/01/11.		0.15%		04/01/11	285,001,187	285,000,000

Total Repurchase Agreements
(Cost $1,231,781,087)						1,231,781,087

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Investment 0.0% of net assets

Whistlejacket Capital, L.L.C.	c,d,e	n/a	n/a	n/a	3,759,257	3,759,257

Total Other Investments
(Cost $3,759,257)						3,759,257

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $13,479,635,960.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,142,281,758 or 23.3% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $248,759,257 or 1.8% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more

 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47697MAR11

10

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

13.0%		U.S. Government Securities	1,903,150,677	1,903,150,677
77.6%		U.S. Government Agency Securities	11,386,145,886	11,386,145,886
18.6%		Repurchase Agreements	2,738,810,575	2,738,810,575

109.2%		Total Investments	16,028,107,138	16,028,107,138
(9	.2)%	Other Assets and Liabilities, Net		(1,349,639,305)

100.0%		Net Assets		14,678,467,833

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

U.S. Government Securities 13.0% of net assets

Treasury Notes 7.2%
U.S. Treasury Notes		0.88%		05/31/11	250,000,000	250,301,339
		1.13%		06/30/11	150,000,000	150,349,087
		1.00%		07/31/11	175,000,000	175,466,093
		1.00%		08/31/11	375,000,000	376,301,238
		1.38%		02/15/12	100,000,000	100,891,394

						1,053,309,151

U.S. Treasury Bills 5.8%
U.S. Treasury Bills		0.14%		04/21/11	350,000,000	349,972,778
		0.11%		06/30/11	500,000,000	499,868,748

						849,841,526

Total U.S. Government Securities
(Cost $1,903,150,677)						1,903,150,677

U.S. Government Agency Securities 77.6% of net assets

Fixed-Rate Coupon Notes 8.0%
Federal Home Loan Bank		0.31%		04/01/11	125,000,000	125,000,000
		0.35%		04/05/11	150,000,000	149,999,097
		0.55%		06/01/11	100,000,000	99,990,440
		0.20%		08/03/11	200,350,000	200,373,987
		0.19%		08/18/11	125,000,000	124,984,641
		0.30%		11/18/11	75,000,000	74,997,933
		0.19%		12/16/11	100,000,000	99,983,047
		0.32%		02/01/12	100,000,000	99,997,485

Freddie Mac		2.75%		04/11/11	200,000,000	200,137,830

						1,175,464,460

 1

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Discount Notes 46.2%
Fannie Mae		0.17%		04/01/11	43,725,700	43,725,700
		0.16%		04/01/11	385,676,923	385,676,923
		0.28%		04/01/11	100,000,000	100,000,000
		0.20%		04/01/11	894,970,000	894,970,000
		0.21%		04/01/11	31,250,000	31,250,000
		0.13%		04/15/11	500,000,000	499,974,722
		0.21%		05/02/11	829,948,924	829,800,339
		0.13%		05/02/11	34,196,700	34,192,872
		0.12%		05/02/11	351,844,686	351,807,984
		0.10%		05/09/11	450,000,000	449,952,500
		0.10%		05/13/11	25,650,000	25,647,008
		0.18%		06/01/11	117,303,000	117,268,217
		0.15%		07/01/11	374,514,980	374,372,191
		0.17%		07/01/11	206,250,000	206,163,976
		0.16%		07/01/11	89,000,000	88,964,004
		0.15%		07/01/11	100,000,000	99,962,083
		0.42%		07/05/11	75,000,000	74,916,875
		0.29%		08/01/11	18,235,000	18,218,933
		0.16%		09/07/11	50,000,000	49,964,667

Federal Farm Credit Bank		0.21%		07/25/11	6,000,000	5,995,975

Federal Home Loan Bank		0.09%		04/08/11	300,000,000	299,995,042
		0.20%		04/29/11	100,000,000	99,984,444
		0.12%		05/11/11	110,565,000	110,550,872
		0.15%		05/20/11	150,000,000	149,969,375
	d	0.40%		04/03/12	100,000,000	100,000,000
	d	0.40%		04/05/12	75,000,000	75,000,000

Freddie Mac		0.23%		04/05/11	200,000,000	199,994,889
		0.19%		04/18/11	50,000,000	49,995,514
		0.20%		04/25/11	250,000,000	249,966,667
		0.18%		05/25/11	185,000,000	184,950,050
		0.19%		05/25/11	136,115,000	136,076,207
		0.13%		06/13/11	22,956,000	22,949,949
		0.24%		07/26/11	150,000,000	149,884,000
		0.15%		07/27/11	150,000,000	149,926,875
		0.16%		08/09/11	68,000,000	67,960,711
		0.17%		10/19/11	53,000,000	52,949,694

						6,782,979,258

Other Government Related 6.8%
Straight A Funding, L.L.C.	a,b,c,e	0.25%		04/07/11	50,000,000	49,997,917
	a,b,c,e	0.25%		04/11/11	29,289,000	29,286,966
	a,b,c,e	0.25%		04/12/11	50,000,000	49,996,180
	a,b,c,e	0.25%		04/13/11	109,816,000	109,806,849
	a,b,c,e	0.25%		04/19/11	100,000,000	99,987,500
	a,b,c,e	0.25%		05/05/11	100,000,000	99,976,389
	a,b,c,e	0.25%		05/06/11	60,044,000	60,029,406
	a,b,c,e	0.25%		05/09/11	100,000,000	99,973,611
	a,b,c,e	0.25%		05/10/11	100,000,000	99,972,917
	a,b,c,e	0.25%		05/11/11	60,000,000	59,983,333
	a,b,c,e	0.25%		05/17/11	50,000,000	49,984,028
	a,b,c,e	0.25%		05/18/11	30,000,000	29,990,208
	a,b,c,e	0.25%		06/02/11	74,598,000	74,565,881
	a,b,c,e	0.24%		06/07/11	80,000,000	79,964,267

						993,515,452

Variable-Rate Coupon Notes 16.6%
Fannie Mae		0.17%	04/11/11	08/11/11	300,000,000	299,941,593

2

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.21%	04/19/11	09/19/11	50,000,000	49,990,656
		0.27%	04/23/11	08/23/12	100,000,000	99,957,581
		0.33%	04/04/11	12/03/12	150,000,000	149,949,353

Federal Home Loan Bank		0.16%	04/15/11	07/15/11	150,000,000	149,978,077
		0.16%	04/25/11	07/25/11	100,000,000	99,985,572
		0.17%	04/01/11	08/01/11	150,000,000	149,984,817
		0.17%	04/12/11	08/12/11	200,000,000	199,937,355
		0.16%	04/25/11	08/25/11	110,000,000	109,943,773
		0.21%	04/04/11	01/13/12	100,000,000	99,984,117
		0.26%	04/01/11	07/24/12	75,000,000	74,975,090
		0.22%	04/10/11	08/10/12	100,000,000	99,945,094

Freddie Mac		0.29%	04/01/11	11/21/11	100,000,000	99,974,111
		0.15%	04/11/11	02/10/12	150,000,000	150,000,000
		0.21%	04/16/11	02/16/12	100,000,000	99,964,558
		0.23%	04/03/11	04/03/12	200,000,000	199,918,182
		0.24%	04/11/11	05/11/12	100,000,000	99,944,405
		0.19%	04/04/11	02/04/13	200,000,000	199,812,382

						2,434,186,716

Total U.S. Government Agency Securities
(Cost $11,386,145,886)						11,386,145,886

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 18.6% of net assets

Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $168,300,107, issued 03/31/11, due 04/01/11.		0.12%		04/01/11	165,000,550	165,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $525,000,000, issued 02/08/11, due 04/08/11.		0.19%		04/07/11	500,153,056	500,000,000

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $8,987,034, issued 03/31/11, due 04/01/11.		0.13%		04/01/11	8,810,607	8,810,575

Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $208,000,000, issued 03/31/11, due 04/01/11.		0.20%		04/01/11	200,001,111	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $514,218,099, issued 03/03/11, due 04/04/11.		0.18%		04/04/11	500,080,000	500,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $520,000,001, issued 03/15/11, due 05/12/11.		0.17%		04/07/11	500,054,306	500,000,000

 3

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Federal Reserve Bank of New York
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,000,113, issued 03/31/11, due 04/04/11.		0.10%		04/04/11	10,000,111	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,000,434, issued 03/29/11, due 04/05/11.		0.10%		04/05/11	10,000,194	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,000,408, issued 03/29/11, due 04/05/11.		0.13%		04/05/11	10,000,253	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,019,760 issued 03/29/11, due 04/05/11.		0.16%		04/05/11	10,000,311	10,000,000

Goldman Sachs & Co.
Tri-Party RepTri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $341,250,001, issued 03/31/11, due 04/01/11.		0.16%		04/01/11	325,001,444	325,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $515,000,000, issued 03/31/11, due 04/01/11.		0.15%		04/01/11	500,002,083	500,000,000

Total Repurchase Agreements
(Cost $2,738,810,575)						2,738,810,575

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $16,028,107,138.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $993,515,452 or 6.8% of net assets.
d	Callable security.
e	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money

4

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47701MAR11

 5

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

100.0%	U.S. Government Securities	18,222,603,059	18,222,603,059

100.0%	Total Investments	18,222,603,059	18,222,603,059
0.0%	Other Assets and Liabilities, Net		4,562,407

100.0%	Net Assets		18,227,165,466

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

U.S. Government Securities 100.0% of net assets

Treasury Notes 6.6%
U.S. Treasury Notes		0.88%		04/30/11	200,000,000	200,112,184
		0.88%		05/31/11	150,000,000	150,171,150
		4.88%		05/31/11	175,000,000	176,355,489
		1.13%		06/30/11	200,000,000	200,463,936
		5.13%		06/30/11	74,033,000	74,941,220
		1.00%		07/31/11	200,000,000	200,578,125
		4.50%		09/30/11	200,000,000	204,233,320

						1,206,855,424

U.S. Treasury Bills 93.4%
U.S. Treasury Bills		0.05%		04/07/11	5,426,000	5,425,955
		0.06%		04/07/11	308,945,000	308,942,054
		0.07%		04/07/11	10,585,000	10,584,880
		0.10%		04/07/11	16,255,000	16,254,743
		0.15%		04/07/11	350,000,000	349,991,250
		0.16%		04/07/11	100,000,000	99,997,417
		0.06%		04/14/11	1,546,049,000	1,546,017,932
		0.13%		04/15/11	500,000,000	499,975,694
		0.06%		04/21/11	125,000,000	124,995,833
		0.10%		04/21/11	400,000,000	399,977,778
		0.13%		04/21/11	325,040,000	325,017,428
		0.15%		04/21/11	600,000,000	599,949,722
		0.16%		04/21/11	530,000,000	529,954,361
		0.16%		04/28/11	590,000,000	589,930,287
		0.05%		05/05/11	86,802,000	86,798,165
		0.06%		05/05/11	9,110,000	9,109,527
		0.10%		05/05/11	750,000,000	749,929,167
		0.14%		05/05/11	250,000,000	249,968,125
		0.15%		05/05/11	150,000,000	149,979,458
		0.06%		05/12/11	300,000,000	299,981,208
		0.15%		05/12/11	911,000,000	910,845,509
		0.16%		05/12/11	250,000,000	249,955,868
		0.05%		05/19/11	37,846,000	37,843,477
		0.06%		05/19/11	223,050,000	223,033,643

 1

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.12%		05/19/11	200,000,000	199,968,000
		0.13%		05/19/11	1,100,000,000	1,099,809,333
		0.06%		05/26/11	844,900,000	844,822,551
		0.14%		06/02/11	1,285,000,000	1,284,691,248
		0.15%		06/02/11	450,000,000	449,887,624
		0.08%		06/09/11	500,000,000	499,927,167
		0.12%		06/09/11	1,000,000,000	999,770,003
		0.13%		06/09/11	500,000,000	499,875,417
		0.09%		06/23/11	500,000,000	499,899,132
		0.10%		06/30/11	461,615,000	461,499,595
		0.11%		06/30/11	750,000,000	749,803,123
		0.23%		06/30/11	301,920,000	301,750,170
		0.18%		07/14/11	250,000,000	249,870,000
		0.19%		07/21/11	500,000,000	499,714,791

						17,015,747,635

Total U.S. Government Securities
(Cost $18,222,603,059)						18,222,603,059

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $18,222,603,059.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47702MAR11

 3

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

64.4%		Fixed-Rate Obligations	13,225,067,851	13,225,067,851
13.2%		Variable-Rate Obligations	2,707,973,562	2,707,973,562
12.0%		U.S. Government Agency Securities	2,464,848,026	2,464,848,026
10.5%		Repurchase Agreements	2,163,438,765	2,163,438,765
0.0%		Other Investment	8,910,161	8,910,161

100.1%		Total Investments	20,570,238,365	20,570,238,365
(0	.1)%	Other Assets and Liabilities, Net		(28,605,010)

100.0%		Net Assets		20,541,633,355

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 64.4% of net assets

Bank Notes 4.0%
Bank of America, N.A.		0.33%		05/04/11	106,000,000	106,000,000
		0.33%		05/06/11	125,000,000	125,000,000
		0.30%		05/10/11	75,000,000	75,000,000
		0.33%		06/14/11	25,000,000	25,000,000
		0.31%		07/01/11	50,000,000	50,000,000
		0.31%		07/11/11	300,000,000	300,000,000
		0.40%		07/28/11	150,000,000	150,000,000

						831,000,000

Certificates of Deposit 26.6%
Abbey National Treasury Services PLC	a	0.68%		05/02/11	113,000,000	113,000,485

Banco Santander S.A.		0.54%		05/03/11	45,000,000	45,000,000

Bank of Montreal		0.11%		04/07/11	100,000,000	100,000,000
		0.22%		04/07/11	50,000,000	50,000,000
		0.16%		05/02/11	97,000,000	97,000,000

Bank of Nova Scotia		0.18%		04/29/11	50,000,000	50,000,000
		0.27%		05/09/11	8,000,000	8,000,000
		0.27%		05/10/11	60,000,000	60,000,000
		0.27%		05/11/11	118,000,000	118,000,000
		0.26%		06/06/11	108,000,000	108,000,000
		0.32%		07/12/11	125,000,000	125,000,000

Bank of Tokyo Mitsubishi UFJ Ltd.		0.52%		07/27/11	66,000,000	66,000,000

Barclays Bank PLC		0.72%		05/04/11	92,000,000	92,000,000
		0.60%		06/22/11	26,000,000	26,000,000

 1

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas		0.38%		04/05/11	69,000,000	69,000,000
		0.49%		05/24/11	15,000,000	15,000,000
		0.52%		05/31/11	4,000,000	4,000,000
		0.48%		07/05/11	56,000,000	56,000,000
		0.45%		07/13/11	132,000,000	132,000,000
		0.46%		07/15/11	152,000,000	152,000,000
		0.45%		07/18/11	109,000,000	109,000,000
		0.46%		07/20/11	52,000,000	52,000,000
		0.48%		08/08/11	55,000,000	55,000,000
		0.54%		08/23/11	152,000,000	152,000,000
		0.54%		08/25/11	139,000,000	139,000,000

Commerzbank AG		0.15%		04/01/11	201,000,000	201,000,000
		0.33%		06/09/11	25,000,000	25,000,000

Credit Agricole Corporate & Investment Bank		0.33%		06/21/11	82,000,000	82,000,000

Credit Suisse AG		0.28%		05/31/11	51,000,000	51,000,000
		0.26%		07/01/11	82,000,000	82,000,000

Deutsche Bank AG		0.29%		04/01/11	281,000,000	281,000,000
		0.30%		04/04/11	82,000,000	82,000,000
		0.30%		04/06/11	125,000,000	125,000,000
		0.30%		04/12/11	35,000,000	35,000,000
		0.50%		06/21/11	75,000,000	75,000,000
		0.39%		09/26/11	21,000,000	21,000,000

Landesbank Hessen-Thuringen Girozentrale		0.41%		06/15/11	30,000,000	30,000,000
		0.41%		06/16/11	53,000,000	53,000,000

Mitsubishi UFJ Trust & Banking Corp.		0.32%		04/07/11	343,000,000	343,000,000
		0.33%		06/10/11	54,000,000	54,000,000

Mizuho Corporate Bank Ltd.		0.29%		04/11/11	77,000,000	77,000,000
		0.30%		04/19/11	23,000,000	23,000,000
		0.30%		04/25/11	8,000,000	8,000,000
		0.31%		05/03/11	107,000,000	107,000,000

National Australia Bank Ltd.		0.25%		07/07/11	125,000,000	125,000,000

Nordea Bank Finland PLC		0.27%		07/18/11	90,000,000	89,999,993

Royal Bank of Scotland PLC		0.68%		06/07/11	214,000,000	214,000,000
		0.66%		06/16/11	39,000,000	39,000,000
		0.64%		07/27/11	117,000,000	117,000,000

Societe Generale		0.40%		04/08/11	23,000,000	23,000,000
		0.40%		04/18/11	200,000,000	200,000,000
		0.50%		09/26/11	8,000,000	8,000,000

Sumitomo Mitsui Banking Corp.		0.30%		04/06/11	10,000,000	10,000,000
		0.30%		04/08/11	63,000,000	63,000,000
		0.30%		04/14/11	23,000,000	23,000,000
		0.30%		05/06/11	4,000,000	4,000,000
		0.30%		05/09/11	141,000,000	141,000,000

Sumitomo Trust & Banking Co.		0.40%		04/05/11	65,000,000	65,000,000
		0.40%		05/17/11	71,000,000	71,000,000
		0.55%		05/24/11	45,000,000	45,000,330

Svenska Handelsbanken AB		0.27%		05/25/11	80,000,000	80,000,000
		0.28%		06/07/11	6,000,000	6,000,056
		0.30%		06/08/11	74,250,000	74,249,997
		0.27%		06/29/11	12,000,000	12,000,148

2

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

UBS AG		0.59%		05/31/11	75,000,000	75,000,000
		0.40%		09/08/11	95,000,000	95,000,000
		0.39%		09/12/11	47,000,000	47,000,000

Union Bank, N.A.		0.30%		05/10/11	86,000,000	86,000,000

						5,461,251,009

Commercial Paper & Other Corporate Obligations 27.9%
Alpine Securitization Corp.	a,b,c	0.23%		04/06/11	57,000,000	56,998,179
	a,b,c	0.23%		04/19/11	45,000,000	44,994,825
	a,b,c	0.24%		06/07/11	72,000,000	71,967,840

Amsterdam Funding Corp.	a,b,c	0.29%		04/07/11	25,000,000	24,998,792
	a,b,c	0.29%		04/15/11	75,000,000	74,991,542
	a,b,c	0.29%		04/25/11	55,000,000	54,989,367
	a,b,c	0.29%		04/27/11	17,000,000	16,996,439

Argento Variable Funding Co., L.L.C.	a,b,c	0.31%		04/07/11	62,000,000	61,996,797
	a,b,c	0.30%		06/22/11	54,000,000	53,963,100
	a,b,c	0.47%		07/26/11	28,000,000	27,957,596
	a,b,c	0.46%		08/09/11	10,000,000	9,983,389
	a,b,c	0.46%		09/02/11	23,000,000	22,954,741

Atlantis One Funding Corp.	a,b,c	0.22%		04/14/11	67,000,000	66,994,677
	a,b,c	0.28%		06/02/11	259,000,000	258,875,104
	a,b,c	0.37%		06/09/11	50,000,000	49,964,542
	a,b,c	0.37%		09/29/11	12,000,000	11,977,677

Bank of America Corp.		0.30%		05/16/11	214,000,000	213,919,750

BNZ International Funding Ltd.	a	0.29%		05/25/11	29,250,000	29,237,276

CAFCO, L.L.C.	a,b,c	0.41%		07/15/11	32,000,000	31,961,733
	a,b,c	0.41%		07/20/11	9,000,000	8,988,725
	a,b,c	0.41%		08/04/11	89,000,000	88,873,299

Cancara Asset Securitization, L.L.C.	a,b,c	0.25%		04/26/11	24,000,000	23,995,833
	a,b,c	0.45%		07/15/11	212,000,000	211,721,750
	a,b,c	0.45%		07/26/11	8,000,000	7,988,400
	a,b,c	0.45%		09/07/11	42,000,000	41,916,525

Chariot Funding, L.L.C.	a,b,c	0.21%		04/12/11	49,000,000	48,996,856
	a,b,c	0.21%		04/15/11	36,000,000	35,997,060

Ciesco, L.L.C.	a,b,c	0.41%		07/20/11	125,000,000	124,843,403
	a,b,c	0.41%		08/03/11	50,000,000	49,929,389
	a,b,c	0.41%		08/09/11	5,000,000	4,992,597

Citigroup Funding, Inc.	a	0.40%		04/11/11	100,000,000	99,988,889
	a	0.37%		04/18/11	87,000,000	86,984,799
	a	0.30%		05/05/11	12,000,000	11,996,600
	a	0.30%		05/16/11	71,000,000	70,973,375

Commonwealth Bank of Australia	c	0.26%		06/15/11	35,000,000	34,981,042

CRC Funding, L.L.C.	a,b,c	0.41%		07/14/11	33,000,000	32,960,913
	a,b,c	0.41%		07/15/11	45,000,000	44,946,187
	a,b,c	0.41%		07/25/11	31,000,000	30,959,399
	a,b,c	0.41%		08/03/11	10,000,000	9,985,878
	a,b,c	0.41%		08/04/11	84,000,000	83,880,417
	a,b,c	0.41%		08/05/11	5,000,000	4,992,825
	a,b,c	0.41%		08/15/11	16,000,000	15,975,218

 3

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Danske Corp.	a,c	0.32%		04/28/11	22,000,000	21,994,720
	a,c	0.33%		05/02/11	41,000,000	40,988,349

DnB NOR Bank ASA		0.27%		06/01/11	100,000,000	99,954,250
		0.34%		08/26/11	139,000,000	138,807,022

Falcon Asset Securitization Corp.	a,b,c	0.12%		04/01/11	50,000,000	50,000,000
	a,b,c	0.21%		04/12/11	15,000,000	14,999,037
	a,b,c	0.24%		05/04/11	42,000,000	41,990,760

General Electric Capital Corp.		0.41%		04/20/11	33,000,000	32,992,859
		0.40%		04/28/11	80,000,000	79,976,000
		0.40%		05/11/11	70,000,000	69,968,889
		0.40%		05/12/11	350,000,000	349,840,555
		0.39%		06/15/11	58,000,000	57,952,875

General Electric Co.		0.22%		04/01/11	20,000,000	20,000,000

Grampian Funding, L.L.C.	a,b,c	0.31%		06/20/11	19,000,000	18,986,911
	a,b,c	0.46%		08/15/11	30,000,000	29,947,867
	a,b,c	0.46%		08/23/11	106,000,000	105,804,960

JPMorgan Chase & Co.		0.22%		04/05/11	49,000,000	48,998,802

Market Street Funding Corp.	a,b,c	0.27%		06/02/11	50,045,000	50,021,729

Nationwide Building Society		0.49%		09/21/11	102,000,000	101,759,818

Nieuw Amsterdam Receivables Corp.	a,b,c	0.30%		04/06/11	31,000,000	30,998,708
	a,b,c	0.30%		04/08/11	13,000,000	12,999,242
	a,b,c	0.30%		04/15/11	32,000,000	31,996,267
	a,b,c	0.24%		04/26/11	41,000,000	40,993,167
	a,b,c	0.28%		05/05/11	13,000,000	12,996,562
	a,b,c	0.30%		05/05/11	10,000,000	9,997,167

Nordea North America, Inc.	a	0.29%		04/04/11	110,000,000	109,997,342
	a	0.21%		05/24/11	35,000,000	34,989,179

NRW Bank		0.30%		04/26/11	10,000,000	9,997,917
		0.29%		05/02/11	76,000,000	75,981,021
		0.30%		05/03/11	85,000,000	84,977,333

Regional Transportation Authority (Illinois)	a	0.27%		05/24/11	25,000,000	25,000,000

Sanofi-Aventis	c	0.28%		07/14/11	44,350,000	44,314,126
	c	0.34%		09/12/11	40,450,000	40,387,347
	c	0.34%		09/19/11	38,000,000	37,938,630
	c	0.33%		09/20/11	7,000,000	6,988,963

Santander Central Hispano Finance (Delaware), Inc.	a	0.65%		05/16/11	62,000,000	61,949,625

Skandinaviska Enskilda Banken AB		0.35%		04/25/11	71,000,000	70,983,670
		0.35%		05/05/11	11,000,000	10,996,416

Societe Generale North America, Inc.	a	0.15%		04/01/11	103,000,000	103,000,000
	a	0.40%		04/06/11	87,000,000	86,995,167

Solitaire Funding, L.L.C.	a,b,c	0.30%		04/14/11	27,000,000	26,997,075
	a,b,c	0.31%		04/19/11	31,000,000	30,995,195
	a,b,c	0.30%		04/26/11	133,000,000	132,972,292
	a,b,c	0.31%		04/28/11	12,000,000	11,997,210
	a,b,c	0.30%		05/04/11	35,000,000	34,990,375

Starbird Funding Corp.	a,b,c	0.14%		04/07/11	45,000,000	44,998,950

4

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.29%		04/25/11	78,000,000	77,984,920

Sumitomo Mitsui Banking Corp.	c	0.30%		05/03/11	81,000,000	80,978,400

Svenska Handelsbanken, Inc.	a	0.29%		04/08/11	97,000,000	96,994,530
	a	0.27%		05/18/11	5,000,000	4,998,237
	a	0.30%		06/09/11	13,000,000	12,992,525

Thames Asset Global Securitization No. 1, Inc.	a,b,c	0.29%		04/28/11	26,808,000	26,802,169
	a,b,c	0.29%		05/20/11	34,178,000	34,164,509
	a,b,c	0.29%		06/01/11	58,000,000	57,971,499

Thunder Bay Funding, L.L.C.	a,b,c	0.23%		04/07/11	30,000,000	29,998,850

Variable Funding Capital Corp.	a,b,c	0.25%		04/05/11	75,000,000	74,997,917
	a,b,c	0.27%		04/25/11	50,000,000	49,991,000

Westpac Securities NZ Ltd.	a,c	0.30%		05/25/11	50,000,000	49,977,500

Windmill Funding Corp.	a,b,c	0.29%		04/27/11	107,000,000	106,977,589
	a,b,c	0.29%		05/09/11	65,000,000	64,980,103

						5,734,816,842

Promissory Note 0.2%
The Goldman Sachs Group, Inc.	c,d	1.02%		08/02/11	30,000,000	30,000,000

Time Deposits 5.7%
Australia & New Zealand Banking Group Ltd.		0.18%		04/07/11	185,000,000	185,000,000

Bank of Montreal		0.12%		04/01/11	65,000,000	65,000,000

Citibank, N.A.		0.17%		04/01/11	131,000,000	131,000,000
		0.14%		04/01/11	72,000,000	72,000,000

DnB NOR Bank ASA		0.11%		04/01/11	5,000,000	5,000,000

ING Bank N.V.		0.15%		04/01/11	100,000,000	100,000,000

Royal Bank of Canada		0.13%		04/01/11	610,000,000	610,000,000

						1,168,000,000

Total Fixed-Rate Obligations
(Cost $13,225,067,851)						13,225,067,851

Variable-Rate Obligations 13.2% of net assets

Banco Bilbao Vizcaya Argentaria S.A.		0.65%	04/07/11	06/16/11	134,000,000	134,000,000

Bank of America, N.A.		0.60%	04/26/11	04/20/12	149,000,000	149,000,000

Barclays Bank PLC		0.76%	04/15/11	10/17/11	108,000,000	108,000,000
		0.65%	04/26/11	02/22/12	92,000,000	92,000,000

Canadian Imperial Bank of Commerce		0.30%	04/28/11	12/28/11	186,000,000	186,000,000
		0.29%	05/03/11	01/03/12	122,000,000	122,000,000

Citigroup, Inc.		0.40%		05/18/11	50,000,000	49,973,562

Commonwealth Bank of Australia	c	0.37%	04/27/11	04/27/12	50,000,000	50,000,000

Credit Suisse		0.33%	04/04/11	12/01/11	100,000,000	100,000,000

 5

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Dexia Credit Local		0.65%	04/07/11	06/29/11	134,000,000	134,000,000

JPMorgan Chase Bank, N.A.		0.29%	04/21/11	04/20/12	500,000,000	500,000,000

New Jersey Economic Development Auth
Economic Development Bonds (MSNBC/CNBC) Series 1997A	a	0.35%	04/01/11	10/01/21	1,000,000	1,000,000

Rabobank Nederland		0.35%	04/15/11	09/15/11	125,000,000	125,000,000
		0.34%	04/07/11	10/07/11	22,000,000	22,000,000
		0.34%	04/05/11	12/05/11	150,000,000	150,000,000

Societe Generale		0.47%	04/20/11	06/20/11	94,000,000	94,000,000

Toronto Dominion Bank		0.32%	04/28/11	10/28/11	60,000,000	60,000,000

UBS AG		0.66%	04/15/11	10/17/11	87,000,000	87,000,000

Westpac Banking Corp.	c	0.34%	04/18/11	09/16/11	237,000,000	237,000,000
		0.34%	04/11/11	01/10/12	60,000,000	60,000,000
		0.33%	05/02/11	05/01/12	247,000,000	247,000,000

Total Variable-Rate Obligations
(Cost $2,707,973,562)						2,707,973,562

U.S. Government Agency Securities 12.0% of net assets

Fixed-Rate Discount Notes 7.4%
Fannie Mae		0.13%		04/15/11	235,000,000	234,988,119
		0.11%		04/25/11	3,000,000	2,999,780
		0.11%		05/04/11	3,000,000	2,999,698
		0.10%		05/05/11	118,000,000	117,988,856
		0.10%		05/09/11	26,000,000	25,997,256
		0.11%		05/09/11	65,000,000	64,992,796
		0.11%		05/11/11	43,000,000	42,994,744
		0.10%		05/13/11	158,000,000	157,981,567

Federal Home Loan Bank		0.09%		04/06/11	126,000,000	125,998,425
		0.10%		04/06/11	80,000,000	79,998,927
		0.13%		04/15/11	11,000,000	10,999,444
		0.14%		04/20/11	49,000,000	48,996,379
		0.12%		04/20/11	93,000,000	92,994,110
		0.14%		04/25/11	71,000,000	70,993,373
		0.14%		04/29/11	43,960,000	43,955,111
		0.11%		05/11/11	70,000,000	69,991,833
		0.11%		05/13/11	35,000,000	34,995,508
		0.11%		05/18/11	50,000,000	49,993,146
		0.12%		05/20/11	219,150,000	219,115,697
		0.11%		05/23/11	21,000,000	20,996,663

						1,519,971,432

Other Government Related 2.9%
Straight A Funding, L.L.C.	a,b,c,f	0.25%		04/04/11	50,000,000	49,998,958
	a,b,c,f	0.25%		04/07/11	40,593,000	40,591,309
	a,b,c,f	0.25%		04/08/11	52,263,000	52,260,460
	a,b,c,f	0.25%		04/13/11	175,000,000	174,985,417
	a,b,c,f	0.25%		04/14/11	25,740,000	25,737,676
	a,b,c,f	0.25%		04/18/11	78,451,000	78,441,738
	a,b,c,f	0.25%		05/02/11	126,715,000	126,687,721
	a,b,c,f	0.25%		05/05/11	18,086,000	18,081,730
	a,b,c,f	0.25%		05/09/11	28,099,000	28,091,585

						594,876,594

6

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligation 1.7%
Freddie Mac		0.15%	04/11/11	02/10/12	350,000,000	350,000,000

Total U.S. Government Agency Securities
(Cost $2,464,848,026)						2,464,848,026

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 10.5% of net assets

Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $117,300,026, issued 03/31/2011, due 04/01/2011.		0.12%		04/01/11	115,000,383	115,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $262,500,001, issued 03/22/2011, due 04/01/2011.		0.15%		04/01/11	250,010,417	250,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $270,300,061, issued 03/31/2011, due 04/07/2011.		0.06%		04/07/11	265,003,092	265,000,000

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $76,948,955, issued 03/31/11, due 04/01/11.		0.13%		04/01/11	75,439,037	75,438,765

Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $104,000,001, issued 03/31/2011, due 04/01/2011.		0.20%		04/01/11	100,000,556	100,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $8,400,003, issued 03/31/11, due 04/01/11.		0.32%		04/01/11	8,000,071	8,000,000

Federal Reserve Bank of New York
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,000,113, issued 03/31/2011, due 04/04/2011.		0.10%		04/04/11	10,000,111	10,000,000

 7

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $183,750,000, issued 03/31/11, due 04/01/11.		0.16%		04/01/11	175,000,778	175,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $204,750,000, issued 03/25/2011, due 04/01/2011.		0.16%		04/01/11	195,006,067	195,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $28,350,001, issued 03/28/2011, due 04/04/2011.		0.17%		04/04/11	27,000,893	27,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $160,650,001, issued 03/29/2011, due 04/05/2011.		0.16%		04/05/11	153,004,760	153,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $17,850,010, issued 02/17/11, due 06/02/11.	d	0.62%		06/02/11	17,030,742	17,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $29,400,020, issued 02/18/11, due 06/03/11.	d	0.62%		06/03/11	28,050,633	28,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $133,350,012, issued 02/22/2011, due 06/07/11.	d	0.62%		06/07/11	127,229,658	127,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $28,350,004, issued 02/23/11, due 06/23/11.	d	0.65%		06/23/11	27,058,500	27,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $71,400,001, issued 03/01/2011, due 07/01/11.	d	0.65%		07/01/11	68,149,789	68,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $1,050,006, issued 03/16/11, due 07/14/11.	d	0.62%		07/14/11	1,002,067	1,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $70,350,004, issued 03/01/11, due 08/01/11.	d	0.71%		08/01/11	67,202,173	67,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $468,650,001, issued 03/31/11, due 04/01/11.		0.15%		04/01/11	455,001,896	455,000,000

Total Repurchase Agreements
(Cost $2,163,438,765)						2,163,438,765

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Investment 0.0% of net assets

Whistlejacket Capital, L.L.C.	c,d,e	n/a	n/a	n/a	8,910,161	8,910,161

Total Other Investments
(Cost $8,910,161)						8,910,161

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $20,570,238,365.

8

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,352,398,876 or 21.2% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $373,910,161 or 1.8% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47698MAR11

 9

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

66.4%	Fixed-Rate Obligations	13,684,157,307	13,684,157,307
11.9%	Variable-Rate Obligations	2,454,080,804	2,454,080,804
12.1%	U.S. Government Agency Securities	2,479,638,985	2,479,638,985
9.6%	Repurchase Agreements	1,982,315,459	1,982,315,459
0.0%	Other Investment	3,838,564	3,838,564

100.0%	Total Investments	20,604,031,119	20,604,031,119
0.0%	Other Assets and Liabilities, Net		7,507,396

100.0%	Net Assets		20,611,538,515

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 66.4% of net assets

Bank Notes 3.7%
Bank of America, N.A.		0.33%		05/04/11	25,000,000	25,000,000
		0.33%		05/05/11	220,000,000	220,000,000
		0.33%		05/09/11	23,000,000	23,000,000
		0.30%		05/10/11	129,000,000	129,000,000
		0.33%		05/12/11	200,000,000	200,000,000
		0.33%		06/14/11	78,000,000	78,000,000
		0.40%		07/28/11	88,000,000	88,000,000

						763,000,000

Bankers Acceptance 0.1%
Bank of America, N.A.		0.41%		09/06/11	24,581,943	24,537,709

Certificates of Deposit 26.7%
Abbey National Treasury Services PLC	a	0.67%		04/07/11	66,000,000	66,000,000
	a	0.68%		05/02/11	4,000,000	4,000,017
	a	0.75%		08/29/11	33,000,000	33,000,000

Banco Santander S.A.		0.54%		05/03/11	36,000,000	36,000,000

Bank of Montreal		0.11%		04/07/11	120,000,000	120,000,000
		0.22%		04/07/11	53,000,000	53,000,000

Bank of Nova Scotia		0.28%		04/04/11	64,000,000	64,000,000
		0.28%		04/05/11	51,000,000	51,000,000
		0.27%		05/11/11	33,000,000	33,000,000
		0.26%		06/06/11	179,000,000	179,000,000
		0.26%		06/16/11	86,000,000	86,000,000

 1

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Bank of Tokyo Mitsubishi UFJ Ltd.		0.30%		04/12/11	67,000,000	67,000,000
		0.50%		07/22/11	24,000,000	24,000,000
		0.40%		07/26/11	101,000,000	101,000,000
		0.52%		07/27/11	48,000,000	48,000,000

Barclays Bank PLC		0.72%		05/04/11	100,000,000	100,000,000
		0.63%		05/24/11	53,000,000	53,000,000
		0.58%		06/24/11	75,000,000	75,000,000
		0.59%		07/05/11	28,000,000	28,000,000

BNP Paribas		0.68%		05/09/11	48,000,000	48,000,000
		0.49%		05/24/11	4,000,000	4,000,000
		0.52%		05/31/11	7,000,000	7,000,000
		0.50%		06/17/11	26,000,000	26,000,000
		0.48%		07/05/11	105,000,000	105,000,000
		0.46%		07/15/11	10,000,000	10,000,000
		0.53%		08/22/11	192,000,000	192,000,000
		0.54%		08/23/11	86,000,000	86,000,000
		0.54%		08/25/11	2,000,000	2,000,000
		0.54%		09/01/11	60,000,000	60,000,000
		0.54%		09/07/11	24,000,000	24,000,000
		0.59%		09/15/11	25,000,000	25,000,000

Citibank, N.A.		0.27%		04/26/11	100,000,000	100,000,000
		0.28%		05/10/11	127,000,000	127,000,000

Commerzbank AG		0.15%		04/01/11	43,000,000	43,000,000
		0.12%		04/07/11	150,000,000	150,000,000
		0.33%		06/09/11	32,000,000	32,000,000

Commonwealth Bank of Australia		0.29%		05/06/11	41,000,000	41,000,000

Credit Agricole Corporate & Investment Bank		0.33%		06/21/11	18,000,000	18,000,000
		0.34%		07/11/11	64,000,000	64,000,000

Credit Suisse AG		0.28%		05/31/11	244,000,000	244,000,000

Deutsche Bank AG		0.30%		04/04/11	359,000,000	359,000,000
		0.30%		04/06/11	86,000,000	86,000,000
		0.50%		06/21/11	70,000,000	70,000,000
		0.39%		09/26/11	113,000,000	113,000,000

Landesbank Hessen-Thuringen Girozentrale		0.41%		06/15/11	59,000,000	59,000,000
		0.41%		06/17/11	15,000,000	15,000,000

Lloyds TSB Bank PLC		0.44%		05/03/11	65,000,000	65,000,000

Mitsubishi UFJ Trust & Banking Corp.		0.32%		04/11/11	12,000,000	12,000,000
		0.33%		05/09/11	50,000,000	50,000,000
		0.33%		05/19/11	99,000,000	99,000,000
		0.33%		06/10/11	4,000,000	4,000,000

Mizuho Corporate Bank Ltd.		0.29%		04/11/11	131,000,000	131,000,000
		0.31%		05/03/11	76,000,000	76,000,000

National Australia Bank Ltd.		0.25%		07/07/11	100,000,000	100,000,000

Royal Bank of Scotland PLC		0.99%		04/20/11	122,000,000	122,000,000
		0.80%		05/18/11	50,000,000	50,000,000
		0.84%		05/20/11	57,000,000	57,000,000
		0.68%		06/07/11	28,000,000	28,000,000
		0.66%		06/16/11	17,000,000	17,000,000
		0.64%		07/19/11	40,000,000	40,000,000
		0.51%		08/16/11	6,000,000	6,000,000

2

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		1.00%		08/24/11	65,000,000	65,000,000

Societe Generale		0.42%		04/01/11	53,000,000	53,000,000
		0.40%		04/08/11	43,000,000	43,000,000
		0.50%		09/26/11	40,000,000	40,000,000

Sumitomo Mitsui Banking Corp.		0.30%		04/06/11	28,000,000	28,000,000
		0.30%		04/19/11	60,000,000	60,000,000
		0.30%		04/25/11	31,000,000	31,000,000
		0.30%		05/03/11	18,000,000	18,000,000
		0.30%		05/06/11	24,000,000	24,000,000
		0.30%		05/09/11	59,000,000	59,000,000

Sumitomo Trust & Banking Co.		0.40%		05/17/11	35,000,000	35,000,000
		0.41%		07/12/11	78,000,000	78,001,103
		0.41%		07/14/11	22,000,000	22,000,317
		0.42%		08/25/11	54,000,000	54,001,093

Svenska Handelsbanken AB		0.28%		06/07/11	19,000,000	19,000,176
		0.27%		06/29/11	116,000,000	116,001,433

Toronto Dominion Bank		0.22%		04/11/11	109,000,000	109,000,000
		0.22%		04/12/11	150,000,000	150,000,000

UBS AG		0.59%		05/31/11	31,000,000	31,000,000
		0.40%		08/31/11	119,000,000	119,000,000
		0.40%		09/08/11	35,000,000	35,000,000
		0.39%		09/12/11	35,000,000	35,000,000

Union Bank, N.A.		0.29%		05/04/11	75,000,000	75,000,000
		0.30%		05/06/11	7,000,000	7,000,000

						5,494,004,139

Commercial Paper & Other Corporate Obligations 29.6%
Alpine Securitization Corp.	a,b,c	0.23%		04/11/11	22,000,000	21,998,594
	a,b,c	0.22%		05/02/11	25,000,000	24,995,264
	a,b,c	0.24%		06/07/11	75,000,000	74,966,500

Amsterdam Funding Corp.	a,b,c	0.30%		04/07/11	20,000,000	19,999,000
	a,b,c	0.29%		04/18/11	20,000,000	19,997,261
	a,b,c	0.29%		05/05/11	124,000,000	123,966,038

Argento Variable Funding Co., L.L.C.	a,b,c	0.30%		06/22/11	32,000,000	31,978,133
	a,b,c	0.46%		08/08/11	31,000,000	30,948,902
	a,b,c	0.46%		08/09/11	35,000,000	34,941,861
	a,b,c	0.46%		08/15/11	10,000,000	9,982,622
	a,b,c	0.46%		09/02/11	19,000,000	18,962,612

Atlantis One Funding Corp.	a,b,c	0.22%		04/14/11	190,000,000	189,984,906
	a,b,c	0.27%		05/26/11	8,000,000	7,996,700
	a,b,c	0.28%		06/07/11	56,000,000	55,970,818
	a,b,c	0.37%		06/09/11	50,000,000	49,964,542
	a,b,c	0.39%		08/10/11	15,000,000	14,978,713
	a,b,c	0.37%		09/29/11	120,000,000	119,776,767

Bank of America Corp.		0.30%		04/05/11	15,000,000	14,999,500
		0.30%		05/16/11	33,000,000	32,987,625
		0.29%		05/20/11	93,000,000	92,963,291
		0.29%		06/10/11	66,000,000	65,962,783

BNZ International Funding Ltd.	a	0.31%		04/19/11	13,000,000	12,997,985

CAFCO, L.L.C.	a,b,c	0.41%		07/15/11	3,000,000	2,996,413

 3

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.41%		07/20/11	35,000,000	34,956,153
	a,b,c	0.41%		08/04/11	60,000,000	59,914,583
	a,b,c	0.41%		08/05/11	62,000,000	61,911,030
	a,b,c	0.41%		08/11/11	4,000,000	3,993,987

Cancara Asset Securitization, L.L.C.	a,b,c	0.30%		04/05/11	60,000,000	59,998,000
	a,b,c	0.25%		04/11/11	45,000,000	44,996,875
	a,b,c	0.30%		06/14/11	10,000,000	9,993,833
	a,b,c	0.30%		06/16/11	51,000,000	50,967,700
	a,b,c	0.45%		07/13/11	19,000,000	18,975,538
	a,b,c	0.45%		07/25/11	4,000,000	3,994,250
	a,b,c	0.45%		08/08/11	31,000,000	30,950,012
	a,b,c	0.45%		08/10/11	9,000,000	8,985,263
	a,b,c	0.44%		08/11/11	3,000,000	2,995,160
	a,b,c	0.46%		08/23/11	29,000,000	28,946,640

Chariot Funding, L.L.C.	a,b,c	0.12%		04/01/11	25,000,000	25,000,000
	a,b,c	0.21%		04/11/11	69,000,000	68,995,975
	a,b,c	0.21%		04/12/11	5,993,000	5,992,615
	a,b,c	0.26%		04/15/11	6,000,000	5,999,393
	a,b,c	0.26%		05/26/11	27,854,000	27,842,936

Ciesco, L.L.C.	a,b,c	0.41%		07/11/11	47,000,000	46,945,937
	a,b,c	0.41%		07/12/11	26,000,000	25,969,797
	a,b,c	0.41%		08/03/11	70,000,000	69,901,144
	a,b,c	0.38%		08/05/11	13,000,000	12,982,710

Citigroup Funding, Inc.	a	0.37%		04/18/11	173,000,000	172,969,773
	a	0.29%		05/17/11	16,000,000	15,994,071
	a	0.40%		07/15/11	41,000,000	40,952,167
	a	0.39%		09/08/11	32,000,000	31,944,533
	a	0.38%		09/15/11	2,000,000	1,996,474

Commonwealth Bank of Australia	c	0.27%		04/05/11	18,000,000	17,999,460
	c	0.26%		05/16/11	107,000,000	106,965,225
	c	0.26%		05/24/11	74,000,000	73,971,674
	c	0.26%		06/08/11	22,000,000	21,989,403
	c	0.26%		06/09/11	109,000,000	108,945,682
	c	0.26%		06/15/11	35,000,000	34,981,042

CRC Funding, L.L.C.	a,b,c	0.41%		07/15/11	21,000,000	20,974,888
	a,b,c	0.41%		07/25/11	3,000,000	2,996,071
	a,b,c	0.41%		08/03/11	81,000,000	80,885,610
	a,b,c	0.41%		08/04/11	95,000,000	94,864,757

Danske Corp.	a,c	0.25%		04/13/11	29,000,000	28,997,583
	a,c	0.32%		04/28/11	6,000,000	5,998,560
	a,c	0.32%		06/09/11	47,000,000	46,971,173

DnB NOR Bank ASA		0.27%		06/01/11	16,600,000	16,592,406
		0.34%		08/26/11	201,000,000	200,720,945

Falcon Asset Securitization Corp.	a,b,c	0.21%		04/11/11	16,000,000	15,999,067
	a,b,c	0.21%		04/12/11	158,000,000	157,989,862

General Electric Capital Corp.		0.40%		04/28/11	110,000,000	109,967,000
		0.39%		06/15/11	163,000,000	162,867,562
		0.39%		06/23/11	36,000,000	35,967,630
		0.39%		06/27/11	34,000,000	33,967,955
		0.32%		09/09/11	174,000,000	173,750,987

General Electric Co.		0.22%		04/01/11	30,000,000	30,000,000

Grampian Funding, L.L.C.	a,b,c	0.32%		04/07/11	8,000,000	7,999,573

4

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.47%		05/17/11	75,000,000	74,954,958
	a,b,c	0.47%		07/05/11	73,000,000	72,909,460
	a,b,c	0.46%		08/15/11	25,000,000	24,956,556

JPMorgan Chase & Co.		0.22%		04/05/11	95,000,000	94,997,678

Jupiter Securitization Corp.	a,b,c	0.21%		04/11/11	50,000,000	49,997,083

Manhattan Asset Funding Capital Co., L.L.C.	a,b,c	0.26%		04/01/11	9,000,000	9,000,000
	a,b,c	0.28%		04/25/11	14,500,000	14,497,293

Market Street Funding Corp.	a,b,c	0.25%		04/05/11	5,500,000	5,499,847
	a,b,c	0.28%		06/09/11	48,000,000	47,974,240
	a,b,c	0.28%		06/20/11	4,000,000	3,997,511

Nationwide Building Society		0.45%		05/04/11	27,000,000	26,988,863
		0.35%		06/08/11	50,000,000	49,966,944
		0.48%		09/08/11	6,000,000	5,987,200
		0.49%		09/19/11	20,000,000	19,953,450

Nieuw Amsterdam Receivables Corp.	a,b,c	0.30%		04/06/11	15,000,000	14,999,375
	a,b,c	0.30%		04/08/11	6,000,000	5,999,650
	a,b,c	0.30%		04/15/11	35,000,000	34,995,917
	a,b,c	0.30%		04/27/11	15,000,000	14,996,750
	a,b,c	0.30%		05/04/11	13,000,000	12,996,425
	a,b,c	0.28%		05/05/11	2,000,000	1,999,471
	a,b,c	0.28%		06/02/11	11,000,000	10,994,696

Nordea North America, Inc.	a	0.29%		04/04/11	37,750,000	37,749,088
	a	0.30%		04/15/11	28,000,000	27,996,733
	a	0.24%		05/09/11	219,000,000	218,944,520

NRW Bank		0.30%		04/07/11	50,000,000	49,997,500
		0.30%		04/26/11	40,000,000	39,991,667
		0.30%		05/03/11	39,000,000	38,989,600
		0.29%		05/10/11	13,000,000	12,995,916
		0.30%		05/24/11	25,000,000	24,988,958

Regional Transportation Authority (Illinois)	a	0.35%		06/28/11	19,500,000	19,500,000

Sanofi-Aventis	c	0.28%		07/14/11	45,000,000	44,963,600
	c	0.34%		09/12/11	50,000,000	49,922,556
	c	0.33%		09/14/11	54,000,000	53,917,830
	c	0.34%		09/19/11	35,000,000	34,943,475

Santander Central Hispano Finance (Delaware), Inc.	a	0.65%		05/16/11	60,000,000	59,951,250

Skandinaviska Enskilda Banken AB		0.34%		04/07/11	5,000,000	4,999,721
		0.35%		04/25/11	74,000,000	73,982,980

Societe Generale North America, Inc.	a	0.15%		04/01/11	66,000,000	66,000,000
	a	0.41%		04/05/11	46,000,000	45,997,904
	a	0.52%		08/23/11	21,000,000	20,956,320
	a	0.54%		09/08/11	68,000,000	67,836,800

Solitaire Funding, L.L.C.	a,b,c	0.30%		04/07/11	9,000,000	8,999,550
	a,b,c	0.30%		04/13/11	38,000,000	37,996,200
	a,b,c	0.30%		04/14/11	34,000,000	33,996,317
	a,b,c	0.30%		04/26/11	12,000,000	11,997,500
	a,b,c	0.30%		04/27/11	10,000,000	9,997,833
	a,b,c	0.31%		04/28/11	40,000,000	39,990,700
	a,b,c	0.30%		05/09/11	25,000,000	24,992,083
	a,b,c	0.30%		05/11/11	5,000,000	4,998,333
	a,b,c	0.30%		06/01/11	5,000,000	4,997,458

 5

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.43%		07/14/11	39,000,000	38,951,553

Starbird Funding Corp.	a,b,c	0.24%		04/19/11	18,000,000	17,997,840
	a,b,c	0.29%		04/21/11	76,000,000	75,987,756

Sumitomo Mitsui Banking Corp.	c	0.30%		04/20/11	16,000,000	15,997,467
	c	0.30%		05/03/11	23,000,000	22,993,867

Svenska Handelsbanken, Inc.	a	0.29%		04/08/11	19,000,000	18,998,929
	a	0.27%		06/14/11	65,000,000	64,963,925

Thames Asset Global Securitization No. 1, Inc.	a,b,c	0.29%		04/14/11	19,000,000	18,998,010
	a,b,c	0.29%		04/20/11	69,572,000	69,561,352
	a,b,c	0.29%		05/20/11	5,000,000	4,998,026

Thunder Bay Funding, L.L.C.	a,b,c	0.23%		04/07/11	43,528,000	43,526,331

Ticonderoga Funding, L.L.C.	a,b,c	0.30%		04/19/11	6,000,000	5,999,100
	a,b,c	0.30%		04/26/11	23,000,000	22,995,208

Variable Funding Capital Corp.	a,b,c	0.27%		04/21/11	50,000,000	49,992,500
	a,b,c	0.27%		04/25/11	21,714,000	21,710,091

Westpac Securities NZ Ltd.	a,c	0.30%		05/25/11	50,000,000	49,977,500

Windmill Funding Corp.	a,b,c	0.29%		04/18/11	35,000,000	34,995,207
	a,b,c	0.29%		05/02/11	60,000,000	59,985,017
	a,b,c	0.29%		05/09/11	7,000,000	6,997,857
	a,b,c	0.28%		05/10/11	24,000,000	23,992,720
	a,b,c	0.28%		05/16/11	23,000,000	22,991,950

						6,105,615,459

Promissory Note 0.4%
The Goldman Sachs Group, Inc.	c,d	1.02%		08/02/11	80,000,000	80,000,000

Time Deposits 5.9%
Australia & New Zealand Banking Group Ltd.		0.18%		04/07/11	200,000,000	200,000,000

Bank of Montreal		0.12%		04/01/11	70,000,000	70,000,000

Citibank, N.A.		0.14%		04/01/11	100,000,000	100,000,000
		0.17%		04/01/11	187,000,000	187,000,000

DnB NOR Bank ASA		0.11%		04/01/11	28,000,000	28,000,000

ING Bank N.V.		0.15%		04/01/11	100,000,000	100,000,000

Royal Bank of Canada		0.13%		04/01/11	532,000,000	532,000,000

						1,217,000,000

Total Fixed-Rate Obligations
(Cost $13,684,157,307)						13,684,157,307

Variable-Rate Obligations 11.9% of net assets

Banco Bilbao Vizcaya Argentaria S.A.		0.65%		04/07/11	107,000,000	107,000,000
		0.75%		04/07/11	58,000,000	58,000,000

Bank of America, N.A.		0.60%	04/26/11	04/20/12	147,000,000	147,000,000

Barclays Bank PLC		0.76%	04/15/11	10/17/11	64,000,000	64,000,000

6

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas		0.46%	04/15/11	06/15/11	390,000,000	390,000,000

Breckenridge Terrace L.L.C.
Taxable Housing Facilities Revenue Notes Series 1999B	a	0.26%		04/07/11	1,000,000	1,000,000

Canadian Imperial Bank of Commerce		0.30%	04/28/11	12/28/11	200,000,000	200,000,000

Citigroup, Inc.		0.40%		05/18/11	50,000,000	49,995,804

Credit Suisse		0.33%	04/04/11	12/01/11	27,000,000	27,000,000

Dexia Credit Local		0.65%		04/07/11	107,000,000	107,000,000

Eagle County, Co
Housing Facilities Revenue Bonds (The Tarnes at BC) Series 1999B	a	0.26%		04/07/11	2,000,000	2,000,000

JPMorgan Chase Bank, N.A.		0.29%	04/21/11	04/20/12	47,000,000	47,000,000

Rabobank Nederland		0.35%	04/15/11	09/15/11	130,000,000	130,000,000
		0.34%	04/07/11	10/07/11	63,000,000	63,000,000
		0.34%	04/05/11	12/05/11	78,000,000	78,000,000

Royal Bank of Canada		0.31%	04/05/11	03/05/12	79,000,000	79,000,000

Societe Generale		0.47%	04/20/11	06/20/11	60,000,000	60,000,000
		0.51%	04/07/11	09/07/11	126,000,000	126,000,000

Tenderfoot Seasonal Housing, CO
Housing Facilities Revenue Notes Series 2000B	a	0.26%		04/07/11	2,885,000	2,885,000

Texas
General Obligation Bonds (Veterans Housing Assistance) Series 1994A2	a	0.31%		04/07/11	6,900,000	6,900,000
General Obligation Refunding Bonds (Veterans Land) Series 2006A	a	0.31%		04/07/11	1,110,000	1,110,000
General Obligation Refunding Bonds (Veterans) Series 2010B	a	0.45%		04/07/11	13,190,000	13,190,000

Toronto Dominion Bank		0.32%	04/28/11	10/28/11	45,000,000	45,000,000

UBS AG		0.66%	04/15/11	10/17/11	92,000,000	92,000,000

Westpac Banking Corp.		0.31%	04/01/11	06/01/11	279,000,000	279,000,000
		0.34%	04/11/11	01/10/12	20,000,000	20,000,000
	c	0.37%	04/28/11	03/27/12	100,000,000	100,000,000
		0.33%	05/02/11	05/01/12	158,000,000	158,000,000

Total Variable-Rate Obligations
(Cost $2,454,080,804)						2,454,080,804

U.S. Government Agency Securities 12.1% of net assets

Fixed-Rate Discount Notes 8.7%
Fannie Mae		0.12%		04/06/11	23,700,000	23,699,605
		0.12%		04/13/11	20,000,000	19,999,200
		0.12%		04/15/11	98,000,000	97,995,427
		0.13%		04/15/11	220,000,000	219,988,878
		0.14%		04/20/11	73,000,000	72,994,606
		0.10%		05/05/11	76,000,000	75,992,822
		0.10%		05/09/11	40,000,000	39,995,778
		0.11%		05/09/11	27,000,000	26,997,008
		0.11%		05/11/11	47,000,000	46,994,256
		0.10%		05/13/11	111,000,000	110,987,050

 7

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.09%		05/23/11	61,000,000	60,992,070

Federal Home Loan Bank		0.12%		04/01/11	90,000,000	90,000,000
		0.09%		04/06/11	261,900,000	261,896,726
		0.10%		04/06/11	96,000,000	95,998,716
		0.09%		04/08/11	2,000,000	1,999,967
		0.13%		04/15/11	83,700,000	83,695,805
		0.14%		04/20/11	38,000,000	37,997,192
		0.14%		04/25/11	128,000,000	127,988,053
		0.14%		04/27/11	56,000,000	55,994,359
		0.15%		04/27/11	58,000,000	57,993,926
		0.14%		04/29/11	50,000,000	49,994,439
		0.11%		05/13/11	35,000,000	34,995,508
		0.11%		05/18/11	10,000,000	9,998,564
		0.11%		05/20/11	50,000,000	49,992,514
		0.12%		05/20/11	18,000,000	17,997,183
		0.11%		05/23/11	22,900,000	22,896,361

						1,796,076,013

Other Government Related 2.9%
Straight A Funding, L.L.C.	a,b,c,f	0.25%		04/04/11	90,000,000	89,998,125
	a,b,c,f	0.25%		04/06/11	18,612,000	18,611,354
	a,b,c,f	0.25%		04/07/11	43,000,000	42,998,208
	a,b,c,f	0.25%		04/13/11	133,000,000	132,988,917
	a,b,c,f	0.25%		04/14/11	60,000,000	59,994,583
	a,b,c,f	0.25%		04/18/11	239,000,000	238,971,785

						583,562,972

Variable-Rate Obligation 0.5%
Freddie Mac		0.15%	04/11/11	02/10/12	100,000,000	100,000,000

Total U.S. Government Agency Securities
(Cost $2,479,638,985)						2,479,638,985

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 9.6% of net assets

Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $246,750,000, issued 03/22/2011, due 04/01/2011.		0.15%		04/01/11	235,009,792	235,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $235,620,061, issued 03/31/2011, due 04/07/2011.		0.06%		04/07/11	231,002,695	231,000,000

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $31,944,456, issued 03/31/2011, due 04/01/2011.		0.13%		04/01/11	31,315,572	31,315,459

Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $161,200,001, issued 03/31/2011, due 04/01/2011.		0.20%		04/01/11	155,000,861	155,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $10,500,001, issued 03/31/2011, due 04/01/2011.		0.32%		04/01/11	10,000,089	10,000,000

8

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Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Federal Reserve Bank of New York
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,000,113, issued 03/31/2011, due 04/04/2011.		0.10%		04/04/11	10,000,111	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,000,434, issued 03/28/2011, due 04/05/2011.		0.10%		04/05/11	10,000,222	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,000,408, issued 03/28/2011, due 04/05/2011.		0.13%		04/05/11	10,000,289	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,019,760, issued 03/28/2011, due 04/05/2011.		0.16%		04/05/11	10,000,355	10,000,000

Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $294,000,001, issued 03/25/2011, due 04/01/2011.		0.16%		04/01/11	280,008,711	280,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $173,250,000, issued 03/31/2011, due 04/07/2011.		0.18%		04/07/11	165,005,775	165,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $31,500,011, issued 02/17/2011, due 06/02/2011.	d	0.62%		06/02/11	30,054,250	30,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $68,250,007, issued 02/18/2011, due 06/03/2011.	d	0.62%		06/03/11	65,117,542	65,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $36,750,033, issued 03/01/2011, due 07/01/2011.	d	0.65%		07/01/11	35,077,097	35,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $27,300,026, issued 03/21/2011, due 07/19/2011.	d	0.63%		07/19/11	26,054,600	26,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $82,950,000, issued 03/22/2011, due 07/19/2011.	d	0.63%		07/19/11	79,164,518	79,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $42,000,004, issued 03/01/2011, due 08/01/2011.	d	0.71%		08/01/11	40,120,700	40,000,000

JPMorgan Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $128,750,000, issued 03/31/2011, due 04/01/2011.		0.15%		04/01/11	125,000,521	125,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $448,050,001, issued 03/31/2011, due 04/01/2011.		0.15%		04/01/11	435,001,813	435,000,000

Total Repurchase Agreements
(Cost $1,982,315,459)						1,982,315,459

 9

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Investment 0.0% of net assets

Whistlejacket Capital, L.L.C.	c,d,e	n/a	n/a	n/a	3,838,564	3,838,564

Total Other Investments
(Cost $3,838,564)						3,838,564

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $20,604,031,119.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,532,678,362 or 22.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $358,838,564 or 1.7% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

10

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Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47712MAR11

 11

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

60.0%	Fixed-Rate Obligations	528,852,859	528,852,859
12.1%	Variable-Rate Obligations	106,915,000	106,915,000
15.2%	U.S. Government Agency Securities	134,362,273	134,362,273
12.4%	Repurchase Agreements	109,406,976	109,406,976
0.0%	Other Investment	59,677	59,677

99.7%	Total Investments	879,596,785	879,596,785
0.3%	Other Assets and Liabilities, Net		2,854,694

100.0%	Net Assets		882,451,479

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 60.0% of net assets

Bank Notes 4.0%
Bank of America, N.A.		0.32%		04/04/11	1,000,000	1,000,000
		0.30%		04/05/11	20,000,000	20,000,000
		0.33%		05/06/11	8,000,000	8,000,000
		0.31%		07/01/11	1,000,000	1,000,000
		0.31%		07/11/11	5,000,000	5,000,000

						35,000,000

Bankers Acceptance 0.4%
Bank of America, N.A.		0.40%		09/06/11	3,000,000	2,994,733

Certificates of Deposit 24.9%
Abbey National Treasury Services PLC	a	0.68%		05/02/11	3,000,000	3,000,013
	a	0.45%		07/01/11	1,000,000	1,000,012

Bank of Montreal		0.21%		04/28/11	10,000,000	10,000,000

Bank of Nova Scotia		0.28%		04/05/11	1,000,000	1,000,000
		0.18%		04/29/11	4,000,000	4,000,000
		0.27%		05/04/11	3,000,000	3,000,000
		0.26%		06/06/11	13,000,000	13,000,000

Bank of Tokyo Mitsubishi UFJ Ltd.		0.52%		07/27/11	1,000,000	1,000,000

Barclays Bank PLC		0.72%		05/04/11	6,000,000	6,000,000

BNP Paribas		0.38%		04/05/11	8,000,000	8,000,000
		0.50%		06/17/11	18,000,000	18,000,000
		0.45%		07/13/11	4,000,000	4,000,000

 1

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.46%		07/15/11	1,000,000	1,000,000
		0.54%		08/25/11	3,000,000	3,000,000
		0.54%		09/07/11	1,000,000	1,000,000
		0.54%		09/14/11	5,000,000	5,000,000
		0.52%		09/23/11	2,000,000	2,000,000

Commerzbank AG		0.15%		04/01/11	9,000,000	9,000,000

Commonwealth Bank of Australia		0.29%		05/06/11	2,000,000	2,000,000

Credit Agricole Corporate & Investment Bank		0.33%		06/21/11	3,000,000	3,000,000

Credit Suisse AG		0.28%		05/31/11	1,000,000	1,000,000

Deutsche Bank AG		0.30%		05/02/11	6,000,000	6,000,000
		0.37%		06/07/11	10,000,000	10,000,000
		0.31%		07/22/11	4,000,000	4,000,000

DnB NOR Bank ASA		0.28%		06/15/11	4,000,000	4,000,083

Landesbank Hessen-Thuringen Girozentrale		0.41%		06/16/11	2,000,000	2,000,000

Lloyds TSB Bank PLC		0.44%		05/03/11	7,000,000	7,000,000

Mitsubishi UFJ Trust & Banking Corp.		0.32%		04/07/11	7,000,000	7,000,000
		0.32%		04/12/11	1,000,000	1,000,000

Mizuho Corporate Bank Ltd.		0.30%		04/25/11	4,000,000	4,000,000
		0.31%		05/03/11	2,000,000	2,000,000
		0.30%		05/05/11	2,000,000	2,000,000

National Australia Bank Ltd.		0.25%		07/07/11	8,000,000	8,000,000

Nordea Bank Finland PLC		0.29%		04/04/11	7,000,000	7,000,000

Royal Bank of Scotland PLC		0.64%		07/19/11	2,000,000	2,000,000
		1.00%		08/24/11	10,000,000	10,000,000

Societe Generale		0.40%		04/08/11	4,000,000	4,000,000
		0.40%		04/18/11	2,000,000	2,000,000

Sumitomo Mitsui Banking Corp.		0.30%		04/06/11	1,000,000	1,000,000
		0.30%		04/08/11	10,000,000	10,000,000
		0.30%		05/09/11	1,000,000	1,000,000

Sumitomo Trust & Banking Co.		0.40%		07/25/11	2,000,000	2,000,000
		0.42%		08/25/11	3,000,000	3,000,061

Svenska Handelsbanken AB		0.27%		05/25/11	2,000,000	2,000,000
		0.28%		06/07/11	4,000,000	4,000,037
		0.27%		06/29/11	2,000,000	2,000,025

UBS AG		0.59%		05/31/11	5,000,000	5,000,000
		0.39%		09/12/11	7,000,000	7,000,000

Union Bank, N.A.		0.30%		05/09/11	1,000,000	1,000,000
		0.30%		05/13/11	1,000,000	1,000,000

						220,000,231

Commercial Paper & Other Corporate Obligations 25.5%
Alpine Securitization Corp.	a,b,c	0.23%		04/19/11	3,000,000	2,999,655
	a,b,c	0.22%		05/02/11	2,000,000	1,999,621
	a,b,c	0.24%		06/07/11	1,350,000	1,349,397

2

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Amsterdam Funding Corp.	a,b,c	0.29%		05/23/11	2,000,000	1,999,162
	a,b,c	0.29%		06/03/11	2,000,000	1,998,985
	a,b,c	0.28%		06/06/11	1,000,000	999,487

Atlantis One Funding Corp.	a,b,c	0.28%		06/02/11	1,000,000	999,518
	a,b,c	0.28%		06/07/11	6,000,000	5,996,873
	a,b,c	0.37%		06/09/11	1,000,000	999,291
	a,b,c	0.37%		09/29/11	1,000,000	998,140

Bank of America Corp.		0.30%		04/05/11	8,000,000	7,999,733

CAFCO, L.L.C.	a,b,c	0.41%		07/20/11	3,000,000	2,996,242
	a,b,c	0.41%		07/27/11	4,000,000	3,994,670

Cancara Asset Securitization, L.L.C.	a,b,c	0.45%		07/15/11	3,000,000	2,996,063
	a,b,c	0.45%		07/25/11	1,000,000	998,563
	a,b,c	0.45%		07/26/11	4,000,000	3,994,200
	a,b,c	0.45%		09/07/11	5,000,000	4,990,062

Chariot Funding, L.L.C.	a,b,c	0.21%		04/11/11	7,616,000	7,615,556
	a,b,c	0.25%		05/12/11	3,000,000	2,999,146

Ciesco, L.L.C.	a,b,c	0.41%		08/03/11	5,000,000	4,992,939

Citigroup Funding, Inc.	a	0.40%		08/23/11	1,000,000	998,400
	a	0.39%		09/08/11	6,000,000	5,989,600

Commonwealth Bank of Australia	c	0.27%		04/05/11	1,000,000	999,970
	c	0.26%		05/24/11	11,000,000	10,995,789

CRC Funding, L.L.C.	a,b,c	0.29%		04/13/11	1,000,000	999,903
	a,b,c	0.41%		07/15/11	5,000,000	4,994,021
	a,b,c	0.41%		08/04/11	1,000,000	998,576
	a,b,c	0.41%		08/05/11	2,000,000	1,997,130

Danske Corp.	a,c	0.32%		05/05/11	3,000,000	2,999,093

DnB NOR Bank ASA		0.27%		06/01/11	3,000,000	2,998,628
		0.34%		08/26/11	3,000,000	2,995,835

Falcon Asset Securitization Corp.	a,b,c	0.21%		04/12/11	4,000,000	3,999,743

General Electric Capital Corp.		0.39%		06/15/11	18,000,000	17,985,375
		0.39%		06/27/11	3,000,000	2,997,173

Grampian Funding, L.L.C.	a,b,c	0.46%		09/01/11	3,000,000	2,994,135

Jupiter Securitization Corp.	a,b,c	0.21%		04/13/11	3,000,000	2,999,790

Market Street Funding Corp.	a,b,c	0.29%		04/11/11	2,035,000	2,034,836
	a,b,c	0.27%		07/06/11	2,000,000	1,998,560

Nationwide Building Society		0.45%		05/04/11	1,000,000	999,588
		0.48%		09/08/11	3,000,000	2,993,600

Nieuw Amsterdam Receivables Corp.	a,b,c	0.30%		04/06/11	1,000,000	999,958
	a,b,c	0.28%		06/02/11	4,000,000	3,998,071

Nordea North America, Inc.	a	0.30%		04/15/11	8,000,000	7,999,067

NRW Bank		0.30%		04/27/11	1,000,000	999,783
		0.29%		05/02/11	5,000,000	4,998,751

Regional Transportation Authority	a	0.35%		05/24/11	2,000,000	2,000,000

 3

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Sanofi-Aventis	c	0.34%		09/12/11	5,000,000	4,992,256
	c	0.33%		09/14/11	2,000,000	1,996,957

Skandinaviska Enskilda Banken AB		0.34%		04/07/11	1,000,000	999,944
		0.36%		04/18/11	2,000,000	1,999,660

Societe Generale North America, Inc.	a	0.15%		04/01/11	5,000,000	5,000,000
	a	0.40%		04/06/11	7,000,000	6,999,611
	a	0.54%		09/08/11	3,000,000	2,992,800

Solitaire Funding, L.L.C.	a,b,c	0.30%		04/07/11	6,000,000	5,999,700
	a,b,c	0.30%		04/26/11	2,000,000	1,999,583
	a,b,c	0.31%		04/28/11	3,000,000	2,999,303

Svenska Handelsbanken, Inc.	a	0.29%		04/08/11	4,000,000	3,999,774

Thames Asset Global Securitization No. 1, Inc.	a,b,c	0.23%		04/13/11	7,000,000	6,999,463
	a,b,c	0.29%		04/28/11	1,000,000	999,783

Thunder Bay Funding, L.L.C.	a,b,c	0.23%		04/07/11	2,000,000	1,999,923

Variable Funding Capital Corp.	a,b,c	0.27%		04/25/11	8,000,000	7,998,560

Windmill Funding Corp.	a,b,c	0.28%		05/16/11	6,000,000	5,997,900

						224,857,895

Time Deposits 5.2%
Australia & New Zealand Banking Group Ltd.		0.18%		04/07/11	8,000,000	8,000,000

Citibank, N.A.		0.17%		04/01/11	12,000,000	12,000,000

Royal Bank of Canada		0.13%		04/01/11	26,000,000	26,000,000

						46,000,000

Total Fixed-Rate Obligations
(Cost $528,852,859)						528,852,859

Variable-Rate Obligations 12.1% of net assets

Banco Bilbao Vizcaya Argentaria S.A.		0.65%		04/07/11	5,000,000	5,000,000

Barclays Bank PLC		0.76%	04/15/11	10/17/11	7,000,000	7,000,000

Canadian Imperial Bank of Commerce		0.30%	04/28/11	12/28/11	10,000,000	10,000,000
		0.29%	05/03/11	01/03/12	2,000,000	2,000,000

Credit Suisse		0.33%	04/04/11	12/01/11	10,000,000	10,000,000

Dexia Credit Local		0.65%		04/07/11	5,000,000	5,000,000

JPMorgan Chase Bank, N.A.		0.29%	04/21/11	04/20/12	10,000,000	10,000,000

New York City IDA
Revenue Bonds (Allway Tools) Series 1997	a	0.49%		04/07/11	105,000	105,000

Palm Springs, CA
Certificates of Participation Series 2002A	a	0.43%		04/07/11	7,810,000	7,810,000

Rabobank Nederland		0.34%	04/07/11	10/07/11	16,000,000	16,000,000
		0.34%	04/05/11	12/05/11	5,000,000	5,000,000

Royal Bank of Scotland PLC		0.49%	04/18/11	09/13/11	4,000,000	4,000,000

4

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Westpac Banking Corp.		0.31%	04/01/11	06/01/11	20,000,000	20,000,000
		0.33%	05/02/11	05/01/12	5,000,000	5,000,000

Total Variable-Rate Obligations
(Cost $106,915,000)						106,915,000

U.S. Government Agency Securities 15.2% of net assets

Fixed-Rate Discount Notes 7.3%
Fannie Mae		0.14%		04/20/11	1,000,000	999,926
		0.10%		05/05/11	6,000,000	5,999,433
		0.11%		05/09/11	11,000,000	10,998,781

Federal Home Loan Bank		0.09%		04/06/11	5,000,000	4,999,937
		0.14%		04/27/11	6,000,000	5,999,397
		0.14%		04/29/11	5,000,000	4,999,444
		0.11%		05/04/11	1,000,000	999,899
		0.11%		05/13/11	15,750,000	15,747,979
		0.11%		05/23/11	14,000,000	13,997,776

						64,742,572

Other Government Related 6.2%
Straight A Funding, L.L.C.	a,b,c,f	0.25%		04/04/11	25,000,000	24,999,479
	a,b,c,f	0.25%		04/08/11	17,000,000	16,999,174
	a,b,c,f	0.25%		04/12/11	5,000,000	4,999,618
	a,b,c,f	0.25%		05/13/11	5,000,000	4,998,542
	a,b,c,f	0.25%		06/01/11	2,624,000	2,622,888

						54,619,701

Variable-Rate Obligation 1.7%
Freddie Mac		0.15%	04/11/11	02/10/12	15,000,000	15,000,000

Total U.S. Government Agency Securities
(Cost $134,362,273)						134,362,273

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 12.4% of net assets

Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,200,086, issued 03/31/2011, due 04/07/2011.		0.06%		04/07/11	10,000,117	10,000,000

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $22,857,455, issued 03/31/2011, due 04/01/2011.		0.13%		04/01/11	22,407,057	22,406,976

Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $31,200,000, issued 03/31/2011, due 04/01/2011.		0.20%		04/01/11	30,000,167	30,000,000

 5

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Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $31,500,001, issued 03/29/2011, due 04/05/2011.		0.16%		04/05/11	30,000,933	30,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $6,300,010, issued 02/23/2011, due 06/23/2011.	d	0.65%		06/23/11	6,013,000	6,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $2,100,006, issued 03/01/2011, due 07/01/2011.	d	0.65%		07/01/11	2,004,406	2,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $3,150,030, issued 03/17/2011, due 07/14/2011.	d	0.62%		07/14/11	3,006,148	3,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $2,100,006, issued 03/21/2011, due 07/19/2011.	d	0.63%		07/19/11	2,004,200	2,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $2,100,006, issued 03/24/2011, due 07/19/2011.	d	0.63%		07/19/11	2,004,095	2,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $2,100,006, issued 03/01/2011, due 08/01/2011.	d	0.71%		08/01/11	2,006,035	2,000,000

Total Repurchase Agreements
(Cost $109,406,976)						109,406,976

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Investment 0.0% of net assets

Whistlejacket Capital, L.L.C.	c,d,e	n/a	n/a	n/a	59,677	59,677

Total Other Investments
(Cost $59,677)						59,677

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $879,596,785.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $195,589,951 or 22.2% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $17,059,677 or 1.9% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

IDA —	Industrial development agency/authority

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund

6

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47699MAR11

 7

The Charles Schwab Family of Funds
Schwab Investor Money Fund®

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

65.5%		Fixed-Rate Obligations	924,440,989	924,440,989
12.1%		Variable-Rate Obligations	169,925,000	169,925,000
16.1%		U.S. Government Agency Securities	227,230,497	227,230,497
6.4%		Repurchase Agreements	89,969,898	89,969,898
0.0%		Other Investment	198,914	198,914

100.1%		Total Investments	1,411,765,298	1,411,765,298
(0	.1)%	Other Assets and Liabilities, Net		(1,125,554)

100.0%		Net Assets		1,410,639,744

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 65.5% of net assets

Bank Notes 4.5%
Bank of America, N.A.		0.30%		04/05/11	20,000,000	20,000,000
		0.33%		05/06/11	6,000,000	6,000,000
		0.33%		05/09/11	12,000,000	12,000,000
		0.30%		05/10/11	20,000,000	20,000,000
		0.31%		07/01/11	6,000,000	6,000,000

						64,000,000

Bankers Acceptance 0.2%
Bank of America, N.A.		0.40%		09/16/11	3,000,000	2,994,400

Certificates of Deposit 26.4%
Abbey National Treasury Services PLC	a	0.45%		07/01/11	6,000,000	6,000,076

Bank of Montreal		0.16%		05/02/11	6,000,000	6,000,000

Bank of Nova Scotia		0.18%		04/29/11	15,000,000	15,000,000
		0.27%		05/10/11	12,000,000	12,000,000
		0.27%		05/11/11	7,000,000	7,000,000
		0.26%		06/06/11	3,000,000	3,000,000
		0.25%		06/28/11	5,000,000	5,000,000

Bank of Tokyo Mitsubishi UFJ Ltd.		0.47%		07/07/11	7,000,000	7,000,000
		0.50%		07/22/11	6,000,000	6,000,000

Barclays Bank PLC		0.72%		05/04/11	2,000,000	2,000,000
		0.60%		06/22/11	11,000,000	11,000,000
		0.58%		06/24/11	3,000,000	3,000,000

 1

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas		0.38%		04/05/11	9,000,000	9,000,000
		0.45%		07/05/11	8,000,000	8,000,000
		0.45%		07/18/11	10,000,000	10,000,000
		0.54%		08/23/11	26,000,000	26,000,000
		0.54%		09/14/11	1,000,000	1,000,000

Citibank, N.A.		0.28%		05/10/11	4,000,000	4,000,000

Commerzbank AG		0.12%		04/07/11	10,000,000	10,000,000
		0.33%		06/09/11	5,000,000	5,000,000

Credit Agricole Corporate & Investment Bank		0.33%		06/21/11	4,000,000	4,000,000

Credit Suisse AG		0.28%		05/31/11	4,000,000	4,000,000

Deutsche Bank AG		0.29%		04/01/11	22,000,000	22,000,000
		0.30%		04/04/11	9,000,000	9,000,000
		0.30%		04/06/11	6,000,000	6,000,000
		0.50%		06/21/11	8,000,000	8,000,000

Landesbank Hessen-Thuringen Girozentrale		0.41%		06/16/11	2,000,000	2,000,000

Lloyds TSB Bank PLC		0.44%		05/03/11	14,000,000	14,000,000

Mitsubishi UFJ Trust & Banking Corp.		0.33%		05/19/11	1,000,000	1,000,000
		0.33%		06/10/11	10,000,000	10,000,000

Mizuho Corporate Bank Ltd.		0.30%		04/14/11	7,000,000	7,000,000
		0.30%		04/25/11	6,000,000	6,000,000
		0.31%		05/03/11	1,000,000	1,000,000

National Australia Bank Ltd.		0.25%		07/07/11	13,000,000	13,000,000

Nordea Bank Finland PLC		0.27%		07/18/11	10,000,000	9,999,999

Royal Bank of Scotland PLC		0.99%		04/20/11	6,000,000	6,000,000
		0.51%		08/18/11	1,000,000	1,000,000
		1.00%		08/24/11	20,000,000	20,000,000

Societe Generale		0.42%		04/01/11	2,000,000	2,000,000
		0.40%		04/08/11	5,000,000	5,000,000
		0.40%		04/18/11	9,000,000	9,000,000

Sumitomo Mitsui Banking Corp.		0.30%		04/06/11	8,000,000	8,000,000
		0.30%		04/25/11	2,000,000	2,000,000
		0.30%		05/03/11	1,000,000	1,000,000
		0.30%		06/01/11	1,000,000	1,000,000

Sumitomo Trust & Banking Co.		0.40%		05/17/11	9,000,000	9,000,000
		0.42%		08/25/11	2,000,000	2,000,041

Svenska Handelsbanken AB		0.27%		05/25/11	8,000,000	8,000,000
		0.27%		06/29/11	4,000,000	4,000,049

Toronto Dominion Bank		0.22%		04/12/11	2,000,000	2,000,000

UBS AG		0.59%		05/31/11	12,000,000	12,000,000
		0.39%		09/12/11	1,000,000	1,000,000
		0.39%		09/14/11	7,000,000	7,000,000

						373,000,165

Commercial Paper & Other Corporate Obligations 27.1%
Alpine Securitization Corp.	a,b,c	0.24%		06/07/11	12,000,000	11,994,640

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 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Argento Variable Funding Co., L.L.C.	a,b,c	0.32%		05/03/11	7,000,000	6,998,009
	a,b,c	0.46%		08/15/11	1,000,000	998,262

Atlantic Asset Securitization,LLC.	a,b,c	0.24%		04/08/11	1,000,000	999,953
	a,b,c	0.24%		04/11/11	1,260,000	1,259,916
	a,b,c	0.23%		04/18/11	1,000,000	999,891

Atlantis One Funding Corp.	a,b,c	0.28%		05/11/11	17,000,000	16,994,711
	a,b,c	0.37%		06/09/11	9,000,000	8,993,618
	a,b,c	0.37%		06/14/11	2,000,000	1,998,479
	a,b,c	0.37%		09/29/11	1,000,000	998,140

Bank of America Corp.		0.30%		04/15/11	14,000,000	13,998,367

Barton Capital, L.L.C.	a,b,c	0.27%		04/11/11	3,000,000	2,999,775

CAFCO, L.L.C.	a,b,c	0.41%		07/15/11	5,000,000	4,994,021
	a,b,c	0.41%		07/20/11	5,000,000	4,993,736
	a,b,c	0.41%		08/04/11	3,000,000	2,995,729

Cancara Asset Securitization, L.L.C.	a,b,c	0.45%		07/13/11	6,000,000	5,992,275
	a,b,c	0.45%		07/15/11	4,000,000	3,994,750
	a,b,c	0.45%		07/26/11	1,000,000	998,550

Chariot Funding, L.L.C.	a,b,c	0.12%		04/01/11	13,000,000	13,000,000
	a,b,c	0.21%		04/12/11	5,500,000	5,499,647

Ciesco, L.L.C.	a,b,c	0.41%		07/11/11	3,000,000	2,996,549
	a,b,c	0.41%		07/20/11	3,000,000	2,996,242
	a,b,c	0.41%		08/29/11	1,000,000	998,292

Citigroup Funding, Inc.	a	0.30%		05/16/11	1,000,000	999,625
	a	0.40%		08/04/11	4,000,000	3,994,444
	a	0.39%		09/08/11	2,000,000	1,996,533

Commonwealth Bank of Australia	c	0.26%		05/16/11	8,000,000	7,997,400
	c	0.26%		05/23/11	9,000,000	8,996,685
	c	0.26%		06/09/11	10,000,000	9,995,017

CRC Funding, L.L.C.	a,b,c	0.41%		07/14/11	3,000,000	2,996,447
	a,b,c	0.41%		08/05/11	10,000,000	9,985,650
	a,b,c	0.41%		08/15/11	3,000,000	2,995,353

Danske Corp.	a,c	0.32%		05/05/11	3,000,000	2,999,093
	a,c	0.32%		06/09/11	2,000,000	1,998,773

DnB NOR Bank ASA		0.27%		06/01/11	6,000,000	5,997,255
		0.34%		08/26/11	11,000,000	10,984,728

General Electric Capital Corp.		0.39%		06/15/11	16,000,000	15,987,000
		0.39%		06/23/11	12,000,000	11,989,210
		0.39%		06/27/11	8,000,000	7,992,460

Grampian Funding, L.L.C.	a,b,c	0.47%		05/17/11	5,000,000	4,996,997
	a,b,c	0.47%		07/05/11	3,000,000	2,996,279
	a,b,c	0.46%		08/15/11	5,000,000	4,991,311

Manhattan Asset Funding Capital Co., L.L.C.	a,b,c	0.25%		04/06/11	1,000,000	999,965
	a,b,c	0.28%		04/25/11	3,000,000	2,999,440

Market Street Funding Corp.	a,b,c	0.28%		06/20/11	2,000,000	1,998,756
	a,b,c	0.27%		07/06/11	4,000,000	3,997,120

Nationwide Building Society		0.45%		05/04/11	2,000,000	1,999,175

 3

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.48%		09/08/11	4,000,000	3,991,467
		0.49%		09/19/11	1,000,000	997,673

Nieuw Amsterdam Receivables Corp.	a,b,c	0.30%		04/08/11	4,000,000	3,999,767
	a,b,c	0.30%		04/27/11	6,000,000	5,998,700

Nordea North America, Inc.	a	0.21%		05/24/11	11,000,000	10,996,599
	a	0.26%		06/13/11	6,000,000	5,996,898

NRW Bank		0.30%		04/27/11	10,000,000	9,997,833
		0.29%		05/02/11	1,000,000	999,750

Sanofi-Aventis	c	0.34%		09/19/11	2,000,000	1,996,770
	c	0.33%		09/20/11	2,000,000	1,996,847

Santander Central Hispano Finance (Delaware), Inc.	a	0.65%		05/16/11	1,000,000	999,188

Skandinaviska Enskilda Banken AB		0.36%		04/06/11	3,391,000	3,390,830
		0.36%		04/14/11	538,000	537,930
		0.38%		07/05/11	1,000,000	998,997

Societe Generale North America, Inc.	a	0.14%		04/01/11	7,000,000	7,000,000
	a	0.54%		09/08/11	6,000,000	5,985,600

Solitaire Funding, L.L.C.	a,b,c	0.31%		04/19/11	4,000,000	3,999,380
	a,b,c	0.31%		04/28/11	10,000,000	9,997,675
	a,b,c	0.30%		06/17/11	3,000,000	2,998,075
	a,b,c	0.43%		07/14/11	1,000,000	998,758

Starbird Funding Corp.	a,b,c	0.24%		04/11/11	5,000,000	4,999,667

Sumitomo Mitsui Banking Corp.	c	0.30%		04/20/11	3,000,000	2,999,525

Svenska Handelsbanken, Inc.	a	0.27%		05/18/11	7,000,000	6,997,533

Thames Asset Global Securitization No. 1, Inc.	a,b,c	0.23%		04/13/11	4,000,000	3,999,693
	a,b,c	0.29%		06/01/11	3,000,000	2,998,526

Ticonderoga Funding, L.L.C.	a,b,c	0.30%		04/26/11	2,000,000	1,999,583

Variable Funding Capital Corp.	a,b,c	0.27%		04/25/11	14,000,000	13,997,480

Windmill Funding Corp.	a,b,c	0.29%		04/27/11	4,000,000	3,999,162
	a,b,c	0.28%		05/16/11	5,000,000	4,998,250

						382,446,424

Promissory Note 0.4%
The Goldman Sachs Group, Inc.	c,d	1.02%		08/02/11	5,000,000	5,000,000

Time Deposits 6.9%
Australia & New Zealand Banking Group Ltd.		0.18%		04/07/11	14,000,000	14,000,000

Bank of Montreal		0.12%		04/01/11	15,000,000	15,000,000

Citibank, N.A.		0.14%		04/01/11	28,000,000	28,000,000

Royal Bank of Canada		0.13%		04/01/11	40,000,000	40,000,000

						97,000,000

Total Fixed-Rate Obligations
(Cost $924,440,989)						924,440,989

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 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 12.1% of net assets

Banco Bilbao Vizcaya Argentaria S.A.		0.65%		04/07/11	9,000,000	9,000,000

Barclays Bank PLC		0.76%	04/15/11	10/17/11	6,000,000	6,000,000

BNP Paribas		0.46%	04/15/11	06/15/11	13,000,000	13,000,000

Canadian Imperial Bank of Commerce		0.30%	04/28/11	12/28/11	15,000,000	15,000,000
		0.29%	05/03/11	01/03/12	5,000,000	5,000,000

Credit Suisse		0.33%	04/04/11	12/01/11	8,000,000	8,000,000

Dexia Credit Local		0.65%		04/07/11	9,000,000	9,000,000

Eagle County, CO
Housing Facilities Revenue Bonds (BC Housing) Series 1997B	a	0.27%		04/07/11	1,500,000	1,500,000

JPMorgan Chase Bank, N.A.		0.29%	04/21/11	04/20/12	38,000,000	38,000,000

Labcon, N.A.
Bonds Series 2010	a	0.36%		04/07/11	2,455,000	2,455,000

Rabobank Nederland		0.34%	04/07/11	10/07/11	10,000,000	10,000,000
		0.33%	04/26/11	03/26/12	7,000,000	7,000,000

Societe Generale		0.47%	04/20/11	06/20/11	3,000,000	3,000,000

Texas
General Obligation Bonds (Veterans Housing Assistance) Series 1994A2	a	0.31%		04/07/11	1,000,000	1,000,000
General Obligation Refunding Bonds (Veterans Land) Series 2006A	a	0.31%		04/07/11	1,970,000	1,970,000

Toronto Dominion Bank		0.32%	04/28/11	10/28/11	3,000,000	3,000,000

Westpac Banking Corp.		0.31%	04/01/11	06/01/11	10,000,000	10,000,000
	c	0.34%	04/18/11	09/16/11	14,000,000	14,000,000
		0.33%	05/02/11	05/01/12	13,000,000	13,000,000

Total Variable-Rate Obligations
(Cost $169,925,000)						169,925,000

U.S. Government Agency Securities 16.1% of net assets

Fixed-Rate Discount Notes 7.3%
Fannie Mae		0.13%		04/15/11	30,000,000	29,998,483
		0.10%		05/09/11	5,000,000	4,999,472
		0.11%		05/09/11	10,000,000	9,998,892
		0.09%		05/23/11	9,000,000	8,998,830

Federal Home Loan Bank		0.12%		04/01/11	9,000,000	9,000,000
		0.09%		04/06/11	8,000,000	7,999,900
		0.14%		04/27/11	7,094,000	7,093,283
		0.11%		05/13/11	7,000,000	6,999,102
		0.11%		05/23/11	11,000,000	10,998,252

Freddie Mac		0.11%		04/05/11	7,000,000	6,999,914

						103,086,128

Other Government Related 7.0%
Straight A Funding, L.L.C.	a,b,c,f	0.25%		04/04/11	25,000,000	24,999,479

 5

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c,f	0.25%		04/07/11	24,000,000	23,999,000
	a,b,c,f	0.25%		04/08/11	21,000,000	20,998,979
	a,b,c,f	0.25%		04/12/11	9,641,000	9,640,264
	a,b,c,f	0.25%		04/13/11	8,000,000	7,999,333
	a,b,c,f	0.25%		05/02/11	10,510,000	10,507,738
	a,b,c,f	0.25%		06/01/11	1,000,000	999,576

						99,144,369

Variable-Rate Obligation 1.8%
Freddie Mac		0.15%	04/11/11	02/10/12	25,000,000	25,000,000

Total U.S. Government Agency Securities
(Cost $227,230,497)						227,230,497

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 6.4% of net assets

Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $10,200,039, issued 03/31/11, due 04/01/11.		0.12%		04/01/11	10,000,033	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $20,400,046, issued 03/31/11, due 04/07/11.		0.06%		04/07/11	20,000,233	20,000,000

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $5,073,325, issued 03/31/11, due 04/01/11.		0.13%		04/01/11	4,969,916	4,969,898

Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $31,200,001, issued 03/31/11, due 04/01/11.		0.20%		04/01/11	30,000,167	30,000,000

Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $7,350,001, issued 03/29/11, due 04/05/11.		0.16%		04/05/11	7,000,218	7,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $8,400,000, issued 03/31/11, due 04/07/11.		0.18%		04/07/11	8,000,280	8,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $1,050,006, issued 02/17/11, due 06/02/11.	d	0.62%		06/02/11	1,001,808	1,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $9,450,020, issued 02/18/11, due 06/03/11.	d	0.62%		06/03/11	9,016,275	9,000,000

Total Repurchase Agreements
(Cost $89,969,898)						89,969,898

6

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Investment 0.0% of net assets

Whistlejacket Capital, L.L.C.	c,d,e	n/a	n/a	n/a	198,914	198,914

Total Other Investments
(Cost $198,914)						198,914

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $1,411,765,298.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $365,960,612 or 25.9% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $15,198,914 or 1.1% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 7

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47700MAR11

8

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

66.4%	Fixed-Rate Obligations	21,503,995,937	21,503,995,937
12.7%	Variable-Rate Obligations	4,110,127,445	4,110,127,445
11.4%	U.S. Government Agency Securities	3,674,654,350	3,674,654,350
9.5%	Repurchase Agreements	3,061,543,352	3,061,543,352
0.0%	Other Investment	3,957,867	3,957,867

100.0%	Total Investments	32,354,278,951	32,354,278,951
0.0%	Other Assets and Liabilities, Net		13,403,804

100.0%	Net Assets		32,367,682,755

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 66.4% of net assets

Bank Notes 4.1%
Bank of America, N.A.		0.33%		05/04/11	125,000,000	125,000,000
		0.33%		05/06/11	175,000,000	175,000,000
		0.30%		05/10/11	225,000,000	225,000,000
		0.33%		06/14/11	137,000,000	137,000,000
		0.32%		06/20/11	75,000,000	75,000,000
		0.31%		07/01/11	32,000,000	32,000,000
		0.31%		07/11/11	250,000,000	250,000,000
		0.40%		07/29/11	300,000,000	300,000,000

						1,319,000,000

Bankers Acceptance 0.2%
Bank of America, N.A.		0.41%		09/02/11	20,000,000	19,964,922
		0.41%		09/16/11	35,000,000	34,933,034

						54,897,956

Certificates of Deposit 28.0%
Abbey National Treasury Services PLC	a	0.68%		05/02/11	4,000,000	4,000,017
	a	0.45%		07/01/11	157,000,000	157,001,982

Banco Santander S.A.		0.54%		05/03/11	98,000,000	98,000,000

Bank of Montreal		0.11%		04/07/11	130,000,000	130,000,000
		0.22%		04/07/11	121,000,000	121,000,000
		0.16%		05/02/11	123,000,000	123,000,000
		0.37%		06/07/11	31,975,000	31,984,645

Bank of Nova Scotia		0.28%		04/05/11	34,000,000	34,000,000
		0.28%		04/06/11	94,000,000	94,000,000

 1

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.18%		04/29/11	100,000,000	100,000,000
		0.27%		05/10/11	213,000,000	213,000,000
		0.27%		05/11/11	48,000,000	48,000,000
		0.26%		06/06/11	191,000,000	191,000,000
		0.26%		06/16/11	5,000,000	5,000,000
		0.25%		06/28/11	63,000,000	63,000,000

Bank of Tokyo Mitsubishi UFJ Ltd.		0.50%		07/22/11	40,000,000	40,000,000
		0.40%		07/26/11	6,000,000	6,000,000
		0.52%		07/27/11	337,000,000	337,000,000

Barclays Bank PLC		0.72%		05/04/11	200,000,000	200,000,000
		0.69%		05/27/11	96,000,000	96,000,000
		0.58%		06/24/11	5,000,000	5,000,000
		0.58%		07/05/11	84,000,000	84,000,000
		0.58%		07/27/11	37,000,000	37,000,000

BNP Paribas		0.38%		04/05/11	202,000,000	202,000,000
		0.68%		05/09/11	362,000,000	362,000,000
		0.52%		05/31/11	27,000,000	27,000,000
		0.50%		06/17/11	103,000,000	103,000,000
		0.45%		07/05/11	45,000,000	45,000,000
		0.48%		07/05/11	29,000,000	29,000,000
		0.45%		07/13/11	328,000,000	328,000,000
		0.45%		07/18/11	3,000,000	3,000,000
		0.48%		08/08/11	11,000,000	11,000,000
		0.54%		08/23/11	91,000,000	91,000,000
		0.54%		08/25/11	2,000,000	2,000,000
		0.54%		09/07/11	16,000,000	16,000,000
		0.54%		09/14/11	139,000,000	139,000,000
		0.52%		09/23/11	17,000,000	17,000,000

Canadian Imperial Bank of Commerce		0.22%		04/06/11	118,000,000	118,000,000

Citibank, N.A.		0.28%		05/10/11	58,000,000	58,000,000

Commerzbank AG		0.15%		04/01/11	230,000,000	230,000,000
		0.33%		06/08/11	120,000,000	120,000,000
		0.33%		06/09/11	7,000,000	7,000,000

Commonwealth Bank of Australia		0.29%		05/06/11	8,000,000	8,000,000

Credit Agricole Corporate & Investment Bank		0.25%		04/21/11	100,000,000	100,000,000
		0.33%		06/21/11	4,000,000	4,000,000
		0.34%		07/11/11	24,000,000	24,000,000

Credit Suisse AG		0.28%		05/31/11	224,000,000	224,000,000
		0.26%		07/01/11	49,000,000	49,000,000

Deutsche Bank AG		0.29%		04/01/11	11,000,000	11,000,000
		0.30%		04/04/11	211,000,000	211,000,000
		0.30%		04/06/11	37,000,000	37,000,000
		0.30%		05/02/11	211,000,000	211,000,000
		0.50%		06/21/11	94,000,000	94,000,000
		0.39%		09/26/11	311,000,000	311,000,000

DnB NOR Bank ASA		0.28%		06/15/11	49,200,000	49,201,022

Landesbank Hessen-Thuringen Girozentrale		0.41%		06/17/11	28,000,000	28,000,000
		0.41%		06/20/11	44,000,000	44,000,000

Lloyds TSB Bank PLC		0.45%		04/12/11	45,000,000	45,000,000
		0.44%		05/03/11	102,000,000	102,000,000

2

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Mitsubishi UFJ Trust & Banking Corp.		0.32%		04/12/11	78,000,000	78,000,000
		0.33%		04/28/11	29,000,000	29,000,000
		0.33%		05/19/11	62,000,000	62,000,000
		0.33%		06/10/11	5,000,000	5,000,000

Mizuho Corporate Bank Ltd.		0.29%		04/11/11	77,000,000	77,000,000
		0.30%		04/14/11	116,000,000	116,000,000
		0.30%		04/19/11	62,000,000	62,000,000
		0.30%		04/25/11	63,000,000	63,000,000
		0.31%		05/03/11	3,000,000	3,000,000

National Australia Bank Ltd.		0.25%		07/07/11	125,000,000	125,000,000

Nordea Bank Finland PLC		0.29%		04/04/11	260,000,000	260,000,000

Rabobank Nederland		0.38%		07/06/11	29,000,000	29,000,000

Royal Bank of Scotland PLC		0.84%		05/20/11	158,000,000	158,000,000
		0.64%		07/19/11	75,000,000	75,000,000
		0.64%		07/27/11	2,000,000	2,000,000
		0.51%		08/16/11	68,000,000	68,000,000
		0.51%		08/18/11	166,000,000	166,000,000
		1.00%		08/24/11	125,000,000	125,000,000

Societe Generale		0.42%		04/01/11	200,000,000	200,000,000
		0.40%		04/08/11	47,000,000	47,000,000

Sumitomo Mitsui Banking Corp.		0.30%		04/06/11	13,000,000	13,000,000
		0.30%		04/08/11	147,000,000	147,000,000
		0.30%		04/14/11	6,000,000	6,000,000
		0.30%		04/19/11	97,000,000	97,000,000
		0.30%		04/25/11	135,000,000	135,000,000
		0.30%		05/03/11	37,000,000	37,000,000
		0.30%		05/09/11	7,000,000	7,000,000
		0.30%		06/01/11	8,000,000	8,000,000

Sumitomo Trust & Banking Co.		0.40%		05/17/11	58,000,000	58,000,000
		0.55%		05/24/11	58,000,000	58,000,425
		0.41%		07/14/11	78,000,000	78,001,124
		0.40%		07/25/11	26,000,000	26,000,000
		0.42%		08/25/11	60,000,000	60,001,214

Svenska Handelsbanken AB		0.28%		06/07/11	38,000,000	38,000,353

Toronto Dominion Bank		0.22%		04/11/11	115,000,000	115,000,000
		0.22%		04/12/11	146,000,000	146,000,000

UBS AG		0.35%		04/18/11	83,000,000	83,000,000
		0.59%		05/31/11	135,000,000	135,000,000
		0.60%		06/13/11	196,000,000	196,000,000
		0.40%		08/31/11	61,000,000	61,000,000

Union Bank, N.A.		0.29%		05/04/11	39,000,000	39,000,000
		0.30%		05/09/11	87,000,000	87,000,000

						9,058,190,782

Commercial Paper & Other Corporate Obligations 28.8%
Alpine Securitization Corp.	a,b,c	0.23%		04/11/11	7,000,000	6,999,553
	a,b,c	0.23%		04/19/11	17,000,000	16,998,045
	a,b,c	0.22%		05/02/11	13,000,000	12,997,537
	a,b,c	0.24%		06/07/11	69,000,000	68,969,180

Amsterdam Funding Corp.	a,b,c	0.30%		04/05/11	30,000,000	29,999,000

 3

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.29%		04/07/11	24,000,000	23,998,840
	a,b,c	0.30%		04/07/11	30,000,000	29,998,500
	a,b,c	0.29%		04/18/11	54,367,000	54,359,555
	a,b,c	0.29%		05/05/11	73,014,000	72,994,002
	a,b,c	0.29%		05/16/11	10,000,000	9,996,375
	a,b,c	0.29%		06/03/11	23,000,000	22,988,327
	a,b,c	0.28%		06/06/11	8,000,000	7,995,893

Argento Variable Funding Co., L.L.C.	a,b,c	0.30%		06/22/11	51,000,000	50,965,150
	a,b,c	0.46%		08/23/11	116,000,000	115,786,560
	a,b,c	0.46%		09/02/11	30,000,000	29,940,967

Atlantis One Funding Corp.	a,b,c	0.22%		04/14/11	51,000,000	50,995,948
	a,b,c	0.28%		05/11/11	55,000,000	54,982,889
	a,b,c	0.27%		05/26/11	107,000,000	106,955,862
	a,b,c	0.28%		06/08/11	40,000,000	39,978,844
	a,b,c	0.37%		06/09/11	50,000,000	49,964,542
	a,b,c	0.39%		08/10/11	20,000,000	19,971,617

Bank of America Corp.		0.31%		04/21/11	310,000,000	309,946,611
		0.29%		05/20/11	9,000,000	8,996,448

Barton Capital, L.L.C.	a,b,c	0.27%		04/11/11	30,783,000	30,780,691

BNZ International Funding Ltd.	a	0.31%		04/19/11	23,000,000	22,996,435

CAFCO, L.L.C.	a,b,c	0.41%		07/14/11	103,000,000	102,878,002
	a,b,c	0.41%		07/27/11	1,000,000	998,668
	a,b,c	0.41%		08/04/11	93,000,000	92,867,604
	a,b,c	0.41%		08/05/11	13,000,000	12,981,345
	a,b,c	0.41%		08/11/11	17,000,000	16,974,443

Cancara Asset Securitization, L.L.C.	a,b,c	0.30%		04/05/11	14,000,000	13,999,533
	a,b,c	0.25%		04/11/11	26,000,000	25,998,194
	a,b,c	0.30%		06/13/11	39,000,000	38,976,275
	a,b,c	0.30%		06/14/11	45,000,000	44,972,250
	a,b,c	0.45%		07/25/11	29,000,000	28,958,312
	a,b,c	0.45%		07/26/11	20,000,000	19,971,000
	a,b,c	0.45%		08/04/11	62,000,000	61,903,125
	a,b,c	0.44%		08/11/11	11,096,000	11,078,098
	a,b,c	0.46%		08/23/11	37,000,000	36,931,920

Chariot Funding, L.L.C.	a,b,c	0.12%		04/01/11	50,000,000	50,000,000
	a,b,c	0.22%		04/06/11	21,000,000	20,999,358
	a,b,c	0.21%		04/11/11	14,000,000	13,999,183
	a,b,c	0.21%		04/12/11	141,923,000	141,913,893
	a,b,c	0.21%		04/13/11	76,000,000	75,994,680
	a,b,c	0.21%		04/15/11	20,000,000	19,998,367
	a,b,c	0.25%		05/12/11	18,000,000	17,994,875
	a,b,c	0.26%		05/26/11	33,000,000	32,986,892

Ciesco, L.L.C.	a,b,c	0.39%		04/04/11	50,000,000	49,998,375
	a,b,c	0.41%		07/12/11	42,000,000	41,951,210
	a,b,c	0.41%		07/18/11	92,000,000	91,886,840
	a,b,c	0.38%		08/05/11	8,000,000	7,989,360
	a,b,c	0.41%		08/09/11	77,000,000	76,885,997
	a,b,c	0.40%		08/22/11	17,000,000	16,972,989

Citigroup Funding, Inc.	a	0.40%		07/15/11	76,000,000	75,911,333
	a	0.40%		08/23/11	77,000,000	76,876,800
	a	0.39%		09/08/11	221,000,000	220,616,933
	a	0.38%		09/15/11	5,000,000	4,991,186

Commonwealth Bank of Australia	c	0.27%		04/05/11	4,000,000	3,999,880

4

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	c	0.26%		05/09/11	47,250,000	47,237,032
	c	0.26%		05/10/11	35,000,000	34,990,142
	c	0.26%		05/16/11	92,000,000	91,970,100
	c	0.25%		06/08/11	67,400,000	67,368,172
	c	0.26%		06/08/11	221,000,000	220,893,552
	c	0.26%		06/09/11	36,000,000	35,982,060
	c	0.25%		06/10/11	44,000,000	43,978,611
	c	0.26%		06/15/11	55,000,000	54,970,208
	c	0.27%		07/11/11	46,000,000	45,965,155

CRC Funding, L.L.C.	a,b,c	0.41%		07/13/11	147,000,000	146,827,561
	a,b,c	0.41%		07/15/11	8,000,000	7,990,433
	a,b,c	0.41%		08/03/11	9,000,000	8,987,290
	a,b,c	0.41%		08/04/11	20,000,000	19,971,528
	a,b,c	0.41%		08/10/11	100,000,000	99,850,806
	a,b,c	0.41%		08/15/11	14,000,000	13,978,316

Danske Corp.	a,c	0.31%		05/09/11	128,000,000	127,958,116

DnB NOR Bank ASA		0.34%		08/26/11	121,000,000	120,832,012

Falcon Asset Securitization Corp.	a,b,c	0.21%		04/11/11	34,000,000	33,998,017
	a,b,c	0.26%		05/24/11	36,500,000	36,486,029

Gemini Securitization Corp., L.L.C.	a,b,c	0.30%		04/27/11	6,044,000	6,042,690
	a,b,c	0.30%		04/28/11	155,000,000	154,965,125

General Electric Capital Corp.		0.20%		05/31/11	359,000,000	358,880,333
		0.20%		06/01/11	100,000,000	99,966,111
		0.39%		06/15/11	207,000,000	206,831,812
		0.39%		06/27/11	90,000,000	89,915,175
		0.32%		09/09/11	135,000,000	134,806,800

General Electric Co.		0.22%		04/01/11	102,000,000	102,000,000

Grampian Funding, L.L.C.	a,b,c	0.48%		04/12/11	155,000,000	154,977,267
	a,b,c	0.31%		06/17/11	79,000,000	78,947,619
	a,b,c	0.47%		07/05/11	152,000,000	151,811,478
	a,b,c	0.46%		08/15/11	13,000,000	12,977,409

JPMorgan Chase & Co.		0.22%		04/05/11	352,000,000	351,991,396

Manhattan Asset Funding Capital Co., L.L.C.	a,b,c	0.26%		04/01/11	13,000,000	13,000,000
	a,b,c	0.28%		04/25/11	24,000,000	23,995,520

Market Street Funding Corp.	a,b,c	0.29%		04/11/11	38,000,000	37,996,939
	a,b,c	0.27%		05/23/11	15,029,000	15,023,139
	a,b,c	0.27%		06/01/11	30,028,000	30,014,262
	a,b,c	0.28%		06/20/11	33,115,000	33,094,395
	a,b,c	0.28%		06/22/11	25,000,000	24,984,056
	a,b,c	0.27%		07/06/11	9,017,000	9,010,508

Nationwide Building Society		0.45%		05/04/11	32,000,000	31,986,800
		0.35%		06/08/11	32,700,000	32,678,382
		0.48%		09/08/11	35,000,000	34,925,333
		0.48%		09/14/11	61,000,000	60,864,987

Nieuw Amsterdam Receivables Corp.	a,b,c	0.30%		04/06/11	86,000,000	85,996,417
	a,b,c	0.30%		04/08/11	40,000,000	39,997,667
	a,b,c	0.29%		04/26/11	19,000,000	18,996,174
	a,b,c	0.30%		04/27/11	64,000,000	63,986,133
	a,b,c	0.28%		05/05/11	17,000,000	16,995,504

Nordea North America, Inc.	a	0.29%		04/04/11	181,000,000	180,995,626

 5

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a	0.30%		04/15/11	168,000,000	167,980,400

NRW Bank		0.30%		04/07/11	141,000,000	140,992,950
		0.30%		04/26/11	14,000,000	13,997,083
		0.29%		05/10/11	100,000,000	99,968,583

Sanofi-Aventis	c	0.31%		08/16/11	50,000,000	49,941,014
	c	0.34%		09/12/11	70,000,000	69,891,578
	c	0.33%		09/14/11	8,000,000	7,987,827
	c	0.34%		09/19/11	50,000,000	49,919,250
	c	0.33%		09/20/11	62,000,000	61,902,247

Santander Central Hispano Finance (Delaware), Inc.	a	0.65%		05/16/11	61,000,000	60,950,437

Sheffield Receivables Corp.	a,b,c	0.18%		04/01/11	21,250,000	21,250,000
	a,b,c	0.29%		04/08/11	35,000,000	34,998,026
	a,b,c	0.29%		04/11/11	23,000,000	22,998,147
	a,b,c	0.29%		04/14/11	35,000,000	34,996,335
	a,b,c	0.29%		04/15/11	34,000,000	33,996,166
	a,b,c	0.25%		05/06/11	56,750,000	56,736,207

Skandinaviska Enskilda Banken AB		0.34%		04/07/11	60,000,000	59,996,650
		0.35%		05/05/11	62,000,000	61,979,798

Societe Generale North America, Inc.	a	0.14%		04/01/11	108,000,000	108,000,000
	a	0.15%		04/01/11	296,000,000	296,000,000
	a	0.40%		04/06/11	42,000,000	41,997,667

Solitaire Funding, L.L.C.	a,b,c	0.30%		04/13/11	126,000,000	125,987,400
	a,b,c	0.30%		04/27/11	79,000,000	78,982,883
	a,b,c	0.31%		04/28/11	69,000,000	68,983,957
	a,b,c	0.32%		05/03/11	28,000,000	27,992,036
	a,b,c	0.30%		05/11/11	40,000,000	39,986,667
	a,b,c	0.30%		06/01/11	6,000,000	5,996,950
	a,b,c	0.43%		07/14/11	71,000,000	70,911,802

Svenska Handelsbanken, Inc.	a	0.29%		04/08/11	174,000,000	173,990,188

Thames Asset Global Securitization No. 1, Inc.	a,b,c	0.23%		04/13/11	47,000,000	46,996,397
	a,b,c	0.29%		04/20/11	90,000,000	89,986,225
	a,b,c	0.29%		04/28/11	26,000,000	25,994,345
	a,b,c	0.29%		06/01/11	45,000,000	44,977,887
	a,b,c	0.28%		06/14/11	4,000,000	3,997,698

Thunder Bay Funding, L.L.C.	a,b,c	0.27%		04/11/11	24,762,000	24,760,143
	a,b,c	0.28%		04/15/11	27,067,000	27,064,053

Westpac Securities NZ Ltd.	a,c	0.30%		05/25/11	50,000,000	49,977,500

Windmill Funding Corp.	a,b,c	0.29%		04/07/11	35,000,000	34,998,308
	a,b,c	0.29%		05/05/11	75,000,000	74,979,458
	a,b,c	0.29%		05/09/11	40,000,000	39,987,756
	a,b,c	0.28%		05/16/11	16,000,000	15,994,400
	a,b,c	0.29%		05/16/11	15,000,000	14,994,563
	a,b,c	0.29%		06/03/11	36,000,000	35,981,730

						9,340,907,199

Promissory Note 0.4%
The Goldman Sachs Group, Inc.	c,d	1.02%		08/02/11	125,000,000	125,000,000

Time Deposits 4.9%
Australia & New Zealand Banking Group Ltd.		0.19%		04/05/11	298,000,000	298,000,000

6

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.18%		04/07/11	179,000,000	179,000,000

Bank of Montreal		0.12%		04/01/11	100,000,000	100,000,000

Citibank, N.A.		0.17%		04/01/11	170,000,000	170,000,000

DnB NOR Bank ASA		0.11%		04/01/11	217,000,000	217,000,000

Royal Bank of Canada		0.13%		04/01/11	642,000,000	642,000,000

						1,606,000,000

Total Fixed-Rate Obligations
(Cost $21,503,995,937)						21,503,995,937

Variable-Rate Obligations 12.7% of net assets

Banco Bilbao Vizcaya Argentaria S.A.		0.65%		04/07/11	165,000,000	165,000,000
		0.75%		04/07/11	90,000,000	90,000,000

Bank of America, N.A.		0.60%	04/26/11	04/20/12	174,000,000	174,000,000

Barclays Bank PLC		0.76%	04/15/11	10/17/11	23,000,000	23,000,000
		0.65%	04/18/11	02/16/12	18,000,000	18,000,000

BNP Paribas		0.46%	04/15/11	06/15/11	167,000,000	167,000,000

Canadian Imperial Bank of Commerce		0.30%	04/28/11	12/28/11	355,000,000	355,000,000
		0.29%	05/03/11	01/03/12	12,000,000	12,000,000

Citigroup, Inc.		0.40%		05/18/11	109,550,000	109,507,445

Credit Suisse		0.33%	04/04/11	12/01/11	268,000,000	268,000,000

Dexia Credit Local		0.65%		04/07/11	166,000,000	166,000,000

JPMorgan Chase Bank, N.A.		0.29%	04/21/11	04/20/12	250,000,000	250,000,000

Rabobank Nederland		0.35%	04/13/11	09/13/11	116,000,000	116,000,000
		0.34%	04/07/11	10/07/11	71,000,000	71,000,000
		0.34%	04/05/11	12/05/11	150,000,000	150,000,000
		0.34%	04/06/11	01/06/12	120,000,000	120,000,000
		0.33%	04/26/11	03/26/12	263,000,000	263,000,000

Royal Bank of Canada		0.31%	04/05/11	03/05/12	321,000,000	321,000,000

Societe Generale		0.47%	04/20/11	06/20/11	86,000,000	86,000,000

Svenska Handelsbanken AB	c	0.45%	04/04/11	06/02/11	240,000,000	240,000,000

Tenderfoot Seasonal Housing, CO
Housing Facilities Revenue Notes Series 2000B	a	0.26%		04/07/11	3,000,000	3,000,000

Texas
General Obligation Refunding Bonds (Veterans Land) Series 2006A	a	0.31%		04/07/11	24,620,000	24,620,000
General Obligation Bonds (Veterans Housing Assistance) Series 1994A2	a	0.31%		04/07/11	32,000,000	32,000,000

Toronto Dominion Bank		0.32%	04/28/11	10/28/11	90,000,000	90,000,000

UBS AG		0.66%	04/15/11	10/17/11	6,000,000	6,000,000

Westpac Banking Corp.		0.31%	04/01/11	06/01/11	306,000,000	306,000,000

 7

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.34%	04/11/11	01/10/12	215,000,000	215,000,000
	c	0.37%	04/28/11	03/27/12	100,000,000	100,000,000
		0.33%	05/02/11	05/01/12	169,000,000	169,000,000

Total Variable-Rate Obligations
(Cost $4,110,127,445)						4,110,127,445

U.S. Government Agency Securities 11.4% of net assets

Fixed-Rate Discount Notes 8.2%
Fannie Mae		0.12%		04/15/11	145,000,000	144,993,233
		0.13%		04/15/11	251,000,000	250,987,310
		0.14%		04/20/11	70,000,000	69,994,828
		0.10%		05/05/11	199,000,000	198,981,206
		0.10%		05/09/11	62,000,000	61,993,456
		0.11%		05/09/11	104,421,000	104,409,427
		0.11%		05/11/11	75,000,000	74,990,833
		0.10%		05/13/11	72,000,000	71,991,600
		0.09%		05/23/11	122,000,000	121,984,140

Federal Home Loan Bank		0.12%		04/01/11	178,000,000	178,000,000
		0.09%		04/06/11	161,700,000	161,697,979
		0.10%		04/06/11	91,000,000	90,998,782
		0.09%		04/08/11	253,000,000	252,995,818
		0.13%		04/15/11	266,000,000	265,986,739
		0.12%		04/15/11	26,000,000	25,998,787
		0.14%		04/20/11	3,000,000	2,999,778
		0.14%		04/25/11	86,000,000	85,991,973
		0.14%		04/27/11	56,000,000	55,994,359
		0.14%		04/29/11	50,000,000	49,994,439
		0.11%		05/04/11	3,000,000	2,999,697
		0.09%		05/13/11	40,400,000	40,395,758
		0.11%		05/13/11	99,000,000	98,987,552
		0.11%		05/18/11	7,000,000	6,998,995
		0.12%		05/20/11	40,000,000	39,993,739
		0.11%		05/20/11	170,000,000	169,974,547

Freddie Mac		0.11%		05/09/11	13,000,000	12,998,491

						2,643,333,466

Other Government Related 2.3%
Straight A Funding, L.L.C.	a,b,c,f	0.25%		04/06/11	150,000,000	149,994,792
	a,b,c,f	0.25%		04/07/11	117,000,000	116,995,125
	a,b,c,f	0.25%		04/14/11	70,000,000	69,993,681
	a,b,c,f	0.25%		04/18/11	6,000,000	5,999,292
	a,b,c,f	0.25%		04/19/11	11,104,000	11,102,612
	a,b,c,f	0.25%		05/02/11	96,000,000	95,979,333
	a,b,c,f	0.25%		05/11/11	100,000,000	99,972,222
	a,b,c,f	0.25%		05/13/11	186,349,000	186,294,648

						736,331,705

Variable-Rate Obligations 0.9%
Federal Home Loan Bank		0.16%	04/25/11	07/25/11	75,000,000	74,989,179

Freddie Mac		0.15%	04/11/11	02/10/12	220,000,000	220,000,000

						294,989,179

Total U.S. Government Agency Securities
(Cost $3,674,654,350)						3,674,654,350

8

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 9.5% of net assets

Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $112,200,069, issued 03/31/11, due 04/01/11.		0.12%		04/01/11	110,000,367	110,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $378,521,232, issued 03/22/11, due 04/01/11.		0.15%		04/01/11	365,015,208	365,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $237,660,103, issued 03/31/11, due 04/07/11.		0.06%		04/07/11	233,002,718	233,000,000

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $62,774,279, issued 03/31/11, due 04/01/11.		0.13%		04/01/11	61,543,574	61,543,352

Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $270,400,000, issued 03/31/11, due 04/01/11.		0.20%		04/01/11	260,001,444	260,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $12,600,005, issued 03/31/11, due 04/01/11.		0.32%		04/01/11	12,000,107	12,000,000

Federal Reserve Bank of New York
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $10,000,113, issued 03/31/11, due 04/04/11.		0.10%		04/04/11	10,000,111	10,000,000

Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $231,000,000, issued 03/31/11, due 04/01/11.		0.16%		04/01/11	220,000,978	220,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $39,900,000, issued 03/25/11, due 04/01/11.		0.16%		04/01/11	38,001,182	38,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $448,350,001, issued 03/31/11, due 04/07/11.		0.18%		04/07/11	427,014,945	427,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $168,000,009, issued 02/17/2011, due 06/02/11.	d	0.62%		06/02/11	160,289,333	160,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $69,300,013, issued 02/18/2011, due 06/03/11.	d	0.62%		06/03/11	66,119,350	66,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $93,450,004, issued 02/22/2011, due 06/07/11.	d	0.62%		06/07/11	89,160,942	89,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $47,250,002, issued 03/01/2011, due 07/01/11.	d	0.65%		07/01/11	45,099,125	45,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $15,750,025, issued 03/22/11, due 07/19/11.	d	0.63%		07/19/11	15,031,238	15,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $52,500,008, issued 03/01/2011, due 08/01/11.	d	0.71%		08/01/11	50,150,875	50,000,000

 9

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JPMorgan Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $128,750,001, issued 03/31/11, due 04/01/11.		0.15%		04/01/11	125,000,521	125,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $699,978,769, issued 03/31/11, due 04/01/11.		0.15%		04/01/11	675,002,812	675,000,000

Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,000,001, issued 03/31/11, due 04/01/11.		0.17%		04/01/11	100,000,472	100,000,000

Total Repurchase Agreements
(Cost $3,061,543,352)						3,061,543,352

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Investment 0.0% of net assets

Whistlejacket Capital, L.L.C.	c,d,e	n/a	n/a	n/a	3,957,868	3,957,867

Total Other Investments
(Cost $3,957,867)						3,957,867

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $32,354,278,951.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,793,332,502 or 21.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $553,957,867 or 1.7% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

10

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47711MAR11

 11

The Charles Schwab Family of Funds
Schwab Municipal Money Fund®

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

92.0%	Municipal Securities	12,937,207,016	12,937,207,016
7.2%	Other Investments	1,009,800,000	1,009,800,000

99.2%	Total Investments	13,947,007,016	13,947,007,016
0.8%	Other Assets and Liabilities, Net		110,023,577

100.0%	Net Assets		14,057,030,593

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Municipal Securities 92.0% of net assets

Alabama 1.2%
Alabama
GO Bonds Series 2007A	a,b,c,d	0.28%		04/07/11	12,652,000	12,652,000
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E	a,b	0.32%		04/07/11	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F	a,b	0.32%		04/07/11	10,550,000	10,550,000
Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006	a,b	0.26%		04/07/11	21,690,000	21,690,000
Municipal Funding Notes Series 2008A, 2009B&2010A	a,b	0.26%		04/07/11	4,160,000	4,160,000
Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur) Series 2003A	a	0.30%		04/07/11	15,790,000	15,790,000
Hoover
GO Sewer Warrants Series 2007	a,b,c,d	0.24%		04/07/11	11,880,000	11,880,000
Jackson IDB
IDRB (Specialty Minerals) Series 1999	a,b	0.27%		04/07/11	8,200,000	8,200,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2011	a,b	0.31%	04/06/11	04/07/11	10,000,000	10,000,000
RB (Steel Dust Recycling) Series 2007	a,b	0.35%		04/07/11	5,875,000	5,875,000
Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A	a	0.26%		04/07/11	12,100,000	12,100,000
Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006	a,b,c,d	0.24%		04/07/11	10,665,000	10,665,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2000	a	0.37%		04/07/11	15,000,000	15,000,000
Tuscaloosa Cnty IDA
RB (Hunt Refining) Series 2008C	a,b	0.31%		04/07/11	10,000,000	10,000,000
RB (Hunt Refining) Series 2010A	a,b	0.31%		04/07/11	10,000,000	10,000,000

						169,562,000

Alaska 0.5%
Alaska Housing Finance Corp
Collateralized Bonds First Series 2006A2	a,c,d	0.39%		04/07/11	5,480,000	5,480,000
General Mortgage RB Series 2002A	a,c,d	0.25%		04/07/11	5,000,000	5,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
General Purpose Housing Bonds Series 2005A	a,c,d	0.25%		04/07/11	8,430,000	8,430,000
State Capital Bonds Series 2006A	b,c,d	0.40%		07/14/11	27,385,000	27,385,000
	c,d	0.43%		11/03/11	10,400,000	10,400,000
Anchorage
GO School Refunding Bonds Series 2001B		5.50%		07/01/11	8,885,000	8,999,404

						65,694,404

Arizona 1.7%
Arizona Board of Regents
RB (Arizona State Univ) Series 2007A	b,c,d	0.40%		07/20/11	10,260,000	10,260,000
Chandler IDA
RB (Intel Corp) Series 2007	a,b,c,d	0.27%		04/07/11	117,995,000	117,995,000
Maricopa Cnty IDA
M/F Mortgage Refunding RB (San Fernando Apts) Series 2004	a,b	0.26%		04/07/11	7,750,000	7,750,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005	a,b	0.45%		04/07/11	6,750,000	6,750,000
Phoenix Civic Improvement Corp
Wastewater System Revenue BAN Series 2009	b	0.35%		06/06/11	25,000,000	25,000,000
	b	0.36%		07/08/11	15,000,000	15,000,000
Pima Cnty
GO Bonds Series 2007	c,d	0.43%		11/03/11	11,035,000	11,035,000
Pima Cnty IDA
Pollution Control RB (Tucson Electric) Series 2009A	b,c,d	0.40%		09/29/11	9,995,000	9,995,000
Tempe IDA
Sr Living RB (Friendship Village of Tempe) Series 2002C	a,b	0.33%		04/07/11	27,700,000	27,700,000
Yavapai Cnty IDA
Hospital RB (Northern Arizona Healthcare System) Series 2008B	a,b	0.65%		04/07/11	7,035,000	7,035,000

						238,520,000

Arkansas 0.1%
Univ of Arkansas
Various Facilities RB (UAMS Campus) Series 2006	b,c,d	0.40%		09/08/11	14,355,000	14,355,000

California 8.1%
ABAG Finance Auth
RB (899 Charleston) Series 2007	a,b	0.26%		04/01/11	1,210,000	1,210,000
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A	a,b	0.35%		04/07/11	3,315,000	3,315,000
RB (Heat & Control) Series 1995A	a,b	0.32%		04/07/11	3,800,000	3,800,000
California
GO CP Notes	b	0.33%		04/04/11	20,490,000	20,490,000
	b	0.33%		04/07/11	44,375,000	44,375,000
	b	0.33%		04/08/11	29,905,000	29,905,000
	b	0.33%		04/12/11	25,000,000	25,000,000
	b	0.33%		04/13/11	61,815,000	61,815,000
GO Refunding Bonds	b,c,d	0.43%		08/04/11	50,000	50,000
California Educational Facilities Auth
RB (Univ of Southern California) Series 2009B	a,c,d	0.25%		04/07/11	510,000	510,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.39%		10/06/11	3,000,000	3,000,000
		0.39%		11/08/11	29,000,000	29,000,000
California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A	a,b	0.32%		04/07/11	3,075,000	3,075,000
California Pollution Control Financing Auth
Solid Waste Disposal RB (Athens Services) Series 2010	a,b	0.25%		04/07/11	10,000,000	10,000,000
Solid Waste Disposal RB (Blue Line Transfer) Series 1999A	a,b	0.39%		04/07/11	5,400,000	5,400,000
Solid Waste Disposal RB (Blue Line Transfer) Series 2001A	a,b	0.39%		04/07/11	2,185,000	2,185,000
Solid Waste Disposal RB (EDCO Disposal) Series 1996A	a,b	0.27%		04/07/11	6,600,000	6,600,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A	a,b	0.27%		04/07/11	7,000,000	7,000,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B	a,b	0.35%		04/07/11	10,120,000	10,120,000
Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A	a,b	0.35%		04/07/11	1,640,000	1,640,000
Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A	a,b	0.35%		04/07/11	15,375,000	15,375,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (GreenWaste Recovery) Series 2008A	a,b	0.35%		04/07/11	14,200,000	14,200,000
Solid Waste Disposal RB (MarBorg Industries) Series 2000A	a,b	0.39%		04/07/11	2,380,000	2,380,000
Solid Waste Disposal RB (MarBorg Industries) Series 2002	a,b	0.39%		04/07/11	3,075,000	3,075,000
Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A	a,b	0.39%		04/07/11	2,655,000	2,655,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A	a,b	0.35%		04/07/11	9,790,000	9,790,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A	a,b	0.35%		04/07/11	315,000	315,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.37%		06/15/11	26,200,000	26,200,000
		0.39%		08/09/11	12,000,000	12,000,000
RB (Kaiser Permanente) Series 2004K		0.35%		07/20/11	3,000,000	3,000,000
		0.35%		09/07/11	20,400,000	20,400,000
RB (Kaiser Permanente) Series 2006D		0.39%		11/03/11	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2008B		0.37%		04/05/11	2,100,000	2,100,000
		0.40%		10/05/11	36,500,000	36,500,000
RB (Kaiser Permanente) Series 2008C		0.36%		05/09/11	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2009B2		0.37%		09/01/11	35,000,000	35,000,000
RB (Kaiser Permanente) Series 2009B3		0.33%		07/15/11	23,500,000	23,500,000
RB (Kaiser Permanente) Series 2009B5		0.39%		11/15/11	27,000,000	27,000,000
RB (Kaiser Permanente) Series 2009B6		0.37%		07/18/11	27,000,000	27,000,000
RB (Kaiser Permanente) Series 2009E2		4.00%		05/02/11	38,050,000	38,161,074
Delano
COP (Delano Regional Medical Center)	a,b	0.36%		04/07/11	13,010,000	13,010,000
Fresno
TRAN 2010-2011		2.00%		06/30/11	45,000,000	45,143,139
Hartnell Community College District
GO Bonds Series D	b,c,d	0.38%		09/15/11	8,880,000	8,880,000
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A	a,b	0.25%		04/07/11	2,000,000	2,000,000
Long Beach Community College District
GO Bonds Series 2007D	b,c,d	0.40%		09/08/11	25,220,000	25,220,000
Long Beach Harbor Dept
Refunding RB Series 1998A	a,c,d	0.49%		04/07/11	5,465,000	5,465,000
Los Angeles
GO Bonds Series 2009A		2.50%		09/01/11	8,250,000	8,323,405
TRAN 2010		2.00%		05/31/11	67,000,000	67,131,295
Los Angeles Cnty
TRAN 2010-2011 Series A		2.00%		06/30/11	40,000,000	40,112,450
Los Angeles Dept of Water & Power
Power System RB Series 2005A2	a,c,d	0.25%		04/07/11	1,300,000	1,300,000
Los Angeles Harbor Dept
CP Notes Series AB&C	c	0.32%		04/06/11	18,000,000	18,000,000
Los Angeles Municipal Improvement Corp
Lease RB Series 2006A	b,c,d	0.43%		08/11/11	19,480,000	19,480,000
Los Angeles USD
GO Refunding Bonds Series 2007A2	a,c,d	0.24%		04/07/11	10,925,000	10,925,000
TRAN 2010-2011 Series A		2.00%		06/30/11	50,000,000	50,162,816
Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992	a,b	0.27%		04/07/11	6,000,000	6,000,000
Oakland
TRAN 2010-2011		2.00%		06/15/11	27,000,000	27,076,026
Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum) Series 2000C1	a,b	0.23%		04/07/11	35,000	35,000
Pasadena
Refunding COP Series 2008A	a,b	0.23%		04/07/11	1,190,000	1,190,000
Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007	a,b,c,d	0.24%		04/07/11	5,000,000	5,000,000
Port of Oakland
CP Series A&B	b	0.30%		04/08/11	7,133,000	7,133,000
Sacramento
TRAN 2010		2.00%		06/30/11	12,000,000	12,042,645

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007B	a,c,d	0.25%		04/07/11	17,300,000	17,300,000
	a,c,d	0.90%		04/07/11	3,760,000	3,760,000
San Diego
TRAN 2010-2011 Series B		2.00%		04/29/11	10,000,000	10,011,766
TRAN 2010-2011 Series C		2.00%		05/31/11	30,000,000	30,073,724
San Diego USD
TRAN 2010-2011 Series A		2.00%		06/30/11	41,000,000	41,143,605
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities) Series 2008M	a,b	0.22%		04/07/11	3,390,000	3,390,000
Sonoma Cnty
TRAN 2010-2011		2.00%		10/27/11	35,000,000	35,325,357
Victor Valley Community College District
GO Bonds Series 2009C	c,d	0.43%		07/28/11	20,575,000	20,575,000

						1,135,350,302

Colorado 1.9%
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter) Series 1997	a,b	0.60%		04/01/11	3,500,000	3,500,000
Colorado Health Facilities Auth
Hospital RB (PorterCare Adventist Health System) Series 2001	b	6.63%		11/15/11	5,250,000	5,504,358
RB (Catholic Health Initiatives) Series 2006A	a,c,d	0.32%		04/07/11	17,700,000	17,700,000
RB (Catholic Health Initiatives) Series 2008C8		4.10%		11/10/11	5,400,000	5,519,357
RB (Sisters of Charity of Leavenworth Health System) Series 2010B	a,c,d	0.25%		04/07/11	4,500,000	4,500,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2006B3	a,c	0.26%		04/07/11	12,500,000	12,500,000
S/F Mortgage Class I Bonds Series 2007A2	a,c	0.27%		04/07/11	12,000,000	12,000,000
Colorado Regional Transportation District
Sales Tax Refunding RB Series 2007A	a,c,d	0.25%		04/07/11	64,615,000	64,615,000
Colorado Springs
Hospital Refunding RB Series 2009	b,c,d	0.45%		06/02/11	6,853,000	6,853,000
Commerce City
GO Bonds Series 2006	a,b	0.27%		04/07/11	9,825,000	9,825,000
Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds Series 1992A	b,c,d	0.43%		08/04/11	8,660,000	8,660,000
Denver
Airport System RB Series 1992G	a,b	0.28%		04/07/11	1,825,000	1,825,000
Airport System RB Series 2007A	a,b,c,d	0.27%		04/07/11	85,740,000	85,740,000
Airport System RB Series 2007D	a,b,c,d	0.27%		04/07/11	12,320,000	12,320,000
Airport System RB Series 2007E	a,b,c,d	0.25%		04/07/11	17,015,000	17,015,000
Denver Health & Hospital Auth
Healthcare RB Series 2001A	b	6.00%		12/01/11	4,730,000	4,903,453

						272,980,168

Connecticut 0.1%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2010G		0.45%		11/15/11	12,000,000	12,000,000

District of Columbia 3.4%
District of Columbia
GO Bonds Series 2007C	a,b,c,d	0.25%		04/07/11	16,775,000	16,775,000
GO Bonds Series 2008E	a,b,c,d	0.32%		04/07/11	6,030,000	6,030,000
GO TRAN Fiscal 2011		2.00%		09/30/11	105,000,000	105,850,395
Income Tax Secured Refunding RB Series 2010A	a,c,d	0.25%		04/07/11	5,500,000	5,500,000
RB (American Psychological Assoc) Series 2003	a,b	0.32%		04/07/11	2,395,000	2,395,000
RB (Georgetown Univ) Series 2001A	b	0.53%		04/01/11	10,000,000	2,287,500
RB (KIPP DC) Series 2008	a,b	0.27%		04/07/11	7,930,000	7,930,000
RB (National Academy of Sciences) Series 2008A	b	0.34%		05/10/11	11,000,000	11,000,000
RB (National Public Radio) Series 2010	a,c,d	0.28%		04/07/11	7,125,000	7,125,000
Refunding RB (Howard Univ) Series 2006A	a,b,c,d	0.26%		04/07/11	11,905,000	11,905,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998	a,c,d	0.43%		04/07/11	4,575,000	4,575,000
Metropolitan Washington Airports Auth
Airport System RB Series 2003D1	a,b	0.31%		04/07/11	28,365,000	28,365,000
Airport System RB Series 2004B	a,c,d	0.37%		04/07/11	4,060,000	4,060,000
Airport System RB Series 2005A	a,c,d	0.32%		04/07/11	12,470,000	12,470,000
Airport System RB Series 2006B	a,c,d	0.37%		04/07/11	11,695,000	11,695,000
Airport System RB Series 2007B	a,c,d	0.27%		04/07/11	15,005,000	15,005,000
	a,b,c,d	0.27%		04/07/11	8,995,000	8,995,000
Airport System RB Series 2008A	a,c,d	0.27%		04/07/11	26,905,000	26,905,000
	a,c,d	0.39%		04/07/11	8,020,000	8,020,000
Airport System Refunding RB Series 2002C	a,c	0.34%		04/07/11	150,240,000	150,240,000
Airport System Refunding RB Series 2003A	a,b,c,d	0.27%		04/07/11	9,295,000	9,295,000
Airport System Refunding RB Series 2004D		5.00%		10/01/11	4,410,000	4,505,180
Airport System Refunding RB Series 2007A	a,c,d	0.50%		04/07/11	10,605,000	10,605,000
Airport System Refunding RB Series 2010B		5.00%		10/01/11	1,775,000	1,813,429

						473,346,504

Florida 9.1%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008A	b	0.33%		06/03/11	25,000,000	25,000,000
Beacon Tradeport Community Development
Special Assessment Bonds Series 1999A	b	6.20%		05/01/11	23,590,000	23,699,902
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts) Series 1995	a,b	0.26%		04/07/11	1,900,000	1,900,000
Brevard Cnty School Board
RAN Series 2010		2.00%		04/22/11	24,000,000	24,020,188
Broward Cnty
Professional Sports Facilities Tax & Refunding RB Series 2006A	a,b,c,d	0.25%		04/07/11	7,030,000	7,030,000
Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts) Series 1993A	a,b	0.34%		04/07/11	11,000,000	11,000,000
Broward Cnty SD
COP Series 2005A	a,b,c,d	0.25%		04/07/11	11,240,000	11,240,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A	a,b	0.26%		04/07/11	3,800,000	3,800,000
Duval Cnty School Board
COP (Master Lease Program) Series 2007	a,b,c,d	0.25%		04/07/11	16,135,000	16,135,000
Florida Dept of Transportation
Turnpike RB Series 2006A	c,d	0.43%		07/21/11	7,110,000	7,110,000
Florida Housing Finance Corp
Housing RB (Caribbean Key Apts) Series 1996F	a,b	0.28%		04/07/11	285,000	285,000
Housing RB (Heritage Pointe Apts) Series 1999I-1	a,b	0.28%		04/07/11	6,960,000	6,960,000
Housing RB (Tiffany Club Apts) Series 1996P	a,b	0.28%		04/07/11	5,450,000	5,450,000
Housing RB (Timberline Apts) Series 1999P	a,b	0.28%		04/07/11	6,535,000	6,535,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H	a,b	0.28%		04/07/11	3,295,000	3,295,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H	a,b	0.28%		04/07/11	7,800,000	7,800,000
M/F Mortgage RB (Lynn Lake Apts) Series 2005B1	a,b	0.28%		04/07/11	20,315,000	20,315,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F	a,b	0.28%		04/07/11	6,200,000	6,200,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G	a,b	0.28%		04/07/11	3,965,000	3,965,000
Florida Local Government Finance Commission
Pooled CP Series 1994A	b	0.32%		04/07/11	4,260,000	4,260,000
Pooled CP Notes Series B	b	0.40%		06/06/11	10,000,000	10,000,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2003B	a,c,d	0.25%		04/07/11	8,000,000	8,000,000
Public Education Capital Outlay Bonds Series 2006D	a,c,d	0.26%		04/07/11	5,615,000	5,615,000
Public Education Capital Outlay Bonds Series 2006E	a,c,d	0.25%		04/07/11	15,135,000	15,135,000
Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2008A		5.00%		10/01/11	20,000,000	20,430,190
Airport Facilities Refunding RB Series 2010B		3.00%		10/01/11	7,940,000	8,031,819
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt) Series 2006C&G	a,c,d	0.27%		04/07/11	2,500,000	2,500,000
Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A	a,b,c,d	0.27%		04/07/11	9,565,000	9,565,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hillsborough Cnty Aviation Auth
RB (Tampa Int’l Airport) Series 2008A	a,b,c,d	0.27%		04/07/11	49,935,000	49,935,000
Hillsborough Cnty Educational Facilities Auth
RB (Univ of Tampa) Series 2000	a,b	0.28%		04/07/11	4,300,000	4,300,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005	a,b	0.28%		04/07/11	20,670,000	20,670,000
M/F Housing RB (Meridian Pointe Apts) Series 2005	a,b	0.29%		04/07/11	6,500,000	6,500,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000	a,b	0.46%		04/07/11	600,000	600,000
Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007	b,c,d	0.43%		08/04/11	11,025,000	11,025,000
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal HS) Series 2002	a,b	0.32%		04/07/11	2,830,000	2,830,000
RB (Bolles School) Series 1999A	a,b	0.34%		04/07/11	800,000	800,000
Jacksonville Electric Auth
Water & Sewer Sub RB Crossover Series 2005B	a,c,d	0.26%		04/07/11	10,340,000	10,340,000
Jacksonville Port Auth
RB Series 2008	a,b,c,d	0.27%		04/07/11	28,555,000	28,555,000
Lakeland
Energy System Refunding RB Series 2010	b,c,d	0.37%		04/21/11	13,435,000	13,435,000
Miami-Dade Cnty
Aviation RB (Miami Int’l Airport) Series 2007A	a,b,c,d	0.27%		04/07/11	38,145,000	38,145,000
	b,c,d	0.42%		05/26/11	59,490,000	59,490,000
Aviation RB (Miami Int’l Airport) Series 2008A	a,b,c,d	0.40%		04/07/11	8,250,000	8,250,000
Sub Special Obligation Bonds Series 2009	b,c,d	0.45%		05/19/11	21,840,000	21,840,000
Water & Sewer System RB Series 2010	a,c,d	0.35%		04/07/11	2,735,000	2,735,000
	a,c,d	0.40%		04/07/11	8,185,000	8,185,000
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2006	a,b,c,d	0.26%		04/07/11	35,000,000	35,000,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A	a,b	0.49%		04/07/11	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B	a,b	0.49%		04/07/11	20,230,000	20,230,000
IDRB (Tarmac America) Series 2004	a,b	0.35%		04/07/11	2,600,000	2,600,000
RB (Gulliver Schools) Series 2000	a,b	0.32%		04/07/11	9,000,000	9,000,000
Miami-Dade Cnty School Board
COP Series 2006A&B	b,c,d	0.40%		07/14/11	27,955,000	27,955,000
Ocean Highway & Port Auth
RB Series 1990	a,b	0.35%		04/07/11	8,700,000	8,700,000
Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999	a,b	0.31%		04/07/11	15,000,000	15,000,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A	a,b	0.26%		04/07/11	12,530,000	12,530,000
M/F Housing RB (Windsor Pines) Series 2000E	a,b	0.31%		04/07/11	4,760,000	4,760,000
Orange Cnty IDA
IDRB (Central Florida YMCA) Series 2002A	a,b	0.28%		04/07/11	3,520,000	3,520,000
RB (Foundation Academy of Winter Garden) Series 2007	a,b	0.27%		04/07/11	8,855,000	8,855,000
Orlando Utilities Commission
Utility System RB Series 2007		5.00%		10/01/11	9,730,000	9,951,187
Utility System RB Series 2008	a,c	0.30%		04/07/11	35,000,000	35,000,000
Water & Electric Sub RB Series 1989D	a,b,c,d	0.28%		04/07/11	5,460,000	5,460,000
Orlando-Orange Cnty Expressway Auth
RB Series 2003D	a,b,c	0.35%		04/07/11	49,130,000	49,130,000
RB Series 2007A	a,b,c,d	0.26%		04/07/11	25,000,000	25,000,000
	b,c,d	0.40%		09/08/11	28,520,000	28,520,000
Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995	a,b	0.28%		04/07/11	2,500,000	2,500,000
Refunding RB (Pine Crest Preparatory School) Series 2008	a,b	0.28%		04/07/11	2,825,000	2,825,000
Palm Beach Cnty HFA
M/F Housing Refunding RB (Spinnaker Landing Apts) Series 1998	a,b	0.28%		04/07/11	2,245,000	2,245,000
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009A	a,b,c,d	0.25%		04/07/11	4,545,000	4,545,000
RB Series 2010	b	1.00%		01/12/12	142,000,000	142,641,242
Pinellas Cnty Educational Facility Auth
Refunding RB (Shorecrest Preparatory School) Series 2007	a,b	0.25%		04/07/11	9,260,000	9,260,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pinellas Cnty HFA
M/F Housing RB (Greenwood Apts) Series 2002A	a,b	0.30%		04/07/11	3,440,000	3,440,000
Pinellas Cnty Industry Council
RB (Operation Par) Series 1999	a,b	0.39%		04/07/11	1,845,000	1,845,000
Polk Cnty
Utility System RB Series 2004A	a,b,c,d	0.26%		04/07/11	5,000,000	5,000,000
South Florida Water Management District
COP Series 2006	a,c,d	0.30%		04/07/11	9,760,000	9,760,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007	a,c,d	0.25%		04/07/11	18,145,000	18,145,000
St. Johns Cnty
Transportation Improvement RB Series 2006	a,b,c,d	0.25%		04/07/11	8,875,000	8,875,000
Water & Sewer Refunding RB Series 2006	a,b,c,d	0.24%		04/07/11	10,860,000	10,860,000
Sunshine State Government Financing Commission
CP Revenue Notes (Miami-Dade Cnty Program) Series L	b	0.38%		04/06/11	25,000,000	25,000,000
	b	0.38%		04/07/11	17,986,000	17,986,000
	b	0.36%		04/08/11	52,130,000	52,130,000
	b	0.38%		04/14/11	42,000,000	42,000,000
Tampa Bay Water
Utility System Refunding & RB Series 2005	a,c,d	0.28%		04/07/11	23,060,000	23,060,000
Univ of South Florida Research Foundation
RB Series 2004A	a,b	0.31%		04/07/11	17,455,000	17,455,000

						1,283,905,528

Georgia 1.7%
Atlanta
Airport General Refunding RB Series 2010C		2.00%		01/01/12	13,000,000	13,134,110
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007	a,b	0.28%		04/07/11	28,000,000	28,000,000
M/F Housing RB (Capitol Gateway Apts) Series 2005	a,b	0.28%		04/07/11	2,825,000	2,825,000
M/F Housing RB (M St Apts) Series 2003	a,b	0.30%		04/07/11	21,000,000	21,000,000
Clayton Cnty & Clayton Cnty Water Auth
Water & Sewerage RB Series 2001	b	5.13%		05/01/11	5,000,000	5,068,839
Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997	a,b	0.28%		04/07/11	10,895,000	10,895,000
Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts) Series 1995	a,b	0.31%		04/07/11	13,500,000	13,500,000
Coweta Cnty Development Auth
RB (Piedmont Healthcare) Series 2010	b,c,d	0.37%		04/29/11	12,635,000	12,635,000
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001	a,b	0.41%		04/07/11	7,200,000	7,200,000
DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009	c,d	0.45%		06/02/11	12,395,000	12,395,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003	a,b	0.32%		04/07/11	12,525,000	12,525,000
Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts) Series 2008A	a,b	0.28%		04/07/11	6,400,000	6,400,000
Gainesville & Hall Cnty Development Auth
RB (Economic Development Corp) Series 2007	a,b	0.32%		04/07/11	6,165,000	6,165,000
Georgia
GO Bonds Series 2007E	a,c,d	0.28%		04/07/11	2,860,000	2,860,000
Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts) Series 2004	a,b	0.28%		04/07/11	7,500,000	7,500,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002	a,b	0.30%		04/07/11	7,300,000	7,300,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005	a,b	0.30%		04/07/11	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008	a,b	0.28%		04/07/11	6,300,000	6,300,000
Private Colleges & Universities Auth
RB (Emory Univ) Series 2008C	a,c,d	0.26%		04/07/11	7,470,000	7,470,000
RB (Mercer Univ) Series 2001	b	5.75%		10/01/11	9,785,000	10,239,007

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Summerville Development Auth
RB (Image Industries) Series 1997	a,b,d	0.34%		04/07/11	11,000,000	11,000,000
Webster Cnty IDA
IDRB (Tolleson Lumber) Series 1999	a,b	0.34%		04/07/11	3,200,000	3,200,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007	a,b	0.43%		04/07/11	8,335,000	8,335,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B	a,b	0.28%		04/07/11	3,500,000	3,500,000

						233,746,956

Hawaii 0.3%
Hawaii Harbor System
Harbor System RB Series 2010A	b,c,d	0.40%		09/15/11	14,620,000	14,620,000
Honolulu
GO Bonds Series 2005A,C&D	a,c,d	0.25%		04/07/11	8,400,000	8,400,000
Univ of Hawaii
RB Series 2006A	b,c,d	0.43%		11/03/11	14,420,000	14,420,000

						37,440,000

Idaho 0.5%
Idaho
TAN Series 2010		2.00%		06/30/11	40,000,000	40,156,165
Lemhi Cnty Industrial Development Corp
RB (Formation Capital) Series 2010		0.60%		07/05/11	35,100,000	35,100,000

						75,256,165

Illinois 4.9%
Aurora
Collateralized S/F Mortgage RB Series 2007D1	a,b,c,d	0.27%		04/07/11	6,400,000	6,400,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997	a,b	0.28%		04/07/11	4,415,000	4,415,000
Chicago
General Airport (O’Hare) Second Lien RB Series 1994B	a,b	0.26%		04/07/11	13,095,000	13,095,000
GO Project & Refunding Bonds Series 2004A	a,c,d	0.43%		04/07/11	5,535,000	5,535,000
GO Project & Refunding Bonds Series 2005D	a,c	0.35%		04/07/11	40,000,000	40,000,000
GO Project & Refunding Bonds Series 2006A	a,c,d	0.25%		04/07/11	4,915,000	4,915,000
GO Project & Refunding Bonds Series 2007A	a,c,d	0.28%		04/07/11	7,990,000	7,990,000
GO Refunding Bonds Series 2007E	a,c	0.41%		04/01/11	20,000,000	20,000,000
GO Refunding Bonds Series 2008A	a,c,d	0.27%		04/07/11	21,780,000	21,780,000
M/F Housing RB (Oakwood Shores Sr Apts) Series 2010	a,b	0.27%		04/07/11	5,250,000	5,250,000
Sales Tax Refunding RB Series 2002	a,c	0.23%		04/01/11	3,325,000	3,325,000
Second Lien RB (Midway Airport) Series 2004C	a,b	0.27%		04/07/11	91,590,000	91,590,000
Chicago Board of Education
Unlimited Tax GO Bonds Series 1999A	a,b,c,d	0.28%		04/07/11	815,000	815,000
Unlimited Tax GO Refunding Bonds Series 2008C	a,c,d	0.26%		04/07/11	16,480,000	16,480,000
Chicago Park District
GO Unlimited Tax Bonds (Harbor Facilities) Series 2010C	a,c,d	0.25%		04/07/11	5,665,000	5,665,000
Community Unit SD No. 308
GO Bonds Series 2008	a,b,c,d	0.25%		04/07/11	182,000	182,000
Cook Cnty
RB (Catholic Theological Union) Series 2005	a,b	0.29%		04/07/11	2,500,000	2,500,000
East Dundee
IDRB (Otto Engineering) Series 1998	a,b	0.46%		04/07/11	975,000	975,000
Illinois
GO Bonds Series March 2002	a,b,c,d	0.28%		04/07/11	5,000,000	5,000,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010	a,b	0.26%		04/07/11	9,230,000	9,230,000
IDRB (Camcraft) Series 1993	a,b	2.01%		04/07/11	900,000	900,000
Qualified Residential Rental Bonds (River Oaks) Series 1989	a,b	0.28%		04/07/11	32,000,000	32,000,000
RB (Aurora Central Catholic HS) Series 1994	a,b	0.27%		04/07/11	4,625,000	4,625,000
RB (Catholic Charities Housing Development) Series 1993A	a,b	0.27%		04/07/11	9,160,000	9,160,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Catholic Charities Housing Development) Series 1993B	a,b	0.27%		04/07/11	910,000	910,000
RB (Central DuPage Health) Series 2009B	c,d	0.38%		07/28/11	19,340,000	19,340,000
RB (FC Harris Pavilion) Series 1994	a,b	0.30%		04/07/11	14,960,000	14,960,000
RB (Korex) Series 1990	a,b	0.55%		04/07/11	4,000,000	4,000,000
RB (Lake Forest Academy) Series 1994	a,b	0.27%		04/07/11	4,000,000	4,000,000
RB (Lake Forest College) Series 2008	a,b	0.27%		04/07/11	2,500,000	2,500,000
RB (Northwestern Memorial Hospital) Series 2009	a,c,d	0.25%		04/07/11	6,285,000	6,285,000
RB (Northwestern Memorial Hospital) Series 2009A	a,c,d	0.25%		04/07/11	6,000,000	6,000,000
RB (Regency Park at Lincolnwood) Series 1991B	a,b,c,d	0.25%		04/07/11	17,370,000	17,370,000
RB (Richard H. Driehaus Museum) Series 2005	a,b	0.27%		04/07/11	3,800,000	3,800,000
RB (St. Ignatius College Prep) Series 2002	a,b	0.27%		04/07/11	2,800,000	2,800,000
RB (The Clare at Water Tower) Series 2005D	a,b	0.30%		04/07/11	3,700,000	3,700,000
RB (Univ of Chicago Medical Center) Series 2009E1	a,b	0.23%		04/01/11	425,000	425,000
Refunding RB (North Shore Univ Health System) Series 2010	a,c,d	0.25%		04/07/11	6,000,000	6,000,000
Illinois Housing Development Auth
M/F Mortgage Refunding RB (Hyde Park Tower Apts) Series 2000A	a,b	0.31%		04/07/11	11,215,000	11,215,000
Illinois Toll Highway Auth
Toll Highway Sr Priority RB Series 2007A2d	a,b	0.23%		04/07/11	10,000,000	10,000,000
Lombard
Refunding IDRB (B&H Partnership) Series 1995	a,b	0.37%		04/07/11	1,850,000	1,850,000
Metropolitan Pier & Exposition Auth
Expansion Project Bonds (McCormick Place) Series 2002A	a,b,c,d	0.25%		04/07/11	21,003,000	21,003,000
	a,b,c,d	0.26%		04/07/11	11,245,000	11,245,000
	a,b,c,d	0.28%		04/07/11	11,955,000	11,955,000
Hospitality Facilities RB (McCormick Place) Series 1996A	a,b,c,d	0.43%		04/07/11	26,155,000	26,155,000
Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Refunding Bonds Series 2007B	a,c,d	0.43%		04/07/11	7,010,000	7,010,000
Unlimited Tax GO Refunding Bonds Series 2007B&C	a,c,d	0.34%		04/07/11	43,840,000	43,840,000
Northern Illinois Municipal Power Agency
RB (Prairie State) Series 2007A	a,b,c,d	0.25%		04/07/11	13,050,000	13,050,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998	a,b	0.36%		04/07/11	5,000,000	5,000,000
Regional Transportation Auth
GO Bonds Series 2000A	a,c,d	0.43%		04/07/11	4,960,000	4,960,000
GO Bonds Series 2002A	a,c,d	0.43%		04/07/11	5,790,000	5,790,000
	b,c,d	0.40%		09/22/11	9,380,000	9,380,000
GO Bonds Series 2005A	a,c,d	0.25%		04/07/11	28,650,000	28,650,000
Rockford
IDRB (Rockford Industrial Welding Supply) Series 1996	a,b	0.65%		04/07/11	2,000,000	2,000,000
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004	a,b	0.30%		04/07/11	6,860,000	6,860,000
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994	a,b	0.26%		04/07/11	15,550,000	15,550,000
Univ of Illinois
Auxiliary Facilities System RB Series 2006	a,c,d	0.26%		04/07/11	24,660,000	24,660,000
Upper Illinois River Valley Development Auth
M/F Housing RB (Morris Supportive Living) Series 2007	a,b	0.51%		04/07/11	4,000,000	4,000,000
Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005	b,c,d	0.43%		08/04/11	15,315,000	15,315,000
Yorkville
IDRB (FE Wheaton & Co) Series 1996	a,b	0.65%		04/07/11	600,000	600,000

						684,005,000

Indiana 1.5%
Columbia City
RB (Precision Plastics) Series 1997	a,b	0.55%		04/07/11	1,400,000	1,400,000
Elkhart Cnty
RB (West Plains Apts) Series 1998A	a,b	2.01%		04/07/11	1,540,000	1,540,000
Indiana Finance Auth
Environmental Refunding RB (Mittal Steel USA) Series 2006	a,b	1.10%		04/07/11	9,550,000	9,550,000
Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C	c,d	0.43%		07/28/11	14,705,000	14,705,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
IDRB (Big Sky Park) Series 1999	a,b	0.43%		04/07/11	2,820,000	2,820,000
Refunding & RB (Trinity Health) Series 2009A	c,d	0.38%		07/28/11	24,090,000	24,090,000
Refunding RB (Duke Energy Indiana) Series 2009A1	a,b	0.28%		04/07/11	8,025,000	8,025,000
Indiana Health Facility Financing Auth
Hospital RB (Ascension Health) Series 2001A1		3.63%		08/01/11	4,000,000	4,042,482
Hospital RB (Community Foundation of Northwest Indiana) Series 2001A	b	6.38%		08/01/11	26,000,000	26,772,259
RB (Ascension Health) Series 2001A2		3.75%		02/01/12	5,000,000	5,131,102
Sub RB (Ascension Health) Series 2005A		5.00%		04/01/11	3,345,000	3,345,000
Sub RB (Ascension Health) Series 2005A10		5.00%		11/01/11	7,350,000	7,543,747
Sub RB (Ascension Health) Series 2005A3		5.00%		07/01/11	2,400,000	2,427,183
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2006A2	a,c	0.29%		04/07/11	40,000,000	40,000,000
S/F Mortgage RB Series 2007A	a,c,d	0.38%		04/07/11	4,135,000	4,135,000
Indiana Municipal Power Agency
Power Supply System RB Series 2006A	a,b,c,d	0.26%		04/07/11	25,230,000	25,230,000
Indianapolis
M/F Housing RB (Nora Pines Apts) Series 2001	a,b	0.28%		04/07/11	9,275,000	9,275,000
Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds Series 2009A	b,c,d	0.45%		05/19/11	14,545,000	14,545,000
Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A	b,c,d	0.40%		07/20/11	10,165,000	10,165,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C	a,b	2.01%		04/07/11	2,130,000	2,130,000

						216,871,773

Iowa 0.7%
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006	a,b	0.28%		04/07/11	11,370,000	11,370,000
Midwestern Disaster Area RB (Cargill) Series 2009A	a	0.32%		04/07/11	30,000,000	30,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	a	0.32%		04/07/11	25,000,000	25,000,000
Solid Waste Disposal RB (MidAmerican Energy) Series 2008A	a	0.37%		04/07/11	11,000,000	11,000,000
Iowa Tobacco Settlement Auth
Tobacco Settlement Asset-Backed Bonds Series 2001B	b	5.30%		06/01/11	20,700,000	21,073,899

						98,443,899

Kansas 0.1%
Wyandotte Cnty & Kansas City Unified Government
Utility System Refunding RB Series 2004	a,b,c,d	0.26%		04/07/11	20,730,000	20,730,000

Kentucky 1.0%
Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp) Series 2000	a,b	0.27%		04/07/11	12,790,000	12,790,000
Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A	a,b	0.26%		04/07/11	13,925,000	13,925,000
RB (Catholic Health Initiatives) Series 2009B	a,c,d	0.25%		04/07/11	11,250,000	11,250,000
Kentucky Higher Ed Student Loan Corp
Student Loan RB Series 2010-1A2	b,c,d	0.40%		09/15/11	29,995,000	29,995,000
Kentucky Housing Corp
Housing RB Series 2002A	a,c,d	0.32%		04/07/11	370,000	370,000
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84	a,c,d	0.36%		04/07/11	34,075,000	34,075,000
Lexington-Fayette Urban Cnty Government
GO BAN (Eastern State Hospital) Series 2010E		2.00%		08/01/11	25,000,000	25,129,605
Residential Facilities Refunding RB (Richmond Place Assoc) Series 1987	b	0.70%		04/01/11	8,010,000	8,010,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2001A	a,b,c,d	0.26%		04/07/11	8,000,000	8,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Richmond
IDRB (Mikron) Series 1995	a,b	0.79%		04/07/11	900,000	900,000

						144,444,605

Louisiana 2.7%
Ascension Parish IDB
RB (BASF SE) Series 2009	a	0.38%		04/07/11	15,000,000	15,000,000
Jefferson Sales Tax District
Special Sales Tax RB Series 2005	a,b,c,d	0.25%		04/07/11	3,430,000	3,430,000
Lake Charles Harbor & Terminal District
RB (Lake Charles Cogeneration) Series 2010	b	0.37%		05/31/11	22,000,000	22,000,000
RB (Lake Charles Cogeneration) Series 2010A	b	0.37%		05/31/11	45,000,000	45,000,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009	a,b	0.25%		04/07/11	8,950,000	8,950,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007	a,b	0.32%		04/07/11	14,900,000	14,900,000
M/F Housing RB (Lapalco Court Apts) Series 2007	a,b	0.32%		04/07/11	6,400,000	6,400,000
Louisiana Municipal Natural Gas Purchasing & Distribution Auth
RB (Gas Project No. 1) Series 2006	a,b,c,d	0.30%		04/07/11	118,284,000	118,284,000
Louisiana Public Facilities Auth
RB (C-Port) Series 2008	a,b	0.28%		04/07/11	5,400,000	5,400,000
Louisiana State Univ & Agricultural & Mechanical College
Auxiliary RB Series 2006	b,c,d	0.40%		07/20/11	27,395,000	27,395,000
New Orleans IDB
M/F Housing RB (3700 Orleans) Series 2000	a,b	0.28%		04/07/11	29,000,000	29,000,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B	b	1.28%		03/15/12	16,400,000	16,400,000
St. James Parish
RB (Nucor Steel) Series 2010A1	a	0.26%		04/07/11	20,000,000	20,000,000
RB (Nucor Steel) Series 2010B1	a	0.26%		04/07/11	40,000,000	40,000,000

						372,159,000

Maine 0.1%
Maine Finance Auth
RB (Jackson Laboratory) Series 2002	a,b	0.27%		04/07/11	14,840,000	14,840,000

Maryland 0.8%
Maryland Community Development Administration
Housing RB Series 2006D&2007B	c,d	0.47%		07/21/11	9,180,000	9,180,000
Residential RB Series 2007A	a,c,d	0.29%		04/07/11	13,410,000	13,410,000
Residential RB Series 2007D	a,c,d	0.32%		04/07/11	5,635,000	5,635,000
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health System) Series E	b	0.31%		06/03/11	21,500,000	21,500,000
CP Revenue Notes (John Hopkins Health System) Series F	b	0.31%		05/25/11	20,000,000	20,000,000
Mortgage RB (Western Maryland Health System) Series 2006A	b,c,d	0.40%		09/08/11	14,090,000	14,090,000
RB (Goucher College) Series 2007	a,b	0.24%		04/07/11	11,110,000	11,110,000
RB (MedStar Health) Series 2007	a,b,c,d	0.26%		04/07/11	5,000,000	5,000,000
RB (Pooled Loan Program) Series 1994D	a,b	0.25%		04/07/11	502,000	502,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I	a,b	0.24%		04/07/11	10,050,000	10,050,000

						110,477,000

Massachusetts 1.9%
Beverly
GO BAN		1.50%		10/21/11	15,000,000	15,085,510
Boston Water & Sewer Commission
CP BAN Series A	b	0.40%		04/04/11	5,000,000	5,000,000
Bourne
GO BAN		1.25%		09/29/11	5,000,000	5,020,480
Hanover
GO BAN		1.75%		09/15/11	14,340,000	14,428,508

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Marlborough
GO BAN		1.50%		06/22/11	2,874,958	2,881,803
Massachusetts
GO Consolidated Loan Series 2007C	a,c,d	0.25%		04/07/11	400,000	400,000
GO Refunding Bonds Series 2004A	a,c,d	0.36%		04/07/11	48,390,000	48,390,000
GO Refunding Bonds Series 2004B	a,c,d	0.43%		04/07/11	7,535,000	7,535,000
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2006A	a,c,d	0.43%		04/07/11	7,915,000	7,915,000
Sr Sales Tax Bonds Series 2004C	a,c,d	0.43%		04/07/11	150,000	150,000
Sr Sales Tax Bonds Series 2005A	a,c,d	0.43%		04/07/11	5,465,000	5,465,000
Sr Sales Tax Bonds Series 2010A	a,e	0.34%		10/27/11	6,000,000	6,000,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B	a,b	0.34%		04/07/11	1,655,000	1,655,000
M/F Housing RB (Archstone Reading Apts) Series 2004A	a,b	0.28%		04/07/11	12,560,000	12,560,000
M/F Housing Refunding RB (Kensington at Chelmsford) Series 2002	a,b	0.22%		04/07/11	15,150,000	15,150,000
RB (Harvard Univ) Series 2010B2	a,c,d	0.25%		04/07/11	1,000,000	1,000,000
	a,c,d	0.32%		04/07/11	6,250,000	6,250,000
Resource Recovery RB (Waste Management) Series 1999	a,b	0.32%		04/07/11	7,000,000	7,000,000
Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts) Series 2007A2	a,c	0.23%		04/01/11	3,350,000	3,350,000
RB (Partners HealthCare System) Series 2008H1		0.31%		06/09/11	5,000,000	5,000,000
RB (Worcester Campus - UMass) Series 2005D	a,b,c,d	0.25%		04/07/11	165,000	165,000
Massachusetts HFA
Housing Bonds Series 2005D	a,c,d	0.29%		04/07/11	7,830,000	7,830,000
Housing Bonds Series 2007A&C	a,c,d	0.31%		04/07/11	4,350,000	4,350,000
Housing Bonds Series 2010C	a,c,d	0.31%		04/07/11	3,300,000	3,300,000
S/F Housing RB Series 122	a,c,d	0.36%		04/07/11	20,415,000	20,415,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A	a,c,d	0.25%		04/07/11	8,370,000	8,370,000
Dedicated Sales Tax Bonds Series 2007A	a,c,d	0.25%		04/07/11	2,330,000	2,330,000
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006	a,c,d	0.26%		04/07/11	595,000	595,000
Massachusetts Water Resources Auth
General RB Series 2002B	a,c,d	0.25%		04/07/11	9,250,000	9,250,000
General RB Series 2002J	a,c,d	0.26%		04/07/11	11,000,000	11,000,000
General RB Series 2007A	c,d	0.45%		06/02/11	19,075,000	19,075,000
General Refunding RB Series 2007B	a,c,d	0.27%		04/07/11	2,525,000	2,525,000
	a,c,d	0.43%		04/07/11	185,000	185,000
General Refunding RB Series 2010B	a,c,d	0.25%		04/07/11	6,000,000	6,000,000
Woburn
GO BAN		1.50%		09/23/11	7,000,000	7,037,416

						272,663,717

Michigan 2.0%
Detroit Sewage Disposal System
Refunding Sr Lien RB Series 2006D	a,b,c,d	0.55%		04/07/11	4,990,000	4,990,000
Second Lien RB Series 2001B	a,b,c,d	0.35%		04/07/11	12,050,000	12,050,000
Hennepin Cnty HRA
M/F Housing RB (City Apts at Loring Park) Series 2001	a,b	0.29%		04/07/11	17,250,000	17,250,000
Michigan Finance Auth
RAN Series 2010D2	b	2.00%		08/22/11	35,000,000	35,218,747
RAN Series 2010D3	b	2.00%		08/22/11	18,000,000	18,112,499
Michigan Housing Development Auth
Rental Housing RB Series 2000A	a,c	0.28%		04/07/11	23,965,000	23,965,000
Rental Housing RB Series 2006D	a,c,d	0.39%		04/07/11	7,772,000	7,772,000
S/F Mortgage RB Series 2007D	a,c	0.32%		04/07/11	11,595,000	11,595,000
S/F Mortgage RB Series 2007F	a,c	0.29%		04/07/11	30,000,000	30,000,000
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985	a,b	0.42%		04/01/11	7,100,000	7,100,000
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	a,e	0.34%		10/27/11	17,220,000	17,220,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Michigan State Strategic Fund
Limited Obligation RB (American Cancer Society) Series 2000	a,b	0.30%		04/07/11	2,175,000	2,175,000
Limited Obligation RB (Metaltec Steel Abrasive) Series 2006	a,b	0.34%		04/07/11	1,770,000	1,770,000
Limited Obligation RB (Mibelloon Dairy) Series 2006	a,b	0.40%		04/07/11	3,000,000	3,000,000
Oakland Cnty
Limited Obligation RB (Husky Envelope Products) Series 1999	a,b	0.40%		04/07/11	525,000	525,000
	a,b	0.41%		04/07/11	15,000	15,000
Wayne Cnty Airport Auth
Airport RB (Detroit Metropolitan Airport) Series 2005	a,b,c,d	0.28%		04/07/11	41,945,000	41,945,000
Airport RB (Detroit Metropolitan Airport) Series 2008A	a,b,c,d	0.27%		04/07/11	47,675,000	47,675,000

						282,378,246

Minnesota 0.9%
Bloomington Port Auth
RB (Radisson Blu Moa) Series 2010	b	0.75%		05/02/11	13,280,000	13,280,000
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009	a,b	0.26%		04/07/11	19,350,000	19,350,000
Eden Prairie
M/F Housing RB Series 2003A	a,b	0.32%		04/07/11	17,500,000	17,500,000
M/F Housing Refunding RB (Leased Housing Assoc I) Series 2005A	a,b	0.36%		04/07/11	3,000,000	3,000,000
Hennepin Cnty HRA
M/F Housing Refunding RB (Stone Arch Apts) Series 2002	a,b	0.32%		04/07/11	2,800,000	2,800,000
Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000	a,b	0.46%		04/07/11	2,300,000	2,300,000
Minneapolis
M/F Housing RB (Gateway Real Estate) Series 2002	a,b	0.31%		04/07/11	4,175,000	4,175,000
Minnesota
GO Bonds Series 2010A	a,c,d	0.25%		04/07/11	3,460,000	3,460,000
Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1	c,d	0.43%		11/03/11	10,590,000	10,590,000
Residential Housing Finance Bonds Series 2006G	a,c,d	0.31%		04/07/11	4,795,000	4,795,000
Residential Housing Finance Bonds Series 2009F	a,c	0.26%		04/07/11	6,220,000	6,220,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A	a,b	0.35%		04/07/11	3,000,000	3,000,000
St. Paul & Ramsey Cnty Housing & Redevelopment Auth
M/F Housing RB (Lease Housing Assoc I) Series 2003	a,b	0.32%		04/07/11	11,705,000	11,705,000
Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A	b,c,d	0.40%		07/14/11	27,420,000	27,420,000

						129,595,000

Mississippi 0.5%
Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving) Series 1999	a,b	0.36%		04/07/11	5,000,000	5,000,000
RB (PSL North America) Series 2007A	a,b	0.26%		04/07/11	40,000,000	40,000,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2	a,b	0.32%		04/07/11	5,000,000	5,000,000
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B1	a,c,d	0.32%		04/07/11	17,086,000	17,086,000

						67,086,000

Missouri 1.3%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004	a,b	0.29%		04/07/11	8,400,000	8,400,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006	a,b	0.28%		04/07/11	10,440,000	10,440,000
M/F Housing RB (Timberlane Village Apts) Series 1986	a,b	0.30%		04/07/11	18,400,000	18,400,000
Missouri Development Finance Board
Air Cargo Facility Refunding RB (St. Louis Air Cargo Services) Series 2000	a,b	0.29%		04/07/11	12,000,000	12,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Washington Univ) Series 2003A	a,c,d	0.25%		04/07/11	5,325,000	5,325,000
Missouri Higher Education Loan Auth
Student Loan RB Sr Series 2008A2	a,b	0.28%		04/07/11	56,250,000	56,250,000
St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A	a,b	0.30%		04/07/11	15,600,000	15,600,000
M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B	a,b	0.31%		04/07/11	4,500,000	4,500,000
St. Louis IDA
IDRB (Kessler Container) Series 1997A	a,b	0.48%		04/07/11	1,200,000	1,200,000
M/F Housing RB (Black Forest Apts) Series 1997	a,b	0.28%		04/07/11	4,000,000	4,000,000
M/F Housing RB (Southwest Crossing) Series 2001	a,b	0.28%		04/07/11	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995	a,b	0.28%		04/07/11	7,435,000	7,435,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A	a,b	0.28%		04/07/11	20,475,000	20,475,000
Washington IDA
IDRB (Clemco Industries) Series 1997	a,b	0.53%		04/07/11	2,450,000	2,450,000
IDRB (Pauwels Transformers) Series 1995	a,b	0.48%		04/07/11	1,500,000	1,500,000

						177,475,000

Nebraska 0.7%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health System) Series 2008	a,b,c,d	0.26%		04/07/11	5,265,000	5,265,000
Nebraska Investment Finance Auth
S/F Housing RB Series 2006F	a,c,d	0.31%		04/07/11	4,935,000	4,935,000
Nebraska Public Power District
General RB Series 2006A	a,b,c,d	0.26%		04/07/11	17,995,000	17,995,000
Omaha Public Power District
Electric System RB Series 2005A	a,b,c,d	0.26%		04/07/11	22,135,000	22,135,000
Electric System RB Series 2006A	c,d	0.35%		07/14/11	10,040,000	10,040,000
Electric System Sub RB Series 2006B	a,c,d	0.26%		04/07/11	3,570,000	3,570,000
Stanton Cnty
IDRB (Nucor Corp) Series 1996	a	0.30%		04/07/11	19,300,000	19,300,000
Washington Cnty
IDRB (Cargill) Series 2010	a	0.32%		04/07/11	7,000,000	7,000,000
IDRB (Cargill) Series 2010B	a	0.32%		04/07/11	10,000,000	10,000,000

						100,240,000

Nevada 1.4%
Clark Cnty
Highway Refunding & RB (Motor Vehicle Fuel Tax) Series 2007	a,b,c,d	0.25%		04/07/11	7,105,000	7,105,000
Limited Tax GO Bond Bank Bonds Series 2006	c,d	0.43%		11/03/11	17,180,000	17,180,000
Limited Tax GO Bond Bank Bonds Series 2008	a,c,d	0.32%		04/07/11	18,170,000	18,170,000
Passenger Facility Charge RB (Las Vegas-McCarran) Series 2007A2	b,c,d	0.40%		10/20/11	45,660,000	45,660,000
Sub Lien RB (Las Vegas- McCarran) Series 2007A1	a,b,c,d	0.27%		04/07/11	7,160,000	7,160,000
Clark Cnty SD
Limited Tax GO Bonds Series 2006B	a,c,d	0.25%		04/07/11	15,660,000	15,660,000
	a,b,c,d	0.25%		04/07/11	14,250,000	14,250,000
	a,c,d	0.30%		04/07/11	14,630,000	14,630,000
Las Vegas Valley Water District
GO Limited Tax Water CP Series 2004B	c	0.31%		06/03/11	19,500,000	19,500,000
GO Limited Tax Water Refunding Bonds Series 2003A	a,c,d	0.25%		04/07/11	10,345,000	10,345,000
Nevada Dept of Business & Industry
RB (LVE Energy Partners) Series 2007	a,b	0.35%		04/07/11	13,100,000	13,100,000
Nevada Housing Division
M/F Housing RB (Banbridge Apts) Series 2000A	a,b	0.30%		04/07/11	3,960,000	3,960,000
M/F Housing RB (Silver Pines Apts) Series 2002A	a,b	0.24%		04/07/11	5,400,000	5,400,000
M/F Housing Refunding RB (Oakmont) Series 2002	a,b	0.30%		04/07/11	4,350,000	4,350,000

						196,470,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Hampshire 0.3%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 2003	a,b	0.36%		04/07/11	30,000,000	30,000,000
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008	a,b	0.25%		04/07/11	16,715,000	16,715,000

						46,715,000

New Jersey 2.0%
East Brunswick
BAN		2.50%		04/27/11	10,000,000	10,013,670
Monroe Township
BAN		2.00%		02/07/12	9,150,000	9,235,252
New Jersey
TRAN Fiscal 2011 Series A		2.00%		06/23/11	10,000,000	10,038,230
New Jersey Economic Development Auth
Economic Development Bonds (The Frisch School) Series 2006	a,b	0.31%		04/07/11	20,600,000	20,600,000
IDRB (Advanced Drainage Systems) Series 2007	a,b	0.29%		04/07/11	6,395,000	6,395,000
RB (Chambers Co-Generation)	b	0.41%		04/08/11	34,100,000	34,100,000
RB (Hamilton Industrial Development) Series 1998	a,b	0.41%		04/07/11	3,675,000	3,675,000
RB (Research & Manufacturing Corp of America) Series 2006	a,b	0.41%		04/07/11	3,315,000	3,315,000
School Facilities Construction Refunding Bonds Series 2011C	a,c,d	0.31%		04/07/11	13,295,000	13,295,000
Sr Mortgage Refunding RB (Arbor Glen of Bridgewater) Series 2004	a,b	0.28%		04/07/11	10,600,000	10,600,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K	a,c,d	0.25%		04/07/11	10,000,000	10,000,000
New Jersey State Higher Education Assistance Auth
Student Loan RB Series 2010A2	a,c,d	0.38%		04/07/11	25,940,000	25,940,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C	a,c,d	0.25%		04/07/11	17,200,000	17,200,000
	a,b,c,d	0.25%		04/07/11	21,495,000	21,495,000
	b,c,d	0.43%		08/04/11	330,000	330,000
Transportation System Bonds Series 2007A	a,c,d	0.31%		04/07/11	1,800,000	1,800,000
Transportation System Bonds Series 2009A	b,c,d	0.45%		05/19/11	1,480,000	1,480,000
New Jersey Turnpike Auth
RB Series 2003A	a,b,c,d	0.26%		04/07/11	28,890,000	28,890,000
Readington Township
BAN		1.50%		02/02/12	17,100,000	17,240,088
Union Cnty
BAN		2.00%		07/01/11	30,000,000	30,113,089

						275,755,329

New Mexico 0.7%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008	a,b	0.35%		04/07/11	7,500,000	7,500,000
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3	b,c,d	0.43%		08/25/11	17,710,000	17,710,000
Education Loan Bonds Series 2010-2A2	b,c,d	0.43%		09/15/11	29,995,000	29,995,000
Education Loan Bonds Sr Series 2003A1	a,b	0.28%		04/07/11	15,250,000	15,250,000
Education Loan Bonds Sr Series 2003A2	a,b	0.28%		04/07/11	11,750,000	11,750,000
Education Loan Bonds Sr Series 2009A	a,b	0.28%		04/07/11	6,890,000	6,890,000
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2009A	b,c,d	0.45%		06/23/11	10,615,000	10,615,000

						99,710,000

New York 6.2%
Bethlehem IDA
RB (467 Delaware Ave) Series 2003A	a,b	0.31%		04/07/11	6,055,000	6,055,000
Brookhaven
BAN 2010		1.25%		09/28/11	20,000,000	20,069,778

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Eastport South Manor CSD
TAN 2010-2011		1.25%		06/24/11	10,000,000	10,019,794
Elwood UFSD
TAN 2010-2011		1.25%		06/24/11	13,500,000	13,526,380
Long Island Power Auth
CP Notes Series CP1	b	0.30%		04/06/11	32,680,000	32,680,000
Electric System General RB Series 2006A	a,b,c,d	0.26%		04/07/11	5,000,000	5,000,000
Longwood CSD
TAN 2010-2011		1.40%		06/24/11	24,000,000	24,054,044
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A	a,c	0.33%		04/07/11	34,950,000	34,950,000
New Rochelle IDA
IDRB (West End Phase I Facility) Series 2006	a,b	0.50%		04/07/11	4,205,000	4,205,000
New Rochelle SD
TAN 2010		1.25%		06/30/11	13,500,000	13,527,850
New York City
GO Bonds Fiscal 1994 Series A7	a,b	0.18%		04/01/11	25,000	25,000
GO Bonds Fiscal 1994 Series H4	a,b	0.19%		04/01/11	1,200,000	1,200,000
GO Bonds Fiscal 2002 Series A1	a,c,d	0.25%		04/07/11	10,610,000	10,610,000
GO Bonds Fiscal 2008 Series A1		5.00%		08/01/11	500,000	507,493
GO Bonds Fiscal 2009 Series H1	a,c,d	0.25%		04/07/11	5,000,000	5,000,000
New York City Housing Development Corp
M/F Housing RB Series 2008I2		0.53%		05/13/11	24,000,000	24,000,000
M/F Housing RB Series 2010B	a,c,d	0.26%		04/07/11	7,000,000	7,000,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A	a,b	0.58%		04/07/11	4,250,000	4,250,000
New York City Municipal Water Finance Auth
Crossover Refunding Bond Series 2002E	a,c,d	0.25%		04/07/11	1,150,000	1,150,000
Water & Sewer System RB Fiscal 2003 Series E	a,c,d	0.25%		04/07/11	14,655,000	14,655,000
Water & Sewer System RB Fiscal 2006 Series B	a,c,d	0.25%		04/07/11	3,000,000	3,000,000
Water & Sewer System RB Fiscal 2009 Series A	a,c,d	0.24%		04/07/11	3,000,000	3,000,000
Water & Sewer System RB Fiscal 2009 Series AA	a,c,d	0.25%		04/07/11	7,295,000	7,295,000
Water & Sewer System RB Fiscal 2009 Series FF2	a,c,d	0.25%		04/07/11	9,000,000	9,000,000
New York City Trust for Cultural Resources
RB (Museum of Modern Art) Series 2001-1D	a,c,d	0.26%		04/07/11	2,600,000	2,600,000
New York Liberty Development Corp
Liberty RB (3 World Trade Center) Series 2010A1	b	0.42%		01/19/12	30,000,000	30,000,000
Liberty RB (World Trade Center) Series 2009A1	b	0.35%		08/04/11	35,000,000	35,000,000
New York State Dormitory Auth
RB (State Univ Educational Facilities) Series 1993A		5.88%		05/15/11	1,000,000	1,006,638
State Personal Income Tax RB Series 2006D	a,c,d	0.25%		04/07/11	10,500,000	10,500,000
State Personal Income Tax Refunding RB Series 2005B	a,c,d	0.42%		04/07/11	7,730,000	7,730,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2002B	a,c,d	0.24%		04/07/11	6,450,000	6,450,000
State Revolving Funds RB Series 2010C	a,c,d	0.31%		04/07/11	6,035,000	6,035,000
New York State HFA
Housing RB (1501 Lexington Ave) Series 2000A	a,b	0.23%		04/07/11	9,000,000	9,000,000
Housing RB (Archstone Westbury) Series 2004A	a,b	0.28%		04/07/11	22,400,000	22,400,000
Housing RB (Avalon Bowery Place II) Series 2006A	a,b	0.28%		04/07/11	10,000,000	10,000,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 106	a,c,d	0.30%		04/07/11	4,500,000	4,500,000
Homeowner Mortgage RB Series 109	a,c,d	0.34%		04/07/11	9,925,000	9,925,000
Homeowner Mortgage RB Series 115	a,c	0.30%		04/07/11	33,750,000	33,750,000
Homeowner Mortgage RB Series 137	a,c,d	0.30%		04/07/11	2,690,000	2,690,000
Homeowner Mortgage RB Series 145&148	a,c,d	0.36%		04/07/11	3,545,000	3,545,000
Homeowner Mortgage RB Series 153	a,c	0.30%		04/07/11	46,700,000	46,700,000
Homeowner Mortgage RB Series 154	a,c	0.36%		04/07/11	8,500,000	8,500,000
Homeowner Mortgage RB Series 29	a,c,d	0.34%		04/07/11	15,345,000	15,345,000
New York State Power Auth
CP Series 1		0.36%	05/06/11	11/05/11	28,000,000	28,000,000
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2008A		5.00%		06/01/11	2,690,000	2,710,055
Niagara Cnty
BAN Series 2011		1.50%		02/07/12	18,400,000	18,540,681

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Syracuse CSD
GO BAN 2010		1.25%		08/19/11	15,985,000	16,031,356
Port Auth of New York & New Jersey
Consolidated Bonds 126th Series		5.50%		11/15/11	5,330,000	5,496,310
Consolidated Bonds 136th Series	a,c,d	0.35%		04/07/11	7,320,000	7,320,000
Consolidated Bonds 137th Series	a,c,d	0.35%		04/07/11	4,050,000	4,050,000
Consolidated Bonds 141st Series	a,c,d	0.27%		04/07/11	11,805,000	11,805,000
	a,c,d	0.30%		04/07/11	18,165,000	18,165,000
Consolidated Bonds 143rd Series	a,c,d	0.34%		04/07/11	7,870,000	7,870,000
Consolidated Bonds 146th Series	a,c,d	0.49%		04/07/11	75,635,000	75,635,000
Consolidated Bonds 147th Series	a,c,d	0.31%		04/07/11	36,820,000	36,820,000
Consolidated Bonds 148th Series	a,c,d	0.26%		04/07/11	5,800,000	5,800,000
Consolidated Bonds 152nd Series	a,c,d	0.34%		04/07/11	28,540,000	28,540,000
CP Series B		0.36%		06/08/11	10,795,000	10,795,000
Sachem CSD at Holbrook
TAN 2010-2011		1.50%		06/23/11	33,000,000	33,084,536
Tarrytown
BAN Series 2010B		1.50%		11/10/11	14,413,000	14,510,304
Triborough Bridge & Tunnel Auth
General Refunding RB Series 2005B2	a,c	0.30%		04/07/11	3,500,000	3,500,000
William Floyd UFSD
TAN 2010-2011		1.25%		06/30/11	25,000,000	25,053,619

						874,183,838

North Carolina 1.5%
Durham Cnty Industrial Facilities & Pollution Control Financing Auth
Bonds (The Chesterfield) Series 2010	b	0.45%		04/14/11	9,000,000	9,000,000
Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor) Series 2000A	a	0.45%		04/07/11	26,500,000	26,500,000
Mecklenburg Cnty
GO Refunding Bonds Series 2009D	a,e	0.35%		10/27/11	19,320,000	19,320,000
North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health) Series 2006	a,b,c,d	0.26%		04/07/11	28,755,000	28,755,000
North Carolina State Education Assistance Auth
Student Loan Refunding RB Series 2008-2A1	a,b	0.28%		04/07/11	20,800,000	20,800,000
Student Loan Refunding RB Series 2008-2A2	a,b	0.28%		04/07/11	9,570,000	9,570,000
Student Loan Refunding RB Series 2008-3A1	a,b	0.27%		04/07/11	19,355,000	19,355,000
Student Loan Refunding RB Series 2008-3A2	a,b	0.27%		04/07/11	22,945,000	22,945,000
Student Loan Refunding RB Series 2008-5	a,b	0.31%		04/07/11	28,195,000	28,195,000
Piedmont Triad Airport Auth
Airport RB Series 2008B	a,b	0.24%		04/07/11	3,720,000	3,720,000
Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A	a,b	0.41%		04/07/11	7,180,000	7,180,000
Union Cnty
COP Series 2006	b,c,d	0.40%		07/20/11	10,315,000	10,315,000

						205,655,000

North Dakota 0.1%
North Dakota HFA
Home Mortgage Finance Program Series 2009B	a,c	0.27%		04/07/11	8,480,000	8,480,000

Ohio 1.4%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds Series 2007A2	a,b,c,d	0.25%		04/07/11	55,835,000	55,835,000
Cincinnati SD
Unlimited Tax GO Refunding Bonds Series 2006	a,c,d	0.43%		04/07/11	26,315,000	26,315,000
Cleveland
Airport System RB Series 2000C	b,c,d	0.40%		07/14/11	31,300,000	31,300,000
Water RB Series 2007O	a,c,d	0.25%		04/07/11	14,850,000	14,850,000
Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB (Judson) Series 2005A	a,b	0.26%		04/07/11	21,005,000	21,005,000
Development Refunding RB (Judson) Series 2005B	a,b	0.26%		04/07/11	7,735,000	7,735,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Columbus Regional Airport Auth
Airport Refunding RB Series 2007	a,b,c,d	0.25%		04/07/11	5,000,000	5,000,000
Montgomery Cnty
RB (Catholic Health Initiatives) Series 2008C2		4.10%		11/10/11	3,550,000	3,628,716
RB (Catholic Health Initiatives) Series 2009A	c,d	0.45%		05/19/11	20,000,000	20,000,000
Ohio
Hospital Refunding RB (Cleveland Clinic Health System) Series 2009A	a,c,d	0.25%		04/07/11	7,000,000	7,000,000

						192,668,716

Oklahoma 0.1%
Oklahoma Development Finance Auth
RB (Shawnee Funding) Series 1996	a,b	0.29%		04/07/11	3,100,000	3,100,000
Oklahoma State Student Loan Auth
Student Loan Bonds & Notes Series 2008 IIA-1	a,b	0.28%		04/07/11	17,465,000	17,465,000

						20,565,000

Oregon 1.1%
Multnomah Cnty Hospital Facilities Auth
RB (Providence Health System) Series 2004	a,c,d	0.32%		04/07/11	5,895,000	5,895,000
Oregon
TAN Series 2010A		2.00%		06/30/11	150,000,000	150,593,036
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2008I	a,c	0.26%		04/07/11	3,600,000	3,600,000

						160,088,036

Pennsylvania 2.2%
Berks Cnty Municipal Auth
RB (Phoebe-Devitt Homes) Series 2008A	a,b	0.33%		04/07/11	1,585,000	1,585,000
Butler Cnty General Auth
School RB (Butler Area SD) Series 2007	a,b,c,d	0.25%		04/07/11	2,395,000	2,395,000
Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005	a,b	0.27%		04/07/11	5,755,000	5,755,000
Crawford Cnty IDA
RB (Greenleaf Corp) Series 2007	a,b	0.32%		04/07/11	7,030,000	7,030,000
Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A	a,b,c,d	0.30%		04/07/11	9,635,000	9,635,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B	a,b	0.30%		04/07/11	7,025,000	7,025,000
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009	b,c,d	0.45%		06/02/11	6,995,000	6,995,000
Montgomery Cnty IDA
RB (Waverly Heights) Series 2009	a,b	0.26%		04/07/11	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A	a,b	0.25%		04/07/11	1,370,000	1,370,000
North Hampton Cnty
RB (Binney & Smith) Series 1997B	a,b	0.54%		04/07/11	600,000	600,000
Pennsylvania
GO Bonds Second Series 2007A	a,c,d	0.24%		04/07/11	4,980,000	4,980,000
Pennsylvania Economic Development Financing Auth
RB (Amtrak) Series 2001B	a,b	0.27%		04/07/11	5,310,000	5,310,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg) Series 1986	a,b	0.28%		04/07/11	580,000	580,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-73A&74B	a,c,d	0.36%		04/07/11	2,140,000	2,140,000
S/F Mortgage RB Series 2004-77B	a,c	0.24%		04/07/11	5,975,000	5,975,000
S/F Mortgage RB Series 2004-82B	a,c	0.25%		04/07/11	3,690,000	3,690,000
S/F Mortgage RB Series 2005-88B	a,c	0.30%		04/07/11	1,955,000	1,955,000
S/F Mortgage RB Series 2005-88C	a,c	0.30%		04/07/11	16,150,000	16,150,000
S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A	a,c,d	0.28%		04/07/11	8,719,970	8,719,970

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2006-94B	a,c	0.37%		04/07/11	11,315,000	11,315,000
S/F Mortgage RB Series 2006-95A	a,c,d	0.31%		04/07/11	2,400,000	2,400,000
S/F Mortgage RB Series 2006-99A, 2007-99A&100A	a,c,d	0.31%		04/07/11	26,965,000	26,965,000
Pennsylvania State Turnpike Commission
Turnpike RB Series 2004A	a,b,c,d	0.26%		04/07/11	28,215,000	28,215,000
Philadelphia
Airport RB Series 2007A	a,b,c,d	0.27%		04/07/11	20,060,000	20,060,000
Airport Refunding RB Series 2007B	a,b,c,d	0.27%		04/07/11	2,850,000	2,850,000
Philadelphia IDA
RB (Fox Chase Cancer Center) Series 2007B	a,b,c,d	0.25%		04/07/11	17,795,000	17,795,000
RB (Philadelphia Protestant Home) Series 2008	a,b	0.27%		04/07/11	1,220,000	1,220,000
Philadelphia Redevelopment Auth
Qualified Redevelopment RB Series 2005B	a,b,c,d	0.27%		04/07/11	30,250,000	30,250,000
Philadelphia SD
TRAN 2010-2011 Series A		2.50%		06/30/11	49,250,000	49,401,478
Temple Univ
Funding Obligations Series 2010		1.50%		04/06/11	22,000,000	22,002,936

						311,364,384

Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 56A	a,c,d	0.31%		04/07/11	9,045,000	9,045,000
Homeownership Opportunity Bonds Series 58A	a,c,d	0.29%		04/07/11	7,895,000	7,895,000

						16,940,000

South Carolina 0.8%
Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006	a,c,d	0.26%		04/07/11	9,615,000	9,615,000
	a,c,d	0.43%		04/07/11	1,660,000	1,660,000
Greenville
IDRB (Stevens Aviation Technical Services) Series 1997	a,b	0.46%		04/07/11	8,300,000	8,300,000
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009	b,c,d	0.45%		06/02/11	7,410,000	7,410,000
South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A	a,b	0.30%		04/07/11	7,735,000	7,735,000
Mortgage RB Series 2006A2	a,c,d	0.29%		04/07/11	11,620,000	11,620,000
South Carolina Jobs Economic Development Auth
IRB (SC Electric & Gas) Series 2008	a,b	0.31%		04/07/11	7,000,000	7,000,000
IRB (South Carolina Generating) Series 2008	a,b	0.31%		04/07/11	5,000,000	5,000,000
RB (Holcim) Series 2003	a,b	0.35%		04/07/11	25,000,000	25,000,000
RB (Innovative Fibers) Series 2007	a,b	0.34%		04/07/11	5,900,000	5,900,000
South Carolina Public Service Auth
Revenue Obligation Series 2004A	a,c,d	0.26%		04/07/11	23,760,000	23,760,000

						113,000,000

South Dakota 0.8%
South Dakota Health & Educational Facilities Auth
RB (Avera Health) Series 2008A1	a,b	0.26%		04/07/11	35,800,000	35,800,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2003B&H, 2004B&2005B	a,c,d	0.37%		04/07/11	3,020,000	3,020,000
Homeownership Mortgage Bonds Series 2003I	a,c	0.28%		04/07/11	7,820,000	7,820,000
Homeownership Mortgage Bonds Series 2004G	a,c	0.27%		04/07/11	9,000,000	9,000,000
Homeownership Mortgage Bonds Series 2005C	a,c	0.28%		04/07/11	41,000,000	41,000,000
Homeownership Mortgage Bonds Series 2005K	a,c,d	0.31%		04/07/11	5,970,000	5,970,000
Homeownership Mortgage Bonds Series 2008C	a,c	0.26%		04/07/11	5,000,000	5,000,000
M/F Housing RB (Harmony Heights) Series 2001	a,b	0.29%		04/07/11	6,500,000	6,500,000

						114,110,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Tennessee 4.1%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds Series E5B	a,b	0.26%		04/07/11	6,400,000	6,400,000
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997	a,b	0.28%		04/07/11	1,800,000	1,800,000
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001	a,b	0.40%		04/07/11	1,110,000	1,110,000
Jackson Energy Auth
Wastewater System Refunding RB Series 2009	a,b	0.26%		04/07/11	9,000,000	9,000,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005	a,b	0.28%		04/07/11	2,200,000	2,200,000
Lewisburg IDB
Solid Waste Disposal RB (Waste Management) Series 2003	a,b	0.26%		04/07/11	15,000,000	15,000,000
Memphis & Shelby Cnty IDB
Exempt Facilities RB (Nucor) Series 2007	a	0.30%		04/07/11	28,000,000	28,000,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005	a,b	0.28%		04/07/11	8,060,000	8,060,000
M/F Housing RB (Chippington Tower Apts I & II) Series 2005	a,b	0.36%		04/07/11	13,145,000	13,145,000
M/F Housing RB (Jackson Grove Apts) Series 2006A	a,b	0.29%		04/07/11	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991	a,b	0.26%		04/07/11	11,320,000	11,320,000
Metro Government of Nashville & Davidson Cnty IDB
RB (Nashville Symphony Hall) Series 2004	a,b	0.28%		04/07/11	15,395,000	15,395,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995	a,b,d	0.30%		04/07/11	1,880,000	1,880,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997	a,b	0.28%		04/07/11	13,585,000	13,585,000
Municipal Energy Acquisition Corp
Gas RB Series 2006A	a,b,c,d	0.30%		04/07/11	109,740,000	109,740,000
Gas RB Series 2006B	a,b,c,d	0.30%		04/07/11	131,330,000	131,330,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1	a,b	0.34%		04/07/11	13,150,000	13,150,000
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B	a,b,c,d	0.33%		04/07/11	7,495,000	7,495,000
RB (Rhodes College) Series 2000	a,b	0.27%		04/07/11	8,820,000	8,820,000
Tennergy Corp
Gas RB Series 2006A	a,b,c,d	0.30%		04/07/11	166,595,000	166,595,000

						574,025,000

Texas 11.9%
Austin
Sub Lien Refunding RB (Hotel Occupancy Tax) Series 2008A	a,b	0.30%		04/07/11	7,000,000	7,000,000
Water & Wastewater System Refunding RB Series 2006A	c,d	0.43%		11/03/11	17,031,000	17,031,000
Water & Wastewater System Refunding RB Series 2008	a,b	0.31%		04/07/11	3,470,000	3,470,000
Caddo Mills ISD
Unlimited Tax Bonds Series 2007	a,b,c,d	0.25%		04/07/11	5,205,000	5,205,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008	a,b	0.32%		04/07/11	10,000,000	10,000,000
Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2008	a,b,c,d	0.25%		04/07/11	16,685,000	16,685,000
Unlimited Tax Refunding Bonds Series 2008A	a,b,c,d	0.32%		04/07/11	5,000,000	5,000,000
Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2005A	b,c,d	0.43%		11/03/11	14,580,000	14,580,000
Unlimited Tax Refunding GO Bonds Series 2001	a,b,c,d	0.25%		04/07/11	6,650,000	6,650,000
Dallas
Waterworks & Sewer System CP Series D	c	0.32%		06/07/11	2,200,000	2,200,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008	a,c,d	0.25%		04/07/11	22,100,000	22,100,000
Sr Lien Sales Tax Refunding RB Series 2007	a,c,d	0.43%		04/07/11	18,405,000	18,405,000
Dallas Fort Worth International Airport
Joint Revenue Improvement Bonds Series 2010A	b,c,d	0.48%		08/18/11	24,830,000	24,830,000
Denton ISD
Unlimited Tax Refunding GO Bonds Series 2006	a,b,c,d	0.46%		04/07/11	6,625,000	6,625,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
El Paso Cnty Hospital District
GO Bonds Series 2008A	a,c,d	0.30%		04/07/11	8,930,000	8,930,000
Garland ISD
Unlimited Tax GO Bonds Series 2004B	b,c	0.32%		04/06/11	22,700,000	22,700,000
Grand Prairie IDA
IDRB (NTA Leasing) Series 1994	a,b	0.28%		04/07/11	595,000	595,000
Grapevine Industrial Development Corp
Airport RB (Singer Co) Series 1983A	b	0.55%		04/01/11	19,000,000	19,000,000
Hale Cnty Industrial Development Corp
IDRB (Jess Visser d/b/a White River Ranch) Series 2004	a,b	0.40%		04/07/11	4,000,000	4,000,000
RB (Silverado Developments) Series 2008	a,b	0.45%		04/07/11	5,400,000	5,400,000
Harris Cnty
Unlimited Tax Road & Refunding Bonds Series 2006B	c,d	0.37%		04/14/11	13,665,000	13,665,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare System) Series 2010B	a,b,c,d	0.25%		04/07/11	11,000,000	11,000,000
Refunding RB (Methodist Hospital System) Series 2009C1		0.35%		06/07/11	10,000,000	10,000,000
		0.37%		08/04/11	13,000,000	13,000,000
		0.40%		10/05/11	20,000,000	20,000,000
		0.40%		11/03/11	50,000,000	50,000,000
Harris Cnty Health Facilities Development Corp
Health Care System RB (Sisters of Charity of the Incarnate Word) Series 1997B	a,b,c,d	0.43%		04/07/11	9,395,000	9,395,000
Hospital Refunding RB (Memorial Hermann Healthcare System) Series 2008A	a,c	0.32%		04/07/11	20,000,000	20,000,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Dominion Square Apts) Series 2000	a,b	0.49%		04/07/11	2,825,000	2,825,000
Houston
Airport System Sub Lien Refunding RB Series 2007B	a,b,c,d	0.25%		04/07/11	28,020,000	28,020,000
	a,b,c,d	0.40%		04/07/11	23,000,000	23,000,000
First Lien Refunding RB Series 2004A	a,b,c,d	0.25%		04/07/11	23,795,000	23,795,000
First Lien Refunding RB Series 2007B	a,b,c,d	0.25%		04/07/11	11,130,000	11,130,000
First Lien Refunding RB Series 2009A	a,c,d	0.25%		04/07/11	4,500,000	4,500,000
Jr Lien Refunding RB Series 1998A	a,c,d	0.25%		04/07/11	155,000	155,000
TRAN Series 2010		2.00%		06/30/11	100,000,000	100,390,412
Houston Community College
Maintenance Tax Notes Series 2008	a,b,c,d	0.25%		04/07/11	4,115,000	4,115,000
Houston ISD
Limited Tax Bonds Series 2008	a,b,c,d	0.25%		04/07/11	14,895,000	14,895,000
Houston Port Auth
Unlimited Tax Refunding Bonds Series 2008A	a,c,d	0.35%		04/07/11	12,610,000	12,610,000
Jefferson Cnty Industrial Development Corp
Hurricane Ike Disaster Area RB (Jefferson Refinery) Series 2010	b	0.55%		06/30/11	106,000,000	106,000,000
Jewett Economic Development Corp
IDRB (Nucor Corp) Series 2003	a	0.30%		04/07/11	6,200,000	6,200,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990	a,b	0.32%		04/07/11	13,600,000	13,600,000
Lower Colorado River Auth
Refunding RB Series 1999A	a,b,c,d	0.26%		04/07/11	4,340,000	4,340,000
Transmission Contract Refunding RB Series 2009	b,c,d	0.38%		07/28/11	14,620,000	14,620,000
Transmission Contract Revenue CP Notes	b	0.29%		04/05/11	7,500,000	7,500,000
Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A	b,c,d	0.38%		07/28/11	7,495,000	7,495,000
New Caney ISD
Unlimited Tax Bonds Series 2006	a,b,c,d	0.26%		04/07/11	6,595,000	6,595,000
North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009	a,c,d	0.25%		04/07/11	17,490,000	17,490,000
North East ISD
Unlimited Tax Bonds Series 2007A	a,b,c,d	0.24%		04/07/11	5,475,000	5,475,000
	a,b,c,d	0.25%		04/07/11	9,045,000	9,045,000
Unlimited Tax Refunding Bonds Series 2007	a,b,c,d	0.25%		04/07/11	13,260,000	13,260,000
	a,b,c,d	0.43%		04/07/11	4,135,000	4,135,000
North Texas Higher Education Auth
Student Loan RB Series 1998	a,b	0.26%		04/07/11	35,000,000	35,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Texas Tollway Auth
System Refunding RB Series 2008D	a,b,c,d	0.25%		04/07/11	98,332,000	98,332,000
Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A3	a,c,d	0.32%		04/07/11	6,995,000	6,995,000
Student Loan RB Series 2010-1A4	a,c,d	0.32%		04/07/11	28,520,000	28,520,000
	b,c,d	0.40%		09/15/11	29,995,000	29,995,000
Parmer Cnty Industrial Development Corp
RB (Visser Family Trust) Series 2008	a,b	0.40%		04/07/11	1,600,000	1,600,000
Port Arthur Navigation District Industrial Development Corp
RB (TOTAL Petrochemicals USA) Series 2010A	a	0.26%		04/07/11	32,000,000	32,000,000
Port of Port Arthur Navigation District
RB (TOTAL Petrochemicals USA) Series 2009	a	0.26%		04/07/11	8,000,000	8,000,000
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ) Series 2007	a,b,c,d	0.25%		04/07/11	8,600,000	8,600,000
Round Rock ISD
Unlimited Tax Bonds Series 2007	a,b,c,d	0.28%		04/07/11	11,055,000	11,055,000
San Antonio
Electric & Gas System CP Series A	c	0.31%		05/12/11	4,500,000	4,500,000
Electric & Gas System Refunding RB New Series 2009A	a,c,d	0.25%		04/07/11	9,020,000	9,020,000
Tax & Revenue Certificates of Obligation Series 2006	c,d	0.43%		07/21/11	43,000	43,000
Unlimited Tax Refunding Bonds Series 2001B	a,b,c,d	0.26%		04/07/11	4,900,000	4,900,000
Water System CP Notes Series A	c	0.29%		06/06/11	17,900,000	17,900,000
Water System Refunding RB Series 2005	a,c,d	0.25%		04/07/11	46,055,000	46,055,000
San Jacinto Community College District
Limited Tax GO Bonds Series 2008	a,c,d	0.25%		04/07/11	7,500,000	7,500,000
Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006	a,b	0.26%		04/07/11	13,800,000	13,800,000
Spring Branch ISD
Limited Tax Bonds Series 2008	a,b,c,d	0.25%		04/07/11	1,500,000	1,500,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010	c,d	0.43%		08/25/11	24,055,000	24,055,000
Refunding RB (Texas Health Resources) Series 2007A	a,c,d	0.32%		04/07/11	14,420,000	14,420,000
Texas
GO Bonds Series 2004B	a,c	0.32%		04/07/11	19,860,000	19,860,000
GO Refunding Bonds (College Student Loan) Series 2006	a,c	0.27%		04/07/11	67,155,000	67,155,000
TRAN Series 2010		2.00%		08/31/11	105,000,000	105,709,252
Texas A&M Univ
Permanent Univ Fund Bonds Series 1998	a,c,d	0.43%		04/07/11	31,390,000	31,390,000
Texas Dept of Housing & Community Affairs
Housing Refunding RB (Addison Park Apts) Series 2008	a,b	0.32%		04/07/11	13,690,000	13,690,000
M/F Housing RB (Atascocita Pines Apts) Series 2005	a,b	0.27%		04/07/11	11,500,000	11,500,000
M/F Housing RB (Bristol Apts) Series 2004	a,b	0.27%		04/07/11	8,200,000	8,200,000
M/F Housing RB (Creek Point Apts) Series 2000	a,b	0.28%		04/07/11	6,160,000	6,160,000
M/F Housing RB (Montgomery Pines Apts) Series 2004	a,b	0.27%		04/07/11	12,000,000	12,000,000
M/F Housing RB (Pinnacle Apts) Series 2004	a,b	0.26%		04/07/11	6,900,000	6,900,000
M/F Housing RB (Tower Ridge Apts) Series 2005	a,b	0.32%		04/07/11	15,000,000	15,000,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008	a,b	0.28%		04/07/11	12,700,000	12,700,000
S/F Mortgage RB Series 2007B	a,c,d	0.30%		04/07/11	10,000,000	10,000,000
Texas Transportation Commission
GO Mobility Fund Bonds Series 2005A	a,c,d	0.25%		04/07/11	3,790,000	3,790,000
GO Mobility Fund Bonds Series 2006	a,c,d	0.32%		04/07/11	8,750,000	8,750,000
GO Mobility Fund Bonds Series 2006A	a,c,d	0.24%		04/07/11	6,420,000	6,420,000
GO Mobility Fund Bonds Series 2007	a,c,d	0.25%		04/07/11	65,700,000	65,700,000
	a,c,d	0.32%		04/07/11	10,841,000	10,841,000
State Highway Fund First Tier RB Series 2006B	a,c	0.32%		04/07/11	25,700,000	25,700,000
Texas Water Development Board
Water Financial Assistance GO Bonds Series 2007D	a,c,d	0.27%		04/07/11	5,800,000	5,800,000
Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal) Series 1999	a,b	0.34%		04/07/11	1,540,000	1,540,000
Univ of North Texas
Revenue Financing System Bonds Series 2007	a,b,c,d	0.25%		04/07/11	12,815,000	12,815,000

						1,674,066,664

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Utah 0.8%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008	a,b	0.28%		04/07/11	12,100,000	12,100,000
Riverton
Hospital RB (IHC Health Services) Series 2009	c,d	0.38%		07/28/11	18,695,000	18,695,000
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008	a,b	0.28%		04/07/11	14,225,000	14,225,000
Utah Transit Auth
Sales Tax RB Series 2008A	a,c,d	0.31%		04/07/11	3,160,000	3,160,000
	c,d	0.43%		07/28/11	39,310,000	39,310,000
Sub Sales Tax Refunding RB Series 2007A	a,c,d	0.43%		04/07/11	18,510,000	18,510,000

						106,000,000

Vermont 0.3%
Vermont Economic Development Auth
IDRB (Agri-Mark) Series 1999A	a,b	0.40%		04/07/11	17,000,000	17,000,000
IDRB (Agri-Mark) Series 1999B	a,b	0.40%		04/07/11	1,000,000	1,000,000
Vermont HFA
Multiple Purpose Bonds Series 2007A	a,c	0.38%		04/07/11	10,800,000	10,800,000
Multiple Purpose Bonds Series 2007C	a,c	0.38%		04/07/11	16,500,000	16,500,000

						45,300,000

Virginia 1.1%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2010A1	a,e	0.37%		10/27/11	6,000,000	6,000,000
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts) Series 2008	a,b	0.29%		04/07/11	9,950,000	9,950,000
King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996	a,b	0.30%		04/07/11	3,700,000	3,700,000
Newport News IDA
RB (CNU Warwick Student Apts) Series 2004	a,b	0.28%		04/07/11	3,865,000	3,865,000
Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)		0.30%		05/06/11	15,000,000	15,000,000
		0.30%		05/16/11	50,000,000	50,000,000
Hospital Facilities RB (Sentara Healthcare) Series 2010B	a,e	0.37%		10/27/11	10,905,000	10,905,000
Southeastern Public Service Auth
Sr Parity RB (Regional Solid Waste System) Series 2007A	a,b	0.31%		04/07/11	15,225,000	15,225,000
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2001H1	a,c,d	0.30%		04/07/11	6,315,000	6,315,000
Commonwealth Mortgage Bonds Series 2004C5		3.80%		07/01/11	800,000	805,809
Commonwealth Mortgage Bonds Series 2005C1	a,c,d	0.31%		04/07/11	5,100,000	5,100,000
Commonwealth Mortgage Bonds Series 2007A5		3.75%		01/01/12	7,590,000	7,763,708
Homeownership Mortgage Bonds Series 2010B		0.60%		09/01/11	2,900,000	2,900,000
Mortgage Bonds Series 2007A4		3.15%		10/01/11	3,450,000	3,491,946
		3.50%		04/01/12	3,375,000	3,465,383
Rental Housing Bonds Series 2009E	a,c,d	0.25%		04/07/11	6,555,000	6,555,000
Virginia Port Auth
Port Facilities RB Series 2006	a,b,c,d	0.33%		04/07/11	6,285,000	6,285,000

						157,326,846

Washington 3.8%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A	a,c,d	0.25%		04/07/11	12,615,000	12,615,000
Chelan Cnty Public Utility District No.1
RB (Chelan Hydro Consolidated System) Series 2001A	a,c,d	0.35%		04/07/11	1,500,000	1,500,000
RB (Chelan Hydro Consolidated System) Series 2001A&B & Refunding RB Series 2001C	a,c,d	0.40%		04/07/11	9,970,000	9,970,000
Douglas Cnty Development Corp
RB (Executive Flight) Series 1998	a,b	0.64%		04/07/11	5,100,000	5,100,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
King Cnty
Sewer RB Series 2002A	a,c,d	0.26%		04/07/11	10,000,000	10,000,000
Sewer RB Series 2007	a,c,d	0.25%		04/07/11	31,250,000	31,250,000
Sewer RB Second Series 2006	a,c,d	0.32%		04/07/11	10,000,000	10,000,000
Sewer Revenue & Refunding Bonds Series 2010	a,c,d	0.32%		04/07/11	7,500,000	7,500,000
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds Series 2008A	a,b,c,d	0.25%		04/07/11	7,850,000	7,850,000
Metropolitan Washington Airports Auth
Airport System Revenue CP Series One A1-2&B	b	0.34%		06/20/11	20,000,000	20,000,000
Olympia
Solid Waste RB (LeMay Enterprises) Series 1999	a,b	0.30%		04/07/11	2,120,000	2,120,000
Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade) Series 1996	a,b	0.30%		04/07/11	3,945,000	3,945,000
Port of Seattle
Passenger Facility Charge Refunding RB Series 2010B		1.50%		12/01/11	10,090,000	10,137,553
RB Series 2001B		5.50%		04/01/11	10,165,000	10,165,000
RB Series 2003B	a,c,d	0.40%		04/07/11	5,140,000	5,140,000
RB Series 2007B	a,c,d	0.32%		04/07/11	5,800,000	5,800,000
Sub Lien Refunding RB Series 2008	a,b	0.26%		04/07/11	8,000,000	8,000,000
Port of Tacoma
Sub Lien Revenue Notes CP Series 2002A&B	b	0.33%		06/02/11	27,000,000	27,000,000
Seattle Drainage & Wastewater System
Drainage & Wastewater RB 2008	a,c,d	0.25%		04/07/11	8,090,000	8,090,000
Seattle Housing Auth
RB (CHHIP & HRG Projects) Series 1996	a,b	0.32%		04/07/11	2,960,000	2,960,000
Washington
GO Bonds Series 2003C	a,c,d	0.26%		04/07/11	6,545,000	6,545,000
GO Bonds Series 2007A	a,c,d	0.25%		04/07/11	5,445,000	5,445,000
GO Bonds Series 2007C	a,c,d	0.25%		04/07/11	11,690,000	11,690,000
GO Bonds Series 2008C	a,c,d	0.25%		04/07/11	4,920,000	4,920,000
GO Bonds Series 2009E	a,c,d	0.25%		04/07/11	5,000,000	5,000,000
GO Bonds Series 2011B	a,c,d	0.25%		04/07/11	4,000,000	4,000,000
Motor Vehicle Fuel Tax GO Bonds Series 2006E	a,c,d	0.25%		04/07/11	6,100,000	6,100,000
Motor Vehicle Fuel Tax GO Bonds Series 2008B	a,c,d	0.25%		04/07/11	25,010,000	25,010,000
Motor Vehicle Fuel Tax GO Bonds Series R2010C	a,c,d	0.25%		04/07/11	6,400,000	6,400,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K	a,b	0.38%		04/07/11	5,330,000	5,330,000
Solid Waste Disposal RB (Lemay Enterprises) Series 2005B	a,b	0.32%		04/07/11	10,585,000	10,585,000
Solid Waste Disposal RB (Specialty Chemical Products) Series 2007	a,b	0.35%		04/07/11	20,800,000	20,800,000
Solid Waste Disposal RB (Waste Management) Series 2000C	a,b	0.32%		04/07/11	17,900,000	17,900,000
Solid Waste Disposal RB (Waste Management) Series 2000H	a,b	0.32%		04/07/11	13,650,000	13,650,000
Solid Waste Disposal RB (Waste Management) Series 2000I	a,b	0.32%		04/07/11	18,885,000	18,885,000
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2008D	a,c,d	0.25%		04/07/11	7,505,000	7,505,000
RB (Children’s Hospital & Regional Medical Center) Series 2008A	a,b	0.28%		04/07/11	8,610,000	8,610,000
RB (Providence Health & Services) Series 2010A	a,c,d	0.32%		04/07/11	9,375,000	9,375,000
RB (Yakima Valley Farm Workers Clinic) Series 1997	a,b	0.69%		04/07/11	1,300,000	1,300,000
Washington Higher Education Facilities Auth
Refunding RB (Univ of Puget Sound) Series 2006A	a,b	0.27%		04/07/11	7,265,000	7,265,000
Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997	a,b	0.27%		04/07/11	10,750,000	10,750,000
M/F Housing RB (Brittany Park Phase II) Series 1998A	a,b	0.28%		04/07/11	3,480,000	3,480,000
M/F Housing RB (Brittany Park) Series 1996A	a,b	0.28%		04/07/11	8,930,000	8,930,000
M/F Housing RB (Fairwinds Redmond) Series 2005A	a,b	0.26%		04/07/11	7,500,000	7,500,000
M/F Housing RB (Forest Creek Apts) Series 2006	a,b	0.27%		04/07/11	13,680,000	13,680,000
M/F Housing RB (Highlander Apts) Series 2004A	a,b	0.28%		04/07/11	7,000,000	7,000,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A	a,b	0.32%		04/07/11	6,280,000	6,280,000
M/F Housing RB (Merrill Gardens) Series 1997A	a,b	0.28%		04/07/11	6,125,000	6,125,000
M/F Housing RB (Parkview Apts) Series 2008	a,b	0.30%		04/07/11	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A	a,b	0.27%		04/07/11	12,750,000	12,750,000
M/F Housing RB (Seasons Apts) Series 2006	a,b	0.32%		04/07/11	19,940,000	19,940,000
M/F Housing RB (Silver Creek Apts) Series 2004	a,b	0.27%		04/07/11	4,100,000	4,100,000
M/F Housing RB (Vintage at Burien) Series 2004A	a,b	0.28%		04/07/11	6,570,000	6,570,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Vintage at Chehalis Sr Living) Series 2006	a,b	0.28%		04/07/11	8,190,000	8,190,000
M/F Housing RB (Woodrose Apts) Series 1999A	a,b	0.28%		04/07/11	6,750,000	6,750,000
M/F Mortgage RB (Canyon Lakes) Series 1993	a,b	0.28%		04/07/11	3,700,000	3,700,000
M/F Mortgage RB (Meridian Court Apts) Series 1996	a,b	0.28%		04/07/11	6,700,000	6,700,000
M/F RB (Cedar Ridge Retirement) Series 2005A	a,b	0.27%		04/07/11	5,030,000	5,030,000
Yakima Cnty
IDRB (Cowiche Growers) Series 1998	a,b	0.79%		04/07/11	1,000,000	1,000,000

						536,992,553

West Virginia 0.4%
Cabell Cnty
Univ Facilities RB (Provident Group-Marshall Properties) Series 2010A	a,b	0.26%		04/07/11	20,000,000	20,000,000
West Virginia Hospital Finance Auth
Refunding & RB (Charleston Area Medical Center) Series 2009A	b,c,d	0.40%		09/08/11	15,530,000	15,530,000
West Virginia Housing Development Fund
HFA Bonds Series 2008B	a,c	0.28%		04/07/11	10,000,000	10,000,000
West Virginia Water Development Auth
Water Development RB Series 2005A	a,b,c,d	0.24%		04/07/11	9,175,000	9,175,000

						54,705,000

Wisconsin 2.3%
Brokaw
Sewage & Solid Waste RB (Wausau Paper Mills) Series 1995	a,b	0.50%		04/07/11	9,500,000	9,500,000
Milwaukee
RAN Series 2010M8		2.00%		06/27/11	32,500,000	32,627,645
Oostburg
IDRB (Dutchland Plastics) Series 2007	a,b	0.28%		04/07/11	6,410,000	6,410,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007	a,b	0.29%		04/07/11	10,000,000	10,000,000
Waukesha Cnty Housing Auth
Housing RB (Alta Mira) Series 2004	a,b	0.26%		04/07/11	6,200,000	6,200,000
Wisconsin
GO Bonds Series 2006C	a,c,d	0.31%		04/07/11	5,525,000	5,525,000
GO CP Notes 2005A	c	0.29%		05/06/11	22,715,000	22,715,000
GO CP Notes 2006A	c	0.29%		05/06/11	16,462,000	16,462,000
Operating Notes 2010		2.00%		06/15/11	45,000,000	45,139,738
Transportation RB Series 2007A	b,c,d	0.40%		09/22/11	8,070,000	8,070,000
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A	b	0.42%		09/01/11	10,000,000	10,000,000
RB (Aurora Health Care) Series 2008B	b	0.42%		09/01/11	20,000,000	20,000,000
RB (Aurora Health Care) Series 2010C	b	0.45%		12/02/11	35,000,000	35,000,000
	b	0.45%		12/08/11	38,405,000	38,405,000
Refunding RB (Reedsburg Area Medical Center) Series 2010B	a,b	0.25%		04/07/11	15,000,000	15,000,000
Wisconsin Housing & Economic Development Auth
Homeownership RB Series 2003C	a,c	0.32%		04/07/11	18,475,000	18,475,000
Homeownership RB Series 2005C	a,c	0.30%		04/07/11	4,000,000	4,000,000
Homeownership RB Series 2006E	a,c,d	0.31%		04/07/11	1,900,000	1,900,000
Housing RB Series 2007C	a,c	0.40%		04/07/11	3,755,000	3,755,000
Housing RB Series 2008A	a,c	0.40%		04/07/11	6,335,000	6,335,000
Housing RB Series 2008D	a,c	0.40%		04/07/11	4,300,000	4,300,000
Housing RB Series 2008E	a,c	0.40%		04/07/11	3,095,000	3,095,000

						322,914,383

Wyoming 0.9%
Green River
RB (Rhone-Poulenc) Series 1994	a,b	0.40%		04/07/11	11,400,000	11,400,000
Wyoming Community Development Auth
Housing RB 2004 Series 11	a,c	0.28%		04/07/11	5,000,000	5,000,000
Housing RB 2004 Series 6	a,c	0.28%		04/07/11	5,000,000	5,000,000
Housing RB 2004 Series 9	a,c	0.28%		04/07/11	5,000,000	5,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB 2005 Series 2	a,c	0.28%		04/07/11	8,000,000	8,000,000
Housing RB 2005 Series 7	a,c	0.28%		04/07/11	8,000,000	8,000,000
Housing RB 2007 Series 10	a,c,d	0.35%		04/07/11	11,835,000	11,835,000
Housing RB 2007 Series 2	a,c	0.28%		04/07/11	6,000,000	6,000,000
S/F Mortgage Bonds Series 2002A	a,c	0.23%		04/07/11	10,000,000	10,000,000
Wyoming Student Loan Corp
Student Loan Refunding RB Sr Series 2010A1	a,b	0.25%		04/07/11	1,370,000	1,370,000
Student Loan Refunding RB Sr Series 2010A2	a,b	0.25%		04/07/11	35,000,000	35,000,000
Student Loan Refunding RB Sr Series 2010A3	a,b	0.25%		04/07/11	20,000,000	20,000,000

						126,605,000

Total Municipal Securities
(Cost $12,937,207,016)						12,937,207,016

Other Investments 7.2% of net assets

BlackRock Municipal Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7	a,b,d	0.50%		04/07/11	65,600,000	65,600,000
Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2	a,b,d	0.42%		04/07/11	98,000,000	98,000,000
Nuveen Insured Municipal Opportunity Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	150,000,000	150,000,000
Nuveen Insured New York Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 2	a,b,d	0.39%		04/07/11	27,300,000	27,300,000
Nuveen Insured Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2	a,b,d	0.42%		04/07/11	109,500,000	109,500,000
Nuveen Municipal Advantage Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.45%		04/07/11	177,400,000	177,400,000
Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.45%		04/07/11	80,000,000	80,000,000
Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	30,000,000	30,000,000
Nuveen New Jersey Premium Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	20,000,000	20,000,000
Nuveen New York Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	20,000,000	20,000,000
Nuveen New York Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.42%		04/07/11	20,000,000	20,000,000
Nuveen New York Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	31,000,000	31,000,000
Nuveen New York Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	31,000,000	31,000,000
Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	14,000,000	14,000,000
Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	12,000,000	12,000,000
Nuveen Premier Insured Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	24,000,000	24,000,000
Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.45%		04/07/11	100,000,000	100,000,000

Total Other Investments
(Cost $1,009,800,000)						1,009,800,000

End of Investments.

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

At 03/31/11, the tax basis cost of the fund’s investments was $13,947,007,016.

a	Variable-rate security.
b	Credit-enhanced security.
c	Liquidity-enhanced security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,261,018,970 or 44.5% of net assets.
e	Illiquid security. At the period end, the value of these amounted to $59,445,000 or 0.4% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TECP —	Tax-exempt commercial paper
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47703MAR11

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

100.0%	Municipal Securities	3,929,466,327	3,929,466,327

100.0%	Total Investments	3,929,466,327	3,929,466,327
0.0%	Other Assets and Liabilities, Net		874,276

100.0%	Net Assets		3,930,340,603

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Municipal Securities 100.0% of net assets

Alabama 4.2%
Alabama
GO Bonds Series 2007A	a,b,c,d	0.28%		04/07/11	6,503,000	6,503,000
Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006	a,b	0.26%		04/07/11	12,860,000	12,860,000
Municipal Funding Notes Series 2008A, 2009B&2010A	a,b	0.26%		04/07/11	40,625,000	40,625,000
Alabama Public School & College Auth
Capital Improvement Bonds Series 2007	a,b,c,d	0.28%		04/07/11	28,655,000	28,655,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2	a,c,d	0.32%		04/07/11	6,180,000	6,180,000
Tuscaloosa Cnty IDA
RB (Hunt Refining) Series 2009A	a,b	0.31%		04/07/11	30,000,000	30,000,000
RB (Hunt Refining) Series 2010A	a,b	0.31%		04/07/11	40,000,000	40,000,000

						164,823,000

Alaska 0.0%
Alaska Housing Finance Corp
General Mortgage RB Series 2002A	a,c,d	0.25%		04/07/11	1,000,000	1,000,000

Arizona 1.1%
Chandler IDA
RB (Tri-City Baptist Church) Series 2010	a,b	0.33%		04/07/11	4,865,000	4,865,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2005A	a,c,d	0.25%		04/07/11	6,035,000	6,035,000
Electric System RB Series 2006A	a,c,d	0.26%		04/07/11	3,020,000	3,020,000
Yavapai Cnty IDA
Hospital RB (Northern Arizona Healthcare System) Series 2008B	a,b	0.65%		04/07/11	17,440,000	17,440,000
RB (Skanon Investments-Drake Cement) Series 2010	a,b,d	0.27%		04/07/11	11,000,000	11,000,000

						42,360,000

Arkansas 0.2%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010	a,b	0.28%		04/07/11	8,000,000	8,000,000

 1

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

California 9.6%
Calaveras Cnty
TRAN 2010-2011		1.50%		06/30/11	6,000,000	6,008,205
California
GO CP Notes	b	0.33%		04/07/11	10,000,000	10,000,000
	b	0.33%		04/08/11	42,555,000	42,555,000
	b	0.33%		04/13/11	5,300,000	5,300,000
California Health Facilities Financing Auth
RB (Providence Health Services) Series 2009B	c,d	0.43%		08/10/11	14,500,000	14,500,000
California Infrastructure & Economic Development Bank
RB (California Independent System Operator Corp) Series 2009A	b,c,d	0.43%		07/28/11	10,120,000	10,120,000
RB (Casa Loma College) Series 2009	a,b	0.33%		04/07/11	3,760,000	3,760,000
RB (J. Paul Getty Trust) Series 2003C		3.90%		12/01/11	410,000	418,878
California Pollution Control Financing Auth
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010	a,b	0.35%		04/07/11	12,600,000	12,600,000
California Public Works Board
Lease Refunding RB (Univ of California) Series 2007C	a,c,d	0.26%		04/07/11	11,135,000	11,135,000
California School Cash Reserve Program Auth
Bonds 2010-2011 Series F		2.00%		06/01/11	8,000,000	8,017,918
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004I		3.45%		05/01/11	4,110,000	4,119,818
RB (Kaiser Permanente) Series 2004K		0.40%		10/06/11	8,200,000	8,200,000
RB (Kaiser Permanente) Series 2008B		0.38%		08/31/11	17,000,000	17,000,000
RB (Kaiser Permanente) Series 2009B2		0.37%		09/01/11	40,000,000	40,000,000
RB (Kaiser Permanente) Series 2009B3		0.37%		06/09/11	40,500,000	40,500,000
RB (Sea Crest School) Series 2008	a,b	0.34%		04/07/11	4,435,000	4,435,000
Foothill-DeAnza Community College District
GO Bonds Series C	a,c,d	0.27%		04/07/11	4,635,000	4,635,000
Fresno
TRAN 2010-2011		2.00%		06/30/11	5,670,000	5,688,035
Grossmont UHSD
GO Bonds Series 2010B	a,c,d	0.26%		04/07/11	1,200,000	1,200,000
Los Angeles
TRAN 2010		2.00%		05/31/11	17,000,000	17,033,314
Los Angeles Cnty
TRAN 2010-2011 Series A		2.00%		06/30/11	8,000,000	8,022,490
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series C	b	0.32%		06/02/11	7,000,000	7,000,000
Los Angeles USD
TRAN 2010-2011 Series A		2.00%		06/30/11	10,000,000	10,032,563
Oakland
TRAN 2010-2011		2.00%		06/15/11	8,000,000	8,022,526
Riverside Cnty
TRAN 2010-2011 Series B		2.00%		06/30/11	39,800,000	39,941,509
Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007B	a,c,d	0.25%		04/07/11	1,100,000	1,100,000
Sacramento Finance Auth
Refunding RB (Master Lease Program) Series 2006E	a,b,c,d	0.37%		04/07/11	14,000,000	14,000,000
San Diego
TRAN 2010-2011 Series B		2.00%		04/29/11	6,295,000	6,302,406
TRAN 2010-2011 Series C		2.00%		05/31/11	3,445,000	3,453,466
San Diego USD
TRAN 2010-2011 Series A		2.00%		06/30/11	5,000,000	5,017,513
William S. Hart UHSD
GO Bonds Series A	b,c,d	0.45%		05/19/11	5,000,000	5,000,000

						375,118,641

Colorado 2.4%
Buffalo Ridge Metropolitan District
GO Refunding Bonds Series 2009	a,b	0.27%		04/07/11	9,315,000	9,315,000
Colorado Educational & Cultural Facilities Auth
RB (Valor Christian Schools) Series 2007	a,b	0.33%		04/07/11	22,000,000	22,000,000

2

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006A	a,c,d	0.32%		04/07/11	7,005,000	7,005,000
RB (Catholic Health Initiatives) Series 2008C8		4.10%		11/10/11	300,000	305,818
RB (Catholic Health Initiatives) Series 2009A	a,c,d	0.26%		04/07/11	9,415,000	9,415,000
Colorado Springs
Hospital Refunding RB Series 2009	b,c,d	0.45%		06/02/11	5,357,000	5,357,000
Utilities System Refunding RB Series 2007B	a,c	0.29%		04/07/11	2,300,000	2,300,000
Commerce City
GO Bonds Series 2006	a,b	0.27%		04/07/11	1,250,000	1,250,000
GO Bonds Series 2008	a,b	0.27%		04/07/11	8,625,000	8,625,000
Denver Health & Hospital Auth
Healthcare RB Series 2001A	b	6.25%		12/01/11	2,400,000	2,491,999
Meridian Ranch Metropolitan District
GO Limited Tax Refunding Bonds Series 2009	a,b	0.27%		04/07/11	3,135,000	3,135,000
Mesa Cnty
Refunding RB Series 1992	b	0.49%		12/01/11	4,275,000	4,260,737
	b	0.74%		12/01/11	600,000	597,001
NBC Metropolitan District
GO Bonds Series 2004	a,b	0.27%		04/07/11	3,570,000	3,570,000
Park 70 Metropolitan District
GO Bonds Series 2008	b	0.80%		12/01/11	4,060,000	4,060,000
Parker Automotive Metropolitan District
GO Bonds Series 2005	a,b	0.27%		04/07/11	900,000	900,000
Southglenn Metropolitan District
Special RB Series 2007	a,b	0.27%		04/07/11	9,935,000	9,935,000

						94,522,555

Connecticut 0.2%
Connecticut
GO Bonds Series 2005D	a,c,d	0.30%		04/07/11	3,620,000	3,620,000
New Haven
GO Refunding Bonds Series 2010B		3.00%		11/01/11	3,270,000	3,315,287

						6,935,287

District of Columbia 2.6%
District of Columbia
GO Bonds Series 2007B	a,c,d	0.34%		04/07/11	10,815,000	10,815,000
GO Bonds Series 2008E	a,b,c,d	0.32%		04/07/11	3,305,000	3,305,000
GO Refunding Bonds Series 1998B		6.00%		06/01/11	875,000	882,885
Income Tax Secured Refunding RB Series 2009C		5.00%		12/01/11	500,000	514,540
Income Tax Secured Refunding RB Series 2010C	a	0.43%		04/07/11	22,400,000	22,419,962
Income Tax Secured Refunding RB Series 2010E	a	0.28%		04/07/11	10,000,000	10,000,000
RB (Catholic Univ of America) Series 2007	a,b,c,d	0.26%		04/07/11	8,305,000	8,305,000
RB (Georgetown Univ) Series 2001A	b	0.53%		04/01/11	5,600,000	1,281,000
	b	0.60%		04/01/11	12,000,000	2,429,160
RB (National Public Radio) Series 2010	a,c,d	0.28%		04/07/11	25,760,000	25,760,000
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	a,c,d	0.26%		04/07/11	9,330,000	9,330,000
Washington Convention & Sports Auth
Sr Lien Dedicated Tax RB (Convention Center Hotel) Series 2010A	b,c,d	0.37%		04/28/11	8,265,000	8,265,000

						103,307,547

Florida 8.2%
Beacon Tradeport Community Development
Special Assessment Bonds Series 1999A	b	6.00%		05/01/11	16,350,000	16,423,575
Brevard Cnty School Board
RAN Series 2010		2.00%		04/22/11	5,000,000	5,004,206
Broward Cnty
Professional Sports Facilities Tax & Refunding RB Series 2006A	a,b,c,d	0.25%		04/07/11	7,080,000	7,080,000
Collier Cnty Educational Facilities Auth
Limited Obligation RB (Ave Maria Univ) Series 2006	a,b	0.26%		04/01/11	11,505,000	11,505,000

 3

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Duval Cnty School Board
COP (Master Lease Program) Series 2007	a,b,c,d	0.25%		04/07/11	16,135,000	16,135,000
Florida Dept of Transportation
Turnpike RB Series 2006A	c,d	0.43%		07/21/11	11,860,000	11,860,000
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1	a,b	0.27%		04/07/11	6,400,000	6,400,000
Florida Local Government Finance Commission
Pooled CP Series 1994A	b	0.32%		04/07/11	1,000,000	1,000,000
Florida State Board of Education
Capital Outlay Refunding Bonds Series 2005B		5.00%		01/01/12	515,000	531,948
Public Education Capital Outlay Bonds Series 2002E		5.00%		06/01/11	710,000	715,409
Public Education Capital Outlay Bonds Series 2008A		5.00%		06/01/11	450,000	453,327
Public Education Capital Outlay Bonds Series 2008C		2.00%		06/01/11	1,000,000	1,002,680
Public Education Capital Outlay Refunding Bonds Series 2009D		5.00%		06/01/11	7,445,000	7,502,688
Greater Orlando Aviation Auth
Airport Facilities RB Series 2010A	a,c,d	0.25%		04/07/11	12,000,000	12,000,000
	a,c,d	0.26%		04/07/11	5,000,000	5,000,000
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt) Series 2006C&G	a,c,d	0.27%		04/07/11	3,375,000	3,375,000
Hospital Refunding RB (Adventist Health System/Sunbelt) Series 2006G	a,c,d	0.26%		04/07/11	9,375,000	9,375,000
Jacksonville
Transportation RB Series 2007	c,d	0.40%		05/26/11	28,755,000	28,755,000
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal HS) Series 2002	a,b	0.32%		04/07/11	5,275,000	5,275,000
Miami-Dade Cnty
GO Bonds Series 2008A	a,b,c,d	0.32%		04/07/11	5,070,000	5,070,000
Water & Sewer System RB Series 2010	a,c,d	0.40%		04/07/11	13,000,000	13,000,000
Water & Sewer System Refunding RB Series 2003		3.20%		10/01/11	1,500,000	1,519,130
Miami-Dade Cnty IDA
RB (United Way) Series 2008	a,b	0.29%		04/07/11	11,685,000	11,685,000
Orlando Utilities Commission
Utility System RB Series 2008	a,c	0.30%		04/07/11	15,000,000	15,000,000
Utility System Refunding RB Series 2009B	c,d	0.38%		07/28/11	10,130,000	10,130,000
	c,d	0.43%		08/25/11	14,790,000	14,790,000
Orlando-Orange Cnty Expressway Auth
RB Series 2003D	a,b,c	0.35%		04/07/11	10,180,000	10,180,000
RB Series 2007A	a,b,c,d	0.26%		04/07/11	5,000,000	5,000,000
	b,c,d	0.40%		09/08/11	14,880,000	14,880,000
Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995	a,b	0.28%		04/07/11	3,385,000	3,385,000
Refunding RB (Pine Crest Preparatory School) Series 2008	a,b	0.28%		04/07/11	31,525,000	31,525,000
Palm Beach Cnty Solid Waste Auth
RB Series 2010	b	1.00%		01/12/12	8,000,000	8,036,126
Polk Cnty
Utility System RB Series 2004A	a,b,c,d	0.26%		04/07/11	14,305,000	14,305,000
South Florida Water Management District
COP Series 2006	a,c,d	0.30%		04/07/11	4,000,000	4,000,000
Tallahassee Energy System
RB Series 2007	a,c,d	0.26%		04/07/11	11,250,000	11,250,000

						323,149,089

Georgia 1.3%
Atlanta
Airport General Refunding RB Series 2010C		2.00%		01/01/12	4,350,000	4,394,875
DeKalb Cnty Housing Auth
M/F Housing RB (Highland Place Apts) Series 2008	a,b	0.25%		04/07/11	27,000,000	27,000,000
Georgia
GO Bonds Series 2007E	a,c,d	0.28%		04/07/11	4,623,000	4,623,000
Georgia Ports Auth
RB (Garden City Terminal) Series 2007	a,b	0.26%		04/07/11	3,300,000	3,300,000
Griffin-Spalding Cnty Development Auth
IDRB (Woodland Industries) Series 2007	a,b	0.30%		04/07/11	3,720,000	3,720,000

4

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Private Colleges & Universities Auth
RB (Emory Univ) Series 2009C	a,c,d	0.25%		04/07/11	5,800,000	5,800,000
RB (Mercer Univ) Series 2001	b	5.75%		10/01/11	2,680,000	2,804,348

						51,642,223

Hawaii 0.3%
Hawaii State Dept of Budget & Finance
RB (Hawaiian Electric) Series 2009	b,c,d	0.43%		07/28/11	9,995,000	9,995,000

Idaho 1.4%
Idaho
TAN Series 2010		2.00%		06/30/11	12,200,000	12,247,613
Lemhi Cnty Industrial Development Corp
RB (Formation Capital) Series 2010		0.60%		07/05/11	22,100,000	22,100,000
Shoshone Cnty Industrial Development Corp
RB (Essential Metals) Series 2010		0.60%		07/05/11	20,500,000	20,500,000

						54,847,613

Illinois 13.2%
Bloomington
GO Bonds Series 2004	a,c	0.29%		04/07/11	11,050,000	11,050,000
Bolingbrook
GO Bonds Series 2007	a,b,c,d	0.25%		04/07/11	9,285,000	9,285,000
Tax Increment Jr Lien RB Series 2005	a,b	0.51%		04/07/11	8,880,000	8,880,000
Chicago
GO Bonds (City Colleges of Chicago) Series 1999	a,c,d	0.25%		04/07/11	7,710,000	7,710,000
GO Project & Refunding Bonds Series 2005D	a,c	0.35%		04/07/11	24,900,000	24,900,000
GO Project & Refunding Bonds Series 2006A	a,c,d	0.25%		04/07/11	12,000,000	12,000,000
GO Project & Refunding Bonds Series 2007A	a,c,d	0.25%		04/07/11	25,930,000	25,930,000
	a,c,d	0.28%		04/07/11	15,000,000	15,000,000
	a,c,d	0.40%		04/07/11	10,275,000	10,275,000
GO Refunding Bonds Series 1993B	b,c,d	0.45%		06/22/11	3,990,000	3,990,000
GO Refunding Bonds Series 2007E	a,c	0.41%		04/01/11	4,390,000	4,390,000
GO Refunding Bonds Series 2009A	a,c,d	0.30%		04/07/11	5,000,000	5,000,000
Chicago Board of Education
Unlimited Tax GO Bonds Series 1999A	a,b,c,d	0.28%		04/07/11	15,865,000	15,865,000
Community Unit SD No. 308
GO Bonds Series 2008	a,b,c,d	0.25%		04/07/11	7,049,000	7,049,000
Cook Cnty
RB (Catholic Theological Union) Series 2005	a,b	0.29%		04/07/11	1,500,000	1,500,000
Greenville
Refunding RB (Greenville College) Series 2006	b	0.60%		11/01/11	2,200,000	2,200,000
Hopedale
RB (Hopedale Medical Foundation) Series 2009	a,b	0.32%		04/07/11	4,350,000	4,350,000
Illinois
Sales Tax Jr Obligation Bonds Series 2010		3.00%		06/15/11	5,000,000	5,024,116
Sales Tax RB Series 2006		5.00%		06/15/11	2,450,000	2,471,597
Illinois Finance Auth
RB (Joan W & Irving B Harris Theater For Music & Dance) Series 2005	a,b	0.29%		04/07/11	5,450,000	5,450,000
RB (Kohl Children’s Museum) Series 2004	a,b	0.27%		04/07/11	1,700,000	1,700,000
RB (Lake Forest College) Series 2008	a,b	0.27%		04/07/11	2,500,000	2,500,000
RB (Lake Forest Country Day School) Series 2005	a,b	0.27%		04/07/11	3,000,000	3,000,000
RB (Perspectives Charter School) Series 2003	a,b	0.30%		04/07/11	5,100,000	5,100,000
RB (Planned Parenthood) Series 2007A	a,b	0.26%		04/07/11	7,350,000	7,350,000
RB (Resurrection Health Care) Series 2005C	a,b	0.26%		04/07/11	41,915,000	41,915,000
RB (The Clare at Water Tower) Series 2005D	a,b	0.30%		04/07/11	30,000,000	30,000,000
Refunding RB (Swedish Covenant Hospital) Series 2008A	a,b	0.26%		04/07/11	6,000,000	6,000,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008	a,b	0.32%		04/07/11	8,605,000	8,605,000

 5

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Metropolitan Pier & Exposition Auth
Expansion Project Bonds (McCormick Place) Series 2002A	a,b,c,d	0.25%		04/07/11	52,371,000	52,371,000
	a,b,c,d	0.26%		04/07/11	92,340,000	92,340,000
	a,b,c,d	0.28%		04/07/11	22,070,000	22,070,000
Regional Transportation Auth
GO Bonds Series 2001A	a,c,d	0.43%		04/07/11	41,785,000	41,785,000
Univ of Illinois
Auxiliary Facilities System RB Series 2006	a,c,d	0.26%		04/07/11	8,600,000	8,600,000
Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005	b,c,d	0.43%		08/04/11	11,040,000	11,040,000

						516,695,713

Indiana 1.3%
Boone Cnty Hospital Assoc
Lease Refunding RB Series 2005	a,b,c,d	0.25%		04/07/11	5,745,000	5,745,000
Indiana Health Facility Financing Auth
Hospital RB (Ascension Health) Series 2001A1		3.63%		08/01/11	250,000	252,561
Hospital RB (Community Foundation of Northwest Indiana) Series 2001A	b	6.38%		08/01/11	10,760,000	11,079,612
RB (Ascension Health) Series 2001A2		3.75%		02/01/12	3,700,000	3,801,167
RB (Memorial Hospital) Series 2004A	a,b	0.28%		04/07/11	16,145,000	16,145,000
Sub RB (Ascension Health) Series 2005A		5.00%		04/01/11	3,830,000	3,830,000
Sub RB (Ascension Health) Series 2005A10		5.00%		11/01/11	500,000	513,200
Sub RB (Ascension Health) Series 2005A3		5.00%		07/01/11	8,735,000	8,833,745

						50,200,285

Iowa 1.6%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B	a	0.32%		04/07/11	19,000,000	19,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010	a,b	0.26%		04/07/11	10,000,000	10,000,000
Pollution Control Facility Refunding RB (MidAmerican Energy) Series 2008B	a	0.33%		04/07/11	14,000,000	14,000,000
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ) Series 2003	a,b	0.26%		04/07/11	1,450,000	1,450,000
RAN (Morningside College) Series 2010F	b	1.75%		05/20/11	1,750,000	1,752,448
Iowa Tobacco Settlement Auth
Tobacco Settlement Asset-Backed Bonds Series 2001B	b	5.30%		06/01/11	3,385,000	3,442,545
	b	5.50%		06/01/11	5,000,000	5,092,748
	b	5.60%		06/01/11	8,215,000	8,366,921

						63,104,662

Kentucky 0.8%
Boone Cnty
Industrial Building RB (AVCAP CVG) Series 2010	b	1.00%		08/01/11	7,350,000	7,350,000
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84	a,c,d	0.36%		04/07/11	14,830,000	14,830,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2001A	a,b,c,d	0.26%		04/07/11	10,110,000	10,110,000

						32,290,000

Louisiana 1.5%
Ascension Parish IDB
RB (BASF SE) Series 2009	a	0.38%		04/07/11	15,000,000	15,000,000
Lake Charles Harbor & Terminal District
RB (Lake Charles Cogeneration) Series 2010A	b	0.37%		05/31/11	5,000,000	5,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
Healthcare Facilities Refunding RB (St. James Place of Baton Rouge) Series 2007A	a,b	0.29%		04/07/11	11,520,000	11,520,000
RB (Louise S. McGehee School) Series 2010	a,b	0.30%		04/07/11	7,000,000	7,000,000

6

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Louisiana Municipal Natural Gas Purchasing & Distribution Auth
RB (Gas Project No. 1) Series 2006	a,b,c,d	0.30%		04/07/11	10,865,000	10,865,000
St. Tammany Parish Development District
RB (B.C.S. Development) Series 2008	a,b	0.30%		04/07/11	3,590,000	3,590,000
RB (Main St Holdings of Tammany) Series 2006A	a,b	0.30%		04/07/11	5,400,000	5,400,000

						58,375,000

Maryland 0.4%
Maryland Health & Higher Educational Facilities Auth
Mortgage RB (Western Maryland Health System) Series 2006A	b,c,d	0.40%		09/08/11	14,090,000	14,090,000
Montgomery Cnty
RB (George Meany Center For Labor Studies) Series 2004	a,b	0.32%		04/07/11	2,070,000	2,070,000

						16,160,000

Massachusetts 1.9%
Brockton
GO BAN		1.50%		05/13/11	3,000,000	3,003,399
Massachusetts
GO Consolidated Loan Series 2001C		5.50%		12/01/11	750,000	775,068
GO Consolidated Loan Series 2002C		5.50%		11/01/11	1,100,000	1,132,474
GO Consolidated Loan Series 2002E		5.50%		01/01/12	205,000	212,425
GO Consolidated Loan Series 2005B		5.00%		08/01/11	225,000	228,148
GO Refunding Bonds Series 2001A		5.50%		01/01/12	175,000	181,289
GO Refunding Bonds Series 2004A	a,c,d	0.28%		04/07/11	5,100,000	5,100,000
	a,c,d	0.36%		04/07/11	15,740,000	15,740,000
GO Refunding Bonds Series 2010A	a	0.49%		04/07/11	5,350,000	5,354,885
Special Obligation RB Series A	a,c,d	0.43%		04/07/11	6,220,000	6,220,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	a,e	0.34%		10/27/11	4,235,000	4,235,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2009K2		2.75%		01/05/12	715,000	726,766
RB (Partners HealthCare System) Series 2007G5		4.00%		07/01/11	175,000	176,378
Massachusetts HFA
Housing Bonds Series 2010A		0.57%		06/01/11	6,975,000	6,975,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A	a,c,d	0.25%		04/07/11	4,900,000	4,900,000
Dedicated Sales Tax Bonds Series 2007A	a,c,d	0.26%		04/07/11	2,500,000	2,500,000
	a,c,d	0.28%		04/07/11	785,000	785,000
Massachusetts Water Resources Auth
General Refunding RB Series 2007B	a,c,d	0.43%		04/07/11	10,675,000	10,675,000
New Bedford
GO BAN Series A		1.50%		02/10/12	3,000,000	3,018,485
Whitman
GO BAN		1.25%		05/06/11	4,000,000	4,002,554

						75,941,871

Michigan 3.0%
Detroit Sewage Disposal System
Refunding Sr Lien RB Series 2006D	a,b,c,d	0.55%		04/07/11	8,665,000	8,665,000
Michigan Finance Auth
RAN Series 2010D2	b	2.00%		08/22/11	15,000,000	15,093,749
RAN Series 2010D3	b	2.00%		08/22/11	7,100,000	7,144,197
Refunding RB (Trinity Health) Series 2010A		2.50%		12/01/11	1,000,000	1,012,969
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	a,e	0.34%		10/27/11	11,200,000	11,200,000
Refunding RB (Crittenton Hospital Medical Center) Series 2003A	a,b	0.26%		04/01/11	15,435,000	15,435,000
Sub RB (Ascension Health) Series 2005A1		5.00%		04/01/11	910,000	910,000
Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010	a,b	0.31%		04/07/11	9,500,000	9,500,000
Limited Obligation RB (Legal Aid & Defender Assoc) Series 2007	a,b	0.27%		04/07/11	11,875,000	11,875,000

 7

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Royal Oak Hospital Finance Auth
Hospital Refunding RB (William Beaumont Hospital) Series 2010X	a,b,c,d	0.25%		04/07/11	25,350,000	25,350,000
Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital) Series 2001	a,b	0.31%		04/07/11	10,385,000	10,385,000

						116,570,915

Minnesota 0.2%
Bloomington Port Auth
RB (Radisson Blu Moa) Series 2010	b	0.75%		05/02/11	7,000,000	7,000,000

Mississippi 0.8%
Mississippi Business Finance Corp
RB (200 Renaissance) Series 2008	a,b	0.29%		04/07/11	12,000,000	12,000,000
RB (PSL North America) Series 2007A	a,b	0.26%		04/07/11	18,000,000	18,000,000

						30,000,000

Missouri 1.4%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts) Series 2004	a,b	0.29%		04/07/11	29,560,000	29,560,000
Missouri Health & Educational Facilities Auth
RB (Ascension Health) Series 2003C1		0.48%		05/04/11	11,160,000	11,159,301
Nevada
Hospital RB (Nevada Regional Medical Center) Series 2001	b	6.75%		10/01/11	7,200,000	7,497,912
St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007	a,b	0.28%		04/07/11	6,815,000	6,815,000

						55,032,213

Nebraska 1.5%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health System) Series 2008	a,b,c,d	0.26%		04/07/11	5,030,000	5,030,000
Nebraska Municipal Energy Agency
Power Supply System Refunding RB Series 2009A	a,b,c,d	0.26%		04/07/11	5,000,000	5,000,000
Omaha Public Power District
Electric System RB Series 2006A	c,d	0.35%		07/14/11	10,050,000	10,050,000
South Sioux City
IDRB (NATURES BioReserve) Series 2010	a,b	0.33%		04/07/11	25,000,000	25,000,000
Univ of Nebraska
RB (Univ of Nebraska at Omaha Student Facilities) Series 2007	a,c,d	0.25%		04/07/11	7,615,000	7,615,000
Washington Cnty
IDRB (Cargill) Series 2010	a	0.32%		04/07/11	5,000,000	5,000,000

						57,695,000

Nevada 0.9%
Clark Cnty
Passenger Facility Charge RB (Las Vegas-McCarran) Series 2007A2	b,c,d	0.40%		10/20/11	4,840,000	4,840,000
Clark Cnty SD
Limited Tax GO Bonds Series 2002C		5.00%		06/15/11	4,000,000	4,036,845
Limited Tax GO Bonds Series 2006B	a,c,d	0.25%		04/07/11	7,160,000	7,160,000
	a,b,c,d	0.25%		04/07/11	7,125,000	7,125,000
	a,c,d	0.30%		04/07/11	10,000,000	10,000,000
Limited Tax GO Bonds Series 2006C		5.00%		06/15/11	3,700,000	3,732,840

						36,894,685

New Hampshire 0.6%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010	a,b	0.33%		04/07/11	10,000,000	10,000,000

8

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Hampshire Health & Education Facilities Auth
RB (Androscoggin Valley Hospital) Series 2007	a,b	0.25%		04/07/11	13,410,000	13,410,000

						23,410,000

New Jersey 3.4%
Brick Township
BAN Series 2010A		1.75%		09/30/11	5,655,061	5,693,523
Burlington Cnty Bridge Commission
Solid Waste Project Notes Series 2010		2.00%		10/11/11	13,500,000	13,606,510
East Brunswick
BAN		2.50%		04/27/11	8,000,000	8,010,936
		2.00%		01/06/12	7,000,000	7,072,010
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pool Notes Series 2010E1		1.50%		08/31/11	11,000,000	11,036,372
Livingston Township
BAN		1.00%		01/19/12	9,000,000	9,028,688
		1.50%		02/02/12	5,000,000	5,035,478
Monroe Township
BAN		2.00%		02/07/12	5,000,000	5,046,586
New Jersey
COP Series 2008A		5.00%		06/15/11	7,715,000	7,787,393
New Jersey Economic Development Auth
Economic Development Bonds (Ranney School) Series 2007	a,b	0.31%		04/07/11	5,955,000	5,955,000
RB (Princeton Montessori Society) Series 2006	a,b	0.48%		04/07/11	3,000,000	3,000,000
School Facilities Construction Refunding Bonds Series 2011C	a,c,d	0.31%		04/07/11	10,000,000	10,000,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K	a,c,d	0.25%		04/07/11	8,520,000	8,520,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C		5.50%		12/15/11	660,000	681,435
Transportation System Bonds Series 2003A		5.00%		12/15/11	600,000	618,336
Transportation System Bonds Series 2004B		5.25%		12/15/11	225,000	232,047
Transportation System Bonds Series 2006C	a,b,c,d	0.25%		04/07/11	420,000	420,000
	a,b,c,d	0.27%		04/07/11	675,000	675,000
Transportation System Bonds Series 2007A	a,c,d	0.31%		04/07/11	1,800,000	1,800,000
Transportation System Bonds Series 2009A	b,c,d	0.45%		05/19/11	6,160,000	6,160,000
River Vale Township
BAN		1.50%		01/13/12	9,250,000	9,317,973
Union Cnty
BAN		2.00%		07/01/11	10,035,000	10,072,828
West Milford
BAN		1.50%		04/15/11	5,000,000	5,001,849

						134,771,964

New York 6.9%
Herricks UFSD
TAN 2010-2011		1.25%		06/24/11	4,800,000	4,809,578
Hicksville UFSD
TAN 2010-2011		1.25%		06/24/11	8,500,000	8,516,616
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A	a,c	0.33%		04/07/11	9,310,000	9,310,000
State Service Contract Refunding Bonds Series 2002A		5.00%		01/01/12	400,000	412,422
New York City
GO Bonds Fiscal 2002 Series G		5.75%		08/01/11	2,800,000	2,850,029
GO Bonds Fiscal 2007 Series A		5.00%		08/01/11	1,000,000	1,015,472
GO Bonds Fiscal 2008 Series C1		4.00%		10/01/11	500,000	508,845
		5.00%		10/01/11	560,000	572,731
GO Bonds Fiscal 2008 Series G		5.00%		08/01/11	1,000,000	1,015,372
GO Bonds Fiscal 2009 Series I1	b,c,d	0.45%		05/19/11	24,385,000	24,385,000
GO Bonds Fiscal 2010 Series C		3.00%		08/01/11	250,000	252,125
New York City Housing Development Corp
M/F Housing RB Series 2009H2		0.55%		07/01/11	13,570,000	13,570,000

 9

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York City IDA
Civic Facility RB (New York Univ) Series 2001	a,c,d	0.26%		04/07/11	7,740,000	7,740,000
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2006 Series D	a,c,d	0.25%		04/07/11	32,670,000	32,670,000
Water & Sewer System Sub RB Fiscal 2006 Series AA3	a,c	0.33%		04/07/11	11,200,000	11,200,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1	a,c,d	0.25%		04/07/11	6,000,000	6,000,000
New York Liberty Development Corp
Liberty RB (3 World Trade Center) Series 2010A1	b	0.42%		01/19/12	8,000,000	8,000,000
New York State Dormitory Auth
Court Facilities Lease RB Series 2003A		5.25%		05/15/11	760,000	764,107
Mental Health Services Facilities RB Series 2005D1		5.00%		08/15/11	200,000	203,063
Mental Health Services Facilities RB Series 2009A1		3.13%		02/15/12	125,000	127,567
		5.00%		02/15/12	615,000	637,082
RB (New York Univ) Series 2001-2	a,c,d	0.26%		04/07/11	1,695,000	1,695,000
RB (State Univ Educational Facilities) Series 1993A		5.88%		05/15/11	5,000,000	5,033,121
Refunding RB (Consolidated Service Contract) Series 2009A		3.00%		07/01/11	2,410,000	2,424,758
State Personal Income Tax RB Series 2006D	a,c,d	0.25%		04/07/11	25,800,000	25,800,000
State Personal Income Tax Refunding RB Series 2005B	a,c,d	0.42%		04/07/11	20,925,000	20,925,000
New York State Environmental Facilities Corp
Water Pollution Control Sub Refunding RB Series 1997E		6.00%		06/15/11	980,000	990,950
New York State Power Auth
RB Series 2007A	a,c,d	0.26%		04/07/11	6,835,000	6,835,000
New York State Thruway Auth
Service Contract Bonds Series 2007		3.75%		04/01/11	1,000,000	1,000,000
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2003B1		5.00%		06/01/11	2,790,000	2,811,119
Asset-Backed RB Series 2008A		4.00%		06/01/11	200,000	201,154
		5.00%		06/01/11	3,495,000	3,521,457
Asset-Backed RB Series 2009B		5.00%		06/01/11	16,515,000	16,640,126
New York State Urban Development Corp
Service Contract Refunding RB Series 2005A		5.00%		01/01/12	150,000	154,627
Port Auth of New York & New Jersey
Consolidated Bonds 144th Series	a,c,d	0.25%		04/07/11	900,000	900,000
Consolidated Bonds 148th Series	a,c,d	0.26%		04/07/11	4,900,000	4,900,000
CP Series B		0.32%		04/06/11	1,500,000	1,500,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998	a,b	0.35%		04/07/11	6,430,000	6,430,000
Triborough Bridge & Tunnel Auth
General Purpose RB Series 2001A	a,c,d	0.26%		04/07/11	7,500,000	7,500,000
General RB (MTA Bridges & Tunnels) Series 2008C	a,c,d	0.25%		04/07/11	3,100,000	3,100,000
General Refunding RB Series 2005B2	a,c	0.30%		04/07/11	6,500,000	6,500,000
Sub Refunding RB Series 2002E	a,c,d	0.25%		04/07/11	2,365,000	2,365,000
Watertown SD
BAN 2010		1.25%		07/28/11	6,255,000	6,268,942
William Floyd UFSD
TAN 2010-2011		1.25%		06/30/11	10,000,000	10,021,447

						272,077,710

North Carolina 0.8%
Mecklenburg Cnty
GO Refunding Bonds Series 2009D	a,e	0.35%		10/27/11	9,660,000	9,660,000
North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health) Series 2006	a,b,c,d	0.26%		04/07/11	23,100,000	23,100,000

						32,760,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B	a,b	0.26%		04/07/11	7,000,000	7,000,000

10

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Ohio 2.6%
Bellefontaine
Refunding RB (Mary Rutan Hospital) Series 2005	a,b	0.30%		04/07/11	10,190,000	10,190,000
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds Series 2007A2	a,b,c,d	0.25%		04/07/11	13,815,000	13,815,000
Cincinnati SD
Unlimited Tax GO Refunding Bonds Series 2006	a,c,d	0.43%		04/07/11	19,645,000	19,645,000
Franklin Cnty
RB (Children’s Hospital) Series 1992B	a,c	0.32%		04/07/11	3,300,000	3,300,000
Refunding RB (Trinity Health) Series 2005A		5.00%		06/01/11	1,280,000	1,289,431
Montgomery Cnty
RB (Catholic Health Initiatives) Series 2009A	c,d	0.45%		05/19/11	13,685,000	13,685,000
Ohio
Hospital Refunding RB (Cleveland Clinic Health System) Series 2009A	a,c,d	0.25%		04/07/11	3,485,000	3,485,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2009B		5.00%		01/01/12	1,325,000	1,367,531
Hospital RB (Univ Hospitals Health System) Series 2007A	a,b,c,d	0.27%		04/07/11	5,900,000	5,900,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale Public Infrastructure) Series 2006	b	0.75%		02/01/12	8,880,000	8,880,000
Rickenbacker Port Auth
Economic Development RB (YMCA of Central Ohio) Series 2002	a,b	0.26%		04/07/11	11,035,000	11,035,000
Univ of Toledo
BAN Series 2010		1.50%		06/01/11	5,300,000	5,306,850
Wood Cnty
Refunding & Improvement RB (Wood Cnty Hospital) Series 2008	a,b	0.27%		04/07/11	4,800,000	4,800,000

						102,698,812

Oklahoma 0.4%
Hulbert Economic Development Auth
Refunding RB (Clear Creek Monastery) Series 2010	a,b	0.29%		04/07/11	8,240,000	8,240,000
Tulsa Cnty Industrial Auth
Health Care RB (St. Francis Health System) Series 2006	a,c,d	0.32%		04/07/11	8,770,000	8,770,000

						17,010,000

Oregon 0.5%
Astoria Hospital Facilities Auth
Hospital RB (Columbia Memorial) Series 2007	a,b	0.28%		04/07/11	17,505,000	17,505,000
Oregon
RB (Sage Hollow Ranch) Series 223	a,b	0.30%		04/07/11	3,000,000	3,000,000

						20,505,000

Pennsylvania 2.0%
Allegheny Cnty
TRAN Series 2011		1.00%		04/05/11	9,000,000	9,000,617
Berks Cnty Municipal Auth
RB (Phoebe-Devitt Homes) Series 2008A	a,b	0.33%		04/07/11	8,915,000	8,915,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B	a,b	0.30%		04/07/11	20,965,000	20,965,000
Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009	a,b	0.31%		04/07/11	5,055,000	5,055,000
Owen J. Roberts SD
GO Notes Series 2006	a,c,d	0.28%		04/07/11	1,625,000	1,625,000
Pennsylvania HFA
S/F Mortgage RB Series 2009-105C	a,c,d	0.32%		04/07/11	1,000,000	1,000,000
S/F Mortgage RB Series 2010-111		0.45%		09/22/11	5,000,000	5,000,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A	a,b,c,d	0.26%		04/07/11	6,905,000	6,905,000

 11

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Philadelphia SD
TRAN 2010-2011 Series A		2.50%		06/30/11	17,000,000	17,051,729
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2007A	b	0.70%		07/01/11	4,000,000	4,000,000

						79,517,346

Puerto Rico 0.0%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	a,b,c,d	0.25%		04/07/11	610,000	610,000

South Carolina 0.4%
Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006	a,c,d	0.43%		04/07/11	3,525,000	3,525,000
Oconee Cnty SD
GO Bonds Series 2011		2.00%		03/01/12	7,225,000	7,323,781
South Carolina Public Service Auth
Refunding RB Series 2002A		5.50%		01/01/12	470,000	486,762
Refunding Revenue Obligations Series 2002D		5.25%		01/01/12	500,000	517,428
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2003B1	a,b	0.25%		04/07/11	4,670,000	4,670,000

						16,522,971

Tennessee 5.1%
Chattanooga IDB
Lease Rental Refunding RB Series 2007	a,c,d	0.30%		04/07/11	11,315,000	11,315,000
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1995	a,b	0.30%		04/07/11	8,230,000	8,230,000
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997	a,b	0.28%		04/07/11	9,135,000	9,135,000
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999	a,b	0.30%		04/07/11	7,950,000	7,950,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995	a,b,d	0.30%		04/07/11	5,900,000	5,900,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997	a,b	0.28%		04/07/11	16,275,000	16,275,000
Municipal Energy Acquisition Corp
Gas RB Series 2006A	a,b,c,d	0.30%		04/07/11	38,690,000	38,690,000
Gas RB Series 2006B	a,b,c,d	0.30%		04/07/11	28,290,000	28,290,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VD1	a,b	0.28%		04/07/11	21,200,000	21,200,000
Shelby Cnty
GO Refunding Bonds Series 2006C	a,c	0.29%		04/07/11	10,900,000	10,900,000
Tennergy Corp
Gas RB Series 2006A	a,b,c,d	0.30%		04/07/11	44,260,000	44,260,000

						202,145,000

Texas 9.7%
Austin
Water & Wastewater System Refunding RB Series 2008	a,b	0.31%		04/07/11	21,000,000	21,000,000
Water & Wastewater System Refunding RB Series 2009A	b,c,d	0.45%		06/02/11	20,135,000	20,135,000
Bexar Metropolitan Water District
CP Notes	b	0.59%		12/05/11	5,000,000	5,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008	a,c,d	0.25%		04/07/11	7,600,000	7,600,000
Sr Lien Sales Tax Refunding RB Series 2007	a,c,d	0.30%		04/07/11	4,465,000	4,465,000
Del Valle ISD
Unlimited GO Bonds Series 2007	a,b,c,d	0.28%		04/07/11	11,045,000	11,045,000
Dickinson ISD
Unlimited Tax GO Bonds Series 2008A	a,b,c	0.26%		04/07/11	28,990,000	28,990,000
East Central ISD
Unlimited Tax GO Bonds Series 2008	b	5.00%		08/15/11	930,000	945,708
Fort Worth ISD
Unlimited Tax GO Bonds Series 2008	b	5.00%		02/15/12	2,700,000	2,806,605

12

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Frisco ISD
Unlimited Tax GO Bonds Series 2008A	a,b,c,d	0.28%		04/07/11	1,745,000	1,745,000
Harris Cnty
Toll Road Sub Lien Unlimited Tax Refunding RB Series 2007C	c,d	0.43%		07/21/11	12,925,000	12,925,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Texas Childrens Hospital) Series 2009		3.00%		10/01/11	1,400,000	1,416,753
Hospital Refunding RB (Memorial Hermann Healthcare System) Series 2010B	a,b,c,d	0.25%		04/07/11	6,000,000	6,000,000
Refunding RB (Methodist Hospital System) Series 2009C1		0.37%		08/04/11	7,000,000	7,000,000
		0.40%		11/03/11	20,000,000	20,000,000
Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A	a,c,d	0.32%		04/07/11	2,750,000	2,750,000
Houston
First Lien Refunding RB Series 2004A	a,b,c,d	0.25%		04/07/11	7,000,000	7,000,000
First Lien Refunding RB Series 2007B	a,b,c,d	0.25%		04/07/11	8,995,000	8,995,000
First Lien Refunding RB Series 2011A	a,c,d	0.25%		04/07/11	6,000,000	6,000,000
Jr Lien Refunding RB Series 1991C		0.67%		12/01/11	4,000,000	3,981,897
Jr Lien Refunding RB Series 1998A	a,c,d	0.25%		04/07/11	6,635,000	6,635,000
Houston ISD
Limited Tax Bonds Series 2008	a,b,c,d	0.25%		04/07/11	4,950,000	4,950,000
Jefferson Cnty Industrial Development Corp
Hurricane Ike Disaster Area RB (Jefferson Refinery) Series 2010	b	0.55%		06/30/11	39,000,000	39,000,000
Katy ISD
Unlimited Tax GO Bonds Series 2003A	b	5.00%		02/15/12	250,000	259,466
Lamar Consolidated ISD
Unlimited Tax GO Bonds Series 2007	a,b,c,d	0.26%		04/07/11	15,365,000	15,365,000
Lower Colorado River Auth
Transmission Contract Revenue CP Notes	b	0.29%		04/05/11	8,200,000	8,200,000
Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A	b,c,d	0.38%		07/28/11	7,500,000	7,500,000
North East ISD
Unlimited Tax Refunding Bonds Series 2004	b	5.25%		08/01/11	650,000	660,432
Unlimited Tax Refunding Bonds Series 2007	a,b,c,d	0.43%		04/07/11	24,275,000	24,275,000
Northside ISD
Unlimited Tax GO Bonds Series 2003	a,b,c,d	0.25%		04/07/11	6,325,000	6,325,000
Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A3	a,c,d	0.32%		04/07/11	20,000,000	20,000,000
Port Arthur Navigation District Industrial Development Corp
RB (TOTAL Petrochemicals USA) Series 2010A	a	0.26%		04/07/11	15,882,000	15,882,000
Port of Port Arthur Navigation District
RB (TOTAL Petrochemicals USA) Series 2009	a	0.26%		04/07/11	21,000,000	21,000,000
San Antonio
Electric & Gas System Refunding RB Series 1994A		5.00%		02/01/12	965,000	1,001,340
Electric & Gas System Refunding RB New Series 2002		5.25%		02/01/12	500,000	519,264
Tax & Revenue Certificates of Obligation Series 2006	c,d	0.43%		07/21/11	8,994,000	8,994,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B	a,c,d	0.32%		04/07/11	7,875,000	7,875,000
Texas A&M Univ
Revenue Financing System Bonds Series 2009D	a,c,d	0.25%		04/07/11	3,980,000	3,980,000
Revenue Financing System Bonds Series 2010B	a,c,d	0.26%		04/07/11	1,500,000	1,500,000
Univ of Houston System
Consolidated Refunding RB Series 2008	a,c,d	0.32%		04/07/11	5,540,000	5,540,000

						379,262,465

Utah 0.6%
Intermountain Power Agency
Power Supply Refunding RB Series 2003A	a,c,d	0.35%		04/07/11	6,450,000	6,450,000
Salt Lake Cnty Municipal Building Auth
Lease RB Series 2001	b	5.20%		10/15/11	3,900,000	3,997,557
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A	a,b	0.27%		04/07/11	6,250,000	6,250,000

 13

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Utah Transit Auth
Sales Tax RB Series 2008A	a,c,d	0.25%		04/07/11	7,230,000	7,230,000

						23,927,557

Virginia 1.2%
Caroline Cnty IDA
Development RB (Meadow Event Park) Series 2007G	a,b	0.30%		04/07/11	10,850,000	10,850,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2010A1	a,e	0.37%		10/27/11	6,000,000	6,000,000
Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)		0.28%		05/18/11	6,180,000	6,180,000
Hospital Facilities RB (Sentara Healthcare) Series 2010C	a,e	0.37%		10/27/11	9,250,000	9,250,000
Virginia College Building Auth
Educational Facilities RB Series 2006A	a,c,d	0.28%		04/07/11	4,354,000	4,354,000
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2001H1	a,c,d	0.30%		04/07/11	3,330,000	3,330,000
Virginia Small Business Financing Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2010	a,c,d	0.26%		04/07/11	6,000,000	6,000,000

						45,964,000

Washington 1.9%
Auburn SD No. 408
GO Refunding Bonds Series 2004	b	3.00%		12/01/11	1,480,000	1,504,110
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A	a,c,d	0.26%		04/07/11	4,250,000	4,250,000
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2008D		5.00%		07/01/11	400,000	404,440
King Cnty
Sewer Revenue & Refunding Bonds Series 2010	a,c,d	0.32%		04/07/11	7,500,000	7,500,000
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds Series 2008A	a,b,c,d	0.25%		04/07/11	7,850,000	7,850,000
Seattle Drainage & Wastewater System
Drainage & Wastewater RB 2008	a,c,d	0.25%		04/07/11	8,100,000	8,100,000
Washington
COP Series 2010A		2.00%		07/01/11	1,495,000	1,500,195
COP (Pooled State & Local Equipment) Series 2010B		2.00%		07/01/11	1,075,000	1,078,440
GO Bonds Series 2003A		5.00%		07/01/11	825,000	834,433
GO Bonds Series 2005D	a,c,d	0.25%		04/07/11	5,165,000	5,165,000
GO Bonds Series 2009C		4.00%		02/01/12	600,000	617,418
GO Refunding Bonds Series R-2010B		5.00%		01/01/12	850,000	878,756
Washington Economic Development Finance Auth
Solid Waste Disposal RB (CleanScapes) Series 2009	a,b	0.31%		04/07/11	7,895,000	7,895,000
Washington Health Care Facilities Auth
RB (Children’s Hospital & Regional Medical Center) Series 2008A	a,b	0.28%		04/07/11	4,825,000	4,825,000
RB (Fred Hutchinson Cancer Research Center) Series 2009A	b,c,d	0.45%		06/02/11	14,995,000	14,995,000
RB (Providence Health & Services) Series 2010A	a,c,d	0.32%		04/07/11	3,000,000	3,000,000
Washington State Housing Finance Commission
RB (Bertschi School) Series 2006	a,b	0.26%		04/07/11	5,935,000	5,935,000

						76,332,792

West Virginia 1.2%
Jackson Cnty Commission
IDRB (Armstrong World Industries) Series 2010	a,b	0.28%		04/07/11	17,500,000	17,500,000
Monongalia Cnty Building Commission
Refunding & RB (Monongalia General Hospital) Series 2008A	a,b,d	0.27%		04/07/11	27,860,000	27,860,000

						45,360,000

14

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wisconsin 2.5%
Milwaukee
RAN Series 2010M8		2.00%		06/27/11	4,500,000	4,517,674
Wisconsin
GO Bonds Series 2011A	a,c,d	0.25%		04/07/11	10,000,000	10,000,000
Operating Notes 2010		2.00%		06/15/11	7,000,000	7,021,737
Transportation RB Series 2007A	b,c,d	0.40%		09/22/11	8,070,000	8,070,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2010E	a,c,d	0.26%		04/07/11	8,330,000	8,330,000
RB (Aurora Health Care) Series 2008A	b	0.42%		09/01/11	10,000,000	10,000,000
RB (Aurora Health Care) Series 2010C	b	0.45%		12/02/11	15,000,000	15,000,000
	b	0.45%		12/08/11	15,000,000	15,000,000
RB (St. Norbert College) Series 2008	a,b	0.27%		04/07/11	5,965,000	5,965,000
Wisconsin Housing & Economic Development Auth
Housing RB Series 2009A	a,c	0.25%		04/07/11	14,025,000	14,025,000

						97,929,411

Total Municipal Securities
(Cost $3,929,466,327)						3,929,466,327

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $3,929,466,327.

a	Variable-rate security.
b	Credit-enhanced security.
c	Liquidity-enhanced security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,691,381,000 or 43.0% of net assets.
e	Illiquid security. At the period end, the value of these amounted to $40,345,000 or 1.0% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TECP —	Tax-exempt commercial paper
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund

 15

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47707MAR11

16

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Money Fund®

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Municipal Securities	1,998,619,587	1,998,619,587

97.6%	Total Investments	1,998,619,587	1,998,619,587
2.4%	Other Assets and Liabilities, Net		48,168,915

100.0%	Net Assets		2,046,788,502

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Municipal Securities 97.6% of net assets

New York 96.6%
Albany IDA
Civic Facility RB (St. Rose College) Series 2001A	b	5.38%		07/01/11	2,755,000	2,816,000
Albany SD
BAN 2010		1.50%		06/24/11	14,000,000	14,024,615
Amherst CSD
BAN 2010		1.25%		08/04/11	12,475,000	12,505,159
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B	a,b	0.30%		04/07/11	3,760,000	3,760,000
Bay Shore UFSD
TAN 2010-2011		1.25%		06/24/11	12,000,000	12,024,331
Broome Cnty IDA
Civic Facility RB (Methodist Homes for the Aging) Series 2003	a,b	0.64%		04/07/11	2,000,000	2,000,000
Continuing Care Retirement Community RB (Good Shepard Village at Endwell) Series 2008B	a,b	0.30%		04/07/11	380,000	380,000
Cohoes IDA
Urban Cultural Park Facility RB (Eddy Village Green) Series 2008	a,b	0.22%		04/07/11	12,750,000	12,750,000
Copiague UFSD
TAN 2010-2011		1.50%		06/30/11	8,900,000	8,920,936
Deer Park UFSD
TAN 2010-2011		1.25%		06/30/11	18,000,000	18,029,507
East Irondequoit CSD
BAN 2010		1.00%		07/19/11	16,000,000	16,000,000
East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008	a,b	0.26%		04/07/11	14,160,000	14,160,000
Eastport South Manor CSD
TAN 2010-2011		1.25%		06/24/11	4,000,000	4,007,918
Herricks UFSD
TAN 2010-2011		1.25%		06/24/11	5,200,000	5,210,376
Ithaca
BAN Series 2011A		1.25%		02/15/12	10,311,625	10,361,889
Ithaca SD
BAN 2010		1.50%		07/08/11	11,240,000	11,268,187
Lancaster IDA
Civic Facility RB (2000 GreenField Manor)	a,b	0.31%		04/07/11	10,035,000	10,035,000

 1

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lindenhurst UFSD
TAN 2010-2011		1.50%		06/23/11	29,200,000	29,264,018
Long Island Power Auth
CP Notes Series 3	b	0.29%		05/05/11	18,800,000	18,800,000
CP Notes Series CP1	b	0.30%		04/06/11	21,520,000	21,520,000
Electric System General RB Series 2004A	a,b,c,d	0.26%		04/07/11	22,275,000	22,275,000
Electric System Sub RB Series 2001-3A	a,b	0.26%		04/07/11	38,420,000	38,420,000
Madison Cnty IDA
Civic Facility RB (Colgate Univ) Series 2005A	a,b,c,d	0.25%		04/07/11	11,845,000	11,845,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B	a,c	0.33%		04/07/11	68,800,000	68,800,000
Dedicated Tax Fund Refunding Bonds Series 2008A	a,c	0.33%		04/07/11	25,120,000	25,120,000
Transportation RB Series 2003A	a,b,c,d	0.26%		04/07/11	10,195,000	10,195,000
Transportation RB Series 2005B	a,b,c,d	0.25%		04/07/11	4,995,000	4,995,000
Transportation RB Series 2007A	a,b,c,d	0.26%		04/07/11	31,000,000	31,000,000
Transportation RB Series 2010D		1.50%		11/15/11	11,850,000	11,910,338
Transportation Revenue BAN Series CP2A	b	0.33%		05/05/11	7,250,000	7,250,000
Transportation Revenue BAN Series CP2B	b	0.32%		05/05/11	11,500,000	11,500,000
	b	0.30%		06/10/11	29,500,000	29,500,000
Transportation Revenue BAN Series CP2C	b	0.30%		04/07/11	5,000,000	5,000,000
	b	0.31%		04/07/11	7,000,000	7,000,000
	b	0.30%		05/04/11	5,000,000	5,000,000
	b	0.29%		06/02/11	5,000,000	5,000,000
	b	0.31%		06/07/11	5,000,000	5,000,000
Middle Cnty CSD
TAN 2010-2011		1.25%		06/30/11	30,000,000	30,059,725
Mineola UFSD
TAN 2010-2011		1.25%		06/28/11	12,000,000	12,019,229
Monroe Cnty IDA
Civic Facility RB Series 2004	a,b	0.36%		04/07/11	1,750,000	1,750,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008D1	a,c	0.27%		04/07/11	61,000,000	61,000,000
New York City
GO Bonds Fiscal 1994 Series A7	a,b	0.18%		04/01/11	50,000	50,000
GO Bonds Fiscal 1995 Series F6	a,b	0.25%		04/07/11	50,000	50,000
GO Bonds Fiscal 1997 Series B		6.50%		08/15/11	735,000	751,683
GO Bonds Fiscal 2002 Series A8		2.00%		11/01/11	690,000	696,288
GO Bonds Fiscal 2002 Series D		4.70%		06/01/11	450,000	453,231
GO Bonds Fiscal 2002 Series F		5.75%		08/01/11	435,000	442,690
GO Bonds Fiscal 2002 Series G		5.75%		08/01/11	500,000	508,764
GO Bonds Fiscal 2003 Series A		5.50%		08/01/11	550,000	559,337
GO Bonds Fiscal 2003 Series C1		5.25%		08/01/11	2,305,000	2,342,008
GO Bonds Fiscal 2004 Series A		5.00%		08/01/11	125,000	126,836
GO Bonds Fiscal 2004 Series F1		5.50%		12/15/11	250,000	258,412
GO Bonds Fiscal 2004 Series G		5.00%		08/01/11	3,430,000	3,482,096
GO Bonds Fiscal 2004 Series J	a,c,d	0.25%		04/07/11	7,670,000	7,670,000
GO Bonds Fiscal 2005 Series C3	a,c,d	0.25%		04/07/11	12,700,000	12,700,000
GO Bonds Fiscal 2005 Series E		5.00%		11/01/11	200,000	204,836
GO Bonds Fiscal 2005 Series G	a,c,d	0.25%		04/07/11	7,555,000	7,555,000
GO Bonds Fiscal 2005 Series G&O	a,c,d	0.25%		04/07/11	1,840,000	1,840,000
GO Bonds Fiscal 2005 Series H		5.00%		08/01/11	925,000	939,048
GO Bonds Fiscal 2005 Series J	a,c,d	0.25%		04/07/11	7,015,000	7,015,000
GO Bonds Fiscal 2005 Series M		5.00%		04/01/11	500,000	500,000
GO Bonds Fiscal 2005 Series O	a,c,d	0.25%		04/07/11	7,000,000	7,000,000
GO Bonds Fiscal 2006 Series C		5.00%		08/01/11	1,805,000	1,832,208
GO Bonds Fiscal 2006 Series I3	a,b	0.24%		04/01/11	7,320,000	7,320,000
GO Bonds Fiscal 2006 Series I7	a,b	0.25%		04/07/11	16,000,000	16,000,000
GO Bonds Fiscal 2007 Series A		5.00%		08/01/11	250,000	253,377
GO Bonds Fiscal 2007 Series C1		4.25%		01/01/12	400,000	410,030
GO Bonds Fiscal 2008 Series C1		5.00%		10/01/11	2,340,000	2,393,385
GO Bonds Fiscal 2008 Series E	a,c,d	0.26%		04/07/11	18,695,000	18,695,000
		5.00%		08/01/11	800,000	812,142
GO Bonds Fiscal 2008 Series I1		4.75%		02/01/12	250,000	258,421
GO Bonds Fiscal 2008 Series J1		5.00%		08/01/11	2,225,000	2,258,048
GO Bonds Fiscal 2009 Series A1		4.00%		08/15/11	300,000	303,489

2

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2009 Series B1		3.00%		09/01/11	2,115,000	2,137,283
GO Bonds Fiscal 2009 Series E1		3.50%		10/15/11	100,000	101,425
GO Bonds Fiscal 2009 Series H1	a,c,d	0.26%		04/07/11	8,250,000	8,250,000
GO Bonds Fiscal 2009 Series I1	a,c,d	0.25%		04/07/11	14,740,000	14,740,000
GO Bonds Fiscal 2009 Series J1	a,c,d	0.25%		04/07/11	4,250,000	4,250,000
GO Bonds Fiscal 2010 Series C		5.00%		08/01/11	3,425,000	3,477,389
GO Bonds Fiscal 2010 Series E		3.00%		08/01/11	1,860,000	1,876,118
New York City Capital Resource Corp
RB (Loan Enhanced Assistance Program) Series 2008B1	a,b	0.28%		04/07/11	4,010,000	4,010,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1	a,c,d	0.25%		04/07/11	6,000,000	6,000,000
M/F Housing RB Series 2009E2A		0.41%		09/15/11	15,000,000	15,000,000
M/F Housing RB Series 2009H2		0.55%		07/01/11	13,000,000	13,000,000
M/F Housing RB Series 2010B	a,c,d	0.26%		04/07/11	35,750,000	35,750,000
New York City IDA
Civic Facility RB (New York Univ) Series 2001	a,c,d	0.26%		04/07/11	6,530,000	6,530,000
New York City Municipal Water Finance Auth
CP Series 6		0.28%		05/02/11	25,000,000	25,000,000
Crossover Refunding Bond Series 2002E	a,c,d	0.25%		04/07/11	6,865,000	6,865,000
Water & Sewer System RB Series 2003E	a,c,d	0.25%		04/07/11	4,995,000	4,995,000
Water & Sewer System RB Fiscal 2000 Series C	a,c	0.24%		04/01/11	2,000,000	2,000,000
Water & Sewer System RB Fiscal 2001 Series F1	a,c	0.24%		04/01/11	6,565,000	6,565,000
Water & Sewer System RB Fiscal 2003 Series A	a,c,d	0.25%		04/07/11	9,900,000	9,900,000
		5.25%		06/15/11	100,000	100,917
Water & Sewer System RB Fiscal 2003 Series F1A	a,c	0.19%		04/07/11	9,825,000	9,825,000
Water & Sewer System RB Fiscal 2005 Series D	a,c,d	0.25%		04/07/11	9,855,000	9,855,000
	a,c,d	0.26%		04/07/11	5,800,000	5,800,000
Water & Sewer System RB Fiscal 2006 Series A	a,b,c,d	0.23%		04/07/11	10,000,000	10,000,000
	a,c,d	0.25%		04/07/11	15,965,000	15,965,000
Water & Sewer System RB Fiscal 2007 Series A	a,c,d	0.31%		04/07/11	12,750,000	12,750,000
Water & Sewer System RB Fiscal 2007 Series CC1	a,c	0.19%		04/01/11	12,200,000	12,200,000
Water & Sewer System RB Fiscal 2009 Series DD	a,c,d	0.25%		04/07/11	5,205,000	5,205,000
Water & Sewer System RB Fiscal 2009 Series FF2	a,c,d	0.25%		04/07/11	29,000,000	29,000,000
Water & Sewer System Sub RB Fiscal 2006 Series AA3	a,c	0.33%		04/07/11	7,400,000	7,400,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2	a,c,d	0.28%		04/07/11	14,590,000	14,590,000
Building Aid RB Fiscal 2009 Series S4	b,c,d	0.45%		06/02/11	16,435,000	16,435,000
Building Aid RB Fiscal 2009 Series S5	b,c,d	0.45%		06/02/11	18,080,000	18,080,000
Future Tax Secured Bonds Fiscal 2010 Series A1	a,c,d	0.25%		04/07/11	11,000,000	11,000,000
Future Tax Secured Refunding Bonds Fiscal 2003 Series B		5.25%		02/01/12	125,000	129,892
Future Tax Secured Sr Refunding Bonds Fiscal 2006 Series A1		5.00%		11/01/11	1,000,000	1,026,541
Future Tax Secured Sub Bonds Fiscal 2007 Series C1	a,c,d	0.26%		04/07/11	6,000,000	6,000,000
Future Tax Secured Sub Bonds Fiscal 2010 Series D		5.00%		11/01/11	1,000,000	1,026,296
Future Tax Secured Sub Bonds Fiscal 2011 Series C	a,c,d	0.25%		04/07/11	5,900,000	5,900,000
Future Tax Secured Sub Bonds Fiscal 2011 Series D1	a,c,d	0.25%		04/07/11	6,550,000	6,550,000
Future Tax Secured Sub Refunding Bonds Fiscal 2004 Series D2		5.00%		11/01/11	600,000	615,992
Recovery Bonds Fiscal 2003 Series 2B	a,c	0.28%		04/07/11	12,340,000	12,340,000
New York City Trust for Cultural Resources
RB (Museum of Modern Art) Series 2001-1D	a,c,d	0.26%		04/07/11	4,015,000	4,015,000
Refunding RB (American Museum of Natural History) Series 2004A	a,c,d	0.28%		04/07/11	3,745,000	3,745,000
Refunding RB (American Museum of Natural History) Series 2008A1	a,c	0.24%		04/01/11	2,175,000	2,175,000
New York Liberty Development Corp
Liberty RB (World Trade Center) Series 2009A1	b	0.35%		08/04/11	33,000,000	33,000,000
New York State
GO Bonds Series 2003D		3.00%		06/15/11	460,000	462,468
GO Bonds Series 2009A		4.00%		02/15/12	100,000	102,649
GO Bonds Series 2011A	a,c,d	0.25%		04/07/11	10,000,000	10,000,000
GO Refunding Bonds Series 2005C		4.00%		04/15/11	300,000	300,357
GO Refunding Bonds Series 2009C		3.00%		02/01/12	100,000	101,578
New York State Dormitory Auth
Consolidated RB (CUNY) Series 1993A	a,c,d	0.42%		04/07/11	22,105,000	22,105,000
Court Facilities Lease RB Series 2003A		5.25%		05/15/11	635,000	638,691
CP Notes (Cornell Univ)		0.35%		08/01/11	6,155,000	6,155,000

 3

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hospital RB (NY & Presbyterian Hospital) Series 2007	a,b,c,d	0.26%		04/07/11	9,900,000	9,900,000
Mental Health Services Facilities RB Series 2005C1		5.00%		02/15/12	100,000	103,390
Mental Health Services Facilities RB Series 2005D1		5.00%		08/15/11	1,200,000	1,219,177
Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/12	200,000	206,889
RB (Cornell Univ) Series 2006A	a,c,d	0.31%		04/07/11	9,865,000	9,865,000
RB (New York Univ) Series 1998A		5.75%		07/01/11	1,200,000	1,216,023
RB (New York Univ) Series 2001-2	a,c,d	0.26%		04/07/11	3,450,000	3,450,000
RB (New York Univ) Series 2009A	a,c,d	0.25%		04/07/11	3,195,000	3,195,000
	a,c,d	0.26%		04/07/11	7,085,000	7,085,000
	b,c,d	0.40%		09/29/11	12,580,000	12,580,000
RB (State Univ Educational Facilities) Series 1993A		5.88%		05/15/11	190,000	191,162
RB (State Univ Educational Facilities) Series 2000B		5.00%		05/15/11	100,000	100,505
RB (Univ of Rochester) Series 2006 B1	a,b	0.26%		04/07/11	3,000,000	3,000,000
Refunding RB (Consolidated Service Contract) Series 2009A		2.00%		07/01/11	3,000,000	3,011,448
		3.00%		07/01/11	2,100,000	2,112,017
State Personal Income Tax RB Series 2003A		5.00%		12/15/11	200,000	206,047
		5.50%		03/15/12	200,000	209,205
State Personal Income Tax RB Series 2005F	a,c,d	0.25%		04/07/11	11,930,000	11,930,000
State Personal Income Tax RB Series 2006C		3.63%		12/15/11	250,000	254,967
State Personal Income Tax RB Series 2006D	a,c,d	0.25%		04/07/11	22,500,000	22,500,000
State Personal Income Tax RB Series 2007A	a,c,d	0.25%		04/07/11	3,000,000	3,000,000
State Personal Income Tax RB Series 2009A	a,c,d	0.25%		04/07/11	2,500,000	2,500,000
State Personal Income Tax RB Series 2009D		3.00%		06/15/11	200,000	200,881
		4.00%		06/15/11	300,000	301,969
State Personal Income Tax RB Series 2010F	a,c,d	0.31%		04/07/11	5,000,000	5,000,000
State Personal Income Tax Refunding RB Series 2005B	a,c,d	0.42%		04/07/11	16,635,000	16,635,000
State Personal Income Tax Refunding RB Series 2009B		3.00%		02/15/12	150,000	152,736
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2002B	a,c,d	0.24%		04/07/11	27,500,000	27,500,000
Clean Water & Drinking Water Revolving Funds RB Series 2002D		5.00%		06/15/11	400,000	403,653
State Revolving Funds RB Series 2010C	a,c,d	0.31%		04/07/11	1,465,000	1,465,000
Water Pollution Control Sub Refunding RB Series 1997E		6.00%		06/15/11	1,200,000	1,213,026
New York State HFA
Housing RB (505 W 37th St) Series 2009A	a,b	0.25%		04/07/11	35,960,000	35,960,000
Housing RB (600 W 42nd St) Series 2009A	a,b	0.25%		04/07/11	100,700,000	100,700,000
Housing RB (Tribeca Green) Series 2003A	a,b	0.24%		04/07/11	8,615,000	8,615,000
Service Contract Refunding RB Series 2003I	a,b	0.26%		04/07/11	5,000,000	5,000,000
New York State Local Government Assistance Corp
Sub Lien Refunding Bonds Series 2003A4V	a,c	0.25%		04/07/11	11,550,000	11,550,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 159	a,c	0.25%		04/07/11	9,500,000	9,500,000
New York State Power Auth
CP Series 1		0.30%		05/05/11	20,000,000	20,000,000
		0.32%		06/01/11	3,400,000	3,400,000
		0.36%	05/06/11	11/05/11	10,212,000	10,212,000
CP Series 2		0.32%		05/04/11	10,000,000	10,000,000
		0.32%		06/09/11	8,300,000	8,300,000
RB Series 2002A		5.00%		11/15/11	1,700,000	1,747,151
New York State Thruway Auth
General RB Series G	a,b,c,d	0.34%		04/07/11	3,950,000	3,950,000
General RB Series H	a,b,c,d	0.23%		04/07/11	17,570,000	17,570,000
State Personal Income Tax RB Series 2009A		4.00%		03/15/12	100,000	102,936
State Personal Income Tax RB Series 2010A		5.00%		03/15/12	1,500,000	1,563,084
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2003A1C	a,c,d	0.30%		04/07/11	4,795,000	4,795,000
Asset-Backed RB Series 2003B1		5.00%		06/01/11	2,000,000	2,015,221
Asset-Backed RB Series 2008A		4.00%		06/01/11	1,000,000	1,005,784
		5.00%		06/01/11	265,000	266,822
New York State Urban Development Corp
Service Contract Refunding RB Series 2005A		5.00%		01/01/12	200,000	205,839
Service Contract Refunding RB Series 2008D		5.00%		01/01/12	1,200,000	1,237,744
Service Contract Refunding RB Series 2010A1		3.00%		01/01/12	2,000,000	2,036,359
Service Contract Refunding RB Series 2010B		5.00%		01/01/12	14,000,000	14,474,879
State Facilities Refunding RB Series 1995		5.75%		04/01/11	5,450,000	5,450,000
State Personal Income Tax RB Series 2004A3A	a,c	0.28%		04/07/11	7,500,000	7,500,000

4

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2004A3C	a,c	0.28%		04/07/11	3,090,000	3,090,000
State Personal Income Tax RB Series 2005B	a,c,d	0.25%		04/07/11	9,195,000	9,195,000
State Personal Income Tax RB Series 2008A1		4.00%		12/15/11	150,000	153,271
		5.00%		12/15/11	250,000	257,553
State Personal Income Tax RB Series 2009A1	a,c,d	0.25%		04/07/11	7,535,000	7,535,000
		3.00%		12/15/11	150,000	152,644
State Personal Income Tax RB Series 2009C		5.00%		12/15/11	225,000	231,486
Newburg SD
BAN Series 2010D		1.50%		12/16/11	23,000,000	23,144,274
Port Auth of New York & New Jersey
Consolidated Bonds 140th Series	a,b,c,d	0.23%		04/07/11	5,235,000	5,235,000
Consolidated Bonds 148th Series	a,c,d	0.25%		04/07/11	15,235,000	15,235,000
	a,c,d	0.26%		04/07/11	44,580,000	44,580,000
Consolidated Bonds 160th Series	a,c,d	0.26%		04/07/11	3,125,000	3,125,000
CP Series B		0.32%		04/06/11	6,600,000	6,600,000
		0.37%		06/03/11	1,920,000	1,920,000
		0.36%		06/08/11	6,000,000	6,000,000
Putnam Cnty
GO TAN 2010		1.25%		10/27/11	17,000,000	17,080,618
Rondout Valley CSD at Accord
BAN 2010		1.25%		08/11/11	10,860,298	10,888,812
Sachem CSD at Holbrook
TAN 2010-2011		1.50%		06/23/11	5,000,000	5,012,809
Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A	a,c,d	0.28%		04/07/11	8,815,000	8,815,000
Schenectady IDA
RB (Sunnyview Hospital & Rehabilitation Center) Series 2003A	a,b	0.30%		04/07/11	6,830,000	6,830,000
RB (Sunnyview Hospital & Rehabilitation Center) Series 2003B	a,b	0.30%		04/07/11	4,185,000	4,185,000
Seaford UFSD
TAN 2010-2011		1.50%		06/23/11	8,000,000	8,017,160
Suffolk Cnty
BAN Series 2010A		1.50%		05/27/11	9,510,000	9,524,762
Tarrytowns UFSD
GO BAN 2011		1.50%		02/17/12	10,600,000	10,683,600
Triborough Bridge & Tunnel Auth
General Purpose RB Series 2001A	a,c,d	0.26%		04/07/11	7,400,000	7,400,000
General RB Series 2005A	a,c	0.28%		04/07/11	15,080,000	15,080,000
General RB Series 2008C	a,c,d	0.31%		04/07/11	1,100,000	1,100,000
General RB Series 2009A2	a,c,d	0.26%		04/07/11	6,500,000	6,500,000
		2.50%		11/15/11	300,000	303,787
General Refunding RB Series 2005B2	a,c	0.30%		04/07/11	14,465,000	14,465,000
Refunding RB Series 2002B		5.00%		11/15/11	500,000	513,691
Sub RB Series 2008D		4.00%		11/15/11	150,000	152,841
Sub Refunding RB Series 2002E	a,c,d	0.25%		04/07/11	13,795,000	13,795,000
	a,c,d	0.26%		04/07/11	10,660,000	10,660,000
	a,c,d	0.34%		04/07/11	34,425,000	34,425,000
Ulster Cnty
BAN 2010		1.25%		11/18/11	7,265,000	7,301,139
Watertown SD
BAN 2010		1.25%		07/28/11	10,000,000	10,022,289
Westchester Cnty IDA
Mortgage RB (Kendal on Hudson) Series 2007	a,b	0.32%		04/07/11	7,965,000	7,965,000

						1,978,242,803

Puerto Rico 1.0%
Puerto Rico Highway & Transportation Auth
Transportation RB Series A	a,b	0.20%		04/07/11	1,950,000	1,950,000
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	a,b,c,d	0.25%		04/07/11	14,365,000	14,365,000

 5

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sales Tax RB First Sub Series 2009A	b	5.00%		08/01/11	4,000,000	4,061,784

						20,376,784

Total Municipal Securities
(Cost $1,998,619,587)						1,998,619,587

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $1,998,619,587.

a	Variable-rate security.
b	Credit-enhanced security.
c	Liquidity-enhanced security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $791,945,000 or 38.7% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TECP —	Tax-exempt commercial paper
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

6

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47706MAR11

 7

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

100.4%		Municipal Securities	620,029,147	620,029,147

100.4%		Total Investments	620,029,147	620,029,147
(0	.4)%	Other Assets and Liabilities, Net		(2,290,211)

100.0%		Net Assets		617,738,936

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Municipal Securities 100.4% of net assets

New Jersey 72.3%
Brick Township
BAN Series 2010A		1.75%		09/30/11	5,790,000	5,829,380
Burlington Cnty Bridge Commission
Solid Waste Project Notes Series 2010		2.00%		10/11/11	6,500,000	6,551,283
Camden Cnty Improvement Auth
Cnty Guaranteed Loan Revenue Notes Series 2010		1.50%		12/28/11	5,000,000	5,032,088
East Brunswick
BAN		2.50%		04/27/11	7,000,000	7,009,569
		2.00%		01/06/12	7,195,000	7,269,016
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003B	a,c,d	0.27%		04/07/11	6,000,000	6,000,000
Open Space & Farmland Preservation Bonds Series 2005A	a,c,d	0.25%		04/07/11	4,190,000	4,190,000
Gloucester Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2003	a	0.08%		04/01/11	700,000	700,000
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pool Notes Series 2010E1		1.50%		08/31/11	14,200,000	14,246,994
Cnty-Guaranteed Pool Notes Series 2011G1		2.00%		01/09/12	4,800,000	4,842,431
Jefferson Township
BAN		1.50%		06/29/11	6,498,370	6,511,902
Livingston Township
BAN		1.50%		02/02/12	5,000,000	5,035,478
Mendham Township
BAN		1.50%		05/26/11	1,973,000	1,975,658
Middlesex Cnty Improvement Auth
Capital Equipment RB Series 2010		1.50%		09/15/11	1,900,000	1,907,778
Monroe Township
BAN		2.00%		02/07/12	5,000,000	5,046,586
New Jersey
GO Refunding Bonds Series J		5.00%		07/15/11	1,650,000	1,671,431
GO Refunding Bonds Series M		5.25%		07/15/11	170,000	172,236
GO Refunding Bonds Series N	a,c,d	0.42%		04/07/11	3,245,000	3,245,000
Refunding GO Bonds Series H		5.25%		07/01/11	1,575,000	1,593,980
TRAN Fiscal 2011 Series A		2.00%		06/23/11	32,500,000	32,624,560
New Jersey Economic Development Auth
Dock Facility Refunding RB (Bayonne/IMTT-Bayonne) Series 1993C	a,b	0.24%		04/01/11	5,000,000	5,000,000

 1

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Economic Development Bonds (Ranney School) Series 2007	a,b	0.31%		04/07/11	6,205,000	6,205,000
Motor Vehicle Surcharge RB Series 2004A	a,b,c,d	0.31%		04/07/11	5,715,000	5,715,000
RB (Catholic Community Service) Series 1993	a,b	0.29%		04/07/11	3,280,000	3,280,000
RB (Crane’s Mill) Series 2008B	a,b	0.21%		04/07/11	3,470,000	3,470,000
RB (Hun School of Princeton) Series 2004	a,b	0.19%		04/07/11	1,575,000	1,575,000
RB (Presbyterian Homes Assisted Living) Series 2006A	a,b	0.18%		04/07/11	7,360,000	7,360,000
RB (Princeton Day School) Series 2005	a,b	0.22%		04/07/11	10,000,000	10,000,000
RB (St. Barnabas Medical Center) Series 1997A	b	0.60%		07/01/11	4,650,000	4,643,010
RB (Wyckoff Family YMCA) 2003	a,b	0.26%		04/07/11	2,190,000	2,190,000
School Facilities Construction Refunding Bonds Series 2011C	a,c,d	0.31%		04/07/11	10,000,000	10,000,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K	a,c,d	0.25%		04/07/11	11,395,000	11,395,000
New Jersey Educational Facilities Auth
RB (Princeton Univ) Series 2007E	a,c,d	0.31%		04/07/11	2,053,000	2,053,000
RB (Princeton Univ) Series 2007F	a,c,d	0.24%		04/07/11	6,435,000	6,435,000
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital Corp) Series 2008B	a,b	0.22%		04/07/11	8,000,000	8,000,000
RB (Composite Program) Series 2003A2	a,b	0.34%		04/07/11	2,400,000	2,400,000
RB (Hospital Capital Asset Financing Program) Series 1985A	a,b	0.22%		04/07/11	3,800,000	3,800,000
RB (Meridian Health System) Series 2003A	a,b	0.22%		04/07/11	12,865,000	12,865,000
RB (St. Barnabas Health Care System) Series 2001A	a,b	0.22%		04/07/11	7,065,000	7,065,000
RB (St. Peter’s Univ Hospital) Series 2000B	a,b	0.25%		04/07/11	1,900,000	1,900,000
RB (Virtua Health) Series 2009C	a,b	0.23%		04/07/11	3,220,000	3,220,000
Refunding RB (Underwood-Memorial Hospital) Series 2008	a,b	0.22%		04/07/11	3,580,000	3,580,000
New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B	a,b	0.22%		04/07/11	8,900,000	8,900,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2004B		5.25%		12/15/11	2,285,000	2,359,741
Transportation System Bonds Series 2005B&2006A	a,b,c,d	0.25%		04/07/11	12,000,000	12,000,000
Transportation System Bonds Series 2006C	a,b,c,d	0.25%		04/07/11	42,735,000	42,735,000
	a,b,c,d	0.27%		04/07/11	12,360,000	12,360,000
	b,c,d	0.43%		08/04/11	13,655,000	13,655,000
Transportation System Bonds Series 2007A	a,b,c,d	0.26%		04/07/11	10,205,000	10,205,000
	a,c,d	0.31%		04/07/11	7,400,000	7,400,000
Transportation System Bonds Series 2009A	b,c,d	0.45%		05/19/11	16,320,000	16,320,000
Transportation System Bonds Series 2009D	a,b	0.22%		04/07/11	8,900,000	8,900,000
New Jersey Turnpike Auth
RB Series 2003A	a,b,c,d	0.26%		04/07/11	14,260,000	14,260,000
RB Series 2003A & Refunding RB Series 2005A	a,b,c,d	0.35%		04/07/11	3,540,000	3,540,000
RB Series 2009A	a,b	0.22%		04/07/11	4,225,000	4,225,000
Refunding RB Series 2005A	a,b,c,d	0.40%		04/07/11	6,500,000	6,500,000
Newark Housing Auth
Port Auth-Port Newark Marine Terminal Refunding Bonds (Newark Redevelopment) Series 2007	a,b,c,d	0.25%		04/07/11	3,380,000	3,380,000
North Bergen
BAN Series 2010		1.50%		06/02/11	5,595,500	5,603,522
Rockaway Township
GO Bonds Series 2003		2.88%		07/15/11	440,000	442,970
Rutgers State Univ
CP Series A&B	c	0.32%		06/08/11	1,850,000	1,850,000
GO Bonds Series 2009F	a,c,d	0.25%		04/07/11	2,815,000	2,815,000
South Orange Village Township
BAN Series 2010B		2.00%		09/08/11	1,000,000	1,005,657
Union Cnty
BAN		2.00%		07/01/11	19,965,000	20,040,261
West Milford
BAN		1.50%		04/15/11	4,658,523	4,660,246

						446,763,777

New York 13.3%
Port Auth of New York & New Jersey
Consolidated Bonds 133rd Series		3.00%		07/15/11	1,000,000	1,007,206
Consolidated Bonds 140th Series	a,b,c,d	0.23%		04/07/11	8,645,000	8,645,000
Consolidated Bonds 144th Series	a,c,d	0.25%		04/07/11	16,695,000	16,695,000

2

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Consolidated Bonds 148th Series	a,c,d	0.25%		04/07/11	14,765,000	14,765,000
	a,c,d	0.26%		04/07/11	17,000,000	17,000,000
Consolidated Bonds 154th Series		5.00%		09/01/11	400,000	407,272
Consolidated Bonds 156th Series	a,c,d	0.25%		04/07/11	1,400,000	1,400,000
CP Series B		0.37%		06/03/11	16,080,000	16,080,000
		0.36%		06/08/11	6,300,000	6,300,000

						82,299,478

Pennsylvania 8.2%
Delaware River Jt Toll Bridge Commission
Bridge System RB Series 2007B1	a,b	0.25%		04/07/11	18,915,000	18,915,000
Bridge System RB Series 2007B2	a,b	0.29%		04/07/11	2,000,000	2,000,000
Delaware River Port Auth
Refunding RB Series 2008A	a,b	0.22%		04/07/11	29,530,000	29,530,000

						50,445,000

Puerto Rico 6.6%
Puerto Rico Electric Power Auth
Power Refunding RB Series UU	a,b,c,d	0.25%		04/07/11	17,000,000	17,000,000
Puerto Rico Highway & Transportation Auth
Transportation RB Series A	a,b	0.20%		04/07/11	15,375,000	15,375,000
Puerto Rico Industrial, Medical & Environmental Control Facility Financing Auth
Higher Education RB (Ana G. Mendez Univ) Series 1998	a,b	0.25%		04/07/11	2,000,000	2,000,000
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	a,b,c,d	0.25%		04/07/11	4,115,000	4,115,000
Sales Tax RB First Sub Series 2009A	b	5.00%		08/01/11	2,000,000	2,030,892

						40,520,892

Total Municipal Securities
(Cost $620,029,147)						620,029,147

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $620,029,147.

a	Variable-rate security.
b	Credit-enhanced security.
c	Liquidity-enhanced security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $273,823,000 or 44.3% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TECP —	Tax-exempt commercial paper
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

 3

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47710MAR11

4

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

96.9%		Municipal Securities	449,224,075	449,224,075
4.5%		Other Investments	21,000,000	21,000,000

101.4%		Total Investments	470,224,075	470,224,075
(1	.4)%	Other Assets and Liabilities, Net		(6,502,672)

100.0%		Net Assets		463,721,403

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Municipal Securities 96.9% of net assets

Pennsylvania 93.6%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007	a,b	0.27%		04/07/11	7,180,000	7,180,000
Allegheny Cnty
TRAN Series 2011		1.00%		04/05/11	16,000,000	16,001,097
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/11	12,915,000	13,161,117
Allegheny Cnty IDA
RB (St. Joseph HS) Series 2009	b	0.60%		12/01/11	6,000,000	6,000,000
Berks Cnty Municipal Auth
RB (Phoebe-Devitt Homes) Series 2008A	a,b	0.33%		04/07/11	9,600,000	9,600,000
Bucks Cnty IDA
RB (Pennswood Village) Series 2007B	a,b	0.27%		04/07/11	8,340,000	8,340,000
Butler Cnty General Auth
School RB (Butler Area SD) Series 2007	a,b,c,d	0.25%		04/07/11	7,770,000	7,770,000
Butler Cnty IDA
RB (Armco) Series 1996A	a,b	0.29%		04/07/11	6,650,000	6,650,000
RB (Butler Cnty Family YMCA) Series 2005	a,b	0.27%		04/07/11	4,310,000	4,310,000
Cambria Cnty IDA
Refunding RB (American National Red Cross) Series 2008	a,b	0.22%		04/07/11	3,200,000	3,200,000
Commonwealth Financing Auth
RB Series 2006A	a,c,d	0.28%		04/07/11	9,850,000	9,850,000
Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A	a,b,c,d	0.30%		04/07/11	315,000	315,000
Delaware River Jt Toll Bridge Commission
Bridge System RB Series 2007B2	a,b	0.29%		04/07/11	11,100,000	11,100,000
Delaware River Port Auth
Refunding RB Series 2008B	a,b	0.18%		04/07/11	4,285,000	4,285,000
Emmaus General Auth
Local Government RB (Saucon Valley SD) Series 1989-G19	a,b	0.24%		04/07/11	1,200,000	1,200,000
Erie City Water Auth
Water RB Series 2006C	b	2.50%		06/01/11	5,000,000	5,013,696
Water RB Series 2006D	b	2.50%		06/01/11	4,675,000	4,687,805
Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2002	a,b	0.31%		04/07/11	4,695,000	4,695,000

 1

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2004A	a,b,c,d	0.31%		04/07/11	5,000,000	5,000,000
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009	b,c,d	0.45%		06/02/11	5,000,000	5,000,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza) Series 2000	a,b	0.36%		04/07/11	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A	a,b	0.25%		04/07/11	5,030,000	5,030,000
North Hampton Cnty
RB (Binney & Smith) Series 1997A	a,b	0.41%		04/07/11	7,500,000	7,500,000
Owen J. Roberts SD
GO Notes Series 2006	a,c,d	0.28%		04/07/11	1,375,000	1,375,000
Pennsylvania
GO Bonds First Series 2003		5.00%		01/01/12	600,000	620,145
GO Bonds First Series 2006		5.00%		10/01/11	925,000	946,355
GO Bonds Second Series 2007A	a,c,d	0.24%		04/07/11	3,540,000	3,540,000
GO Refunding Bonds First Series 2008		5.00%		08/01/11	750,000	761,376
Pennsylvania Economic Development Financing Auth
RB (Amtrak) Series 2001B	a,b	0.27%		04/07/11	8,690,000	8,690,000
RB (Lithographers Real Estate) Series 2008B1	a,b	0.29%		04/07/11	3,900,000	3,900,000
Refunding RB (Aqua Pennsylvania) Series 2010A	b,c,d	0.48%		08/18/11	7,500,000	7,500,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg) Series 1986	a,b	0.28%		04/07/11	5,455,000	5,455,000
Pennsylvania HFA
Rental Housing Refunding Bonds Series 2008A	a,c	0.24%		04/07/11	2,700,000	2,700,000
Rental Housing Refunding Bonds Series 2008B	a,c	0.24%		04/07/11	6,085,000	6,085,000
S/F Mortgage RB Series 2003-97A	a,c,d	0.36%		04/07/11	270,000	270,000
S/F Mortgage RB Series 2004-77B	a,c	0.24%		04/07/11	9,000,000	9,000,000
S/F Mortgage RB Series 2004-82B	a,c	0.25%		04/07/11	3,535,000	3,535,000
S/F Mortgage RB Series 2005-88B	a,c	0.30%		04/07/11	15,500,000	15,500,000
S/F Mortgage RB Series 2005-88C	a,c	0.30%		04/07/11	15,080,000	15,080,000
S/F Mortgage RB Series 2005-89	a,c	0.24%		04/07/11	1,550,000	1,550,000
S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A	a,c,d	0.28%		04/07/11	1,305,030	1,305,030
S/F Mortgage RB Series 2006-94B	a,c	0.37%		04/07/11	4,695,000	4,695,000
S/F Mortgage RB Series 2006-99A, 2007-99A&100A	a,c,d	0.31%		04/07/11	2,985,000	2,985,000
S/F Mortgage RB Series 2007-100A	a,c,d	0.39%		04/07/11	7,685,000	7,685,000
S/F Mortgage RB Series 2007-100C	a,c	0.25%		04/07/11	800,000	800,000
S/F Mortgage RB Series 2007-97B		3.70%		10/01/11	1,335,000	1,356,801
S/F Mortgage RB Series 2007-99A	a,c,d	0.29%		04/07/11	4,680,000	4,680,000
S/F Mortgage RB Series 2009-105C	a,c,d	0.32%		04/07/11	2,000,000	2,000,000
S/F Mortgage RB Series 2010-111		0.45%		09/22/11	6,000,000	6,000,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Independent Colleges & Univs of Pennsylvania) Series 2001-I1	a,b	0.28%		04/07/11	3,550,000	3,550,000
RB (Bryn Mawr College) Series 2009		0.43%		02/02/12	5,000,000	5,000,000
RB (Holy Family Univ) Series 2008	a,b	0.25%		04/07/11	1,170,000	1,170,000
RB (Robert Morris College) Series 2000F2	b	0.70%		05/01/11	2,900,000	2,900,000
RB (Waynesburg College) Series 2002J4	b	0.70%		05/01/11	2,100,000	2,100,000
Pennsylvania Infrastructure Investment Auth
CP Revenue Notes Series 2010A	b	0.31%		04/05/11	5,000,000	5,000,000
Pennsylvania State Turnpike Commission
Sub Special RB Series 2010B1	a,c,d	0.26%		04/07/11	9,000,000	9,000,000
Turnpike RB Series 2004A	a,b,c,d	0.26%		04/07/11	2,700,000	2,700,000
Philadelphia
Airport RB Series 2007A	a,b,c,d	0.27%		04/07/11	14,700,000	14,700,000
Airport Refunding RB Series 2007B	a,b,c,d	0.27%		04/07/11	2,845,000	2,845,000
Water & Wastewater Refunding RB Series 2007B	b,c,d	0.43%		07/21/11	13,730,000	13,730,000
Philadelphia IDA
RB (Fox Chase Cancer Center) Series 2007B	a,b,c,d	0.25%		04/07/11	27,215,000	27,215,000
RB (Philadelphia Protestant Home) Series 2008	a,b	0.27%		04/07/11	3,580,000	3,580,000
Philadelphia SD
TRAN 2010-2011 Series A		2.50%		06/30/11	10,000,000	10,030,429
Pittsburgh Water & Sewer Auth
Sub Refunding RB Series 2008C1A	b	0.45%		09/01/11	2,500,000	2,500,000

2

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sub Refunding RB Series 2008C1B	b	0.45%		09/01/11	5,000,000	5,000,000
Sayre Health Care Facilities Auth
RB (Guthrie Health) Series 2002A	b	5.75%		12/01/11	2,185,000	2,283,557
Temple Univ
Funding Obligations Series 2010		1.50%		04/06/11	5,000,000	5,000,667
Univ of Pittsburgh
Univ Capital Project & Refunding Bonds Series 2005C		0.29%		04/06/11	20,000,000	20,000,000
Univ Capital Project & Refunding Bonds Series 2007B		0.28%		05/04/11	4,866,000	4,866,000
Univ Capital Project Bonds Series 2009B	a,c,d	0.25%		04/07/11	3,425,000	3,425,000
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B	b	0.70%		07/01/11	6,335,000	6,335,000
Hospital RB (Washington Hospital) Series 2007A	b	0.70%		07/01/11	3,195,000	3,195,000
Westmoreland Cnty IDA
IDRB (White Consolidated Industries) Series 1982	b	0.50%		06/01/11	6,940,000	6,940,000

						433,969,075

Puerto Rico 3.3%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	a,b,c,d	0.25%		04/07/11	15,255,000	15,255,000

Total Municipal Securities
(Cost $449,224,075)						449,224,075

Other Investments 4.5% of net assets

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	11,000,000	11,000,000
Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	10,000,000	10,000,000

Total Other Investments
(Cost $21,000,000)						21,000,000

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $470,224,075.

a	Variable-rate security.
b	Credit-enhanced security.
c	Liquidity-enhanced security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $169,145,030 or 36.5% of net assets.

 3

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TECP —	Tax-exempt commercial paper
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47709MAR11

4

The Charles Schwab Family of Funds
Schwab Massachusetts AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Municipal Securities	454,545,398	454,545,398

98.3%	Total Investments	454,545,398	454,545,398
1.7%	Other Assets and Liabilities, Net		8,041,546

100.0%	Net Assets		462,586,944

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Municipal Securities 98.3% of net assets

Massachusetts 97.5%
Beverly
GO BAN		1.50%		10/21/11	5,900,000	5,933,634
Boston Industrial Development Financing Auth
IDRB (Fenway Community Health Center) Series 2006B	a,b	0.55%		04/07/11	8,570,000	8,570,000
Boston Water & Sewer Commission
CP BAN Series A	b	0.40%		04/04/11	5,000,000	5,000,000
	b	0.35%		07/07/11	10,000,000	10,000,000
Bourne
GO BAN		1.25%		09/29/11	2,011,255	2,019,493
Brockton
GO BAN		1.50%		05/13/11	6,000,000	6,006,798
Dartmouth
GO BAN		1.50%		02/24/12	2,985,400	3,011,088
East Longmeadow
GO BAN		1.50%		06/29/11	3,539,168	3,547,573
Hanover
GO BAN		1.75%		09/15/11	5,000,000	5,030,861
Haverhill
GO BAN		1.75%		06/01/11	1,582,198	1,585,158
		1.25%		09/01/11	7,000,000	7,022,476
GO BAN Series A		1.50%		06/01/11	817,500	818,448
Ipswich
GO BAN		1.25%		06/16/11	3,442,000	3,448,264
Lowell
GO BAN		1.25%		09/16/11	2,600,000	2,608,448
Manchester Essex Regional SD
GO BAN 2010		1.25%		08/19/11	4,000,000	4,012,709
Marlborough
GO BAN		1.50%		06/22/11	5,000,000	5,011,904
Massachusetts
GO Bonds Series 2007	a,c,d	0.25%		04/07/11	7,625,000	7,625,000
GO Bonds Consolidated Loan Series 2006A	a,c	0.30%		04/01/11	3,200,000	3,200,000
GO Consolidated Loan Series 2002C	a,c,d	0.25%		04/07/11	5,095,000	5,095,000
		5.50%		11/01/11	650,000	668,558
GO Consolidated Loan Series 2002E		5.50%		01/01/12	1,000,000	1,037,447

 1

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Consolidated Loan Series 2005B		5.00%		08/01/11	200,000	202,795
GO Consolidated Loan Series 2005C		5.00%		09/01/11	200,000	203,496
GO Consolidated Loan Series 2007A	a,c,d	0.36%		04/07/11	5,000,000	5,000,000
GO Consolidated Loan Series 2007C	a,c,d	0.25%		04/07/11	14,900,000	14,900,000
	a,c,d	0.30%		04/07/11	3,900,000	3,900,000
GO Refunding Bonds Series 2004A	a,c,d	0.36%		04/07/11	3,525,000	3,525,000
	a,c,d	0.43%		04/07/11	5,375,000	5,375,000
		5.00%		08/01/11	1,000,000	1,015,131
GO Refunding Bonds Series 2004B	a,c,d	0.43%		04/07/11	5,150,000	5,150,000
GO Refunding Bonds Series 2010A	a	0.49%	04/07/11	02/01/12	600,000	600,502
Special Obligation RB Series A	a,c,d	0.43%		04/07/11	3,920,000	3,920,000
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000	a,c	0.24%		04/07/11	10,100,000	10,100,000
Sr Sales Tax Bonds Series 2004C	a,c,d	0.43%		04/07/11	1,330,000	1,330,000
Sr Sales Tax Bonds Series 2008A1	a,c	0.22%		04/07/11	10,500,000	10,500,000
Sr Sales Tax Bonds Series 2010A	a,e	0.34%		10/27/11	5,815,000	5,815,000
Massachusetts Dept of Transportation
Sub RB Series 2010A3	a,b	0.22%		04/07/11	5,100,000	5,100,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B	a,b	0.34%		04/07/11	3,505,000	3,505,000
RB (Abby Kelley Foster Charter Public School) Series 2008	a,b	0.24%		04/07/11	5,000,000	5,000,000
RB (Marine Biological Laboratory) Series 2006	a,b	0.25%		04/07/11	1,645,000	1,645,000
RB (Masonic Nursing Home) Series 2002A	a,b	0.30%		04/07/11	8,000,000	8,000,000
RB (Smith College) Series 2007	a,c	0.23%		04/07/11	2,000,000	2,000,000
RB (Tabor Academy) Series 2007B	a,b	0.23%		04/07/11	3,450,000	3,450,000
RB (WGBH Educational Foundation) Series 2008B	a,b,c,d	0.25%		04/07/11	14,739,000	14,739,000
RB (YMCA of Greater Worcester) Series 2006	a,b	0.23%		04/07/11	4,975,000	4,975,000
Refunding RB (Wentworth Institute of Technology) Series 2007A	a,b	0.25%		04/07/11	1,300,000	1,300,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I	a	0.17%		04/07/11	3,900,000	3,900,000
RB (Amherst College) Series 2009K2		2.75%		01/05/12	8,105,000	8,241,041
RB (Amherst College) Series H		0.43%		07/07/11	4,817,000	4,817,000
RB (Capital Asset Program) Series M2	a,b	0.24%		04/07/11	5,060,000	5,060,000
RB (Children’s Hospital) Series 2010N2	a,b	0.20%		04/07/11	2,400,000	2,400,000
RB (Harvard Univ) Series R	a	0.15%		04/01/11	1,100,000	1,100,000
RB (Hebrew Rehabilitation Center) Series 2007D	a,b	0.28%		04/07/11	2,100,000	2,100,000
RB (MIT) Series 2008N	a,c,d	0.25%		04/07/11	2,000,000	2,000,000
RB (Museum of Fine Arts) Series 2007A1	a,c	0.23%		04/01/11	9,300,000	9,300,000
RB (Museum of Fine Arts) Series 2007A2	a,c	0.23%		04/01/11	6,600,000	6,600,000
RB (Partners HealthCare System) Series 2005F3	a,c	0.23%		04/07/11	1,280,000	1,280,000
RB (Partners HealthCare System) Series 2007G5		4.00%		07/01/11	200,000	201,602
RB (Partners HealthCare System) Series 2008H1		0.31%		06/09/11	15,000,000	15,000,000
RB (Tufts Univ) Series 2008N1	a,c	0.20%		04/01/11	1,320,000	1,320,000
RB (Wellesley College) Series 2008I	a	0.15%		04/01/11	2,125,000	2,125,000
RB (Worcester Campus - UMass) Series 2005D	a,b,c,d	0.25%		04/07/11	12,895,000	12,895,000
RB (Worcester Campus - UMass) Series 2007E&F	a,b,c,d	0.24%		04/07/11	30,380,000	30,380,000
Massachusetts HFA
Housing Bonds Series 2010A		0.57%		06/01/11	5,700,000	5,700,000
Massachusetts Port Auth
RB Series 2005A	a,b,c,d	0.24%		04/07/11	6,765,000	6,765,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A	a,c,d	0.25%		04/07/11	30,775,000	30,775,000
Dedicated Sales Tax Bonds Series 2007A	a,c,d	0.25%		04/07/11	15,670,000	15,670,000
	a,c,d	0.28%		04/07/11	1,315,000	1,315,000
Massachusetts State College Building Auth
Project & Refunding RB Series 2003B	a,b,c,d	0.25%		04/07/11	6,990,000	6,990,000
Massachusetts Turnpike Auth
Western Turnpike RB Series 1997A	a,b,c,d	0.25%		04/07/11	2,000,000	2,000,000
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006	a,c,d	0.26%		04/07/11	7,600,000	7,600,000
State Revolving Fund Bonds Series 14	a,c,d	0.26%		04/07/11	6,665,000	6,665,000
Massachusetts Water Resources Auth
General RB Series 2002B	a,c,d	0.25%		04/07/11	8,050,000	8,050,000
General RB Series 2002J	a,c,d	0.26%		04/07/11	1,400,000	1,400,000
General Refunding RB Series 1998B		5.50%		08/01/11	250,000	253,965

2

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
General Refunding RB Series 2007B	a,c,d	0.27%		04/07/11	5,330,000	5,330,000
	a,c,d	0.43%		04/07/11	7,160,000	7,160,000
New Bedford
GO BAN Series A		1.50%		02/10/12	5,000,000	5,030,808
Salem
GO State Qualified Loan Bonds 2010		3.00%		09/01/11	1,188,000	1,200,377
Stoughton
GO BAN		1.50%		05/13/11	1,048,000	1,049,042
West Springfield
GO BAN		1.50%		06/29/11	3,696,557	3,704,886
Whitman
GO BAN		1.25%		05/06/11	6,000,000	6,003,831
Woburn
GO BAN		1.50%		09/23/11	7,121,000	7,159,063

						451,045,398

Puerto Rico 0.8%
Puerto Rico Industrial, Medical & Environmental Control Facility Financing Auth
Higher Education RB (Ana G. Mendez Univ) Series 1998	a,b	0.25%		04/07/11	3,500,000	3,500,000

Total Municipal Securities
(Cost $454,545,398)						454,545,398

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $454,545,398

a	Variable-rate security.
b	Credit-enhanced security.
c	Liquidity-enhanced security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $215,554,000 or 46.6% of net assets.
e	Illiquid security. At the period end, the value of these amounted to $5,815,000 or 1.3% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TECP —	Tax-exempt commercial paper
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

 3

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47708MAR11

4

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

96.7%	Municipal Securities	6,541,196,710	6,541,196,710
2.2%	Other Investments	152,500,000	152,500,000

98.9%	Total Investments	6,693,696,710	6,693,696,710
1.1%	Other Assets and Liabilities, Net		72,080,921

100.0%	Net Assets		6,765,777,631

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Municipal Securities 96.7% of net assets

California 96.4%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A	a,b	0.25%		04/07/11	7,620,000	7,620,000
M/F Housing RB (Darling Florist Building) Series 2002A	a,b	0.25%		04/07/11	4,710,000	4,710,000
M/F Housing RB (GAIA Building) Series 2000A	a,b	0.25%		04/07/11	2,100,000	2,100,000
M/F Housing RB (Mountain View Apts) Series 1997A	a,b	0.42%		04/07/11	5,365,000	5,365,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A	a,b	0.25%		04/07/11	3,790,000	3,790,000
RB (899 Charleston) Series 2007	a,b	0.26%		04/01/11	9,800,000	9,800,000
RB (Acacia Creek at Union City) Series 2008A	a,c	0.26%		04/01/11	15,975,000	15,975,000
RB (Pacific Primary) Series 2008	a,b	0.30%		04/07/11	4,550,000	4,550,000
RB (Public Policy Institute) Series 2001A	a,b	0.26%		04/07/11	4,705,000	4,705,000
Refunding RB (Eskaton Properties) Series 2008A	a,b	0.26%		04/07/11	10,750,000	10,750,000
Refunding RB (Eskaton Properties) Series 2008B	a,b	0.27%		04/07/11	15,200,000	15,200,000
Alameda Cnty IDA
RB (Aitchison Family) Series 1993A	a,b	0.31%		04/07/11	2,320,000	2,320,000
RB (JMS Family) Series 1995A	a,b	0.31%		04/07/11	1,000,000	1,000,000
Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes Series A	b	0.32%		06/07/11	8,000,000	8,000,000
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	a,b,c,d	0.25%		04/07/11	29,389,000	29,389,000
Alameda-Contra Costa School Financing Auth
COP Series N	a,b	0.25%		04/07/11	12,010,000	12,010,000
Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts) Series 1997A	a,b	0.25%		04/07/11	3,095,000	3,095,000
M/F Housing RB (Port Trinidad Apts) Series 1997C	a,b	0.25%		04/07/11	1,740,000	1,740,000
Anaheim Public Financing Auth
RB (Electric System Distribution Facilities) Series 2007A	a,b,c,d	0.26%		04/07/11	15,000,000	15,000,000
RB (Electric System Distribution Facilities) Series 2009A	a,c,d	0.25%		04/07/11	7,500,000	7,500,000
Second Lien RB (Electric System Distribution Facilities) Series 2004	a,b,c,d	0.26%		04/07/11	2,795,000	2,795,000
Sub Lease RB Series 1997C	a,b,c,d	0.25%		04/07/11	15,321,000	15,321,000
Anaheim Redevelopment Agency
Tax Allocation Refunding Bonds Series 2007A	a,b,c,d	0.25%		04/07/11	5,270,000	5,270,000
Bakersfield
Wastewater RB Series 2007A	a,c,d	0.31%		04/07/11	7,975,000	7,975,000

 1

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Bay Area Toll Auth
Toll Bridge RB Series 2006F	a,c,d	0.25%		04/07/11	22,660,000	22,660,000
Toll Bridge RB Series 2006F&2007F	a,c,d	0.25%		04/07/11	2,830,000	2,830,000
Toll Bridge RB Series 2007F	a,c,d	0.25%		04/07/11	7,245,000	7,245,000
Toll Bridge RB Series 2007F, 2008F1&2009F1	a,c,d	0.25%		04/07/11	29,275,000	29,275,000
Toll Bridge RB Series 2008F1	a,c,d	0.25%		04/07/11	5,000,000	5,000,000
	c,d	0.43%		07/28/11	9,880,000	9,880,000
Toll Bridge RB Series 2009F1	a,c,d	0.25%		04/07/11	1,600,000	1,600,000
	a,c,d	0.31%		04/07/11	15,560,000	15,560,000
	c,d	0.38%		07/28/11	29,780,000	29,780,000
Toll Bridge Sub RB Series 2010S2	b,c,d	0.43%		07/28/11	23,260,000	23,260,000
Calabasas Community Facilities District No. 2001-1
Special Tax Refunding Bonds Series 2001	b	6.25%		09/01/11	5,780,000	6,035,209
California
Economic Recovery Bonds Series 2004C1	a,b	0.16%		04/01/11	11,900,000	11,900,000
Economic Recovery Bonds Series 2004C3	a,b	0.17%		04/01/11	9,025,000	9,025,000
Economic Recovery Bonds Series 2004C5	a,b	0.18%		04/01/11	31,475,000	31,475,000
GO Bonds	a,b,c,d	0.25%		04/07/11	36,900,000	36,900,000
	a,b,c,d	0.26%		04/07/11	15,010,000	15,010,000
	b,c,d	0.45%		06/23/11	23,825,000	23,825,000
GO Bonds Series CB	a,c,d	0.29%		04/07/11	8,790,000	8,790,000
GO CP Notes	b	0.30%		04/01/11	61,600,000	61,600,000
	b	0.33%		04/04/11	80,000,000	80,000,000
	b	0.33%		04/06/11	11,295,000	11,295,000
	b	0.33%		04/07/11	7,000,000	7,000,000
	b	0.33%		04/08/11	130,850,000	130,850,000
	b	0.33%		04/12/11	11,016,000	11,016,000
GO Refunding Bonds	b,c,d	0.43%	04/07/11	08/04/11	13,300,000	13,300,000
GO Refunding Bonds Series 2007	a,b,c,d	0.25%		04/07/11	9,322,000	9,322,000
California Dept of Water Resources
Water System RB (Central Valley) Series AE	a,c,d	0.25%		04/07/11	12,605,000	12,605,000
California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group) Series 1998	a,b	0.39%		04/07/11	7,500,000	7,500,000
IDRB (Calco) Series 1997	a,b	0.37%		04/07/11	1,120,000	1,120,000
California Education Notes Program
Note Participation Fiscal Year 2010-2011 Series A		2.00%		07/01/11	16,000,000	16,057,104
California Educational Facilities Auth
RB (Univ of San Diego) Series 1999 & Refunding RB (Loyola Marymount Univ) Series 2001A	a,b,c,d	0.25%		04/07/11	8,107,000	8,107,000
RB (Univ of Southern California) Series 2009B	a,c,d	0.25%		04/07/11	19,900,000	19,900,000
California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A	a,b	0.29%		04/07/11	10,000,000	10,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.38%		08/10/11	2,500,000	2,500,000
		0.39%		10/06/11	27,000,000	27,000,000
RB (Northern California Presbyterian Homes & Services) Series 2004	a,b	0.31%		04/07/11	5,000,000	5,000,000
RB (Providence Health & Services) Series 2008C	a,c,d	0.25%		04/07/11	5,020,000	5,020,000
RB (Providence Health & Services) Series 2009B	a,c,d	0.25%		04/07/11	5,150,000	5,150,000
	a,c,d	0.31%		04/07/11	35,025,000	35,025,000
RB (St. Joseph Health System) Series 2009A	a,c,d	0.25%		04/07/11	11,565,000	11,565,000
RB (Sutter Health) Series 1999A	a,b,c,d	0.26%		04/07/11	19,300,000	19,300,000
California HFA
Home Mortgage RB Series 2002J	a,b	0.23%		04/07/11	14,865,000	14,865,000
Home Mortgage RB Series 2006F	a,b	0.24%		04/07/11	2,550,000	2,550,000
Home Mortgage RB Series 2008C	a,b	0.24%		04/07/11	3,700,000	3,700,000
California Infrastructure & Economic Development Bank
First Lien RB (Bay Area Toll Bridges Seismic Retrofit) Series 2003A	a,b,c,d	0.25%		04/07/11	67,340,000	67,340,000
	a,b,c,d	0.35%		04/07/11	31,025,000	31,025,000
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005	a,b	0.26%		04/07/11	5,385,000	5,385,000
IDRB (American-De Rosa Lamp Arts) Series 1999	a,b	0.32%		04/07/11	4,950,000	4,950,000
IDRB (Fairmont Sign) Series 2000A	a,b	0.40%		04/07/11	4,045,000	4,045,000
IDRB (Nelson Name Plate) Series 1999	a,b	0.55%		04/07/11	1,550,000	1,550,000

2

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (California Academy of Sciences) Series 2008A	a,b	0.17%		04/01/11	8,400,000	8,400,000
RB (J. Paul Getty Trust) Series 2004A		4.00%		12/01/11	2,380,000	2,436,243
RB (St. Margaret’s Episcopal School) Series 2008	a,b	0.47%		04/01/11	12,230,000	12,230,000
Refunding RB (J. Paul Getty Trust) Series 2007A4		1.65%		04/01/11	4,320,000	4,320,000
California Pollution Control Financing Auth
Solid Waste Disposal RB (Ag Resources III) Series 2004	a,b	0.32%		04/07/11	5,570,000	5,570,000
Solid Waste Disposal RB (Agrifab) Series 2003	a,b	0.29%		04/07/11	5,800,000	5,800,000
Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A	a,b	0.32%		04/07/11	3,330,000	3,330,000
Solid Waste Disposal RB (Athens Disposal) Series 1995A	a,b	0.29%		04/07/11	7,500,000	7,500,000
Solid Waste Disposal RB (Athens Disposal) Series 1999A	a,b	0.29%		04/07/11	3,685,000	3,685,000
Solid Waste Disposal RB (Athens Services) Series 2001A	a,b	0.29%		04/07/11	2,895,000	2,895,000
Solid Waste Disposal RB (Atlas Disposal) Series 1999A	a,b	0.29%		04/07/11	4,369,000	4,369,000
Solid Waste Disposal RB (AVI-PGS) Series 2008A	a,b	0.29%		04/07/11	4,735,000	4,735,000
Solid Waste Disposal RB (BLT Enterprises of Sacramento) Series 1999A	a,b	0.29%		04/07/11	5,815,000	5,815,000
Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A	a,b	0.27%		04/07/11	15,525,000	15,525,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2004	a,b	0.27%		04/07/11	3,520,000	3,520,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A	a,b	0.27%		04/07/11	14,845,000	14,845,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A	a,b	0.27%		04/07/11	8,380,000	8,380,000
Solid Waste Disposal RB (Burrtec Waste Industries) Series 1997B	a,b	0.27%		04/07/11	1,500,000	1,500,000
Solid Waste Disposal RB (Burrtec Waste Industries) Series 2000A	a,b	0.27%		04/07/11	4,705,000	4,705,000
Solid Waste Disposal RB (Burrtec Waste Industries) Series 2002A	a,b	0.27%		04/07/11	6,260,000	6,260,000
Solid Waste Disposal RB (California Waste Solutions) Series 2002A	a,b	0.29%		04/07/11	6,075,000	6,075,000
Solid Waste Disposal RB (California Waste Solutions) Series 2004A	a,b	0.29%		04/07/11	2,080,000	2,080,000
Solid Waste Disposal RB (California Waste Solutions) Series 2007A	a,b	0.29%		04/07/11	21,435,000	21,435,000
Solid Waste Disposal RB (Cedar Avenue Recycling & Transfer Station) Series 2003A	a,b	0.29%		04/07/11	1,840,000	1,840,000
Solid Waste Disposal RB (CR&R) Series 2006A	a,b	0.32%		04/07/11	7,840,000	7,840,000
Solid Waste Disposal RB (CR&R) Series 2007A	a,b	0.32%		04/07/11	10,305,000	10,305,000
Solid Waste Disposal RB (Crown Disposal) Series 2010A	a,b	0.35%		04/07/11	2,825,000	2,825,000
Solid Waste Disposal RB (Desert Properties) Series 2006B	a,b	0.39%		04/07/11	2,245,000	2,245,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A	a,b	0.27%		04/07/11	7,180,000	7,180,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A	a,b	0.27%		04/07/11	14,620,000	14,620,000
Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment) Series 1998A	a,b	0.27%		04/07/11	6,615,000	6,615,000
Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A	a,b	0.29%		04/07/11	7,770,000	7,770,000
Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A	a,b	0.29%		04/07/11	14,860,000	14,860,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009A	a,b	0.35%		04/07/11	10,050,000	10,050,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009B	a,b	0.31%		04/07/11	5,000,000	5,000,000
Solid Waste Disposal RB (GreenTeam of San Jose) Series 1997A	a,b	0.26%		04/07/11	320,000	320,000
Solid Waste Disposal RB (GreenTeam of San Jose) Series 2001A	a,b	0.26%		04/07/11	3,305,000	3,305,000
Solid Waste Disposal RB (GreenWaste of Tehama) Series 1999A	a,b	0.26%		04/07/11	445,000	445,000
Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A	a,b	0.35%		04/07/11	2,475,000	2,475,000
Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A	a,b	0.35%		04/07/11	9,990,000	9,990,000
Solid Waste Disposal RB (Madera Disposal Systems) Series 1998A	a,b	0.26%		04/07/11	1,800,000	1,800,000
Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A	a,b	0.35%		04/07/11	3,010,000	3,010,000
Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A	a,b	0.39%		04/07/11	2,945,000	2,945,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2003A	a,b	0.29%		04/07/11	1,400,000	1,400,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A	a,b	0.31%		04/07/11	3,140,000	3,140,000
Solid Waste Disposal RB (Mottra Corp) Series 2002A	a,b	0.39%		04/07/11	955,000	955,000
Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A	a,b	0.39%		04/07/11	2,655,000	2,655,000
Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A	a,b	0.39%		04/07/11	2,840,000	2,840,000
Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A	a,b	0.29%		04/07/11	5,010,000	5,010,000
Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill) Series 2003A	a,b	0.29%		04/07/11	3,200,000	3,200,000
Solid Waste Disposal RB (Rainbow Disposal) Series 2006A	a,b	0.39%		04/07/11	8,910,000	8,910,000

 3

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A	a,b	0.29%		04/07/11	2,910,000	2,910,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A	a,b	0.35%		04/07/11	18,010,000	18,010,000
Solid Waste Disposal RB (Sanco Services) Series 2002A	a,b	0.27%		04/07/11	4,665,000	4,665,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A	a,b	0.35%		04/07/11	950,000	950,000
Solid Waste Disposal RB (Solag Disposal) Series 1997A	a,b	0.32%		04/07/11	2,135,000	2,135,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B	a,b	0.35%		04/07/11	3,140,000	3,140,000
Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A	a,b	0.39%		04/07/11	4,610,000	4,610,000
Solid Waste Disposal RB (Specialty Solid Waste & Recycling) Series 2001A	a,b	0.35%		04/07/11	100,000	100,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A	a,b	0.31%		04/07/11	2,500,000	2,500,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A	a,b	0.39%		04/07/11	1,760,000	1,760,000
Solid Waste Disposal RB (Valley Vista Services) Series 2003A	a,b	0.35%		04/07/11	1,615,000	1,615,000
Solid Waste Disposal RB (Valley Vista Services) Series 2007A	a,b	0.35%		04/07/11	2,605,000	2,605,000
Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy) Series 2004	a,b	0.29%		04/07/11	2,500,000	2,500,000
Solid Waste Disposal RB (West Valley MRF) Series 1997A	a,b	0.39%		04/07/11	840,000	840,000
Solid Waste Disposal RB (Zanker Road Landfill) Series 1999C	a,b	0.35%		04/07/11	2,450,000	2,450,000
Solid Waste Disposal RB (Zanker Road Management) Series 2011A	a,b	0.35%		04/07/11	2,500,000	2,500,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A	a,b	0.35%		04/07/11	3,630,000	3,630,000
California Public Works Board
Lease RB (Univ of California) Series 2009E	a,c,d	0.25%		04/07/11	5,290,000	5,290,000
Lease Refunding RB (Univ of California) Series 2007A	a,c,d	0.25%		04/07/11	33,080,000	33,080,000
	a,c,d	0.28%		04/07/11	8,825,000	8,825,000
California School Cash Reserve Program Auth
Bonds 2010-2011 Series F		2.00%		06/01/11	34,210,000	34,286,620
California State Univ
CP Series A	b	0.29%		04/05/11	23,282,000	23,282,000
	b	0.28%		05/03/11	10,272,000	10,272,000
	b	0.28%		05/04/11	8,625,000	8,625,000
Systemwide RB Series 2007A	a,b,c,d	0.25%		04/07/11	9,210,000	9,210,000
Systemwide RB Series 2008A	a,b,c,d	0.26%		04/07/11	5,685,000	5,685,000
California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C	a,b	0.30%		04/07/11	1,260,000	1,260,000
M/F Housing RB (Campus Pointe Apts) Series 2008J	a,b	0.25%		04/07/11	7,550,000	7,550,000
M/F Housing RB (Charter Court Apts) Series 2008L	a,b	0.25%		04/07/11	11,400,000	11,400,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH	a,b	0.25%		04/07/11	9,195,000	9,195,000
M/F Housing RB (Cypress Villa Apts) Series 2000F	a,b	0.25%		04/07/11	4,725,000	4,725,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO	a,b	0.26%		04/07/11	8,890,000	8,890,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G	a,b	0.25%		04/07/11	5,010,000	5,010,000
M/F Housing RB (Emerald Gardens Apts) Series 2000E	a,b	0.25%		04/07/11	7,320,000	7,320,000
M/F Housing RB (Fairway Family Apts) Series 2006H	a,b	0.26%		04/07/11	7,000,000	7,000,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ	a,b	0.20%		04/07/11	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H	a,b	0.28%		04/07/11	5,500,000	5,500,000
M/F Housing RB (Martin Luther Tower) Series 2005D	a,b	0.25%		04/07/11	7,750,000	7,750,000
M/F Housing RB (Oak Center Towers) Series 2005L	a,b	0.26%		04/07/11	3,720,000	3,720,000
M/F Housing RB (Oakmont of Concord) Series 2002Q	a,b	0.25%		04/07/11	10,000,000	10,000,000
M/F Housing RB (Park David Sr Apts) Series 1999D	a,b	0.25%		04/07/11	8,220,000	8,220,000
M/F Housing RB (Plaza Club Apts) Series 1997A	a,b	0.25%		04/07/11	14,790,000	14,790,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE	a,b	0.20%		04/07/11	12,300,000	12,300,000
M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC	a,b	0.25%		04/07/11	9,100,000	9,100,000
M/F Housing RB (Sharps & Flats Apts) Series 2002X	a,b	0.25%		04/07/11	8,295,000	8,295,000
M/F Housing RB (Woodsong Apts) Series 1997B	a,b	0.25%		04/07/11	2,827,000	2,827,000
M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B	a,b	0.25%		04/07/11	9,500,000	9,500,000
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D	a,b	0.25%		04/07/11	6,070,000	6,070,000
M/F Housing Refunding RB (Irvine Apt Communities) Series 2008C2&C3	a,b,c,d	0.35%		04/07/11	40,000,000	40,000,000
RB (Cottage Health) Series 2010	b,c,d	0.43%		07/21/11	20,995,000	20,995,000

4

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2002E		4.00%		05/02/11	350,000	350,930
RB (Kaiser Permanente) Series 2004E		0.39%		08/09/11	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2004I		3.45%		05/01/11	2,990,000	2,997,255
RB (Kaiser Permanente) Series 2004K		0.35%		06/20/11	24,000,000	24,000,000
		0.38%		08/10/11	12,400,000	12,400,000
RB (Kaiser Permanente) Series 2006B	a,b,c,d	0.26%		04/07/11	5,390,000	5,390,000
RB (Kaiser Permanente) Series 2006D		0.38%		08/10/11	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008B		0.37%		04/05/11	45,200,000	45,200,000
		0.38%		08/31/11	33,000,000	33,000,000
		0.40%		10/05/11	13,500,000	13,500,000
		0.39%		11/03/11	17,000,000	17,000,000
RB (Kaiser Permanente) Series 2008C		0.36%		05/09/11	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2009B6		0.37%		07/18/11	18,000,000	18,000,000
RB (Kaiser Permanente) Series 2009E2		4.00%		05/02/11	500,000	501,498
RB (St. Joseph Health System) Series 2007D&E	a,c,d	0.25%		04/07/11	64,190,000	64,190,000
RB (Sutter Health) Series 2002B	a,c,d	0.25%		04/07/11	2,200,000	2,200,000
TRAN (Monterey Cnty) Series 2010A10		1.50%		04/29/11	35,000,000	35,031,376
Carlsbad
M/F Housing Refunding RB (Santa Fe Ranch Apts) Series 1993A	a,b	0.26%		04/07/11	14,600,000	14,600,000
Carlsbad USD
GO Bonds Series 2009B	c,d	0.38%		07/28/11	10,725,000	10,725,000
Chula Vista
Refunding IDRB (San Diego Gas & Electric) Series 2004E	b,c,d	0.43%		07/28/11	9,995,000	9,995,000
Coast Community College District
GO Bonds Series 2006B	a,c,d	0.25%		04/07/11	9,445,000	9,445,000
	a,c,d	0.30%		04/07/11	12,095,000	12,095,000
	c,d	0.40%		09/22/11	18,970,000	18,970,000
GO Bonds Series 2006C	a,c,d	0.28%		04/07/11	6,510,000	6,510,000
Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre) Series 2006A	a,b	0.26%		04/07/11	23,800,000	23,800,000
M/F Mortgage RB (El Cerrito Royale) Series 1987A	a,b	0.29%		04/07/11	2,480,000	2,480,000
Contra Costa Water District
Water Revenue Notes Series A		2.00%		10/01/11	7,350,000	7,409,022
Desert Community College District
GO Bonds Series 2007C	a,c,d	0.25%		04/07/11	12,375,000	12,375,000
Diamond Bar Public Financing Auth
Lease RB Series 2002A	a,b	0.28%		04/07/11	3,585,000	3,585,000
Dry Creek/Grant Jt Union SDs
GO Bonds Series 2008	a,b,c,d	0.25%		04/07/11	6,965,000	6,965,000
Dublin USD
GO Bonds Series 2004E	b,c,d	0.35%		07/21/11	28,765,000	28,765,000
East Bay Municipal Utility District
Extendible CP (Wastewater Series) Notes		0.37%	06/03/11	10/31/11	8,000,000	8,000,000
Extendible CP (Water Series) Notes		0.35%	04/05/11	09/03/11	12,200,000	12,200,000
		0.35%	04/06/11	09/04/11	8,800,000	8,800,000
		0.39%	05/05/11	10/31/11	15,000,000	15,000,000
		0.38%	06/06/11	11/05/11	5,000,000	5,000,000
		0.36%	06/17/11	12/12/11	31,500,000	31,500,000
Wastewater System Refunding RB Series 2008C	a,c	0.19%		04/07/11	10,000,000	10,000,000
Wastewater System Refunding RB Series 2011A	a	0.27%	04/07/11	02/01/12	20,000,000	20,000,000
Water System Sub RB Series 2007A	a,c,d	0.25%		04/07/11	11,515,000	11,515,000
Water System Sub Refunding RB Series 2009A1	a	0.28%	04/07/11	12/01/11	50,000,000	50,000,000
Water System Sub Refunding RB Series 2009A2	a	0.28%	04/07/11	03/01/12	51,000,000	51,000,000
Water System Sub Refunding RB Series 2010A	a,c,d	0.25%		04/07/11	9,760,000	9,760,000
East Side UHSD
GO Bonds Series B	a,b,c,d	0.25%		04/07/11	15,000,000	15,000,000
Eastern Municipal Water District
Water & Sewer Revenue COP Series 2008H	a,c,d	0.25%		04/07/11	11,370,000	11,370,000
El Cajon
M/F Housing RB (Park-Mollison & Madison Apts) Series 1998	a,b	0.25%		04/07/11	4,500,000	4,500,000
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A	a,b	0.25%		04/07/11	87,715,000	87,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A	a,b	0.26%		04/07/11	6,900,000	6,900,000

 5

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Escondido USD
GO Bonds Series 2009B	b,c,d	0.45%		06/02/11	21,635,000	21,635,000
Fontana USD
GO Bonds Series B	a,b,c,d	0.35%		04/07/11	3,330,000	3,330,000
Foothill-DeAnza Community College District
GO Bonds Series A	a,c,d	0.25%		04/07/11	8,725,000	8,725,000
GO Bonds Series B	a,c,d	0.25%		04/07/11	13,675,000	13,675,000
GO Bonds Series C	a,c,d	0.27%		04/07/11	18,545,000	18,545,000
Fremont USD
GO Bonds Series B	a,c,d	0.35%		04/07/11	5,000,000	5,000,000
Fresno
Sewer System RB Series 2008A	a,c,d	0.29%		04/07/11	10,000,000	10,000,000
Fresno Cnty
TRAN 2010-2011		2.00%		06/30/11	36,000,000	36,142,774
Fresno IDA
IDRB (Keiser Corp) Series 1997	a,b	0.32%		04/07/11	860,000	860,000
Golden Gate Bridge, Highway & Transportation District
CP Series A		0.34%		06/07/11	30,500,000	30,500,000
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	a,b,c,d	0.25%		04/07/11	47,490,000	47,490,000
	a,b,c,d	0.31%		04/07/11	20,000,000	20,000,000
Golden West Schools Financing Auth
GO RB (Beverly Hills USD) Series 2005	a,c,d	0.42%		04/07/11	10,035,000	10,035,000
Grossmont UHSD
GO Bonds Series 2006	a,c,d	0.25%		04/07/11	4,743,000	4,743,000
GO Bonds Series 2008	a,c,d	0.25%		04/07/11	3,275,000	3,275,000
	a,c,d	0.26%		04/07/11	1,805,000	1,805,000
GO Bonds Series 2009A	a,c,d	0.25%		04/07/11	7,525,000	7,525,000
GO Bonds Series 2010B	a,c,d	0.25%		04/07/11	4,000,000	4,000,000
	a,c,d	0.26%		04/07/11	6,300,000	6,300,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A	a,b	0.20%		04/07/11	13,915,000	13,915,000
M/F Housing RB (Timbers Apts) Series 1998A	a,b	0.25%		04/07/11	9,500,000	9,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A	a,b	0.25%		04/07/11	9,500,000	9,500,000
Irvine Ranch Water District
Consolidated Bonds Series 2009B	a,b	0.20%		04/01/11	6,800,000	6,800,000
Kern Cnty
TRAN 2010-2011		1.50%		06/30/11	60,000,000	60,151,968
Long Beach
Harbor Refunding RB Series 2004A		5.00%		05/15/11	3,000,000	3,016,343
Harbor Refunding RB Series 2005A		5.00%		05/15/11	1,000,000	1,005,286
TRAN 2010-2011		2.00%		09/30/11	22,675,000	22,856,744
Los Angeles
TRAN 2010		2.00%		05/31/11	15,000,000	15,029,395
Wastewater System Refunding RB Series 2002A	a,c,d	0.42%		04/07/11	7,565,000	7,565,000
Wastewater System Refunding RB Series 2003A	a,c,d	0.25%		04/07/11	34,620,000	34,620,000
Wastewater System Refunding RB Series 2005A	a,c,d	0.25%		04/07/11	5,720,000	5,720,000
Los Angeles Cnty
TRAN 2010-2011 Series A		2.00%		06/30/11	50,000,000	50,140,563
TRAN 2010-2011 Series B	a,c,d	0.27%		04/07/11	20,000,000	20,000,000
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A	b	0.28%		05/23/11	6,150,000	6,150,000
Lease Revenue CP Notes Series B	b	0.27%		05/16/11	24,300,000	24,300,000
Lease Revenue CP Notes Series C	b	0.32%		04/07/11	10,795,000	10,795,000
	b	0.32%		06/02/11	9,000,000	9,000,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts) Series 2003C	a,b	0.25%		04/07/11	9,300,000	9,300,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B	a,b	0.27%		04/07/11	14,200,000	14,200,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C	a,b	0.27%		04/07/11	8,500,000	8,500,000
Los Angeles Cnty Metropolitan Transportation Auth
Second Sr Sales Tax RB Series 2004A	a,c,d	0.25%		04/07/11	38,665,000	38,665,000
Second Sub Sales Tax Revenue CP Series A-BB	b	0.30%		04/05/11	25,622,000	25,622,000
	b	0.30%		05/18/11	12,510,000	12,510,000

6

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Community College District
GO Bonds Series 2006E	a,c,d	0.25%		04/07/11	4,785,000	4,785,000
GO Bonds Series 2007A	a,c,d	0.25%		04/07/11	36,060,000	36,060,000
	a,c,d	0.26%		04/07/11	5,225,000	5,225,000
GO Bonds Series 2008E1	a,c,d	0.25%		04/07/11	11,250,000	11,250,000
GO Bonds Series 2008F1	a,c,d	0.25%		04/07/11	20,015,000	20,015,000
GO Bonds Series 2009A	a,c,d	0.25%		04/07/11	28,875,000	28,875,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A	a,b	0.25%		04/07/11	3,955,000	3,955,000
Los Angeles Dept of Airports
Airport CP Notes Series A&B	b	0.32%		05/17/11	10,000,000	10,000,000
	b	0.34%		05/17/11	30,000,000	30,000,000
	b	0.34%		05/18/11	17,500,000	17,500,000
Airport Sr RB Series 2008A	a,c,d	0.25%		04/07/11	17,875,000	17,875,000
	a,c,d	0.29%		04/07/11	13,475,000	13,475,000
	a,c,d	0.33%		04/07/11	19,295,000	19,295,000
Airport Sr RB Series 2010A	a,c,d	0.25%		04/07/11	17,715,000	17,715,000
	a,c,d	0.31%		04/07/11	18,015,000	18,015,000
Airport Sr RB Series 2010D	a,c,d	0.25%		04/07/11	4,665,000	4,665,000
Airport Sub RB Series 2010B	a,c,d	0.25%		04/07/11	9,830,000	9,830,000
Los Angeles Dept of Water & Power
Power System RB Series 2005A1	a,c,d	0.25%		04/07/11	5,000,000	5,000,000
Power System RB Series 2005A2	a,c,d	0.25%		04/07/11	15,930,000	15,930,000
Power System RB Series 2007A1	a,c,d	0.25%		04/07/11	6,875,000	6,875,000
Power System Revenue CP Notes	c	0.31%		06/09/11	54,500,000	54,500,000
Water System RB Series 2001A	a,c,d	0.25%		04/07/11	14,600,000	14,600,000
Water System RB Series 2003A	a,c,d	0.25%		04/07/11	7,000,000	7,000,000
Water System RB Series 2006A1&2007A2	b,c,d	0.45%		06/02/11	24,210,000	24,210,000
Los Angeles Harbor Dept
CP Notes Series AB&C	c	0.32%		04/06/11	30,000,000	30,000,000
	c	0.32%		04/07/11	26,000,000	26,000,000
RB Series 2006D	a,c,d	0.25%		04/07/11	7,390,000	7,390,000
Refunding RB Series 2006B	a,c,d	0.30%		04/07/11	16,120,000	16,120,000
	a,c,d	0.49%		04/07/11	13,455,000	13,455,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008	a,b	0.37%		04/07/11	1,700,000	1,700,000
RB (AAA Packing & Shipping) Series 2000	a,b	0.25%		04/07/11	3,000,000	3,000,000
RB (Green Farms) Series 2003	a,b	0.30%		04/07/11	2,570,000	2,570,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Notes Series A1	b	0.32%		05/03/11	13,688,000	13,688,000
	b	0.30%		05/05/11	12,066,000	12,066,000
	b	0.30%		06/07/11	22,958,000	22,958,000
	b	0.30%		06/08/11	11,000,000	11,000,000
	b	0.32%		06/09/11	5,000,000	5,000,000
Los Angeles USD
GO Bonds Series 2003A		5.00%		07/01/11	1,100,000	1,112,618
GO Bonds Series 2007B & GO Refunding Bonds Series 2007B	a,c,d	0.28%		04/07/11	7,290,000	7,290,000
GO Bonds Series 2007C	a,c,d	0.26%		04/07/11	8,250,000	8,250,000
GO Bonds Series 2007H	a,c,d	0.25%		04/07/11	9,995,000	9,995,000
GO Bonds Series 2009D&F	a,c,d	0.25%		04/07/11	6,230,000	6,230,000
GO Bonds Series 2009D&I	a,c,d	0.25%		04/07/11	13,005,000	13,005,000
GO Bonds Series 2009F	a,c,d	0.26%		04/07/11	6,265,000	6,265,000
GO Bonds Series 2009I	a,c,d	0.25%		04/07/11	3,500,000	3,500,000
GO Bonds Series 2009KRY		3.00%		07/01/11	5,000,000	5,031,426
		5.00%		07/01/11	350,000	353,834
GO Refunding Bonds Series 2007A1	b,c,d	0.40%		09/29/11	24,775,000	24,775,000
Refunding COP Series 2008B	a,b	0.24%		04/07/11	1,905,000	1,905,000
TRAN 2010-2011 Series A		2.00%		06/30/11	45,000,000	45,146,534
Madera/West Contra Costa/Santa Ana USDs & Tulare Jt/San Mateo UHSD
GO Bonds Series 2005	a,b,c,d	0.25%		04/07/11	15,825,000	15,825,000
Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992	a,b	0.27%		04/07/11	8,305,000	8,305,000
Mt. Diablo USD
GO Bonds Series 2010A	b,c,d	0.24%		12/29/11	15,365,000	15,365,000

 7

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Mt. View-Los Altos UHSD
TRAN 2010		2.00%		06/30/11	2,500,000	2,509,198
Napa Valley Community College District
GO Bonds Series B	a,b,c,d	0.25%		04/07/11	6,010,000	6,010,000
Northern California Tobacco Securitization Auth
Tobacco Settlement Asset-Backed Bonds (Sacramento Cnty Tobacco Securitization Corp) Series 2001A	b	5.38%		06/01/11	4,150,000	4,184,486
Tobacco Settlement Asset-Backed Bonds (Sacramento Cnty Tobacco Securitization Corp) Series 2001B	b	5.00%		06/01/11	17,390,000	17,523,609
Oakland
GO Bonds Series 2009B	b,c,d	0.45%		06/02/11	10,090,000	10,090,000
Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum) Series 2000C1	a,b	0.23%		04/07/11	45,000	45,000
Oceanside
M/F Mortgage RB (Riverview Springs Apts) Series 1990A	a,b	0.25%		04/07/11	12,670,000	12,670,000
Ohlone Community College District
GO Bonds Series B	a,c,d	0.25%		04/07/11	12,255,000	12,255,000
Orange Cnty
Airport RB Series 2009B	a,c,d	0.26%		04/07/11	6,520,000	6,520,000
COP (Florence Crittenton Services) Series 1990	a,b	0.22%		04/07/11	2,900,000	2,900,000
Teeter Plan Obligation CP Notes Series A	b	0.36%		04/08/11	15,750,000	15,750,000
	b	0.33%		04/12/11	38,000,000	38,000,000
Orange Cnty Housing Auth
Apt Development RB (Lantern Pines) Series 1985CC	a,b	0.25%		04/07/11	1,400,000	1,400,000
Orange Cnty Sanitation District
COP Series 2003	a,c,d	0.26%		04/07/11	5,250,000	5,250,000
COP Series 2007B	a,c,d	0.25%		04/07/11	9,240,000	9,240,000
Oxnard Financing Auth
Lease RB Series 2003B	a,b	0.28%		04/07/11	6,135,000	6,135,000
Lease RB Series 2006	a,b	0.28%		04/07/11	11,265,000	11,265,000
Wastewater RB Series 2004B	a,b	0.28%		04/07/11	11,145,000	11,145,000
Water RB Series 2006	b,c,d	0.40%		07/28/11	20,590,000	20,590,000
Palm Springs USD
GO Bonds Series A	a,b,c,d	0.25%		04/07/11	10,410,000	10,410,000
Palomar Community College District
GO Bonds Series 2006B	b,c,d	0.43%		08/18/11	15,190,000	15,190,000
Palomar Pomerado Health
GO Bonds Series 2007A	a,b,c,d	0.25%		04/07/11	11,440,000	11,440,000
	b,c,d	0.40%		05/26/11	11,545,000	11,545,000
Pasadena
Refunding COP Series 2008A	a,b	0.23%		04/07/11	2,140,000	2,140,000
Peralta Community College District
GO Bonds Series 2009C	b,c,d	0.38%		09/15/11	8,150,000	8,150,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A	a,b	0.29%		04/07/11	2,850,000	2,850,000
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A	a,b	0.42%		04/07/11	4,959,000	4,959,000
Pittsburg Public Financing Authority
Water Refunding RB Series 2008	a,b	0.26%		04/07/11	6,425,000	6,425,000
Placentia-Yorba Linda USD
GO Bonds Series 2008B	b,c,d	0.35%		07/21/11	25,680,000	25,680,000
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A	a,b	0.25%		04/07/11	10,890,000	10,890,000
Riverside Cnty
S/F Mortgage RB Series 1989A	a,b,c,d	0.45%		04/07/11	6,715,000	6,715,000
TRAN 2010-2011 Series B		2.00%		06/30/11	82,500,000	82,793,328
Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts) Series 1989C	a,b	0.25%		04/07/11	9,000,000	9,000,000
Riverside Cnty Transportation Commission
Sales Limited Tax RB Series 2009B	a,c	0.24%		04/07/11	27,525,000	27,525,000
Sales Limited Tax RB Series 2009C	a,c	0.24%		04/07/11	14,660,000	14,660,000
Riverside Community College District
GO Bonds Series 2007C	a,c,d	0.34%		04/07/11	5,940,000	5,940,000
Roseville Jt UHSD
GO Bonds Series C	a,c,d	0.25%		04/07/11	1,700,000	1,700,000

8

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sacramento Cnty
Airport System Sr RB Series 2008B & Sub & PFC Refunding RB Series 2008E	a,b,c,d	0.25%		04/07/11	44,570,000	44,570,000
COP Series 2007	b,c,d	0.40%		09/08/11	21,160,000	21,160,000
Special Facilities Airport RB (Cessna Aircraft) Series 1998	a,b	0.28%		04/07/11	8,800,000	8,800,000
Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E	a,b	0.25%		04/07/11	14,000,000	14,000,000
M/F Housing RB (Hastings Park Apts) Series 2004G	a,b	0.25%		04/07/11	5,300,000	5,300,000
M/F Housing RB (Logan Park Apts) Series 2007E	a,b	0.25%		04/07/11	24,000,000	24,000,000
M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C	a,b	0.25%		04/07/11	33,000,000	33,000,000
Sacramento Cnty Sanitation District Financing Auth
RB Series 2006	a,c,d	0.25%		04/07/11	4,750,000	4,750,000
Refunding RB Series 2007B	a,c,d	0.25%		04/07/11	62,700,000	62,700,000
	a,c,d	0.42%		04/07/11	3,195,000	3,195,000
Sacramento Finance Auth
Refunding RB (Master Lease Program) Series 2006E	a,b,c,d	0.37%		04/07/11	32,455,000	32,455,000
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G	a,b	0.25%		04/07/11	17,200,000	17,200,000
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E	a,b	0.25%		04/07/11	10,265,000	10,265,000
M/F Housing RB (St. Anton Building Apts) Series 2003I	a,b	0.25%		04/07/11	8,000,000	8,000,000
M/F Housing RB (Valencia Point Apts) Series 2006I	a,b	0.25%		04/07/11	5,150,000	5,150,000
Sacramento Municipal Utility District
CP Series J	b	0.29%		06/08/11	10,000,000	10,000,000
Electric Refunding RB Series 2003S		5.00%		11/15/11	2,000,000	2,052,836
Sacramento Transportation Auth
Sales Limited Tax RB Series 2009C	a,c	0.23%		04/07/11	16,665,000	16,665,000
San Bernardino Cnty
M/F Housing Refunding RB (Rialto Heritage Park Apts) Series 1993A	a,b	0.27%		04/07/11	4,330,000	4,330,000
TRAN 2010-2011 Series A		2.00%		06/30/11	57,815,000	58,043,576
San Bernardino Community College District
GO Bonds Series C	a,c,d	0.25%		04/07/11	13,660,000	13,660,000
San Diego Cnty
COP (San Diego Jewish Academy)	a,b	0.28%		04/07/11	7,935,000	7,935,000
San Diego Cnty Regional Airport Auth
Airport Refunding RB Series 2005	a,b,c,d	0.25%		04/07/11	1,180,000	1,180,000
Sub Revenue CP Notes Series A&B	b	0.35%		06/10/11	22,254,000	22,254,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008C	a,c	0.30%		04/07/11	6,860,000	6,860,000
Sub Sales Tax Revenue CP Notes Series B	c	0.30%		04/01/11	10,000,000	10,000,000
	c	0.33%		04/12/11	8,800,000	8,800,000
San Diego Cnty Water Auth
CP Series 2006-2	c	0.30%		04/08/11	19,500,000	19,500,000
	c	0.30%		05/05/11	21,500,000	21,500,000
	c	0.28%		05/18/11	10,250,000	10,250,000
CP Series 2006-3	c	0.30%		04/01/11	13,000,000	13,000,000
	c	0.32%		04/13/11	22,750,000	22,750,000
Water Revenue COP Series 2004A	a,c,d	0.25%		04/07/11	8,710,000	8,710,000
Water Revenue COP Series 2008A	a,c,d	0.25%		04/07/11	38,880,000	38,880,000
San Diego Community College District
GO Bonds Series 2005	a,c,d	0.25%		04/07/11	3,330,000	3,330,000
GO Bonds Series 2007	a,c,d	0.25%		04/07/11	4,000,000	4,000,000
GO Bonds Series 2009	a,c,d	0.25%		04/07/11	18,000,000	18,000,000
	c,d	0.38%		07/28/11	12,090,000	12,090,000
San Diego Housing Auth
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B	a,b	0.25%		04/07/11	6,000,000	6,000,000
San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A	a,c,d	0.31%		04/07/11	4,280,000	4,280,000
	c,d	0.43%		07/28/11	20,115,000	20,115,000
Water RB Series 2009B	a,c,d	0.26%		04/07/11	3,750,000	3,750,000
San Diego USD
TRAN 2010-2011 Series A		2.00%		06/30/11	5,800,000	5,820,441
San Francisco
GO Improvement Bonds Series 2009A	c,d	0.38%		07/28/11	38,325,000	38,325,000

 9

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Francisco Airport Commission
Second Series Refunding RB Series 2009A	b,c,d	0.43%		07/21/11	9,995,000	9,995,000
Second Series Refunding RB Series 32H		5.00%		05/01/11	2,325,000	2,333,370
Second Series Refunding RB Series 34E	a,b,c,d	0.25%		04/07/11	5,100,000	5,100,000
		5.00%		05/01/11	6,580,000	6,604,651
Second Series Refunding RB Series 36D	a,b,c	0.31%		04/07/11	20,515,000	20,515,000
Second Series Revenue Notes Series 2008A		6.75%		05/01/11	4,800,000	4,823,568
San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A	a,c,d	0.25%		04/07/11	13,400,000	13,400,000
Sales Tax Refunding RB Series 2006A	a,c,d	0.25%		04/07/11	6,125,000	6,125,000
San Francisco City & Cnty Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A2	a,b	0.27%		04/07/11	3,750,000	3,750,000
San Francisco USD
TRAN 2010		2.00%		06/30/11	19,000,000	19,073,192
San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007	b,c,d	0.40%		08/25/11	40,925,000	40,925,000
San Joaquin Cnty Transportation Auth
Sales Tax Revenue CP	b	0.30%		06/09/11	5,000,000	5,000,000
San Jose
Airport RB Series 2007A	a,b,c,d	0.25%		04/07/11	52,140,000	52,140,000
GO Bonds Series 2008	a,c,d	0.34%		04/07/11	5,440,000	5,440,000
M/F Housing RB (Almaden Lake Village Apts) Series 1997A	a,b	0.25%		04/07/11	25,000,000	25,000,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D	a,b	0.27%		04/07/11	7,095,000	7,095,000
M/F Housing RB (Raintree Apts) Series 2005A	a,b	0.25%		04/07/11	10,000,000	10,000,000
Sub CP Notes (Norman Y. Mineta San Jose Int’l Airport) Series A3a&b, B3	b	0.32%		04/07/11	18,774,000	18,774,000
Sub CP Notes (Norman Y. Mineta San Jose Int’l Airport) Series A4a&b, B4	b	0.31%		04/12/11	49,789,000	49,789,000
San Jose Financing Auth
Lease RB (Civic Center) Series 2002B	a,b,c,d	0.25%		04/07/11	24,010,000	24,010,000
San Luis Obispo Cnty Financing Auth
RB (Nacimiento Water) Series 2007A	a,b,c,d	0.25%		04/07/11	23,570,000	23,570,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A	a,b	0.20%		04/07/11	13,390,000	13,390,000
San Mateo Cnty Community College District
GO Bonds Series 2005B	c,d	0.43%		08/04/11	9,645,000	9,645,000
GO Bonds Series 2005B&2006A	b,c,d	0.40%		09/22/11	15,455,000	15,455,000
GO Bonds Series 2006B	a,c,d	0.25%		04/07/11	38,205,000	38,205,000
	a,c,d	0.27%		04/07/11	20,360,000	20,360,000
Santa Barbara Cnty
TRAN 2010-2011 Series A		2.00%		06/30/11	18,795,000	18,868,843
Santa Clara Cnty
GO Bonds Series 2009A	a,c,d	0.31%		04/07/11	55,260,000	55,260,000
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities) Series 2007K	b,c,d	0.40%		09/08/11	47,635,000	47,635,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C	a,b	0.33%		04/07/11	9,420,000	9,420,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008B	a,c	0.20%		04/07/11	3,000,000	3,000,000
Santa Cruz Cnty
TRAN 2010-2011		2.00%		06/30/11	21,070,000	21,146,998
Sequoia UHSD
GO Bonds Series 2005B	a,c,d	0.25%		04/07/11	7,360,000	7,360,000
Simi Valley USD
GO Bonds Series 2007C	a,b,c,d	0.24%		04/07/11	8,460,000	8,460,000
Sonoma Cnty
TRAN 2010-2011		2.00%		10/27/11	100,000,000	100,929,591
Southern California Metropolitan Water District
Water RB Series 2000B3	a,c	0.17%		04/01/11	5,500,000	5,500,000
Water RB Series 2005C	a,c,d	0.25%		04/07/11	12,235,000	12,235,000
Water RB Series 2006A	a,c,d	0.25%		04/07/11	5,590,000	5,590,000
	a,c,d	0.31%		04/07/11	13,050,000	13,050,000
Water RB Series 2008A	a,c,d	0.25%		04/07/11	5,000,000	5,000,000
Water RB Series B1	a,c,d	0.25%		04/07/11	4,000,000	4,000,000
Water Refunding RB Series 2006A1	a,c	0.28%		04/07/11	32,340,000	32,340,000

10

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water Refunding RB Series 2009A1	a	0.25%	04/07/11	01/06/12	54,000,000	53,999,500
Water Refunding RB Series 2009A2	a	0.26%	04/07/11	10/10/11	45,925,000	45,925,000
Water Refunding RB Series 2010A	a	0.18%		04/07/11	6,900,000	6,900,000
Southern California Public Power Auth
Sub Refunding RB (Southern Transmission) Series 2001A	a,c	0.33%		04/07/11	14,555,000	14,555,000
Sweetwater UHSD
GO Bonds Series 2008A	a,b,c,d	0.26%		04/07/11	3,000,000	3,000,000
Torrance
TRAN 2010-2011		2.00%		07/06/11	31,000,000	31,123,291
Univ of California
General RB Series 2005C	a,c,d	0.34%		04/07/11	7,500,000	7,500,000
General RB Series 2005F	a,c,d	0.26%		04/07/11	1,555,000	1,555,000
General RB Series 2005G	a,c,d	0.25%		04/07/11	32,380,000	32,380,000
General RB Series 2007J	a,c,d	0.25%		04/07/11	9,550,000	9,550,000
	c,d	0.35%		07/14/11	11,635,000	11,635,000
General RB Series 2009O	a,c,d	0.25%		04/07/11	13,435,275	13,435,275
Limited Project RB Series 2005B	a,c,d	0.25%		04/07/11	12,940,000	12,940,000
Limited Project RB Series 2007D	a,c,d	0.25%		04/07/11	40,095,000	40,095,000
Medical Center Pooled RB Series 2007C2	c,d	0.45%		06/02/11	20,615,000	20,615,000
Upland USD
GO Bonds Series A	a,b,c,d	0.25%		04/07/11	9,733,000	9,733,000
Ventura Cnty
TRAN 2010-2011		2.00%		07/01/11	25,000,000	25,100,536
West Contra Costa USD
GO Bonds Series C	a,b,c,d	0.27%		04/07/11	2,390,000	2,390,000
West Hills Community College District
COP (2008 Refunding)	a,b	0.28%		04/07/11	13,225,000	13,225,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living) Series 2000A	a,b	0.42%		04/07/11	6,620,000	6,620,000
Sub Tax Allocation Bonds (Police Facility) Series 2009	a,b,c,d	0.25%		04/07/11	16,875,000	16,875,000
Whittier UHSD
GO Bonds Series 2009A	b,c,d	0.40%		09/29/11	10,515,000	10,515,000
William S. Hart UHSD
GO Bonds Series A	b,c,d	0.45%		05/19/11	19,755,000	19,755,000
GO Bonds Series B	b,c,d	0.38%		09/15/11	6,320,000	6,320,000
Yosemite Community College District
GO Bonds Series 2008C	a,c,d	0.31%		04/07/11	8,000,000	8,000,000

						6,521,840,031

Puerto Rico 0.3%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	a,b,c,d	0.25%		04/07/11	510,000	510,000
Sales Tax RB First Sub Series 2009A	b	5.00%		08/01/11	18,560,000	18,846,679

						19,356,679

Total Municipal Securities
(Cost $6,541,196,710)						6,541,196,710

Other Investments 2.2% of net assets

Nuveen California Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	18,000,000	18,000,000
Nuveen California Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.42%		04/07/11	29,800,000	29,800,000
Nuveen California Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	15,000,000	15,000,000
Nuveen California Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	26,000,000	26,000,000
Nuveen California Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	26,000,000	26,000,000
Nuveen Insured California Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1	a,b,d	0.50%		04/07/11	20,000,000	20,000,000

 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen Insured California Tax-Free Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 2	a,b,d	0.39%		04/07/11	17,700,000	17,700,000

Total Other Investments
(Cost $152,500,000)						152,500,000

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $6,693,696,710.

a	Variable-rate security.
b	Credit-enhanced security.
c	Liquidity-enhanced security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,935,830,275 or 43.4% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TECP —	Tax-exempt commercial paper
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

12

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47704MAR11

 13

The Charles Schwab Family of Funds
Schwab California AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Municipal Securities	212,544,780	212,544,780

99.7%	Total Investments	212,544,780	212,544,780
0.3%	Other Assets and Liabilities, Net		687,452

100.0%	Net Assets		213,232,232

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Municipal Securities 99.7% of net assets

California 98.6%
Alameda Cnty IDA
RB (Dale Hardware) Series 2010	a,b	0.31%		04/07/11	2,665,000	2,665,000
Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes Series A	b	0.32%		06/07/11	2,000,000	2,000,000
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	a,b,c,d	0.25%		04/07/11	250,000	250,000
Anaheim Public Financing Auth
RB (Electric System Distribution Facilities) Series 2007A	a,b,c,d	0.26%		04/07/11	4,030,000	4,030,000
Second Lien RB (Electric System Distribution Facilities) Series 2004	a,b,c,d	0.26%		04/07/11	2,700,000	2,700,000
Sub Lease RB Series 1997C	a,b,c,d	0.25%		04/07/11	417,000	417,000
Bay Area Toll Auth
Toll Bridge RB Series 2006F		3.63%		04/01/11	500,000	500,000
		5.00%		04/01/11	100,000	100,000
Toll Bridge RB Series 2009F1	a,c,d	0.25%		04/07/11	100,000	100,000
	a,c,d	0.31%		04/07/11	1,305,000	1,305,000
Toll Bridge Sub RB Series 2010S2	b,c,d	0.43%		07/28/11	2,000,000	2,000,000
Calaveras Cnty
TRAN 2010-2011		1.50%		06/30/11	1,300,000	1,301,778
California
Economic Recovery Bonds Series 2004C1	a,b	0.16%		04/01/11	385,000	385,000
GO CP Notes	b	0.30%		04/01/11	1,800,000	1,800,000
California Dept of Water Resources
Power Supply RB Series 2002A		5.25%		05/01/11	3,625,000	3,639,427
California Education Notes Program
Note Participation Fiscal Year 2010-2011 Series A		2.00%		07/01/11	1,500,000	1,505,353
California Educational Facilities Auth
RB (Univ of Southern California) Series 2009A	a,c,d	0.31%		04/07/11	2,220,000	2,220,000
California Health Facilities Financing Auth
RB (Sutter Health) Series 2007A	a,c,d	0.26%		04/07/11	4,500,000	4,500,000
California Infrastructure & Economic Development Bank
First Lien RB (Bay Area Toll Bridges Seismic Retrofit) Series 2003A	a,b,c,d	0.35%		04/07/11	7,145,000	7,145,000
RB (Asian-American Drug Abuse Program) Series 2008	a,b	0.32%		04/07/11	3,430,000	3,430,000
RB (Casa Loma College) Series 2009	a,b	0.33%		04/07/11	2,000,000	2,000,000
RB (J. Paul Getty Trust) Series 2004A		4.00%		12/01/11	165,000	168,401

 1

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Pollution Control Financing Auth
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010	a,b	0.35%		04/07/11	2,400,000	2,400,000
California School Cash Reserve Program Auth
Bonds 2010-2011 Series F		2.00%		06/01/11	1,000,000	1,002,240
California Statewide Communities Development Auth
M/F Housing Refunding RB (Irvine Apt Communities) Series 2008C2&C3	a,b,c,d	0.35%		04/07/11	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2004I		3.45%		05/01/11	2,045,000	2,050,086
RB (Kaiser Permanente) Series 2008B		0.37%		04/05/11	5,700,000	5,700,000
Chaffey Community College District
GO Bonds Series 2005B	a,c,d	0.34%		04/07/11	6,600,000	6,600,000
Contra Costa Water District
Water Revenue Notes Series A		2.00%		10/01/11	750,000	755,586
Desert Sands USD
TRAN 2010-2011		2.00%		06/30/11	4,000,000	4,015,275
Diamond Bar Public Financing Auth
Lease RB Series 2002A	a,b	0.28%		04/07/11	1,405,000	1,405,000
East Bay Municipal Utility District
Extendible CP (Wastewater Series) Notes		0.35%	04/06/11	09/04/11	2,000,000	2,000,000
		0.37%	06/03/11	10/31/11	5,000,000	5,000,000
Water System Sub Refunding RB Series 2009A1	a	0.28%	04/07/11	12/01/11	4,000,000	4,000,000
Water System Sub Refunding RB Series 2009A2	a	0.28%	04/07/11	03/01/12	3,000,000	3,000,000
Water System Sub Refunding RB Series 2010A	a,c,d	0.25%		04/07/11	240,000	240,000
Grossmont UHSD
GO Bonds Series 2006	a,c,d	0.25%		04/07/11	521,000	521,000
GO Bonds Series 2008	a,c,d	0.26%		04/07/11	1,000,000	1,000,000
Imperial Irrigation District
Revenue CP Warrants (Electric & Water Systems) Series A	b	0.29%		04/07/11	5,333,000	5,333,000
Los Angeles
TRAN 2010		2.00%		05/31/11	1,000,000	1,001,960
Wastewater System Refunding RB Series 2003A	a,c,d	0.25%		04/07/11	1,000,000	1,000,000
Los Angeles Cnty
TRAN 2010-2011 Series A		2.00%		06/30/11	2,100,000	2,105,917
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series B	b	0.27%		05/16/11	2,000,000	2,000,000
Lease Revenue CP Notes Series C	b	0.32%		04/07/11	3,205,000	3,205,000
Los Angeles Cnty Metropolitan Transportation Auth
Second Sub Sales Tax Revenue CP Series A-BB	b	0.33%		04/07/11	1,000,000	1,000,000
	b	0.30%		04/12/11	2,662,000	2,662,000
Los Angeles Dept of Airports
Airport Sr RB Series 2010A	a,c,d	0.31%		04/07/11	2,160,000	2,160,000
Los Angeles Dept of Water & Power
Power System RB Series 2005A2	a,c,d	0.25%		04/07/11	100,000	100,000
Power System RB Series 2007A1	a,c,d	0.30%		04/07/11	6,000,000	6,000,000
Power System Revenue CP Notes	c	0.31%		06/09/11	5,000,000	5,000,000
Water System RB Series 2003B		5.00%		07/01/11	500,000	505,670
Los Angeles Harbor Dept
CP Notes Series AB&C	c	0.32%		04/06/11	2,000,000	2,000,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1	b	0.32%		06/09/11	3,375,000	3,375,000
Los Angeles USD
GO Bonds Series 2009D&I	a,c,d	0.25%		04/07/11	400,000	400,000
GO Bonds Series 2009F	a,c,d	0.26%		04/07/11	300,000	300,000
TRAN 2010-2011 Series A		2.00%		06/30/11	2,000,000	2,006,513
Mt. View-Los Altos UHSD
TRAN 2010		2.00%		06/30/11	3,350,000	3,362,325
Newport-Mesa USD
GO Bonds Series 2007	a,c,d	0.27%		04/07/11	5,240,000	5,240,000
Northern California Tobacco Securitization Auth
Tobacco Settlement Asset-Backed Bonds (Sacramento Cnty Tobacco Securitization Corp) Series 2001A	b	5.38%		06/01/11	2,000,000	2,016,620
Orange Cnty
COP (Florence Crittenton Services) Series 1990	a,b	0.22%		04/07/11	1,400,000	1,400,000
Teeter Plan Obligation CP Notes Series A	b	0.33%		04/12/11	2,000,000	2,000,000

2

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Orange Cnty Sanitation District
COP Series 2007B	a,c,d	0.25%		04/07/11	1,670,000	1,670,000
Oxnard Financing Auth
Water RB Series 2006	b,c,d	0.40%		07/28/11	2,980,000	2,980,000
Pasadena Area Community College District
GO Refunding Bonds Series 2006C		0.51%		08/01/11	2,000,000	1,996,528
Riverside Cnty
CP Series B	b	0.28%		04/08/11	1,900,000	1,900,000
TRAN 2010-2011 Series B		2.00%		06/30/11	2,500,000	2,508,889
Roseville Jt UHSD
GO Bonds Series C	a,c,d	0.25%		04/07/11	1,255,000	1,255,000
Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007B	a,c,d	0.42%		04/07/11	1,500,000	1,500,000
	a,c,d	0.90%		04/07/11	725,000	725,000
Sacramento Municipal Utility District
Electric Refunding RB Series 2003S		5.00%		11/15/11	1,000,000	1,026,418
San Diego Cnty Regional Transportation Commission
Limited Tax Sales RB Series 2008D	a,c	0.30%		04/07/11	485,000	485,000
San Diego Cnty Water Auth
Water Revenue COP Series 2008A	a,c,d	0.25%		04/07/11	1,540,000	1,540,000
San Diego Community College District
GO Bonds Series 2009	a,c,d	0.25%		04/07/11	3,125,000	3,125,000
San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A	a,c,d	0.31%		04/07/11	4,000,000	4,000,000
San Francisco
GO Improvement Bonds Series 2009A	c,d	0.38%		07/28/11	530,000	530,000
San Francisco USD
TRAN 2010		2.00%		06/30/11	1,000,000	1,003,852
San Joaquin Cnty Transportation Auth
Sales Tax Revenue CP	b	0.30%		06/09/11	2,000,000	2,000,000
Sr Sales Tax Revenue Notes Series 2008		4.00%		04/01/11	2,000,000	2,000,000
		5.00%		04/01/11	200,000	200,000
San Mateo Cnty Community College District
GO Bonds Series 2006B	a,c,d	0.25%		04/07/11	1,345,000	1,345,000
Simi Valley USD
GO Bonds Series 2007C	a,b,c,d	0.24%		04/07/11	4,020,000	4,020,000
Southern California Metropolitan Water District
Water RB Series 2005A		4.00%		07/01/11	500,000	504,240
Water RB Series B1	a,c,d	0.25%		04/07/11	1,000,000	1,000,000
Water Refunding RB Series 2009A1	a	0.25%	04/07/11	01/06/12	3,000,000	3,000,000
Water Refunding RB Series 2009A2	a	0.25%	04/07/11	10/10/11	5,000,000	5,000,000
Sunnyvale
Refunding COP Series 2009A	a,b	0.28%		04/07/11	2,595,000	2,595,000
Sweetwater UHSD
GO Bonds Series 2008A	a,b,c,d	0.26%		04/07/11	1,000,000	1,000,000
Torrance
TRAN 2010-2011		2.00%		07/06/11	2,000,000	2,007,954
Univ of California
General RB Series 2007J	c,d	0.35%		07/14/11	7,665,000	7,665,000
West Hills Community College District
COP (2008 Refunding)	a,b	0.28%		04/07/11	1,100,000	1,100,000
West Sacramento
Special Tax Bonds (Community Facilities District No. 16)	b	5.90%		09/01/11	1,000,000	1,042,254
	b	6.00%		09/01/11	3,000,000	3,127,694
William S. Hart UHSD
GO Bonds Series A	b,c,d	0.45%		05/19/11	6,240,000	6,240,000

						210,117,980

 3

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Puerto Rico 1.1%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	b	5.00%		08/01/11	2,390,000	2,426,800

Total Municipal Securities
(Cost $212,544,780)						212,544,780

End of Investments.

At 03/31/11, the tax basis cost of the fund’s investments was $212,544,780.

a	Variable-rate security.
b	Credit-enhanced security.
c	Liquidity-enhanced security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $88,823,000 or 41.7% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TECP —	Tax-exempt commercial paper
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money

4

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2011, all the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

REG47705MAR11

 5

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: May 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 23, 2011

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date: May 23, 2011